                           MONY SERIES FUND, INC.,

                        ENTERPRISE ACCUMULATION TRUST

                                     AND

                           OCC ACCUMULATION TRUST

                           1997 SEMI-ANNUAL REPORT

                          PRODUCTS:

                          MONYMASTER
                          MONYEQUITY MASTER
                          VALUEMASTER
                          MONYVESTOR
                          STRATEGIST

--------------------------------------------------------------------------------

[MUTUAL OF NEW YORK LOGO]

--------------------------------------------------------------------------------

The historical returns for the Portfolios take into account expenses incurred by the Portfolios, but not other charges imposed by the Variable Accounts. An investor may not invest directly into the MONY Series Fund, Inc. or Enterprise Accumulation Trust Portfolios. Actual returns for the variable product you own would therefore be lower. Of course, past performance does not guarantee future results.

This report is not to be construed as an offering for sale of any contracts participating in the MONY Series Fund, Inc., Enterprise Accumulation Trust or the OCC Accumulation Trust, or as a solicitation as an offer to buy any such contracts unless preceded by or accompanied by the most recent calendar quarter MONYMaster, MONYEquity Master or ValueMaster performance and a current MONYMaster, MONYEquity Master or ValueMaster prospectus which contains more complete information of charges and expenses.

The information provided on the MONYVestor and Strategist are for those contracts that are inforce. These products are no longer available to the general public.

                             MONY SERIES FUND, INC.

Dear Shareholder,

     The stock market moved up sharply during the second quarter, setting new highs in the popular averages. Market breadth also improved as more individual stocks participated in the upswing. The economic news was very favorable, creating a return to the "Goldilocks" economy -- not too fast and not too slow. Inflation news was positive, both the producer and the consumer indices showing a flat price trend. Interest rates drifted lower, mutual fund inflows continued and stock prices exploded to the upside.

     Everything has gone right on the economic, inflation and interest rate front. There was even the beginning of a deal on resolving the Federal budget deficit. All this has not gone unnoticed, and valuations are in historic high territory. The good news may well justify such valuations and it is possible that the economy and the markets have entered a new era. However, as the market has moved higher the tolerance for any slips has decreased. Investors have substantial profits to protect, 1997 has been better than almost anyone expected. They will be inclined to move quickly to protect their gains.

     At such levels the market will suffer from any deviation from the current "just right" growth. While a weaker economy would hurt the earnings side, a stronger than expected economy is also a risk. The market has more to lose from the negative effects of inflation and interest rates, than from weaker profits.

     Stronger growth accompanied by any indication of a prospective inflation increase would quickly cause the bond market to sell off, pushing long term rates higher. The Federal Reserve would move to tighten credit and push up short rates. This would begin to slow the economy, but would increase concern about overshooting the fine tuning and causing recession. Any benefit the market would get from better earnings would be tempered by the certainty that those gains would not last in a more hostile monetary environment.

     Most importantly the negative effect of higher rates on valuation models would overcome any positive earnings impact. Competition from fixed income alternatives would begin to draw money from stocks.

     Current investor desires and expectations are for growth of around 2.5 per cent, anything significantly higher raises fears of future inflation. It's possible that this "just right" will continue for awhile, but at some point it's likely to deviate from this perfect path. The stock market has moved a long way in a short time and some consolidation would not be surprising. A major decline is not expected as long as growth remains moderate and inflation is subdued. Under these conditions interest rates should remain stable or decline improving the relative attractiveness of bonds.

                                          Sincerely,
                                          /s/ KENNETH M. LEVINE
                                          Kenneth M. Levine
                                          Chairman

                          THE MONY SERIES FUND, INC.,

                         ENTERPRISE ACCUMULATION TRUST

                                      AND

                             OCC ACCUMULATION TRUST

                               TABLE OF CONTENTS

                                                                                         PAGE
                                                                                         ----
VARIABLE ACCOUNT L
     MONY America
          Statements of Assets and Liabilities as of June 30, 1997....................     5
          Statements of Operations as of June 30, 1997................................     7
          Statements of Changes in Net Assets.........................................     9
          Notes to Financial Statements...............................................    12
     MONY
          Statements of Assets and Liabilities as of June 30, 1997....................    15
          Statements of Operations as of June 30, 1997................................    17
          Statements of Changes in Net Assets.........................................    19
          Notes to Financial Statements...............................................    22
VARIABLE ACCOUNT S
     MONY America
          Statements of Assets and Liabilities as of June 30, 1997....................    25
          Statements of Operations as of June 30, 1997................................    26
          Statements of Changes in Net Assets.........................................    27
          Notes to Financial Statements...............................................    28
     MONY
          Statements of Assets and Liabilities as of June 30, 1997....................    30
          Statements of Operations as of June 30, 1997................................    31
          Statements of Changes in Net Assets.........................................    32
          Notes to Financial Statements...............................................    33
VARIABLE ACCOUNT A
     MONY America
          Statements of Assets and Liabilities as of June 30, 1997....................    35
          Statements of Operations as of June 30, 1997................................    38
          Statements of Changes in Net Assets.........................................    41
          Notes to Financial Statements...............................................    45
     MONY
          Statements of Assets and Liabilities as of June 30, 1997....................    48
          Statements of Operations as of June 30, 1997................................    51
          Statements of Changes in Net Assets.........................................    54
          Notes to Financial Statements...............................................    58

                                                                                         PAGE
                                                                                         ----
MONY SERIES FUND, INC.
     Equity Growth Portfolio (MONYMaster I, MONYVestor and Strategist)................    61
     Equity Income Portfolio (MONYMaster I, MONYVestor and Strategist)................    61
     Intermediate Term Bond Portfolio (MONYEquity Master, MONYMaster I&II, MONYVestor
      and Strategist).................................................................    62
     Long Term Bond Portfolio (MONYEquity Master, MONYMaster I&II, MONYVestor and
      Strategist).....................................................................    63
     Diversified Portfolio (MONYMaster I, MONYVestor and Strategist)..................    64
     Government Securities Bond Portfolio (MONYEquity Master, MONYMaster II)..........    64
     Money Market Portfolio (MONYEquity Master, MONYMaster I&II, MONYVestor and
      Strategist).....................................................................    65
     Equity Growth Portfolio of Investments (MONYMaster I, MONYVestor and
      Strategist).....................................................................    66
     Equity Income Portfolio of Investments (MONYMaster I, MONYVestor and
      Strategist).....................................................................    68
     Intermediate Term Bond Portfolio of Investments (MONYEquity Master, MONYMaster
      I&II, MONYVestor and Strategist)................................................    70
     Long Term Bond Portfolio of Investments (MONYEquity Master, MONYMaster I&II,
      MONYVestor and Strategist)......................................................    71
     Diversified Portfolio of Investments (MONYMaster I, MONYVestor and Strategist)...    72
     Government Securities Bond Portfolio of Investments (MONYEquity Master,
      MONYMaster II)..................................................................    74
     Money Market Portfolio of Investments (MONYEquity Master, MONYMaster I&II,
      MONYVestor and Strategist)......................................................    75
     Statements of Assets and Liabilities as of June 30, 1997.........................    76
     Statements of Operations as of June 30, 1997.....................................    77
     Statements of Changes in Net Assets..............................................    78
     NOTES TO FINANCIAL STATEMENTS....................................................    80
     FINANCIAL HIGHLIGHTS.............................................................    83
ENTERPRISE ACCUMULATION TRUST
     Equity Portfolio (MONYEquity Master, MONYMaster II)..............................    91
     Small Cap Portfolio (MONYEquity Master, MONYMaster II)...........................    93
     Managed Portfolio (MONYEquity Master, MONYMaster II).............................    96
     International Growth Portfolio (MONYEquity Master, MONYMaster II)................    99
     High Yield Bond Portfolio (MONYEquity Master, MONYMaster II).....................   104
     Statements of Assets and Liabilities as of June 30, 1997.........................   108
     Statements of Operations as of June 30, 1997.....................................   109
     Statements of Changes in Net Assets..............................................   110
     FINANCIAL HIGHLIGHTS.............................................................   112
     NOTES TO FINANCIAL STATEMENTS....................................................   117

                                                                                         PAGE
                                                                                         ----
OCC ACCUMULATION TRUST
     Equity Portfolio (ValueMaster)...................................................   122
     Small Cap Portfolio (ValueMaster)................................................   124
     Managed Portfolio (ValueMaster)..................................................   126
     Money Market Portfolio (ValueMaster).............................................   128
     U.S. Government Income Portfolio (ValueMaster)...................................   129
     Equity Portfolio Schedule of Investments (ValueMaster)...........................   130
     Small Cap Portfolio Schedule of Investments (ValueMaster)........................   131
     Managed Portfolio Schedule of Investments (ValueMaster)..........................   132
     Money Market Portfolio Schedule of Investments (ValueMaster).....................   134
     U.S. Government Income Portfolio Schedule of Investments (ValueMaster)...........   135
     Statements of Assets and Liabilities as of June 30, 1997.........................   136
     Statements of Operations as of June 30, 1997.....................................   137
     Statements of Changes in Net Assets..............................................   138
     NOTES TO FINANCIAL STATEMENTS....................................................   139
     FINANCIAL HIGHLIGHTS.............................................................   142

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1997 (UNAUDITED)

                                                                    VARIABLE LIFE
                                     ---------------------------------------------------------------------------
                                       EQUITY       EQUITY     INTERMEDIATE LONG TERM                   MONEY
                                       GROWTH       INCOME     TERM BOND       BOND      DIVERSIFIED    MARKET
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                     ----------   ----------   ----------   ----------   ----------   ----------
              ASSETS
Investments at cost (Note 4).......  $  546,162   $  539,561   $  167,990   $   83,086   $  825,980   $   84,486
                                      =========    =========    =========    =========   ==========    =========
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)...............................  $  749,842   $  752,663   $  169,487   $   85,692   $1,078,200   $   82,332
Amount due from MONY America.......         226           60            0            0          477           49
Amount due from MONY Series Fund,
  Inc. ............................         321          512          369            1          648          259
                                      ---------    ---------    ---------    ---------   ----------    ---------
          Total assets.............     750,389      753,235      169,856       85,693    1,079,325       82,640
                                      ---------    ---------    ---------    ---------   ----------    ---------
            LIABILITIES
Amount due to MONY America.........         321          512          369            1          648          259
Amount due to MONY Series Fund,
  Inc. ............................         226           60            0            0          477           49
                                      ---------    ---------    ---------    ---------   ----------    ---------
          Total liabilities........         547          572          369            1        1,125          308
                                      ---------    ---------    ---------    ---------   ----------    ---------
Net assets.........................  $  749,842   $  752,663   $  169,487   $   85,692   $1,078,200   $   82,332
                                      =========    =========    =========    =========   ==========    =========
Net assets consist of:
  Contractholders' net payments....  $  539,575   $  533,107   $  207,531   $  123,015   $  954,720   $  200,901
  Cost of insurance withdrawals
     (Note 3)......................    (367,358)    (468,687)    (196,927)    (148,754)    (885,847)    (193,956)
  Undistributed net investment
     income........................     170,467      329,976      164,320      100,334      536,944       75,387
  Accumulated net realized gain
     (loss) on investments.........     203,478      145,165       (6,934)       8,491      220,163            0
  Unrealized appreciation of
     investments...................     203,680      213,102        1,497        2,606      252,220            0
                                      ---------    ---------    ---------    ---------   ----------    ---------
Net assets.........................  $  749,842   $  752,663   $  169,487   $   85,692   $1,078,200   $   82,332
                                      =========    =========    =========    =========   ==========    =========
Number of units outstanding*.......      14,833       14,188        7,519        3,091       29,626        4,692
                                      ---------    ---------    ---------    ---------   ----------    ---------
Net asset value per unit
  outstanding*.....................  $    50.55   $    53.05   $    22.54   $    27.72   $    36.39   $    17.55
                                      =========    =========    =========    =========   ==========    =========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1997 (UNAUDITED)

                                                                             VARIABLE UNIVERSAL LIFE
                                                  ------------------------------------------------------------------------------
                                                  INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY
                                                   TERM BOND        BOND      SECURITIES     MARKET       EQUITY      SMALL CAP
                                                   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                  ------------   ----------   ----------   ----------   -----------   ----------
                     ASSETS
Investments at cost (Note 4)....................    $132,241     $ 747,786     $397,206    $2,544,883   $ 8,858,621   $3,543,648
                                                    ========     =========     ========    ==========   ===========   ==========
Investments in Enterprise Accumulation Trust at
  net asset value (Note 2)......................    $      0     $       0     $      0    $        0   $10,089,263   $4,256,596
Investments in MONY Series Fund, Inc. at net
  asset value (Note 2)..........................     130,957       750,244      399,377     2,544,883             0            0
Amount due from Enterprise Accumulation Trust...           0             0            0             0         9,584        4,365
Amount due from MONY America....................         240           690          851        51,851        12,859        8,163
Amount due from MONY Series Fund, Inc...........          57           428           63         1,442             0            0
                                                    --------     ---------     --------    ----------   -----------   ----------
        Total assets............................     131,254       751,362      400,291     2,598,176    10,111,706    4,269,124
                                                    --------     ---------     --------    ----------   -----------   ----------
                  LIABILITIES
Amount due to Enterprise Accumulation Trust.....           0             0            0             0        12,859        8,163
Amount due to MONY America......................          57           428           63         1,442         9,584        4,365
Amount due to MONY Series Fund, Inc. ...........         240           690          851        51,851             0            0
                                                    --------     ---------     --------    ----------   -----------   ----------
        Total liabilities.......................         297         1,118          914        53,293        22,443       12,528
                                                    --------     ---------     --------    ----------   -----------   ----------
Net assets......................................    $130,957     $ 750,244     $399,377    $2,544,883   $10,089,263   $4,256,596
                                                    ========     =========     ========    ==========   ===========   ==========
Net assets consist of:
  Contractholders' net payments.................    $155,250     $ 820,889     $438,095    $2,750,288   $10,137,973   $4,172,150
  Cost of insurance withdrawals (Note 3)........     (29,795)     (119,867)     (59,580)     (369,732)   (1,761,008)    (779,550)
  Undistributed net investment income...........       6,702        50,524       16,187       164,327        43,716       33,666
  Accumulated net realized gain (loss) on
    investments.................................          84        (3,760)       2,504             0       437,940      117,382
  Unrealized appreciation (depreciation) of
    investments.................................      (1,284)        2,458        2,171             0     1,230,642      712,948
                                                    --------     ---------     --------    ----------   -----------   ----------
Net assets......................................    $130,957     $ 750,244     $399,377    $2,544,883   $10,089,263   $4,256,596
                                                    ========     =========     ========    ==========   ===========   ==========
Number of units outstanding*....................      11,475        60,983       35,257       229,374       550,702      273,031
                                                    --------     ---------     --------    ----------   -----------   ----------
Net asset value per unit outstanding*...........    $  11.41     $   12.30     $  11.33    $    11.09   $     18.32   $    15.59
                                                    ========     =========     ========    ==========   ===========   ==========

                                                            VARIABLE UNIVERSAL LIFE
                                                  ----------------------------------------
                                                                INTERNATIONAL   HIGH YIELD
                                                    MANAGED        GROWTH          BOND
                                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                  -----------   -------------   ----------
                     ASSETS
Investments at cost (Note 4)....................  $36,514,831    $ 2,573,465    $1,280,132
                                                  ===========     ==========    ==========
Investments in Enterprise Accumulation Trust at
  net asset value (Note 2)......................  $42,057,304    $ 2,924,947    $1,312,735
Investments in MONY Series Fund, Inc. at net
  asset value (Note 2)..........................            0              0             0
Amount due from Enterprise Accumulation Trust...       36,434          2,590           704
Amount due from MONY America....................       96,827          7,355           610
Amount due from MONY Series Fund, Inc...........            0              0             0
                                                  -----------     ----------    ----------
        Total assets............................   42,190,565      2,934,892     1,314,049
                                                  -----------     ----------    ----------
                  LIABILITIES
Amount due to Enterprise Accumulation Trust.....       96,827          7,355           610
Amount due to MONY America......................       36,434          2,590           704
Amount due to MONY Series Fund, Inc. ...........            0              0             0
                                                  -----------     ----------    ----------
        Total liabilities.......................      133,261          9,945         1,314
                                                  -----------     ----------    ----------
Net assets......................................  $42,057,304    $ 2,924,947    $1,312,735
                                                  ===========     ==========    ==========
Net assets consist of:
  Contractholders' net payments.................  $41,146,145    $ 2,853,905    $1,399,469
  Cost of insurance withdrawals (Note 3)........   (6,857,443)      (367,193)     (221,443)
  Undistributed net investment income...........      195,895          8,576        90,740
  Accumulated net realized gain (loss) on
    investments.................................    2,030,234         78,177        11,366
  Unrealized appreciation (depreciation) of
    investments.................................    5,542,473        351,482        32,603
                                                  -----------     ----------    ----------
Net assets......................................  $42,057,304    $ 2,924,947    $1,312,735
                                                  ===========     ==========    ==========
Number of units outstanding*....................    2,253,949        193,458        99,996
                                                  -----------     ----------    ----------
Net asset value per unit outstanding*...........  $     18.66    $     15.12    $    13.13
                                                  ===========     ==========    ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                 FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)

                                                                      VARIABLE LIFE
                                      -----------------------------------------------------------------------------
                                        EQUITY       EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                        GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED    MARKET
                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                      ----------   ----------   ------------   ----------   ----------   ----------
Dividend income.....................   $ 57,504     $ 80,960      $ 10,378      $  5,654     $ 84,416     $  2,153
Mortality and expense risk charges
  (Note 3)..........................      2,018        2,115           518           268        3,233          253
                                       --------     --------       -------       -------     --------      -------
Net investment income...............     55,486       78,845         9,860         5,386       81,183        1,900
                                       --------     --------       -------       -------     --------      -------
Realized and unrealized gain (loss)
  on investments (Note 2):
  Proceeds from sales...............     37,852       71,403        25,637        13,240      213,901       15,091
  Cost of shares sold...............     25,068       42,721        24,904        11,778      149,837       15,091
                                       --------     --------       -------       -------     --------      -------
Net realized gain on investments....     12,784       28,682           733         1,462       64,064            0
Net increase (decrease) in
  unrealized appreciation of
  investments.......................     53,729       27,188        (6,588)       (5,245)       7,424            0
                                       --------     --------       -------       -------     --------      -------
Net realized and unrealized gain
  (loss) on investments.............     66,513       55,870        (5,855)       (3,783)      71,488            0
                                       --------     --------       -------       -------     --------      -------
Net increase in net assets resulting
  from operations...................   $121,999     $134,715      $  4,005      $  1,603     $152,671     $  1,900
                                       ========     ========       =======       =======     ========      =======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                 FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)

                                                                     VARIABLE UNIVERSAL LIFE
                                       -----------------------------------------------------------------------------------
                                       INTERMEDIATE    LONG TERM     GOVERNMENT       MONEY
                                        TERM BOND         BOND       SECURITIES      MARKET         EQUITY      SMALL CAP
                                        SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                       ------------    ----------    ----------    -----------    ----------    ----------
Dividend income.....................     $  6,095       $ 42,293      $ 14,009     $    67,446    $        0     $      0
Mortality and expense risk charges
  (Note 3)..........................          403          2,534         1,286           9,909        27,646       11,720
                                          -------       --------       -------     -----------    ----------     --------
Net investment income (loss)........        5,692         39,759        12,723          57,537       (27,646)     (11,720)
                                          -------       --------       -------     -----------    ----------     --------
Realized and unrealized gain (loss)
  on investments (Note 2):
  Proceeds from sales...............       21,490        107,923        50,582      11,789,278     1,404,005      552,205
  Cost of shares sold...............       21,065        113,644        49,117      11,789,278     1,164,313      475,157
                                          -------       --------       -------     -----------    ----------     --------
Net realized gain (loss) on
  investments.......................          425         (5,721)        1,465               0       239,692       77,048
Net increase (decrease) in
  unrealized appreciation of
  investments.......................       (3,517)       (19,428)       (4,926)              0       849,548      638,619
                                          -------       --------       -------     -----------    ----------     --------
Net realized and unrealized gain
  (loss) on investments.............       (3,092)       (25,149)       (3,461)              0     1,089,240      715,667
                                          -------       --------       -------     -----------    ----------     --------
Net increase in net assets resulting
  from operations...................     $  2,600       $ 14,610      $  9,262     $    57,537    $1,061,594     $703,947
                                          =======       ========       =======     ===========    ==========     ========

                                               VARIABLE UNIVERSAL LIFE
                                       ----------------------------------------
                                                    INTERNATIONAL    HIGH YIELD
                                       MANAGED         GROWTH           BOND
                                      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                      ----------    -------------    ----------
Dividend income.....................  $        0      $       0       $ 44,881
Mortality and expense risk charges
  (Note 3)..........................     122,937          8,304          3,888
                                      ----------       --------        -------
Net investment income (loss)........    (122,937)        (8,304)        40,993
                                      ----------       --------        -------
Realized and unrealized gain (loss)
  on investments (Note 2):
  Proceeds from sales...............   5,535,945        387,415        286,836
  Cost of shares sold...............   4,412,649        338,776        275,840
                                      ----------       --------        -------
Net realized gain (loss) on
  investments.......................   1,123,296         48,639         10,996
Net increase (decrease) in
  unrealized appreciation of
  investments.......................   3,283,920        254,900          6,379
                                      ----------       --------        -------
Net realized and unrealized gain
  (loss) on investments.............   4,407,216        303,539         17,375
                                      ----------       --------        -------
Net increase in net assets resulting
  from operations...................  $4,284,279      $ 295,235       $ 58,368
                                      ==========       ========        =======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                VARIABLE LIFE
                         --------------------------------------------------------------------------------------------
                                EQUITY GROWTH                   EQUITY INCOME                 INTERMEDIATE TERM
                                  SUBACCOUNT                      SUBACCOUNT                   BOND SUBACCOUNT
                         ----------------------------    ----------------------------    ----------------------------
                         FOR THE SIX       FOR THE       FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                         MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                           JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                             1997            1996            1997            1996            1997            1996
                         ------------    ------------    ------------    ------------    ------------    ------------
                         (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
From operations:
 Net investment income
   (loss)...............   $ 55,486        $ (3,666)       $ 78,845        $ (2,649)       $  9,860        $ (1,063)
 Net realized gain on
   investments..........     12,784          22,971          28,682          35,481             733             665
 Net increase (decrease)
   in unrealized
   appreciation of
   investments..........     53,729          92,373          27,188          80,163          (6,588)          5,698
                           --------        --------        --------        --------        --------        --------
Net increase (decrease)
 in net assets resulting
 from operations........    121,999         111,678         134,715         112,995           4,005           5,300
                           --------        --------        --------        --------        --------        --------
From unit transactions:
 Net proceeds from the
   issuance of units....     18,016          46,370          16,970          38,780           5,493          12,039
 Net asset value of
   units redeemed or
   used to meet contract
   obligations..........    (23,699)        (75,563)        (65,472)        (90,508)        (17,052)        (23,076)
                           --------        --------        --------        --------        --------        --------
Net decrease from unit
 transactions...........     (5,683)        (29,193)        (48,502)        (51,728)        (11,559)        (11,037)
                           --------        --------        --------        --------        --------        --------
Net increase (decrease)
 in net assets..........    116,316          82,485          86,213          61,267          (7,554)         (5,737)
Net assets beginning of
 period.................    633,526         551,041         666,450         605,183         177,041         182,778
                           --------        --------        --------        --------        --------        --------
Net assets end of
 period*................   $749,842        $633,526        $752,663        $666,450        $169,487        $177,041
                           ========        ========        ========        ========        ========        ========
Units outstanding
 beginning of period....     14,958          15,643          15,149          16,377           8,041           8,556
Units issued during the
 period.................        410           1,232             424           1,004             249             562
Units redeemed during
 the period.............       (535)         (1,917)         (2,098)         (2,232)           (771)         (1,077)
                           --------        --------        --------        --------        --------        --------
Units outstanding end of
 period.................     14,833          14,958          13,475          15,149           7,519           8,041
                           ========        ========        ========        ========        ========        ========
---------------
* Includes undistributed
  net investment income
  of:                      $170,467        $114,981        $329,976        $251,131        $164,320        $154,460

                                                                VARIABLE LIFE
                         --------------------------------------------------------------------------------------------
                                   LONG TERM                      DIVERSIFIED                     MONEY MARKET
                                BOND SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                          ----------------------------    ----------------------------    ----------------------------
                          FOR THE SIX       FOR THE       FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                          MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                            JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                              1997            1996            1997            1996            1997            1996
                          ------------    ------------    ------------    ------------    ------------    ------------
                          (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
From operations:
 Net investment income
   (loss)...............    $  5,386        $   (582)      $   81,183      $   (6,210)      $  1,900        $  3,835
 Net realized gain on
   investments..........       1,462           1,989           64,064          29,580              0               0
 Net increase (decrease)
   in unrealized
   appreciation of
   investments..........      (5,245)         (2,681)           7,424         110,202              0               0
                            --------        --------       ----------      ----------        -------         -------
Net increase (decrease)
 in net assets resulting
 from operations........       1,603          (1,274)         152,671         133,572          1,900           3,835
                            --------        --------       ----------      ----------        -------         -------
From unit transactions:
 Net proceeds from the
   issuance of units....       1,557           5,926           38,871          85,626          4,179           9,558
 Net asset value of
   units redeemed or
   used to meet contract
   obligations..........     (12,721)        (15,517)        (197,083)       (124,946)        (9,036)        (18,398)
                            --------        --------       ----------      ----------        -------         -------
Net decrease from unit
 transactions...........     (11,164)         (9,591)        (158,212)        (39,320)        (4,857)         (8,840)
                            --------        --------       ----------      ----------        -------         -------
Net increase (decrease)
 in net assets..........      (9,561)        (10,865)          (5,541)         94,252         (2,957)         (5,005)
Net assets beginning of
 period.................      95,253         106,118        1,083,741         989,489         85,289          90,294
                            --------        --------       ----------      ----------        -------         -------
Net assets end of
 period*................    $ 85,692        $ 95,253       $1,078,200      $1,083,741       $ 82,332        $ 85,289
                            ========        ========       ==========      ==========        =======         =======
Units outstanding
 beginning of period....       3,504           3,869           34,279          35,607          4,970           5,499
Units issued during the
 period.................          58             226            1,198           2,942            242             570
Units redeemed during
 the period.............        (471)           (591)          (5,851)         (4,270)          (520)         (1,099)
                            --------        --------       ----------      ----------        -------         -------
Units outstanding end of
 period.................       3,091           3,504           29,626          34,279          4,692           4,970
                            ========        ========       ==========      ==========        =======         =======
---------------
* Includes undistributed
  net investment income
  of:                       $100,334        $ 94,948       $  536,944      $  455,761       $ 75,387        $ 73,487

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                            VARIABLE UNIVERSAL LIFE
                             ------------------------------------------------------
                                 INTERMEDIATE TERM               LONG TERM
                                        BOND                        BOND
                                     SUBACCOUNT                  SUBACCOUNT
                             --------------------------  --------------------------
                             FOR THE SIX     FOR THE     FOR THE SIX     FOR THE
                             MONTHS ENDED   YEAR ENDED   MONTHS ENDED   YEAR ENDED
                               JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                 1997          1996          1997          1996
                             ------------  ------------  ------------  ------------
                             (UNAUDITED)                 (UNAUDITED)
From operations:
  Net investment income
    (loss)..................   $  5,692      $   (404)     $ 39,759      $ (3,193)
  Net realized gain (loss)
    on investments..........        425          (715)       (5,721)          795
  Net increase (decrease) in
    unrealized appreciation
    of investments..........     (3,517)        3,148       (19,428)       13,609
                               --------      --------      --------      --------
Net increase in net assets
  resulting from
  operations................      2,600         2,029        14,610        11,211
                               --------      --------      --------      --------
From unit transactions:
  Net proceeds from the
    issuance of units.......     51,944        82,991       200,782       425,430
  Net asset value of units
    redeemed or used to meet
    contract obligations....    (14,411)      (20,916)      (79,679)      (91,922)
                               --------      --------      --------      --------
Net increase (decrease) from
  unit transactions.........     37,533        62,075       121,103       333,508
                               --------      --------      --------      --------
Net increase (decrease) in
  net assets................     40,133        64,104       135,713       344,719
Net assets beginning of
  period....................     90,824        26,720       614,531       269,812
                               --------      --------      --------      --------
Net assets end of period*...   $130,957      $ 90,824      $750,244      $614,531
                               ========      ========      ========      ========
Units outstanding beginning
  of period.................      8,138         2,464        50,910        22,127
Units issued during the
  period....................      4,615         7,592        16,696        36,743
Units redeemed during the
  period....................     (1,278)       (1,918)       (6,623)       (7,960)
                               --------      --------      --------      --------
Units outstanding end of
  period....................     11,475         8,138        60,983        50,910
                               ========      ========      ========      ========
---------------
* Includes undistributed net
  investment income of:        $  6,702      $  1,010      $ 50,524      $ 10,765

                                            VARIABLE UNIVERSAL LIFE
                             ------------------------------------------------------
                                   GOVERNMENT                    MONEY
                                   SECURITIES                    MARKET
                                   SUBACCOUNT                  SUBACCOUNT
                            -------------------------  --------------------------
                            FOR THE SIX    FOR THE     FOR THE SIX     FOR THE
                            MONTHS ENDED  YEAR ENDED   MONTHS ENDED   YEAR ENDED
                              JUNE 30,   DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                1997         1996          1997          1996
                            ------------ ------------  ------------  ------------
                            (UNAUDITED)                (UNAUDITED)
From operations:
  Net investment income
    (loss)..................$   12,723     $ (1,630)   $    57,537   $    86,414
  Net realized gain (loss)
    on investments..........     1,465          906              0             0
  Net increase (decrease) in
    unrealized appreciation
    of investments..........    (4,926)        7,805             0             0
                              --------     --------    ------------  ------------
Net increase in net assets
  resulting from
  operations................     9,262        7,081         57,537        86,414
                              --------     --------    ------------  ------------
From unit transactions:
  Net proceeds from the
    issuance of units.......   130,029      149,977      8,189,728    15,675,163
  Net asset value of units
    redeemed or used to meet
    contract obligations....   (32,571)      (35,779)  (10,051,622)  (13,113,154)
                              --------     --------    ------------  ------------
Net increase (decrease) from
  unit transactions.........    97,458      114,198     (1,861,894)    2,562,009
                              --------     --------    ------------  ------------
Net increase (decrease) in
  net assets................   106,720      121,279     (1,804,357)    2,648,423
Net assets beginning of
  period....................   292,657      171,378      4,349,240     1,700,817
                              --------     --------    ------------  ------------
Net assets end of period*...$  399,377     $292,657    $ 2,544,883   $ 4,349,240
                              ========     ========    ============  ============
Units outstanding beginning
  of period.................    26,498       15,959        400,565       163,465
Units issued during the
  period....................    11,680       13,851        748,016     1,469,700
Units redeemed during the
  period....................    (2,921)       (3,312)     (919,207)   (1,232,600)
                              --------     --------    ------------  ------------
Units outstanding end of
  period....................    35,257       26,498        229,374       400,565
                              ========     ========    ============  ============
---------------
* Includes undistributed net
  investment income of:     $   16,187     $  3,464    $   164,327   $   106,790

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                  VARIABLE UNIVERSAL LIFE (CONTINUED)
                                          -----------------------------------------------------------------------------------
                                                                                                            MANAGED
                                              EQUITY SUBACCOUNT          SMALL CAP SUBACCOUNT              SUBACCOUNT
                                          --------------------------  ---------------------------  --------------------------
                                          FOR THE SIX     FOR THE      FOR THE SIX     FOR THE     FOR THE SIX     FOR THE
                                          MONTHS ENDED   YEAR ENDED   MONTHS ENDED    YEAR ENDED   MONTHS ENDED   YEAR ENDED
                                            JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                              1997          1996          1997           1996          1997          1996
                                          ------------  ------------  -------------  ------------  ------------  ------------
                                          (UNAUDITED)                  (UNAUDITED)                 (UNAUDITED)
From operations:
  Net investment income (loss)........... $    (27,646)  $   46,194    $   (11,720)   $   28,953   $   (122,937) $    134,759
  Net realized gain on investments.......      239,692      174,857         77,048        30,574      1,123,296       783,666
  Net increase in unrealized appreciation
    of investments.......................      849,548      357,881        638,619        78,392      3,283,920     2,166,435
                                           -----------   ----------     ----------    ----------    -----------   -----------
Net increase in net assets resulting from
  operations.............................    1,061,594      578,932        703,947       137,919      4,284,279     3,084,860
                                           -----------   ----------     ----------    ----------    -----------   -----------
From unit transactions:
  Net proceeds from the issuance of
    units................................    5,014,140    4,459,200      1,556,044     2,152,749     17,174,636    20,620,582
  Net asset value of units redeemed or
    used to meet contract obligations....   (1,116,215)    (952,864)      (440,462)     (454,428)    (4,611,684)   (4,735,332)
                                           -----------   ----------     ----------    ----------    -----------   -----------
Net increase from unit transactions......    3,897,925    3,506,336      1,115,582     1,698,321     12,562,952    15,885,250
                                           -----------   ----------     ----------    ----------    -----------   -----------
Net increase in net assets...............    4,959,519    4,085,268      1,819,529     1,836,240     16,847,231    18,970,110
Net assets beginning of period...........    5,129,744    1,044,476      2,437,067       600,827     25,210,073     6,239,963
                                           -----------   ----------     ----------    ----------    -----------   -----------
Net assets end of period*................ $ 10,089,263   $5,129,744    $ 4,256,596    $2,437,067   $ 42,057,304  $ 25,210,073
                                           ===========   ==========     ==========    ==========    ===========   ===========
Units outstanding beginning of period....      319,002       80,766        191,743        52,194      1,532,486       465,095
Units issued during the period...........      298,118      303,412        113,650       176,984        988,680     1,382,408
Units redeemed during the period.........      (66,418)     (65,176)       (32,362)      (37,435)      (267,217)     (315,017)
                                           -----------   ----------     ----------    ----------    -----------   -----------
Units outstanding end of period..........      550,702      319,002        273,031       191,743      2,253,949     1,532,486
                                           ===========   ==========     ==========    ==========    ===========   ===========
---------------
* Includes undistributed net investment
  income of:                              $     43,716   $   71,362    $    33,666    $   45,386   $    195,895  $    318,832

                                                   VARIABLE UNIVERSAL LIFE (CONTINUED)
                                         -----------------------------------------------------
                                               INTERNATIONAL                HIGH YIELD
                                                  GROWTH                       BOND
                                                SUBACCOUNT                  SUBACCOUNT
                                         -------------------------  --------------------------
                                         FOR THE SIX    FOR THE     FOR THE SIX     FOR THE
                                         MONTHS ENDED  YEAR ENDED   MONTHS ENDED   YEAR ENDED
                                           JUNE 30,   DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                             1997         1996          1997          1996
                                         ------------ ------------  ------------  ------------
                                         (UNAUDITED)                (UNAUDITED)
From operations:
  Net investment income (loss)...........$    (8,304)   $   (1,058)  $   40,993     $ 42,346
  Net realized gain on investments.......     48,639       23,372        10,996          180
  Net increase in unrealized appreciation
    of investments.......................    254,900       96,691         6,379       25,863
                                          ----------   ----------    ----------     --------
Net increase in net assets resulting from
  operations.............................    295,235      119,005        58,368       68,389
                                          ----------   ----------    ----------     --------
From unit transactions:
  Net proceeds from the issuance of
    units................................  1,190,818    1,524,746       569,785      535,643
  Net asset value of units redeemed or
    used to meet contract obligations....   (292,550)     (291,724)    (146,866)    (125,293)
                                          ----------   ----------    ----------     --------
Net increase from unit transactions......    898,268    1,233,022       422,919      410,350
                                          ----------   ----------    ----------     --------
Net increase in net assets...............  1,193,503    1,352,027       481,287      478,739
Net assets beginning of period...........  1,731,444      379,417       831,448      352,709
                                          ----------   ----------    ----------     --------
Net assets end of period*................$ 2,924,947   $1,731,444    $1,312,735     $831,448
                                          ==========   ==========    ==========     ========
Units outstanding beginning of period....    128,820       31,566        66,709       31,730
Units issued during the period...........     85,642      120,205        44,800       45,756
Units redeemed during the period.........    (21,004)      (22,951)     (11,513)     (10,777)
                                          ----------   ----------    ----------     --------
Units outstanding end of period..........    193,458      128,820        99,996       66,709
                                          ==========   ==========    ==========     ========
---------------
* Includes undistributed net investment
  income of:                             $     8,576   $   16,880    $   90,740     $ 49,747

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Variable Life Insurance and Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

     There are currently fifteen subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of the Variable Universal Life commenced operations during 1995. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages 61 to 89 and 91 to 119, respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investment:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset values of the Funds. Except for the Money Market Portfolios, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held which approximates value.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1997 aggregated $4,779,757.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .60 percent (for the Variable Life Subaccounts) and .75 percent (for the Variable Universal Life Subaccounts) of aggregate average daily net assets. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS

     Investments in Variable Life at cost, at June 30, 1997 (unaudited) consist of the following:

                                                             MONY SERIES FUND, INC.
                                   --------------------------------------------------------------------------
                                    EQUITY     EQUITY    INTERMEDIATE   LONG TERM                    MONEY
                                    GROWTH     INCOME     TERM BOND       BOND      DIVERSIFIED     MARKET
                                   PORTFOLIO  PORTFOLIO   PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                   --------   --------   ------------   ---------   -----------   -----------
Shares beginning of period:
  Shares.........................    20,860     28,432       16,153        7,418         60,241        85,289
  Amount.........................  $483,575   $480,537     $168,956     $ 87,403     $  838,945    $   85,289
                                   --------   --------     --------      -------       --------       -------
Shares acquired:
  Shares.........................       989        864          669          147          2,881        12,135
  Amount.........................  $ 30,151   $ 20,785     $ 13,560     $  1,807     $   52,456    $   12,135
Shares received for reinvestment
  of dividends:
  Shares.........................     2,038      3,766        1,007          483          5,055         2,153
  Amount.........................  $ 57,504   $ 80,960     $ 10,378     $  5,654     $   84,416    $    2,153
Shares redeemed:
  Shares.........................    (1,199)    (2,620)      (2,431)      (1,082)       (11,549)      (15,091)
  Amount.........................  $(25,068)  $(42,721)    $(24,904)    $(11,778)    $ (149,837)   $  (15,091)
                                   --------   --------     --------      -------       --------       -------
Net change:
  Shares.........................     1,828      2,010         (755)        (452)        (3,613)         (803)
  Amount.........................  $ 62,587   $ 59,024     $   (966)    $ (4,317)    $  (12,965)   $     (803)
                                   --------   --------     --------      -------       --------       -------
Shares end of period:
  Shares.........................    22,688     30,442       15,398        6,966         56,628        84,486
  Amount.........................  $546,162   $539,561     $167,990     $ 83,086     $  825,980    $   84,486
                                   ========   ========     ========      =======       ========       =======

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Variable Universal Life at cost, at June 30, 1997 (unaudited) consist of the following:

                            MONY SERIES FUND, INC.                                 ENTERPRISE ACCUMULATION TRUST
               -------------------------------------------------  ---------------------------------------------------------------
               INTERMEDIATE    LONG                                                                                       HIGH
                   TERM        TERM     GOVERNMENT     MONEY                                            INTERNATIONAL    YIELD
                   BOND        BOND     SECURITIES     MARKET       EQUITY     SMALL CAP     MANAGED       GROWTH         BOND
                PORTFOLIO    PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
               ------------  ---------  ----------  ------------  -----------  ----------  -----------  -------------  ----------
Shares
  beginning of
  period:
  Shares......      8,287       47,861     27,661      4,349,240      177,746     120,528      734,773       286,189      150,898
  Amount......   $ 88,592    $ 592,645   $285,560   $  4,349,240  $ 4,748,651  $2,362,738  $22,951,520   $ 1,634,862   $  805,224
                  -------     --------   --------     ----------   ----------  ----------  -----------    ----------     --------
Shares
  acquired:
  Shares......      5,485       18,287     13,981      9,917,475      174,447      75,802      494,983       203,665      128,291
  Amount......   $ 58,619    $ 226,492   $146,754   $  9,917,475  $ 5,274,283  $1,656,067  $17,975,960   $ 1,277,379   $  705,867
Shares
  received for
  reinvestment
  of
  dividends:
  Shares......        591        3,615      1,373         67,446            0           0            0             0        8,135
  Amount......   $  6,095    $  42,293   $ 14,009   $     67,446  $         0  $        0  $         0   $         0   $   44,881
Shares
  redeemed:
  Shares......     (2,009)      (8,767)    (4,834)   (11,789,278)     (46,457)    (25,314)    (153,020)      (61,604)     (52,067)
  Amount......   $(21,065)   $(113,644)  $(49,117)  $(11,789,278) $(1,164,313) $ (475,157) $(4,412,649)  $  (338,776)  $ (275,840)
                  -------     --------   --------     ----------   ----------  ----------  -----------    ----------     --------
Net change:
  Shares......      4,067       13,135     10,520     (1,804,357)     127,990      50,488      341,963       142,061       84,359
  Amount......   $ 43,649    $ 155,141   $111,646   $ (1,804,357) $ 4,109,970  $1,180,910  $13,563,311   $   938,603   $  474,908
                  -------     --------   --------     ----------   ----------  ----------  -----------    ----------     --------
Shares end of
  period:
  Shares......     12,354       60,996     38,181      2,544,883      305,736     171,016    1,076,736       428,250      235,257
  Amount......   $132,241    $ 747,786   $397,206   $  2,544,883  $ 8,858,621  $3,543,648  $36,514,831   $ 2,573,465   $1,280,132
                  =======     ========   ========     ==========   ==========  ==========  ===========    ==========     ========

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1997 (UNAUDITED)

                                                                          VARIABLE LIFE
                                          -----------------------------------------------------------------------------
                                            EQUITY       EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                            GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED    MARKET
                                          SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                          ----------   ----------   ------------   ----------   ----------   ----------
ASSETS
Investments at cost (Note 4)............   $ 61,373     $ 37,691      $  6,678      $ 12,949     $ 57,799     $ 30,382
                                           ========     ========      ========      ========     ========     ========
Investments in MONY Series Fund, Inc. at
  net asset value (Note 2)..............   $ 77,328     $ 44,482      $  6,781      $ 13,711     $ 75,214     $ 30,382
Amount due from MONY....................        135          112             0             5            0           21
Amount due from MONY Series Fund,
  Inc. .................................        198          180             0            68           29           96
                                           --------     --------      --------      --------     --------     --------
          Total assets..................     77,661       44,774         6,781        13,784       75,243       30,499
                                           --------     --------      --------      --------     --------     --------
LIABILITIES
Amount due to MONY......................        198          180             0            68           29           96
Amount due to MONY Series Fund, Inc. ...        135          112             0             5            0           21
                                           --------     --------      --------      --------     --------     --------
          Total liabilities.............        333          292             0            73           29          117
                                           --------     --------      --------      --------     --------     --------
Net assets..............................   $ 77,328     $ 44,482      $  6,781      $ 13,711     $ 75,214     $ 30,382
                                           ========     ========      ========      ========     ========     ========
Net assets consist of:
  Contractholders' net payments.........   $ 75,907     $ 48,303      $  8,964      $ 16,107     $ 65,982     $ 50,700
  Cost of insurance withdrawals (Note
     3).................................    (49,894)     (30,884)      (12,533)      (35,073)     (35,188)     (44,886)
  Undistributed net investment income...     14,348       12,907         9,173        26,729       23,142       24,568
  Accumulated net realized gain on
     investments........................     21,012        7,365         1,074         5,186        3,863            0
  Unrealized appreciation of
     investments........................     15,955        6,791           103           762       17,415            0
                                           --------     --------      --------      --------     --------     --------
Net assets..............................   $ 77,328     $ 44,482      $  6,781      $ 13,711     $ 75,214     $ 30,382
                                           ========     ========      ========      ========     ========     ========
Number of units outstanding*............      1,934        1,076           332           581        2,386        1,803
                                           --------     --------      --------      --------     --------     --------
Net asset value per unit outstanding*...   $  39.99     $  41.35      $  20.42      $  23.58     $  31.52     $  16.85
                                           ========     ========      ========      ========     ========     ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1997 (UNAUDITED)

                                                                              VARIABLE UNIVERSAL LIFE
                                                 ----------------------------------------------------------------------------------
                                                 GOVERNMENT    INTERMEDIATE    LONG TERM       MONEY
                                                 SECURITIES     TERM BOND         BOND         MARKET        EQUITY      SMALL CAP
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                 ----------    ------------    ----------    ----------    ----------    ----------
ASSETS
Investments at cost (Note 4)..................     $  576         $1,336        $ 25,249      $ 79,858      $239,947      $ 67,331
                                                   ======         ======         =======       =======      ========       =======
Investments in Enterprise Accumulation Trust
  at net asset value (Note 2).................     $    0         $    0        $      0      $      0      $261,585      $ 75,791
Investments in MONY Series Fund, Inc. at net
  asset value (Note 2)........................        581          1,367          24,557        79,858             0             0
Amount due from MONY..........................          0              0               0             0             0         1,100
Amount due from Enterprise Accumulation
  Trust.......................................          0              0               0             0           518           229
                                                   ------         ------         -------       -------      --------       -------
        Total assets..........................        581          1,367          24,557        79,858       262,103        77,120
                                                   ------         ------         -------       -------      --------       -------
LIABILITIES
Amount due to MONY............................          0              0               0             0           518           229
Amount due to Enterprise Accumulation Trust...          0              0               0             0             0         1,100
                                                   ------         ------         -------       -------      --------       -------
        Total liabilities.....................          0              0               0             0           518         1,329
                                                   ------         ------         -------       -------      --------       -------
Net assets....................................     $  581         $1,367        $ 24,557      $ 79,858      $261,585      $ 75,791
                                                   ======         ======         =======       =======      ========       =======
Net assets consist of:
  Contractholders' net payments...............     $  709         $1,555        $ 24,957      $ 83,588      $262,794      $ 72,706
  Cost of insurance withdrawals (Note 3)......       (135)          (221)           (640)       (5,231)      (25,066)       (6,551)
  Undistributed/accumulated net investment
    income (loss).............................          0              6             999         1,501           154           120
  Accumulated net realized gain (loss) on
    investments...............................          2             (4)            (67)            0         2,065         1,056
  Unrealized appreciation (depreciation) of
    investments...............................          5             31            (692)            0        21,638         8,460
                                                   ------         ------         -------       -------      --------       -------
Net assets....................................     $  581         $1,367        $ 24,557      $ 79,858      $261,585      $ 75,791
                                                   ======         ======         =======       =======      ========       =======
Number of units outstanding*..................         57            134           2,427         7,771        22,713         5,942
                                                   ------         ------         -------       -------      --------       -------
Net asset value per unit outstanding*.........     $10.21         $10.23        $  10.12      $  10.28      $  11.52      $  12.76
                                                   ======         ======         =======       =======      ========       =======

                                                          VARIABLE UNIVERSAL LIFE
                                                ----------------------------------------
                                                              INTERNATIONAL   HIGH YIELD
                                                 MANAGED         GROWTH          BOND
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                ----------    ------------    ----------
ASSETS
Investments at cost (Note 4)..................   $806,093       $ 73,449       $ 60,700
                                                 ========        =======        =======
Investments in Enterprise Accumulation Trust
  at net asset value (Note 2).................   $861,865       $ 82,578       $ 62,361
Investments in MONY Series Fund, Inc. at net
  asset value (Note 2)........................          0              0              0
Amount due from MONY..........................      2,262          1,090              0
Amount due from Enterprise Accumulation
  Trust.......................................      1,625            250              0
                                                 --------        -------        -------
        Total assets..........................    865,752         83,918         62,361
                                                 --------        -------        -------
LIABILITIES
Amount due to MONY............................      1,625            250              0
Amount due to Enterprise Accumulation Trust...      2,262          1,090              0
                                                 --------        -------        -------
        Total liabilities.....................      3,887          1,340              0
                                                 --------        -------        -------
Net assets....................................   $861,865       $ 82,578       $ 62,361
                                                 ========        =======        =======
Net assets consist of:
  Contractholders' net payments...............   $863,757       $ 77,011       $ 61,687
  Cost of insurance withdrawals (Note 3)......    (61,547)        (3,652)        (2,015)
  Undistributed/accumulated net investment
    income (loss).............................       (265)          (130)         1,054
  Accumulated net realized gain (loss) on
    investments...............................      4,148            220            (26)
  Unrealized appreciation (depreciation) of
    investments...............................     55,772          9,129          1,661
                                                 --------        -------        -------
Net assets....................................   $861,865       $ 82,578       $ 62,361
                                                 ========        =======        =======
Number of units outstanding*..................     71,416          7,307          5,849
                                                 --------        -------        -------
Net asset value per unit outstanding*.........   $  12.07       $  11.30       $  10.66
                                                 ========        =======        =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                 FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)

                                                                          VARIABLE LIFE
                                          -----------------------------------------------------------------------------
                                            EQUITY       EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                            GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED    MARKET
                                          SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                          ----------   ----------   ------------   ----------   ----------   ----------
Dividend income.........................   $  5,414      $4,188        $  384        $  836       $5,526       $  775
Mortality and expense risk charges (Note
  3)....................................        191         111            20            40          208           91
                                            -------      ------          ----         -----       ------       ------
Net investment income...................      5,223       4,077           364           796        5,318          684
                                            -------      ------          ----         -----       ------       ------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales...................      4,929       3,513           249           506        1,865        1,480
  Cost of shares sold...................      3,200       2,428           238           491        1,225        1,480
                                            -------      ------          ----         -----       ------       ------
Net realized gain on investments........      1,729       1,085            11            15          640            0
Net increase (decrease) in unrealized
  appreciation of investments...........      4,496       1,880          (219)         (545)       3,949            0
                                            -------      ------          ----         -----       ------       ------
Net realized and unrealized gain (loss)
  on investments........................      6,225       2,965          (208)         (530)       4,589            0
                                            -------      ------          ----         -----       ------       ------
Net increase in net assets resulting
  from operations.......................   $ 11,448      $7,042        $  156        $  266       $9,907       $  684
                                            =======      ======          ====         =====       ======       ======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                         VARIABLE UNIVERSAL LIFE
                                        -----------------------------------------------------------------------------------------
                                          GOVERNMENT
                                          SECURITIES     INTERMEDIATE    LONG TERM        MONEY
                                          SUBACCOUNT      TERM BOND         BOND          MARKET         EQUITY       SMALL CAP
                                        --------------    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                        FOR THE PERIOD   ------------   ------------   ------------   ------------   ------------
                                          MARCH 24,      FOR THE SIX    FOR THE SIX    FOR THE SIX    FOR THE SIX    FOR THE SIX
                                        1997** THROUGH   MONTHS ENDED   MONTHS ENDED   MONTHS ENDED   MONTHS ENDED   MONTHS ENDED
                                           JUNE 30,        JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                             1997            1997           1997           1997           1997           1997
                                        --------------   ------------   ------------   ------------   ------------   ------------
                                         (UNAUDITED)     (UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)
Dividend income.......................       $  0            $  9          $1,064        $  1,445       $      0       $      0
Mortality and expense risk charges
  (Note 3)............................          0               3              63             213            533            141
                                             ----            ----          ------        --------        -------        -------
Net investment income (loss)..........          0               6           1,001           1,232           (533)          (141)
                                             ----            ----          ------        --------        -------        -------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales.................        136             657           1,404         793,554         45,539         12,891
  Cost of shares sold.................        134             661           1,471         793,554         43,311         11,839
                                             ----            ----          ------        --------        -------        -------
Net realized gain (loss) on
  investments.........................          2              (4)            (67)              0          2,228          1,052
Net increase (decrease) in unrealized
  appreciation of investments.........          5              31            (627)              0         22,335          8,450
                                             ----            ----          ------        --------        -------        -------
Net realized and unrealized gain
  (loss) on investments...............          7              27            (694)              0         24,563          9,502
                                             ----            ----          ------        --------        -------        -------
Net increase in net assets resulting
  from operations.....................       $  7            $ 33          $  307        $  1,232       $ 24,030       $  9,361
                                             ----            ----          ------        --------        -------        -------

                                                   VARIABLE UNIVERSAL LIFE
                                        -------------------------------------------
                                                       INTERNATIONAL   HIGH YIELD
                                          MANAGED         GROWTH          BOND
                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                        ------------   ------------   ------------
                                        FOR THE SIX    FOR THE SIX    FOR THE SIX
                                        MONTHS ENDED   MONTHS ENDED   MONTHS ENDED
                                          JUNE 30,       JUNE 30,       JUNE 30,
                                            1997           1997           1997
                                        ------------   ------------   ------------
                                        (UNAUDITED)    (UNAUDITED)    (UNAUDITED)
Dividend income.......................    $      0        $    0         $1,154
Mortality and expense risk charges
  (Note 3)............................       1,451           180            101
                                           -------        ------         ------
Net investment income (loss)..........      (1,451)         (180)         1,053
                                           -------        ------         ------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales.................      88,575         4,643          7,019
  Cost of shares sold.................      84,372         4,423          7,045
                                           -------        ------         ------
Net realized gain (loss) on
  investments.........................       4,203           220            (26)
Net increase (decrease) in unrealized
  appreciation of investments.........      58,275         8,968          1,660
                                           -------        ------         ------
Net realized and unrealized gain
  (loss) on investments...............      62,478         9,188          1,634
                                           -------        ------         ------
Net increase in net assets resulting
  from operations.....................    $ 61,027        $9,008         $2,687
                                           -------        ------         ------

---------------

** Commencement of operations.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                        VARIABLE LIFE
                                   ---------------------------------------------------------------------------------------
                                          EQUITY GROWTH                 EQUITY INCOME               INTERMEDIATE TERM
                                           SUBACCOUNT                    SUBACCOUNT                  BOND SUBACCOUNT
                                   ---------------------------   ---------------------------   ---------------------------
                                   FOR THE SIX      FOR THE      FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                   MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                       1997           1996           1997           1996           1997           1996
                                   ------------   ------------   ------------   ------------   ------------   ------------
                                   (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income (loss)....   $  5,223       $   (381)      $  4,077       $   (128)       $  364         $  (39)
  Net realized gain on
    investments...................      1,729          6,197          1,085          1,851            11             19
  Net increase (decrease) in
    unrealized appreciation of
    investments...................      4,496          6,121          1,880          3,722          (219)           218
                                      -------        -------        -------        -------        ------         ------
Net increase (decrease) in net
  assets resulting from
  operations......................     11,448         11,937          7,042          5,445           156            198
                                      -------        -------        -------        -------        ------         ------
From unit transactions:
  Net proceeds from the issuance
    of units......................     12,155          7,362          7,274          6,575           204            372
  Net asset value of units
    redeemed or used to meet
    contract obligations..........     (4,107)       (20,999)        (2,919)        (8,207)         (229)          (432)
                                      -------        -------        -------        -------        ------         ------
Net increase (decrease) from unit
  transactions....................      8,048        (13,637)         4,355         (1,632)          (25)           (60)
                                      -------        -------        -------        -------        ------         ------
Net increase (decrease) in net
  assets..........................     19,496         (1,700)        11,397          3,813           131            138
Net assets beginning of period....     57,832         59,532         33,085         29,272         6,650          6,512
                                      -------        -------        -------        -------        ------         ------
Net assets end of period*.........   $ 77,328       $ 57,832       $ 44,482       $ 33,085        $6,781         $6,650
                                      =======        =======        =======        =======        ======         ======
Units outstanding beginning of
  period..........................      1,726          2,137            965          1,016           333            336
Units issued during the period....        339            241            201            213            10             19
Units redeemed during the
  period..........................       (131)          (652)           (90)          (264)          (11)           (22)
                                      -------        -------        -------        -------        ------         ------
Units outstanding end of period...      1,934          1,726          1,076            965           332            333
                                      =======        =======        =======        =======        ======         ======

---------------
* Includes undistributed net
 investment income of:               $ 14,348       $  9,125       $ 12,907       $  8,830        $9,173         $8,809

                                                                        VARIABLE LIFE
                                   ---------------------------------------------------------------------------------------
                                          LONG TERM                    DIVERSIFIED                  MONEY MARKET
                                       BOND SUBACCOUNT               BOND SUBACCOUNT               BOND SUBACCOUNT
                                  --------------------------   ---------------------------   ---------------------------

                                  FOR THE SIX     FOR THE      FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                  MONTHS ENDED   YEAR ENDED    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                    JUNE 30,    DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                      1997          1996           1997           1996           1997           1996
                                  ------------  ------------   ------------   ------------   ------------   ------------
                                  (UNAUDITED)                  (UNAUDITED)                   (UNAUDITED)
                                   <
From operations:
  Net investment income (loss)....$       796     $    (80)      $  5,318       $   (373)      $    684       $  1,372
  Net realized gain on
    investments...................         15           33            640          1,052              0              0
  Net increase (decrease) in
    unrealized appreciation of
    investments...................       (545)         (93)         3,949          7,350              0              0
                                      -------      -------        -------        -------        -------        -------
Net increase (decrease) in net
  assets resulting from
  operations......................        266         (140)         9,907          8,029            684          1,372
                                      -------      -------        -------        -------        -------        -------
From unit transactions:
  Net proceeds from the issuance
    of units......................        306          608          1,148          2,620            306            184
  Net asset value of units
    redeemed or used to meet
    contract obligations..........       (465)        (985)        (1,658)        (3,238)        (1,371)        (2,285)
                                      -------      -------        -------        -------        -------        -------
Net increase (decrease) from unit
  transactions....................       (159)        (377)          (510)          (618)        (1,065)        (2,101)
                                      -------      -------        -------        -------        -------        -------
Net increase (decrease) in net
  assets..........................        107         (517)         9,397          7,411           (381)          (729)
Net assets beginning of period....     13,604       14,121         65,817         58,406         30,763         31,492
                                      -------      -------        -------        -------        -------        -------
Net assets end of period*.........$    13,711     $ 13,604       $ 75,214       $ 65,817       $ 30,382       $ 30,763
                                      =======      =======        =======        =======        =======        =======
Units outstanding beginning of
  period..........................        588          605          2,404          2,427          1,867          1,997
Units issued during the period....         13           28             39            103             19             12
Units redeemed during the
  period..........................        (20)         (45)           (57)          (126)           (83)          (142)
                                      -------      -------        -------        -------        -------        -------
Units outstanding end of period...        581          588          2,386          2,404          1,803          1,867
                                      =======      =======        =======        =======        =======        =======
---------------
* Includes undistributed net
 investment income of:            $    26,729     $ 25,933       $ 23,142       $ 17,824       $ 24,568       $ 23,884

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                             VARIABLE UNIVERSAL LIFE
                                                 -------------------------------------------------------------------------------
                                                   GOVERNMENT           INTERMEDIATE TERM                    LONG TERM
                                                   SECURITIES                  BOND                            BOND
                                                   SUBACCOUNT               SUBACCOUNT                      SUBACCOUNT
                                                 --------------   ------------------------------   -----------------------------
                                                 FOR THE PERIOD                   FOR THE PERIOD                  FOR THE PERIOD
                                                   MARCH 24,       FOR THE SIX     DECEMBER 6,     FOR THE SIX     DECEMBER 6,
                                                 1997** THROUGH   MONTHS ENDED    1996** THROUGH   MONTHS ENDED   1996** THROUGH
                                                    JUNE 30,        JUNE 30,       DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                      1997            1997             1996            1997            1996
                                                 --------------   -------------   --------------   ------------   --------------
                                                  (UNAUDITED)      (UNAUDITED)                     (UNAUDITED)
From operations:
  Net investment income (loss)..................      $  0           $     6           $  0          $  1,001        $     (2)
  Net realized gain (loss) on investments.......         2                (4)             0               (67)              0
  Net increase (decrease) in unrealized
    appreciation of investments.................         5                31              0              (627)            (65)
                                                      ----            ------           ----           -------         -------
Net increase (decrease) in net assets resulting
  from operations...............................         7                33              0               307             (67)
                                                      ----            ------           ----           -------         -------
From unit transactions:
  Net proceeds from the issuance of units.......       709             1,698             43            12,804          12,153
  Net asset value of units redeemed or used to
    meet contract obligations...................      (135)             (403)            (4)             (636)             (4)
                                                      ----            ------           ----           -------         -------
Net increase from unit transactions.............       574             1,295             39            12,168          12,149
                                                      ----            ------           ----           -------         -------
Net increase in net assets......................       581             1,328             39            12,475          12,082
Net assets beginning of period..................         0                39              0            12,082               0
                                                      ----            ------           ----           -------         -------
Net assets end of period*.......................      $581           $ 1,367           $ 39          $ 24,557        $ 12,082
                                                      ====            ======           ====           =======         =======
Units outstanding beginning of period...........         0                 4              0             1,217               0
Units issued during the period..................        67               170              4             1,274           1,217
Units redeemed during the period................       (10)              (40)             0               (64)              0
                                                      ----            ------           ----           -------         -------
Units outstanding end of period.................        57               134              4             2,427           1,217
                                                      ====            ======           ====           =======         =======

---------------
 * Includes undistributed/accumulated net
   investment income (loss) of:                       $  0           $     6           $  0          $    999        $     (2)
** Commencement of operations.

                                                                   VARIABLE UNIVERSAL LIFE
                                                 -----------------------------------------------------------
                                                           MONEY
                                                           MARKET                         EQUITY
                                                         SUBACCOUNT                     SUBACCOUNT
                                                ----------------------------   -----------------------------
                                                              FOR THE PERIOD                  FOR THE PERIOD
                                                FOR THE SIX    OCTOBER 17,     FOR THE SIX     NOVEMBER 17,
                                                MONTHS ENDED  1996** THROUGH   MONTHS ENDED   1996** THROUGH
                                                  JUNE 30,     DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                    1997           1996            1997            1996
                                                ------------  --------------   ------------   --------------
                                                (UNAUDITED)                    (UNAUDITED)
From operations:
  Net investment income (loss)..................$     1,232     $      269       $   (533)       $    687
  Net realized gain (loss) on investments.......          0              0          2,228            (163)
  Net increase (decrease) in unrealized
    appreciation of investments.................          0              0         22,335            (697)
                                                   --------       --------       --------         -------
Net increase (decrease) in net assets resulting
  from operations...............................      1,232            269         24,030            (173)
                                                   --------       --------       --------         -------
From unit transactions:
  Net proceeds from the issuance of units.......    762,250        221,062        210,893          54,842
  Net asset value of units redeemed or used to
    meet contract obligations...................   (750,555)      (154,400)       (27,498)           (509)
                                                   --------       --------       --------         -------
Net increase from unit transactions.............     11,695         66,662        183,395          54,333
                                                   --------       --------       --------         -------
Net increase in net assets......................     12,927         66,931        207,425          54,160
Net assets beginning of period..................     66,931              0         54,160               0
                                                   --------       --------       --------         -------
Net assets end of period*.......................$    79,858     $   66,931       $261,585        $ 54,160
                                                   ========       ========       ========         =======
Units outstanding beginning of period...........      6,655              0          5,358               0
Units issued during the period..................     74,756         22,031         19,943           5,409
Units redeemed during the period................    (73,640)       (15,376)        (2,588)            (51)
                                                   --------       --------       --------         -------
Units outstanding end of period.................      7,771          6,655         22,713           5,358
                                                   ========       ========       ========         =======
---------------
 * Includes undistributed/accumulated net
   investment income (loss) of:                 $     1,501     $      269       $    154        $    687
** Commencement of operations.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                  VARIABLE UNIVERSAL LIFE (CONTINUED)
                                                    ----------------------------------------------------------------
                                                              SMALL CAP                          MANAGED
                                                              SUBACCOUNT                        SUBACCOUNT
                                                    ------------------------------    ------------------------------
                                                                    FOR THE PERIOD                    FOR THE PERIOD
                                                    FOR THE SIX      DECEMBER 6,      FOR THE SIX      DECEMBER 6,
                                                    MONTHS ENDED    1996** THROUGH    MONTHS ENDED    1996** THROUGH
                                                      JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                                        1997             1996             1997             1996
                                                    ------------    --------------    ------------    --------------
                                                    (UNAUDITED)                       (UNAUDITED)
From operations:
  Net investment income (loss).....................   $   (141)        $    261         $ (1,451)        $  1,186
  Net realized gains (losses) on investments.......      1,052                4            4,203              (55)
  Net increase (decrease) in unrealized
    appreciation of investments....................      8,450               10           58,275           (2,503)
                                                       -------          -------         --------         --------
Net increase (decrease) in net assets resulting
  from operations..................................      9,361              275           61,027           (1,372)
                                                       -------          -------         --------         --------
From unit transactions:
  Net proceeds from the issuance of units..........     56,642           16,647          737,351          129,958
  Net asset value of units redeemed or used to meet
    contract obligations...........................     (6,966)            (168)         (63,669)          (1,430)
                                                       -------          -------         --------         --------
Net increase from unit transactions................     49,676           16,479          673,682          128,528
                                                       -------          -------         --------         --------
Net increase in net assets.........................     59,037           16,754          734,709          127,156
Net assets beginning of period.....................     16,754                0          127,156                0
                                                       -------          -------         --------         --------
Net assets end of period*..........................   $ 75,791         $ 16,754         $861,865         $127,156
                                                       =======          =======         ========         ========
Units outstanding beginning of period..............      1,611                0           11,951                0
Units issued during the period.....................      4,945            1,628           65,101           12,086
Units redeemed during the period...................       (614)             (17)          (5,636)            (135)
                                                       -------          -------         --------         --------
Units outstanding end of period....................      5,942            1,611           71,416           11,951
                                                       =======          =======         ========         ========
---------------
 * Includes undistributed/accumulated net
   investment income (loss) of:                       $    120         $    261         $   (265)        $  1,186
** Commencement of operations.

                                                                  VARIABLE UNIVERSAL LIFE (CONTINUED)
                                                    ----------------------------------------------------------------
                                                              INTERNATIONAL                       HIGH YIELD
                                                                  GROWTH                             BOND
                                                                SUBACCOUNT                        SUBACCOUNT
                                                      ------------------------------    ------------------------------
                                                                      FOR THE PERIOD                    FOR THE PERIOD
                                                       FOR THE SIX     OCTOBER 17,      FOR THE SIX      NOVEMBER 17,
                                                      MONTHS ENDED    1996** THROUGH    MONTHS ENDED    1996** THROUGH
                                                        JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                                          1997             1996             1997             1996
                                                      -------------   --------------    ------------    --------------
                                                       (UNAUDITED)                      (UNAUDITED)
From operations:
  Net investment income (loss).....................   $       (180)      $     50         $  1,053           $  1
  Net realized gains (losses) on investments.......            220              0              (26)             0
  Net increase (decrease) in unrealized
    appreciation of investments....................          8,968            161            1,660              1
                                                           -------        -------          -------           ----
Net increase (decrease) in net assets resulting
  from operations..................................          9,008            211            2,687              2
                                                           -------        -------          -------           ----
From unit transactions:
  Net proceeds from the issuance of units..........         62,752         14,259           61,799            392
  Net asset value of units redeemed or used to meet
    contract obligations...........................         (3,642)           (10)          (2,494)           (25)
                                                           -------        -------          -------           ----
Net increase from unit transactions................         59,110         14,249           59,305            367
                                                           -------        -------          -------           ----
Net increase in net assets.........................         68,118         14,460           61,992            369
Net assets beginning of period.....................         14,460              0              369              0
                                                           -------        -------          -------           ----
Net assets end of period*..........................   $     82,578       $ 14,460         $ 62,361           $369
                                                           =======        =======          =======           ====
Units outstanding beginning of period..............          1,439              0               37              0
Units issued during the period.....................          6,216          1,440            6,053             39
Units redeemed during the period...................           (348)            (1)            (241)            (2)
                                                           -------        -------          -------           ----
Units outstanding end of period....................          7,307          1,439            5,849             37
                                                           =======        =======          =======           ====
---------------
 * Includes undistributed/accumulated net
   investment income (loss) of:                       $       (130)      $     50         $  1,054           $  1
** Commencement of operations.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by The Mutual Life Insurance Company of New York ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance Policies and Variable Universal Life Insurance policies. These policies are issued by MONY. MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

     There are currently fifteen subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of the Variable Universal Life commenced operations during 1996 and 1997. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages 61 to 89 and 91 to 119, respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios of the Funds is stated at value which is the net asset value of the Funds. Net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held which approximates value.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets of the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted monthly from the cash value of the contract to compensate MONY. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1997 aggregated $112,199.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .60 percent (for the Variable Life Subaccounts) and .75 percent (for the Variable Universal Life Subaccounts) of aggregate average daily net assets. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS

     Investments in Variable Life at cost, at June 30, 1997 (unaudited) consist of the following:

                                                                MONY SERIES FUND, INC.
                                      --------------------------------------------------------------------------
                                       EQUITY      EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                       GROWTH      INCOME      TERM BOND       BOND      DIVERSIFIED    MARKET
                                      PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                      ---------   ---------   ------------   ---------   -----------   ---------
Shares beginning of period:
  Shares............................      1,904       1,412         607         1,059        3,658        30,763
  Amount............................   $ 46,373    $ 28,174      $6,328       $12,297      $52,351      $ 30,763
                                        -------     -------      ------       -------      -------       -------
Shares acquired:
  Shares............................        401         320          19            25           63           324
  Amount............................   $ 12,786    $  7,757      $  204       $   307      $ 1,147      $    324
Shares received for reinvestment of
  dividends:
  Shares............................        192         195          37            71          331           775
  Amount............................   $  5,414    $  4,188      $  384       $   836      $ 5,526      $    775
Shares redeemed:
  Shares............................       (157)       (145)        (23)          (41)        (102)       (1,480)
  Amount............................   $ (3,200)   $ (2,428)     $ (238)      $  (491)     $(1,225)     $ (1,480)
                                        -------     -------      ------       -------      -------       -------
Net change:
  Shares............................        436         370          33            55          292          (381)
  Amount............................   $ 15,000    $  9,517      $  350       $   652      $ 5,448      $   (381)
                                        -------     -------      ------       -------      -------       -------
Shares end of period:
  Shares............................      2,340       1,782         640         1,114        3,950        30,382
  Amount............................   $ 61,373    $ 37,691      $6,678       $12,949      $57,799      $ 30,382
                                        =======     =======      ======       =======      =======       =======

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)

     Investments in Variable Universal Life at cost, at June 30, 1997 (unaudited) consist of the following:

                            MONY SERIES FUND, INC.                                 ENTERPRISE ACCUMULATION TRUST
               -------------------------------------------------   --------------------------------------------------------------
               GOVERNMENT   INTERMEDIATE   LONG TERM     MONEY                                         INTERNATIONAL   HIGH YIELD
               SECURITIES    TERM BOND       BOND       MARKET      EQUITY     SMALL CAP    MANAGED       GROWTH          BOND
               PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
               ----------   ------------   ---------   ---------   ---------   ---------   ---------   -------------   ----------
Shares
  beginning
  of period:
  Shares.....         0             4           941       66,931       1,877        829        3,706        2,390             67
  Amount.....    $    0        $   39       $12,147    $  66,931   $  54,857   $ 16,744    $ 129,659      $14,299       $    368
                  -----        ------       -------    ---------    --------   --------     --------      -------        -------
Shares
  acquired:
  Shares.....        69           186         1,079      805,036       7,533      2,802       20,774       10,430         12,167
  Amount.....    $  710        $1,949       $13,509    $ 805,036   $ 228,401   $ 62,426    $ 760,806      $63,573       $ 66,223
Shares
  received
  for
 reinvestment
  of
  dividends:
  Shares.....         0             1            91        1,445           0          0            0            0            209
  Amount.....    $    0        $    9       $ 1,064    $   1,445   $       0   $      0    $       0      $     0       $  1,154
Shares
  redeemed:
  Shares.....       (13)          (62)         (114)    (793,554)     (1,483)      (586)      (2,415)        (730)        (1,267)
  Amount.....    $ (134)       $ (661)      $(1,471)   $(793,554)  $ (43,311)  $(11,839)   $ (84,372)     $(4,423)      $ (7,045)
                  -----        ------       -------    ---------    --------   --------     --------      -------        -------
Net change:
  Shares.....        56           125         1,056       12,927       6,050      2,216       18,359        9,700         11,109
  Amount.....    $  576        $1,297       $13,102    $  12,927   $ 185,090   $ 50,587    $ 676,434      $59,150       $ 60,332
                  -----        ------       -------    ---------    --------   --------     --------      -------        -------
Shares end of
  period:
  Shares.....        56           129         1,997       79,858       7,927      3,045       22,065       12,090         11,176
  Amount.....    $  576        $1,336       $25,249    $  79,858   $ 239,947   $ 67,331    $ 806,093      $73,449       $ 60,700
                  =====        ======       =======    =========    ========   ========     ========      =======        =======

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1997 (UNAUDITED)

                                                      EQUITY       EQUITY     INTERMEDIATE                  MONEY
                                                      GROWTH       INCOME      TERM BOND     DIVERSIFIED    MARKET
                                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                    ----------   ----------   ------------   ----------   ----------
ASSETS
Investments at cost (Note 4)......................   $ 73,411     $ 89,336      $ 33,450      $ 89,782     $ 52,559
                                                     ========     ========       =======      ========      =======
Investments in MONY Series Fund, Inc. at net asset
  value (Note 2)..................................   $120,726     $112,615      $ 33,680      $132,486     $ 52,559
Amount due from MONY Series Fund, Inc. ...........          5            5             0             0            0
                                                     --------     --------       -------      --------      -------
          Total assets............................    120,731      112,620        33,680       132,486       52,559
                                                     --------     --------       -------      --------      -------
LIABILITIES
Amount due to MONY America........................          5            5             0             0            0
                                                     --------     --------       -------      --------      -------
Net assets........................................   $120,726     $112,615      $ 33,680      $132,486     $ 52,559
                                                     ========     ========       =======      ========      =======
Net assets consist of:
  Contractholders' net payments...................   $ 24,640     $ (2,043)     $ 17,317      $ 33,265     $ 36,061
  Cost of insurance withdrawals (Note 3)..........     (7,728)     (12,605)       (5,133)      (13,012)      (3,411)
  Undistributed net investment income.............     24,192       61,939        22,462        55,756       19,909
  Accumulated net realized gain (loss) on
     investments..................................     32,307       42,045        (1,196)       13,772            0
  Unrealized appreciation of investments..........     47,315       23,279           230        42,705            0
                                                     --------     --------       -------      --------      -------
Net assets........................................   $120,726     $112,615      $ 33,680      $132,486     $ 52,559
                                                     ========     ========       =======      ========      =======
Number of units outstanding*......................      3,021        2,969         1,790         4,382        3,380
                                                     --------     --------       -------      --------      -------
Net asset value per unit outstanding*.............   $  39.97     $  37.94      $  18.82      $  30.23     $  15.55
                                                     ========     ========       =======      ========      =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                     EQUITY        EQUITY      INTERMEDIATE                    MONEY
                                                     GROWTH        INCOME       TERM BOND      DIVERSIFIED     MARKET
                                                   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                   ----------    ----------    ------------    ----------    ----------
Dividend income.................................    $  9,410      $ 11,611       $  1,909       $  9,721       $1,318
Mortality and expense risk charges (Note 3).....         462           431            140            516          220
                                                     -------       -------         ------        -------       ------
Net investment income...........................       8,948        11,180          1,769          9,205        1,098
                                                     -------       -------         ------        -------       ------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales...........................       3,250         1,678          1,883          3,019        1,189
  Cost of shares sold...........................       1,319         1,214          1,956          2,118        1,189
                                                     -------       -------         ------        -------       ------
Net realized gain (loss) on investments.........       1,931           464            (73)           901            0
Net increase in unrealized appreciation
  (depreciation) of investments.................       8,590         7,495           (958)         7,152            0
                                                     -------       -------         ------        -------       ------
Net realized and unrealized gain (loss) on
  investments...................................      10,521         7,959         (1,031)         8,053            0
                                                     -------       -------         ------        -------       ------
Net increase in net assets resulting from
  operations....................................    $ 19,469      $ 19,139       $    738       $ 17,258       $1,098
                                                     =======       =======         ======        =======       ======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                      STATEMENTS OF CHANGES IN NET ASSETS

                                         EQUITY GROWTH                   EQUITY INCOME                 INTERMEDIATE TERM
                                           SUBACCOUNT                      SUBACCOUNT                   BOND SUBACCOUNT
                                  ----------------------------    ----------------------------    ----------------------------
                                  FOR THE SIX       FOR THE       FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                  MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                    JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                      1997            1996            1997            1996            1997            1996
                                  ------------    ------------    ------------    ------------    ------------    ------------
                                  (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
From operations:
 Net investment income
   (loss)......................     $  8,948        $   (795)       $ 11,180        $   (680)       $  1,769        $   (305)
 Net realized gain (loss) on
   investments.................        1,931             674             464          26,110             (73)           (433)
 Net increase (decrease) in
   unrealized appreciation of
   investments.................        8,590          17,009           7,495          (7,802)           (958)          1,495
                                    --------        --------        --------        --------        --------        --------
Net increase (decrease) in net
 assets resulting from
 operations....................       19,469          16,888          19,139          17,628             738             757
                                    --------        --------        --------        --------        --------        --------
From unit transactions:
 Net proceeds from the issuance
   of units....................         (265)            244            (272)          1,110            (238)            273
 Net asset value of units
   redeemed or used to meet
   contract obligations........           24            (353)            (33)        (80,678)             24         (11,607)
                                    --------        --------        --------        --------        --------        --------
Net increase (decrease) from
 unit transactions.............         (241)           (109)           (305)        (79,568)           (214)        (11,334)
                                    --------        --------        --------        --------        --------        --------
Net increase (decrease) in net
 assets........................       19,228          16,779          18,834         (61,940)            524         (10,577)
Net assets beginning of
 period........................      101,498          84,719          93,781         155,721          33,156          43,733
                                    --------        --------        --------        --------        --------        --------
Net assets end of period*......     $120,726        $101,498        $112,615        $ 93,781        $ 33,680        $ 33,156
                                    ========        ========        ========        ========        ========        ========
Units outstanding beginning of
 period........................        3,027           3,031           2,978           5,872           1,802           2,443
Units issued during the
 period........................           (8)              8              (9)             41             (13)             14
Units redeemed during the
 period........................            2             (12)              0          (2,935)              1            (655)
                                    --------        --------        --------        --------        --------        --------
Units outstanding end of
 period........................        3,021           3,027           2,969           2,978           1,790           1,802
                                    ========        ========        ========        ========        ========        ========

---------------
* Includes undistributed net
  investment income of:             $ 24,192        $ 15,244        $ 61,939        $ 50,759        $ 22,462        $ 20,693

                                    LONG TERM
                                      BOND                DIVERSIFIED                     MONEY MARKET
                                   SUBACCOUNT              SUBACCOUNT                      SUBACCOUNT
                                  -------------   ----------------------------    ----------------------------
                                     FOR THE      FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                   YEAR ENDED     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                  DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                      1996            1997            1996            1997            1996
                                  -------------   ------------    ------------    ------------    ------------
                                                  (UNAUDITED)                     (UNAUDITED)
From operations:
 Net investment income
   (loss)......................   $       (69)      $  9,205        $   (925)       $  1,098        $  2,251
 Net realized gain (loss) on
   investments.................        (2,624)           901             581               0               0
 Net increase (decrease) in
   unrealized appreciation of
   investments.................           218          7,152          14,096               0               0
                                     --------       --------        --------         -------        --------
Net increase (decrease) in net
 assets resulting from
 operations....................        (2,475)        17,258          13,752           1,098           2,251
                                     --------       --------        --------         -------        --------
From unit transactions:
 Net proceeds from the issuance
   of units....................         1,724              0             440            (236)            196
 Net asset value of units
   redeemed or used to meet
   contract obligations........       (48,707)          (162)         (1,094)             74         (11,945)
                                     --------       --------        --------         -------        --------
Net increase (decrease) from
 unit transactions.............       (46,983)          (162)           (654)           (162)        (11,749)
                                     --------       --------        --------         -------        --------
Net increase (decrease) in net
 assets........................       (49,458)        17,096          13,098             936          (9,498)
Net assets beginning of
 period........................        49,458        115,390         102,292          51,623          61,121
                                     --------       --------        --------         -------        --------
Net assets end of period*......   $         0       $132,486        $115,390        $ 52,559        $ 51,623
                                     ========       ========        ========         =======        ========
Units outstanding beginning of
 period........................         2,268          4,388           4,414           3,391           4,185
Units issued during the
 period........................            42              0              19             (16)             16
Units redeemed during the
 period........................        (2,310)            (6)            (45)              5            (810)
                                     --------       --------        --------         -------        --------
Units outstanding end of
 period........................             0          4,382           4,388           3,380           3,391
                                     ========       ========        ========         =======        ========
---------------
* Includes undistributed net
  investment income of:           $         0       $ 55,756        $ 46,551        $ 19,909        $ 18,811

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account S (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support Variable Life Insurance with Additional Premium Option Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

     There are currently six subaccounts available within the Variable Account. One of the subaccounts has no assets and five subaccounts invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company.

     A full presentation of the related financial statements and footnotes of the Fund are contained on pages 61 to 89 and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of the respective portfolios is stated at value which is the net asset value of the Fund. Except for the Money Market Portfolio, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Fund. For the Money Market Portfolio, the net asset values are based on amortized cost of the securities held which approximates value.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained for any premium taxes.

     The cost of insurance, administration charges, and, if applicable, deferred premium taxes are deducted monthly from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1997 aggregated $75.

     MONY America receives from the Variable Account She amounts deducted for mortality and expense risks at an annual rate of 0.85 percent of aggregate average daily net assets. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at June 30, 1997 (unaudited) consist of the following:

                                                 EQUITY      EQUITY     INTERMEDIATE                   MONEY
                                                 GROWTH      INCOME      TERM BOND     DIVERSIFIED    MARKET
                                                PORTFOLIO   PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                ---------   ---------   ------------   -----------   ---------
Shares beginning of period:
  Shares......................................      3,342       2,978        1,802         4,388        51,623
  Amount......................................   $ 62,772    $ 77,997     $ 31,968       $79,840      $ 51,623
                                                ---------   ---------   ------------   -----------   ---------
Shares acquired:
  Shares......................................         89          43          147           139           807
  Amount......................................   $  2,548    $    942     $  1,529       $ 2,339      $    807
Shares received for reinvestment of dividends:
  Shares......................................        333         540          185           582         1,318
  Amount......................................   $  9,410    $ 11,611     $  1,909       $ 9,721      $  1,318
Shares redeemed:
  Shares......................................       (111)        (74)        (180)         (177)       (1,189)
  Amount......................................   $ (1,319)   $ (1,214)    $ (1,956)      $(2,118)     $ (1,189)
                                                ---------   ---------   ------------   -----------   ---------
Net change:
  Shares......................................        311         509          152           544           936
  Amount......................................   $ 10,639    $ 11,339     $  1,482       $ 9,942      $    936
                                                ---------   ---------   ------------   -----------   ---------
Shares end of period:
  Shares......................................      3,653       3,487        1,954         4,932        52,559
  Amount......................................   $ 73,411    $ 89,336     $ 33,450       $89,782      $ 52,559
                                                  =======     =======    =========      ========       =======

                                      MONY

                               VARIABLE ACCOUNT S

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1997 (UNAUDITED)

                                                                          EQUITY
                                                                          INCOME       DIVERSIFIED
                                                                        SUBACCOUNT     SUBACCOUNT
                                                                        ----------     ----------
                                ASSETS
Investments at cost (Note 4)..........................................   $ 33,814      $   56,545
                                                                          =======       =========
Investments in MONY Series Fund, Inc. at net asset value (Note 2).....   $ 54,620      $   78,872
                                                                          -------       ---------
Net assets............................................................   $ 54,620      $   78,872
                                                                          =======       =========
Net assets consist of:
  Contractholders' net payments.......................................   $ 16,607      $ (141,660)
  Cost of insurance withdrawals (Note 3)..............................     (1,903)        (65,953)
  Undistributed net investment income.................................     16,441         150,851
  Accumulated net realized gains on investments.......................      2,669         113,307
  Unrealized appreciation of investments..............................     20,806          22,327
                                                                          -------       ---------
Net assets............................................................   $ 54,620      $   78,872
                                                                          =======       =========
Number of units outstanding*..........................................      1,525           2,790
                                                                          -------       ---------
Net asset value per unit outstanding*.................................   $  35.83      $    28.27
                                                                          =======       =========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                                         EQUITY
                                                                         INCOME        DIVERSIFIED
                                                                       SUBACCOUNT      SUBACCOUNT
                                                                       ----------      ----------
Dividend income.....................................................     $5,632         $  5,793
Mortality and expense risk charges (Note 3).........................        223              329
                                                                         ------          -------
Net investment income...............................................      5,409            5,464
                                                                         ------          -------
Realized and unrealized gain on investments (Note 2):
  Proceeds from sales...............................................        264              570
  Cost of shares sold...............................................        154              399
                                                                         ------          -------
Net realized gain on investments....................................        110              171
Net increase in unrealized appreciation of investments..............      3,744            4,629
                                                                         ------          -------
Net realized and unrealized gain on investments.....................      3,854            4,800
                                                                         ------          -------
Net increase in net assets resulting from operations................     $9,263         $ 10,264
                                                                         ======          =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                          EQUITY INCOME                    DIVERSIFIED
                                                            SUBACCOUNT                      SUBACCOUNT
                                                   ----------------------------    ----------------------------
                                                   FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                                   MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                                     JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                       1997            1996            1997            1996
                                                   ------------    ------------    ------------    ------------
                                                   (UNAUDITED)                     (UNAUDITED)
From operations:
  Net investment income (loss)..................     $  5,409        $   (276)       $  5,464        $   (552)
  Net realized gain on investments..............          110             207             171             268
  Net increase in unrealized appreciation of
    investments.................................        3,744           7,258           4,629           8,492
                                                      -------         -------        --------        --------
Net increase in net assets resulting from
  operations....................................        9,263           7,189          10,264           8,208
                                                      -------         -------        --------        --------
From unit transactions:
  Net proceeds from the issuance of units.......            0               0               0               0
  Net asset value of units redeemed or used to
    meet contract obligations...................          (41)           (207)           (241)           (527)
                                                      -------         -------        --------        --------
Net decrease from unit transactions.............          (41)           (207)           (241)           (527)
                                                      -------         -------        --------        --------
Net increase in net assets......................        9,222           6,982          10,023           7,681
Net assets beginning of period..................       45,398          38,416          68,849          61,168
                                                      -------         -------        --------        --------
Net assets end of period*.......................     $ 54,620        $ 45,398        $ 78,872        $ 68,849
                                                      =======         =======        ========        ========
Units outstanding beginning of period...........        1,526           1,533           2,800           2,823
Units issued during the period..................            0               0               0               0
Units redeemed during the period................           (1)             (7)            (10)            (23)
                                                      -------         -------        --------        --------
Units outstanding end of period.................        1,525           1,526           2,790           2,800
                                                      =======         =======        ========        ========

---------------
* Includes undistributed net investment income
  of:                                                $ 16,441        $ 11,032        $150,851        $145,387

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account S (the "Variable Account") is a separate investment account established on November 28, 1990 by The Mutual Life Insurance Company of New York ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance with Additional Premium Option Policies. These policies are issued by MONY. MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently deducted from the Variable Account for federal income tax purposes.

     There are currently six subaccounts available within the Variable Account. Four of the subaccounts have no assets and two invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company.

     A full presentation of the related financial statements and footnotes of the Fund are contained on pages 61 to 89 and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset value of the Fund. Net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Fund.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets of the Variable Account. Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained for any premium taxes.

     The cost of insurance, administration charges, and, if applicable, deferred premium taxes are deducted monthly from the cash value of the contract to compensate MONY. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1997 aggregated $283.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.85 percent of aggregate average daily net assets. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

                                      MONY

                               VARIABLE ACCOUNT S

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at June 30, 1997 (unaudited) consist of the following:

                                                                             EQUITY
                                                                             INCOME     DIVERSIFIED
                                                                            PORTFOLIO    PORTFOLIO
                                                                            ---------   -----------
Shares beginning of period:
  Shares..................................................................      1,936       3,827
  Amount..................................................................   $ 28,336     $51,151
                                                                              -------     -------
Shares acquired:
  Shares..................................................................          0           0
  Amount..................................................................   $      0     $     0
Shares received for reinvestment of dividends:
  Shares..................................................................        262         347
  Amount..................................................................   $  5,632     $ 5,793
Shares redeemed:
  Shares..................................................................        (11)        (32)
  Amount..................................................................   $   (154)    $  (399)
                                                                              -------     -------
Net change:
  Shares..................................................................        251         315
  Amount..................................................................   $  5,478     $ 5,394
                                                                              -------     -------
Shares end of period:
  Shares..................................................................      2,187       4,142
  Amount..................................................................   $ 33,814     $56,545
                                                                              =======     =======

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1997 (UNAUDITED)

                                                                    MONY SERIES FUND, INC.
                             ----------------------------------------------------------------------------------------------------
                               EQUITY        EQUITY      INTERMEDIATE     LONG TERM                      MONEY        GOVERNMENT
                               GROWTH        INCOME       TERM BOND         BOND        DIVERSIFIED      MARKET       SECURITIES
                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                             ----------    ----------    ------------    -----------    ----------    ------------    -----------
          ASSETS
Investments at cost (Note
  4)......................   $  993,066     $ 988,805    $33,561,936     $51,402,993    $1,456,306    $134,408,375    $17,090,152
                             ==========    ==========    ===========     ===========    ==========    ============    ===========
Investments in MONY Series
  Fund, Inc., at net asset
  value (Note 2)..........   $1,394,152    $1,408,722    $33,854,853     $52,245,272    $1,961,299    $134,408,375    $17,283,456
Amount due from MONY
  America.................            0             0          2,412          10,810             0       1,371,089            598
Amount due from MONY
  Series Fund, Inc........            0             0          1,914          25,347            60         241,042          1,439
                             ----------    ----------    -----------     -----------    ----------    ------------    -----------
        Total assets......    1,394,152     1,408,722     33,859,179      52,281,429     1,961,359     136,020,506     17,285,493
                             ----------    ----------    -----------     -----------    ----------    ------------    -----------
       LIABILITIES
Amount due to MONY
  America.................            0             0          1,914          25,347            60         241,042          1,439
Amount due to MONY Series
  Fund, Inc...............            0             0          2,412          10,810             0       1,371,089            598
                             ----------    ----------    -----------     -----------    ----------    ------------    -----------
        Total
          liabilities.....            0             0          4,326          36,157            60       1,612,131          2,037
                             ----------    ----------    -----------     -----------    ----------    ------------    -----------
Net assets................   $1,394,152    $1,408,722    $33,854,853     $52,245,272    $1,961,299    $134,408,375    $17,283,456
                             ==========    ==========    ===========     ===========    ==========    ============    ===========
Net assets consist of:
  Contractholders' net
    payments..............   $  293,352     $ 130,854    $27,683,415     $39,935,215    $  364,225    $120,916,750    $16,313,992
  Undistributed net
    investment income.....      238,109       528,417      6,233,197      11,364,952       743,293      13,491,625        571,268
  Accumulated net realized
    gain (loss) on
    investments...........      461,605       329,534       (354,676)        102,826       348,788               0        204,892
  Unrealized appreciation
    of investments........      401,086       419,917        292,917         842,279       504,993               0        193,304
                             ----------    ----------    -----------     -----------    ----------    ------------    -----------
Net assets................   $1,394,152    $1,408,722    $33,854,853     $52,245,272    $1,961,299    $134,408,375    $17,283,456
                             ==========    ==========    ===========     ===========    ==========    ============    ===========
Number of units
  outstanding*............       37,885        39,645      1,911,142       2,524,036        69,905       9,049,057      1,501,166
                             ----------    ----------    -----------     -----------    ----------    ------------    -----------
Net asset value per unit
  outstanding*............   $    36.80     $   35.53    $     17.71     $     20.70    $    28.06    $      14.85    $     11.51
                             ==========    ==========    ===========     ===========    ==========    ============    ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1997 (UNAUDITED)

                                                           ENTERPRISE ACCUMULATION TRUST
                                    ----------------------------------------------------------------------------
                                                                                   INTERNATIONAL    HIGH YIELD
                                       EQUITY       SMALL CAP        MANAGED          GROWTH           BOND
                                     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                    ------------   ------------   --------------   -------------   -------------
              ASSETS
Investments at cost (Note 4)......  $280,507,638   $169,174,022   $1,489,625,512    $ 55,006,596    $ 42,209,721
                                    ============   ============   ==============     ===========     ===========
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)..................  $362,941,523   $225,236,346   $2,039,105,003    $ 64,822,027    $ 43,658,171
Amount due from MONY America......       144,761         25,128          634,897          14,131          17,398
Amount due from Enterprise
  Accumulation Trust..............        74,455         18,594          223,999           2,694          50,895
                                    ------------   ------------   --------------     -----------     -----------
          Total assets............   363,160,739    225,280,068    2,039,963,899      64,838,852      43,726,464
                                    ------------   ------------   --------------     -----------     -----------
           LIABILITIES
Amount due to MONY America........        74,455         18,594          223,999           2,694          50,895
Amount due to Enterprise
  Accumulation Trust..............       144,761         25,128          634,897          14,131          17,398
                                    ------------   ------------   --------------     -----------     -----------
          Total liabilities.......       219,216         43,722          858,896          16,825          68,293
                                    ------------   ------------   --------------     -----------     -----------
Net assets........................  $362,941,523   $225,236,346   $2,039,105,003    $ 64,822,027    $ 43,658,171
                                    ============   ============   ==============     ===========     ===========
Net assets consist of:
  Contractholders' net payments...  $236,226,637   $145,059,042   $1,166,689,887    $ 53,065,833    $ 38,363,627
  Undistributed net investment
     income.......................     7,286,933     13,989,443       73,110,671         128,414       3,469,138
  Accumulated net realized gain on
     investments..................    36,994,068     10,125,537      249,824,954       1,812,349         376,956
  Unrealized appreciation of
     investments..................    82,433,885     56,062,324      549,479,491       9,815,431       1,448,450
                                    ------------   ------------   --------------     -----------     -----------
Net assets........................  $362,941,523   $225,236,346   $2,039,105,003    $ 64,822,027    $ 43,658,171
                                    ============   ============   ==============     ===========     ===========
Number of units outstanding*......     9,624,750      6,949,178       42,010,546       4,626,875       3,226,397
                                    ------------   ------------   --------------     -----------     -----------
Net asset value per unit
  outstanding*....................  $      37.71   $      32.41   $        48.54    $      14.01    $      13.53
                                    ============   ============   ==============     ===========     ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1997 (UNAUDITED)

                                                                 OCC ACCUMULATION TRUST
                                             ---------------------------------------------------------------
                                               MONEY
                                               MARKET        BOND        EQUITY     SMALL CAP      MANAGED
                                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                             ----------   ----------   ----------   ----------   -----------
                  ASSETS
Investments at cost (Note 4)...............  $2,582,462   $1,738,533   $1,885,731   $2,900,042   $29,536,054
                                             ==========   ==========   ==========   ==========   ===========
Investments in OCC Accumulation Trust, at
  net asset value (Note 2).................  $2,582,462   $1,755,957   $3,066,184   $3,880,413   $47,183,532
Dividends receivable.......................       3,672        2,990            0            0             0
Amount due from MONY America...............           0            0            0            0           100
Amount due from OCC Accumulation Trust.....       2,614          513          943        4,604         3,346
                                             ----------   ----------   ----------   ----------   -----------
          Total assets.....................   2,588,748    1,759,460    3,067,127    3,885,017    47,186,978
                                             ----------   ----------   ----------   ----------   -----------
                LIABILITIES
Amount due to MONY America.................       2,614          513          943        4,604         3,346
Amount due to OCC Accumulation Trust.......           0            0            0            0           100
                                             ----------   ----------   ----------   ----------   -----------
          Total liabilities................       2,614          513          943        4,604         3,446
                                             ----------   ----------   ----------   ----------   -----------
Net assets.................................  $2,586,134   $1,758,947   $3,066,184   $3,880,413   $47,183,532
                                             ==========   ==========   ==========   ==========   ===========
Net assets consist of:
  Contractholders' net payments............  $2,297,440   $1,408,309   $1,356,752   $2,487,915   $19,638,364
  Undistributed net investment income......     288,694      318,149      116,587      197,494     1,707,701
  Accumulated net realized gain on
     investments...........................           0       15,065      412,392      214,633     8,189,989
  Unrealized appreciation of investments...           0       17,424    1,180,453      980,371    17,647,478
                                             ----------   ----------   ----------   ----------   -----------
Net assets.................................  $2,586,134   $1,758,947   $3,066,184   $3,880,413   $47,183,532
                                             ==========   ==========   ==========   ==========   ===========
Number of units outstanding*...............     188,864      106,986       82,834      118,558       984,939
                                             ----------   ----------   ----------   ----------   -----------
Net asset value per unit outstanding*......  $    13.69   $    16.44   $    37.02   $    32.73   $     47.91
                                             ==========   ==========   ==========   ==========   ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                                    MONY SERIES FUND, INC.
                                 ---------------------------------------------------------------------------------------------
                                   EQUITY       EQUITY     INTERMEDIATE    LONG TERM                    MONEY       GOVERNMENT
                                   GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED     MARKET      SECURITIES
                                 SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                 ----------   ----------   ------------   -----------   ----------   ------------   ----------
Dividend income................   $106,179     $148,017    $ 1,895,013    $ 3,136,904    $146,889    $  3,471,127   $ 607,853
Mortality and expense risk
  charges (Note 3).............      7,692        8,116        205,989        314,297      11,502         847,550      96,392
                                  --------     --------    -----------    -----------    --------    ------------   ----------
Net investment income..........     98,487      139,901      1,689,024      2,822,607     135,387       2,623,577     511,461
                                  --------     --------    -----------    -----------    --------    ------------   ----------
Realized and unrealized gain
  (loss) on investments (Note
  2):
  Proceeds from sales..........     24,639      148,282      4,861,759      7,137,225     229,636     411,711,345   1,817,484
  Cost of shares sold..........     16,060       84,638      4,769,556      6,597,107     164,685     411,711,345   1,798,027
                                  --------     --------    -----------    -----------    --------    ------------   ----------
Net realized gain on
  investments..................      8,579       63,644         92,203        540,118      64,951               0      19,457
Net increase (decrease) in
  unrealized appreciation of
  investments..................    114,231       40,075     (1,101,029)    (2,501,992)     58,543               0    (163,393)
                                  --------     --------    -----------    -----------    --------    ------------   ----------
Net realized and unrealized
  gain (loss) on investments...    122,810      103,719     (1,008,826)    (1,961,874)    123,494               0    (143,936)
                                  --------     --------    -----------    -----------    --------    ------------   ----------
Net increase in net assets
  resulting from operations....   $221,297     $243,620    $   680,198    $   860,733    $258,881    $  2,623,577   $ 367,525
                                  ========     ========    ===========    ===========    ========    ============   ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                                ENTERPRISE ACCUMULATION TRUST
                                            ---------------------------------------------------------------------
                                                                                       INTERNATIONAL   HIGH YIELD
                                              EQUITY       SMALL CAP      MANAGED         GROWTH          BOND
                                            SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                            -----------   -----------   ------------   -------------   ----------
Dividend income...........................  $         0   $         0   $          0    $         0    $1,564,813
Mortality and expense risk charges (Note
  3)......................................    1,919,957     1,154,257     11,364,555        328,208       225,665
                                            -----------   -----------   ------------     ----------    ----------
Net investment income (loss)..............   (1,919,957)   (1,154,257)   (11,364,555)      (328,208)    1,339,148
                                            -----------   -----------   ------------     ----------    ----------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales.....................   34,181,491    16,092,187    254,520,956      3,689,657     3,506,979
  Cost of shares sold.....................   20,455,220    13,177,157    153,854,694      2,956,953     3,382,018
                                            -----------   -----------   ------------     ----------    ----------
Net realized gain on investments..........   13,726,271     2,915,030    100,666,262        732,704       124,961
Net increase in unrealized appreciation of
  investments.............................   29,739,743    37,810,895    138,966,008      6,277,232       444,215
                                            -----------   -----------   ------------     ----------    ----------
Net realized and unrealized gain on
  investments.............................   43,466,014    40,725,925    239,632,270      7,009,936       569,176
                                            -----------   -----------   ------------     ----------    ----------
Net increase in net assets resulting from
  operations..............................  $41,546,057   $39,571,668   $228,267,715    $ 6,681,728    $1,908,324
                                            ===========   ===========   ============     ==========    ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                                      OCC ACCUMULATION TRUST
                                                  --------------------------------------------------------------
                                                    MONEY
                                                    MARKET        BOND        EQUITY     SMALL CAP     MANAGED
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                  ----------   ----------   ----------   ----------   ----------
Dividend income.................................  $   64,322   $   58,175    $123,628     $161,545    $1,984,204
Mortality and expense risk charges (Note 3).....      17,805       10,799      18,308       21,882       286,027
                                                  ----------    ---------    --------     --------     ---------
Net investment income...........................      46,517       47,376     105,320      139,663     1,698,177
                                                  ----------    ---------    --------     --------     ---------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales...........................   2,201,161    2,002,299     244,176      174,825     6,188,974
  Cost of shares sold...........................   2,201,161    2,032,681     146,130      138,342     3,589,080
                                                  ----------    ---------    --------     --------     ---------
Net realized gain (loss) on investments.........           0      (30,382)     98,046       36,483     2,599,894
Net increase in unrealized appreciation of
  investments...................................           0        7,315     162,138      295,350     1,541,286
                                                  ----------    ---------    --------     --------     ---------
Net realized and unrealized gain (loss) on
  investments...................................           0      (23,067)    260,184      331,833     4,141,180
                                                  ----------    ---------    --------     --------     ---------
Net increase in net assets resulting from
  operations....................................  $   46,517   $   24,309    $365,504     $471,496    $5,839,357
                                                  ==========    =========    ========     ========     =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             MONY SERIES FUND, INC.
                                                          ------------------------------------------------------------
                                                                 EQUITY GROWTH                   EQUITY INCOME
                                                                   SUBACCOUNT                      SUBACCOUNT
                                                          ----------------------------    ----------------------------
                                                          FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                                          MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                                            JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                              1997            1996            1997            1996
                                                          ------------    ------------    ------------    ------------
                                                          (UNAUDITED)                     (UNAUDITED)
From operations:
  Net investment income (loss).........................    $   98,487      $  (12,700)     $  139,901      $  (12,569)
  Net realized gain (loss) on investments..............         8,579          92,019          63,644          81,521
  Net increase (decrease) in unrealized appreciation of
    investments........................................       114,231         101,576          40,075         130,528
                                                           ----------      ----------      ----------      ----------
Net increase (decrease) in net assets resulting from
  operations...........................................       221,297         180,895         243,620         199,480
                                                           ----------      ----------      ----------      ----------
From unit transactions:
  Net proceeds from the issuance of units..............        55,193         173,420           5,040          84,957
  Net asset value of units redeemed or used to meet
    contract obligations...............................         3,156        (208,218)       (113,592)       (144,895)
                                                           ----------      ----------      ----------      ----------
Net increase (decrease) from unit transactions.........        58,349         (34,798)       (108,552)        (59,938)
                                                           ----------      ----------      ----------      ----------
Net increase (decrease) in net assets..................       279,646         146,097         135,068         139,542
Net assets beginning of period.........................     1,114,506         968,409       1,273,654       1,134,112
                                                           ----------      ----------      ----------      ----------
Net assets end of period*..............................    $1,394,152      $1,114,506      $1,408,722      $1,273,654
                                                           ==========      ==========      ==========      ==========
Units outstanding beginning of period..................        36,033          37,368          43,089          45,391
Units issued during the period.........................         1,734           6,064             157           3,083
Units redeemed during the period.......................           118          (7,399)         (3,601)         (5,385)
                                                           ----------      ----------      ----------      ----------
Units outstanding end of period........................        37,885          36,033          39,645          43,089
                                                           ==========      ==========      ==========      ==========

---------------
* Includes undistributed net investment income of:         $  238,109      $  139,622      $  528,417      $  388,516

                                                                             MONY SERIES FUND, INC.
                                                          ------------------------------------------------------------
                                                         INTERMEDIATE TERM BOND              LONG TERM BOND
                                                               SUBACCOUNT                      SUBACCOUNT
                                                       ---------------------------    ----------------------------
                                                       FOR THE SIX      FOR THE       FOR THE SIX       FOR THE
                                                       MONTHS ENDED    YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                                         JUNE 30,     DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                           1997           1996            1997            1996
                                                       ------------   ------------    ------------    ------------
                                                       (UNAUDITED)                    (UNAUDITED)
From operations:
  Net investment income (loss).........................$  1,689,024   $   (400,003)   $  2,822,607    $   (617,564)
  Net realized gain (loss) on investments..............      92,203       (325,039)        540,118         146,065
  Net increase (decrease) in unrealized appreciation of
    investments........................................  (1,101,029)     1,497,596      (2,501,992)       (365,732)
                                                        -----------    -----------     -----------     -----------
Net increase (decrease) in net assets resulting from
  operations...........................................     680,198        772,554         860,733        (837,231)
                                                        -----------    -----------     -----------     -----------
From unit transactions:
  Net proceeds from the issuance of units..............   4,261,347      7,367,531       6,787,897      14,906,160
  Net asset value of units redeemed or used to meet
    contract obligations...............................  (4,350,683)    (5,502,520)     (6,435,561)    (14,275,641)
                                                        -----------    -----------     -----------     -----------
Net increase (decrease) from unit transactions.........     (89,336)     1,865,011         352,336         630,519
                                                        -----------    -----------     -----------     -----------
Net increase (decrease) in net assets..................     590,862      2,637,565       1,213,069        (206,712)
Net assets beginning of period.........................  33,263,991     30,626,426      51,032,203      51,238,915
                                                        -----------    -----------     -----------     -----------
Net assets end of period*..............................$ 33,854,853   $ 33,263,991    $ 52,245,272    $ 51,032,203
                                                        ===========    ===========     ===========     ===========
Units outstanding beginning of period..................   1,916,050      1,806,518       2,506,531       2,477,673
Units issued during the period.........................     244,385        435,583         337,403         761,674
Units redeemed during the period.......................    (249,293)      (326,051)       (319,898)       (732,816)
                                                        -----------    -----------     -----------     -----------
Units outstanding end of period........................   1,911,142      1,916,050       2,524,036       2,506,531
                                                        ===========    ===========     ===========     ===========
---------------
* Includes undistributed net investment income of:     $  6,233,197   $  4,544,173    $ 11,364,952    $  8,542,345

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   MONY SERIES FUND, INC. (CONTINUED)
                                        -----------------------------------------------------------------------------------------
                                                                                                              GOVERNMENT
                                                DIVERSIFIED                   MONEY MARKET                    SECURITIES
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                        ---------------------------   -----------------------------   ---------------------------
                                        FOR THE SIX      FOR THE       FOR THE SIX       FOR THE      FOR THE SIX      FOR THE
                                        MONTHS ENDED    YEAR ENDED    MONTHS ENDED     YEAR ENDED     MONTHS ENDED    YEAR ENDED
                                          JUNE 30,     DECEMBER 31,     JUNE 30,      DECEMBER 31,      JUNE 30,     DECEMBER 31,
                                            1997           1996           1997            1996            1997           1996
                                        ------------   ------------   -------------   -------------   ------------   ------------
                                        (UNAUDITED)                    (UNAUDITED)                    (UNAUDITED)
From operations:
  Net investment income (loss)........   $  135,387     $  (22,534)   $   2,623,577   $   3,697,484   $   511,461    $  (135,450)
  Net realized gain on investments....       64,951         78,628                0               0        19,457         92,366
  Net increase (decrease) in
    unrealized appreciation of
    investments.......................       58,543        166,348                0               0      (163,393)       360,512
                                         ----------     ----------    -------------   -------------   -----------    -----------
Net increase in net assets resulting
  from operations.....................      258,881        222,442        2,623,577       3,697,484       367,525        317,428
                                         ----------     ----------    -------------   -------------   -----------    -----------
From unit transactions:
  Net proceeds from the issuance of
    units.............................       27,224        108,458      413,301,211     579,470,083     4,196,903      9,252,639
  Net asset value of units redeemed or
    used to meet contract
    obligations.......................     (191,724)      (270,309)    (402,155,077)   (553,816,098)   (1,563,743)    (2,761,464)
                                         ----------     ----------    -------------   -------------   -----------    -----------
Net increase (decrease) from unit
  transactions........................     (164,500)      (161,851)      11,146,134      25,653,985     2,633,160      6,491,175
                                         ----------     ----------    -------------   -------------   -----------    -----------
Net increase in net assets............       94,381         60,591       13,769,711      29,351,469     3,000,685      6,808,603
Net assets beginning of period........    1,866,918      1,806,327      120,638,664      91,287,195    14,282,771      7,474,168
                                         ----------     ----------    -------------   -------------   -----------    -----------
Net assets end of period*.............   $1,961,299     $1,866,918    $ 134,408,375   $ 120,638,664   $17,283,456    $14,282,771
                                         ==========     ==========    =============   =============   ===========    ===========
Units outstanding beginning of
  period..............................       76,353         83,511        8,278,977       6,504,679     1,269,214        679,711
Units issued during the period........        1,091          4,729       28,086,414      40,508,568       370,086        829,627
Units redeemed during the period......       (7,539)       (11,887)     (27,316,334)    (38,734,270)     (138,134)      (240,124)
                                         ----------     ----------    -------------   -------------   -----------    -----------
Units outstanding end of period.......       69,905         76,353        9,049,057       8,278,977     1,501,166      1,269,214
                                         ==========     ==========    =============   =============   ===========    ===========

---------------
* Includes undistributed net
  investment income of:                  $  743,293     $  607,906    $  13,491,625   $  10,868,048   $   571,268    $    59,807

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                         ENTERPRISE ACCUMULATION TRUST
                                           ---------------------------------------------------------
                                                     EQUITY                       SMALL CAP
                                                   SUBACCOUNT                    SUBACCOUNT
                                           ---------------------------   ---------------------------
                                           FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                           MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                             JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                               1997           1996           1997           1996
                                           ------------   ------------   ------------   ------------
                                           (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income (loss)............  $(1,919,957)   $   990,518    $(1,154,257)   $   763,292
 Net realized gain on investments........   13,726,271     13,064,079      2,915,030      2,016,987
 Net increase in unrealized appreciation
   of investments........................   29,739,743     28,297,136     37,810,895     11,474,221
                                           ------------   ------------   ------------   ------------
Net increase in net assets resulting from
 operations..............................   41,546,057     42,351,733     39,571,668     14,254,500
                                           ------------   ------------   ------------   ------------
From unit transactions:
 Net proceeds from the issuance of
   units.................................   77,631,870    115,219,042     31,223,477     41,715,641
 Net asset value of units redeemed or
   used to meet contract obligations.....  (28,706,287)   (30,630,812)   (13,654,537)   (33,868,192)
                                           ------------   ------------   ------------   ------------
Net increase from unit transactions......   48,925,583     84,588,230     17,568,940      7,847,449
                                           ------------   ------------   ------------   ------------
Net increase in net assets...............   90,471,640    126,939,963     57,140,608     22,101,949
Net assets beginning of period...........  272,469,883    145,529,920    168,095,738    145,993,789
                                           ------------   ------------   ------------   ------------
Net assets end of period*................  $362,941,523   $272,469,883   $225,236,346   $168,095,738
                                           ============   ============   ============   ============
Units outstanding beginning of period....    8,212,227      5,426,511      6,346,453      6,055,472
Units issued during the period...........    2,262,666      3,827,209      1,091,597      1,644,107
Units redeemed during the period.........     (850,143)    (1,041,493)      (488,872)    (1,353,126)
                                           ------------   ------------   ------------   ------------
Units outstanding end of period..........    9,624,750      8,212,227      6,949,178      6,346,453
                                           ============   ============   ============   ============

---------------
* Includes undistributed net investment
  income of:                               $ 7,286,933    $ 9,206,890    $13,989,443    $15,143,700

                                             ENTERPRISE ACCUMULATION TRUST
                                            -------------------------------
                                                       MANAGED
                                                     SUBACCOUNT
                                            -----------------------------
                                             FOR THE SIX      FOR THE
                                            MONTHS ENDED     YEAR ENDED
                                              JUNE 30,      DECEMBER 31,
                                                1997            1996
                                            -------------  --------------
                                             (UNAUDITED)
From operations:
 Net investment income (loss)............   $ (11,364,555) $   (1,088,954)
 Net realized gain on investments........     100,666,262      78,226,876
 Net increase in unrealized appreciation
   of investments........................     138,966,008     198,383,114
                                            --------------- ---------------
Net increase in net assets resulting from
 operations..............................     228,267,715     275,521,036
                                            --------------- ---------------
From unit transactions:
 Net proceeds from the issuance of
   units.................................     353,025,533     496,311,902
 Net asset value of units redeemed or
   used to meet contract obligations.....    (231,098,255)   (192,035,547)
                                            --------------- ---------------
Net increase from unit transactions......     121,927,278     304,276,355
                                            --------------- ---------------
Net increase in net assets...............     350,194,993     579,797,391
Net assets beginning of period...........   1,688,910,010   1,109,112,619
                                            --------------- ---------------
Net assets end of period*................   $2,039,105,003 $1,688,910,010
                                            =============== ===============
Units outstanding beginning of period....      39,371,381      31,540,233
Units issued during the period...........       7,944,144      12,880,690
Units redeemed during the period.........      (5,304,979)     (5,049,542)
                                            --------------- ---------------
Units outstanding end of period..........      42,010,546      39,371,381
                                            =============== ===============
---------------
* Includes undistributed net investment
  income of:                                $  73,110,671  $   84,475,226

                                                         ENTERPRISE ACCUMULATION TRUST
                                           ---------------------------------------------------------
                                               INTERNATIONAL GROWTH             HIGH YIELD BOND
                                                    SUBACCOUNT                    SUBACCOUNT
                                            ---------------------------   ---------------------------
                                             FOR THE SIX     FOR THE      FOR THE SIX      FOR THE
                                            MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                              JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                1997           1996           1997           1996
                                            -------------  ------------   ------------   ------------
                                             (UNAUDITED)                  (UNAUDITED)
From operations:
 Net investment income (loss)............   $   (328,208)  $  (223,776)   $ 1,339,148    $ 1,605,300
 Net realized gain on investments........        732,704       891,767        124,961        153,762
 Net increase in unrealized appreciation
   of investments........................      6,277,232     2,753,189        444,215        860,925
                                             -----------   -----------    -----------    -----------
Net increase in net assets resulting from
 operations..............................      6,681,728     3,421,180      1,908,324      2,619,987
                                             -----------   -----------    -----------    -----------
From unit transactions:
 Net proceeds from the issuance of
   units.................................     15,975,669    28,954,972     14,406,663     17,522,375
 Net asset value of units redeemed or
   used to meet contract obligations.....     (2,915,634)   (3,642,450)    (3,072,483)    (3,512,778)
                                             -----------   -----------    -----------    -----------
Net increase from unit transactions......     13,060,035    25,312,522     11,334,180     14,009,597
                                             -----------   -----------    -----------    -----------
Net increase in net assets...............     19,741,763    28,733,702     13,242,504     16,629,584
Net assets beginning of period...........     45,080,264    16,346,562     30,415,667     13,786,083
                                             -----------   -----------    -----------    -----------
Net assets end of period*................   $ 64,822,027   $45,080,264    $43,658,171    $30,415,667
                                             ===========   ===========    ===========    ===========
Units outstanding beginning of period....      3,610,923     1,456,982      2,361,710      1,194,315
Units issued during the period...........      1,243,289     2,462,266      1,099,808      1,460,685
Units redeemed during the period.........       (227,337)     (308,325)      (235,121)      (293,290)
                                             -----------   -----------    -----------    -----------
Units outstanding end of period..........      4,626,875     3,610,923      3,226,397      2,361,710
                                             ===========   ===========    ===========    ===========
---------------
* Includes undistributed net investment
  income of:                                $    128,414   $   456,622    $ 3,469,138    $ 2,129,990

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                             OCC ACCUMULATION TRUST
                                            ---------------------------------------------------------
                                                   MONEY MARKET                      BOND
                                                    SUBACCOUNT                    SUBACCOUNT
                                            ---------------------------   ---------------------------
                                            FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                            MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                              JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                1997           1996           1997           1996
                                            ------------   ------------   ------------   ------------
                                            (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income....................  $    46,517    $    93,564     $   47,376    $   118,511
 Net realized gain (loss) on
   investments............................            0              0        (30,382)         7,592
 Net increase (decrease) in unrealized
   appreciation of investments............            0              0          7,315       (105,165)
                                            ------------   ------------   ------------   ------------
Net increase in net assets resulting from
 operations...............................       46,517         93,564         24,309         20,938
                                            ------------   ------------   ------------   ------------
From unit transactions:
 Net proceeds from the issuance of
   units..................................    1,101,887      4,333,584        191,323         85,477
 Net asset value of units redeemed or used
   to meet contract obligations...........   (2,176,130)    (4,350,827)      (385,480)      (250,849)
                                            ------------   ------------   ------------   ------------
Net decrease from unit transactions.......   (1,074,243)       (17,243)      (194,157)      (165,372)
                                            ------------   ------------   ------------   ------------
Net increase (decrease) in net assets.....   (1,027,726)        76,321       (169,848)      (144,434)
Net assets beginning of period............    3,613,860      3,537,539      1,928,795      2,073,229
                                            ------------   ------------   ------------   ------------
Net assets end of period*.................  $ 2,586,134    $ 3,613,860     $1,758,947      1,928,795
                                            ============== ============== ============== ==============
Units outstanding beginning of period.....      268,258        271,019        118,986        129,078
Units issued during the period............       80,972        326,685         11,754          5,293
Units redeemed during the period..........     (160,366)      (329,446)       (23,754)       (15,385)
                                            ------------   ------------   ------------   ------------
Units outstanding end of period...........      188,864        268,258        106,986        118,986
                                            ============== ============== ============== ==============

---------------
* Includes undistributed net investment
  income of:..............................  $   288,694    $   242,177     $  318,149    $   270,773

                                                OCC ACCUMULATION TRUST
                                             ---------------------------
                                                       EQUITY
                                                     SUBACCOUNT
                                             ---------------------------
                                              FOR THE SIX     FOR THE
                                             MONTHS ENDED    YEAR ENDED
                                               JUNE 30,     DECEMBER 31,
                                                 1997           1996
                                             -------------  ------------
                                              (UNAUDITED)
From operations:
 Net investment income....................   $    105,320    $   43,218
 Net realized gain (loss) on
   investments............................         98,046       201,716
 Net increase (decrease) in unrealized
   appreciation of investments............        162,138       300,028
                                             -------------  ------------
Net increase in net assets resulting from
 operations...............................        365,504       544,962
                                             -------------  ------------
From unit transactions:
 Net proceeds from the issuance of
   units..................................         51,977        90,651
 Net asset value of units redeemed or used
   to meet contract obligations...........       (225,835)     (615,503)
                                             -------------  ------------
Net decrease from unit transactions.......       (173,858)     (524,852)
                                             -------------  ------------
Net increase (decrease) in net assets.....        191,646        20,110
Net assets beginning of period............      2,874,538     2,854,428
                                             -------------  ------------
Net assets end of period*.................   $  3,066,184    $2,874,538
                                             ============== ==============
Units outstanding beginning of period.....         87,730       106,172
Units issued during the period............          1,533         2,767
Units redeemed during the period..........         (6,429)      (21,209)
                                             -------------  ------------
Units outstanding end of period...........         82,834        87,730
                                             ============== ==============
---------------
* Includes undistributed net investment
  income of:..............................   $    116,587    $   11,267

                                                             OCC ACCUMULATION TRUST
                                            ---------------------------------------------------------
                                                      SMALL CAP                      MANAGED
                                                     SUBACCOUNT                    SUBACCOUNT
                                             ---------------------------   ---------------------------
                                              FOR THE SIX     FOR THE      FOR THE SIX      FOR THE
                                             MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                               JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                 1997           1996           1997           1996
                                             -------------  ------------   ------------   ------------
                                              (UNAUDITED)                  (UNAUDITED)
From operations:
 Net investment income....................   $    139,663    $   94,164    $ 1,698,177    $   427,532
 Net realized gain (loss) on
   investments............................         36,483       124,066      2,599,894      4,226,402
 Net increase (decrease) in unrealized
   appreciation of investments............        295,350       287,148      1,541,286      4,119,101
                                             -------------  ------------   ------------   ------------
Net increase in net assets resulting from
 operations...............................        471,496       505,378      5,839,357      8,773,035
                                             -------------  ------------   ------------   ------------
From unit transactions:
 Net proceeds from the issuance of
   units..................................        109,756       454,923      1,342,904      4,110,996
 Net asset value of units redeemed or used
   to meet contract obligations...........       (152,936)     (857,279)    (5,853,674)   (11,872,383)
                                             -------------  ------------   ------------   ------------
Net decrease from unit transactions.......        (43,180)     (402,356)    (4,510,770)    (7,761,387)
                                             -------------  ------------   ------------   ------------
Net increase (decrease) in net assets.....        428,316       103,022      1,328,587      1,011,648
Net assets beginning of period............      3,452,097     3,349,075     45,854,945     44,843,297
                                             -------------  ------------   ------------   ------------
Net assets end of period*.................   $  3,880,413    $3,452,097    $47,183,532    $45,854,945
                                             ============== ============== ============== ==============
Units outstanding beginning of period.....        120,183       136,744      1,084,412      1,286,294
Units issued during the period............          3,627        17,388         30,693        113,806
Units redeemed during the period..........         (5,252)      (33,949)      (130,166)      (315,688)
                                             -------------  ------------   ------------   ------------
Units outstanding end of period...........        118,558       120,183        984,939      1,084,412
                                             ============== ============== ============== ==============
---------------
* Includes undistributed net investment
  income of:..............................   $    197,494    $   57,831    $ 1,707,701    $     9,524

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support flexible payment variable annuity policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

     There are currently seventeen subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (formerly known as Quest for Value Accumulation Trust) (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund, Enterprise and OCC are contained on pages 61 to 89; 91 to 119; and 121 to 142; respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios is stated at the net asset value of each portfolio. Except for the Money Market Portfolios, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on the amortized cost of the securities held which approximates value.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets of the Variable Account.

     Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. The deduction is for the expenses of administration and is treated by the Variable Account as a contractholder redemption. The amount deducted for all subaccounts for 1997 was $1,118,293.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25 percent of aggregate average daily net assets. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS

     Investment In MONY Series Fund, Inc. at cost, at June 30, 1997 (unaudited) consist of the following:

                              EQUITY       EQUITY      INTERMEDIATE     LONG TERM                        MONEY        GOVERNMENT
                              GROWTH       INCOME       TERM BOND         BOND        DIVERSIFIED       MARKET        SECURITIES
                             PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                             ---------    ---------    ------------    -----------    -----------    -------------    -----------
Shares beginning of
  period:
  Shares..................      36,697       54,336      3,035,035       3,974,470        103,775      120,638,664      1,349,979
  Amount..................   $ 827,651    $ 893,812    $31,870,045     $47,687,932    $ 1,420,468    $ 120,638,664    $13,926,074
                             ---------    ---------     ----------     ------------    ----------    -------------    -----------
Shares acquired:
  Shares..................       2,510        1,317        428,516         585,798          2,932      422,009,929        415,945
  Amount..................   $  75,296    $  31,614    $ 4,566,434     $ 7,175,264    $    53,634    $ 422,009,929    $ 4,354,252
Shares received for
  reinvestment of
  dividends:
  Shares..................       3,763        6,884        183,803         268,111          8,796        3,471,127         59,593
  Amount..................   $ 106,179    $ 148,017    $ 1,895,013     $ 3,136,904    $   146,889    $   3,471,127    $   607,853
Shares redeemed:
  Shares..................        (787)      (6,121)      (453,501)       (580,796)       (12,494)    (411,711,345)      (173,179)
  Amount..................   $ (16,060)   $ (84,638)   $(4,769,556)    $(6,597,107)   $  (164,685)   $(411,711,345)   $(1,798,027)
                             ---------    ---------     ----------     ------------    ----------    -------------    -----------
Net change:
  Shares..................       5,486        2,080        158,818         273,113           (766)      13,769,711        302,359
  Amount..................   $ 165,415    $  94,993    $ 1,691,891     $ 3,715,061    $    35,838    $  13,769,711    $ 3,164,078
                             ---------    ---------     ----------     ------------    ----------    -------------    -----------
Shares end of period:
  Shares..................      42,183       56,416      3,193,853       4,247,583        103,009      134,408,375      1,652,338
  Amount..................   $ 993,066    $ 988,805    $33,561,936     $51,402,993    $ 1,456,306    $ 134,408,375    $17,090,152
                             =========    =========     ==========     ============    ==========    =============    ===========

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investment in Enterprise Accumulation Trust at cost, at June 30, 1997 (unaudited) consist of the following:

                                                                                                INTERNATIONAL
                                                 EQUITY        SMALL CAP         MANAGED           GROWTH        HIGH YIELD
                                               PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
                                              ------------    ------------    --------------    -------------    -----------
Shares beginning of period:
  Shares...................................      9,441,091       8,313,340        49,225,009       7,451,283       5,520,085
  Amount...................................   $219,775,741    $149,844,309    $1,278,396,527     $41,542,065     $29,411,432
                                              ------------    ------------    --------------     -----------     -----------
Shares acquired:
  Shares...................................      2,708,842       1,482,756         1,022,570       2,628,056       2,658,901
  Amount...................................   $ 81,187,117    $ 32,506,870    $  365,083,679     $16,421,484     $14,615,494
Shares received for reinvestment of
  dividends:
  Shares...................................              0               0                 0               0         283,650
  Amount...................................   $          0    $          0    $            0     $         0     $ 1,564,813
Shares redeemed:
  Shares...................................       (115,175)       (746,822)       (7,245,948)       (588,559)       (638,590)
  Amount...................................   $(20,455,220)   $(13,177,157)   $ (153,854,694)    $(2,956,953)    $(3,382,018)
                                              ------------    ------------    --------------     -----------     -----------
Net change:
  Shares...................................      2,593,667         735,934        (6,223,378)      2,039,497       2,303,961
  Amount...................................   $ 60,731,897    $ 19,329,713    $  211,228,985     $13,464,531     $12,798,289
                                              ------------    ------------    --------------     -----------     -----------
Shares end of period:
  Shares...................................     12,034,758       9,049,274        43,001,631       9,490,780       7,824,046
  Amount...................................   $280,507,638    $169,174,022    $1,489,625,512     $55,006,596     $42,209,721
                                              ============    ============    ==============     ===========     ===========

     Investment in OCC Accumulation Trust at cost, at June 30, 1997 (unaudited) consist of the following:

                                                   MONEY MARKET       BOND          EQUITY      SMALL CAP       MANAGED
                                                    PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                   ------------    -----------    ----------    ----------    -----------
Shares beginning of period:
  Shares........................................     3,613,860         203,032        95,595       152,680      1,266,361
  Amount........................................   $ 3,613,860     $ 1,918,686    $1,856,223    $2,767,076    $29,748,753
                                                   -----------      ----------    ----------    ----------    -----------
Shares acquired:
  Shares........................................     1,109,113         175,757         1,677         4,727         37,800
  Amount........................................   $ 1,109,113     $ 1,797,343    $   52,010    $  109,763    $ 1,392,177
Shares received for reinvestment of dividends:
  Shares........................................        60,650           5,665         4,135         7,414         54,995
  Amount........................................   $    60,650     $    55,185    $  123,628    $  161,545    $ 1,984,204
Shares redeemed:
  Shares........................................    (2,201,161)       (214,467)       (7,869)       (7,910)      (164,637)
  Amount........................................   $(2,201,161)    $(2,032,681)   $ (146,130)   $ (138,342)   $(3,589,080)
                                                   -----------      ----------    ----------    ----------    -----------
Net change:
  Shares........................................    (1,031,398)        (33,045)       (2,057)        4,231        (71,842)
  Amount........................................   $(1,031,398)    $  (180,153)   $   29,508    $  132,966    $  (212,699)
                                                   -----------      ----------    ----------    ----------    -----------
Shares end of period:
  Shares........................................     2,582,462         169,987        93,538       156,911      1,194,519
  Amount........................................   $ 2,582,462     $ 1,738,533    $1,885,731    $2,900,042    $29,536,054
                                                   ===========      ==========    ==========    ==========    ===========

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1997 (UNAUDITED)

                                                                     MONY SERIES FUND, INC.
                                  --------------------------------------------------------------------------------------------
                                    EQUITY       EQUITY     INTERMEDIATE    LONG TERM                    MONEY      GOVERNMENT
                                    GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED    MARKET      SECURITIES
                                  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                  ----------   ----------   ------------   -----------   ----------   -----------   ----------
ASSETS
Investments at cost (Note 4)....   $167,083     $207,398     $6,757,834    $10,737,241    $127,530    $18,320,012   $2,195,291
                                   ========     ========     ==========    ===========    ========    ===========   ==========
Investments in MONY Series Fund,
  Inc., at net asset value (Note
  2)............................   $290,236     $322,532     $6,789,789    $11,030,599    $152,337    $18,320,012   $2,227,200
Amount due from MONY............          0            0             28          1,457           0        345,856           72
Amount due from MONY Series
  Fund, Inc. ...................          0            0            210            245           0         52,665            5
                                   --------     --------     ----------    -----------    --------    -----------   ----------
         Total assets...........    290,236      322,532      6,790,027     11,032,301     152,337     18,718,533    2,227,277
                                   --------     --------     ----------    -----------    --------    -----------   ----------
LIABILITIES
Amount due to MONY..............          0            0            210            245           0         52,665            5
Amount due to MONY Series Fund,
  Inc. .........................          0            0             28          1,457           0        345,856           72
                                   --------     --------     ----------    -----------    --------    -----------   ----------
         Total liabilities......          0            0            238          1,702           0        398,521           77
                                   --------     --------     ----------    -----------    --------    -----------   ----------
Net assets......................   $290,236     $322,532     $6,789,789    $11,030,599    $152,337    $18,320,012   $2,227,200
                                   ========     ========     ==========    ===========    ========    ===========   ==========
Net assets consist of:
  Contractholders' net
    payments....................   $ 60,222     $ 16,894     $5,114,130    $ 7,696,088    $(83,739)   $15,837,608   $2,112,806
  Undistributed net investment
    income......................     50,941      129,353      1,592,767      2,761,238     107,410      2,482,404       68,454
  Accumulated net realized gain
    on investments..............     55,920       61,151         50,937        279,915     103,859              0       14,032
  Unrealized appreciation of
    investments.................    123,153      115,134         31,955        293,358      24,807              0       31,908
                                   --------     --------     ----------    -----------    --------    -----------   ----------
Net assets......................   $290,236     $322,532     $6,789,789    $11,030,599    $152,337    $18,320,012   $2,227,200
                                   ========     ========     ==========    ===========    ========    ===========   ==========
Number of units outstanding*....      7,865        9,384        390,867        528,914       5,598      1,235,835      194,448
                                   --------     --------     ----------    -----------    --------    -----------   ----------
Net asset value per unit
  outstanding*..................   $  36.90     $  34.37     $    17.37    $     20.86    $  27.21    $     14.82   $    11.45
                                   ========     ========     ==========    ===========    ========    ===========   ==========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1997 (UNAUDITED)

                                                                ENTERPRISE ACCUMULATION TRUST
                                            ---------------------------------------------------------------------
                                                                                       INTERNATIONAL   HIGH YIELD
                                              EQUITY       SMALL CAP      MANAGED         GROWTH          BOND
                                            SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                            -----------   -----------   ------------   -------------   ----------
ASSETS
Investments at cost (Note 4)..............  $36,894,658   $21,640,668   $190,315,388    $ 7,088,499    $4,816,237
                                            ===========   ===========   ============     ==========    ==========
Investments in Enterprise Accumulation
  Trust, at net asset value (Note 2)......  $48,645,605   $28,874,427   $265,898,200    $ 8,340,956    $4,954,777
Amount due from MONY......................        3,535         2,573         17,367            193           127
Amount due from Enterprise Accumulation
  Trust...................................       74,174        34,602        185,472            833           226
                                            -----------   -----------   ------------     ----------    ----------
          Total assets....................   48,723,314    28,911,602    266,101,039      8,341,982     4,955,130
                                            -----------   -----------   ------------     ----------    ----------
LIABILITIES
Amount due to MONY........................       74,174        34,602        185,472            833           226
Amount due to Enterprise Accumulation
  Trust...................................        3,535         2,573         17,367            193           127
                                            -----------   -----------   ------------     ----------    ----------
          Total liabilities...............       77,709        37,175        202,839          1,026           353
                                            -----------   -----------   ------------     ----------    ----------
Net assets................................  $48,645,605   $28,874,427   $265,898,200    $ 8,340,956    $4,954,777
                                            ===========   ===========   ============     ==========    ==========
Net assets consist of:
  Contractholders' net payments...........  $30,099,327   $18,312,961   $143,945,912    $ 6,870,370    $4,447,840
  Undistributed net investment income.....    1,208,801     1,784,320     11,115,536         10,551       328,371
  Accumulated net realized gain on
     investments..........................    5,586,530     1,543,387     35,253,940        207,578        40,026
  Unrealized appreciation of
     investments..........................   11,750,947     7,233,759     75,582,812      1,252,457       138,540
                                            -----------   -----------   ------------     ----------    ----------
Net assets................................  $48,645,605   $28,874,427   $265,898,200    $ 8,340,956    $4,954,777
                                            ===========   ===========   ============     ==========    ==========
Number of units outstanding*..............    1,289,854       892,878      5,480,383        595,455       365,578
                                            -----------   -----------   ------------     ----------    ----------
Net asset value per unit outstanding*.....  $     37.71   $     32.34   $      48.52    $     14.01    $    13.55
                                            ===========   ===========   ============     ==========    ==========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1997 (UNAUDITED)

                                                                       OCC ACCUMULATION TRUST
                                                   ---------------------------------------------------------------
                                                     MONEY
                                                     MARKET        BOND        EQUITY     SMALL CAP      MANAGED
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                   ----------   ----------   ----------   ----------   -----------
ASSETS
Investments at cost (Note 4).....................   $495,806     $551,095     $240,173     $226,545    $ 7,351,801
                                                    ========     ========     ========     ========    ===========
Investments in OCC Accumulation Trust, at net
  asset value (Note 2)...........................   $495,806     $556,967     $382,938     $313,689    $12,310,709
Dividends receivable.............................        706          961            0            0              0
Amount due from MONY Series Fund, Inc. ..........          0            0            8            5        127,238
                                                    --------     --------     --------     --------    -----------
          Total assets...........................    496,512      557,928      382,946      313,694     12,437,947
                                                    --------     --------     --------     --------    -----------
LIABILITIES
Amount due to MONY Series Fund, Inc. ............          0            0            8            5        127,238
                                                    --------     --------     --------     --------    -----------
Net assets.......................................   $496,512     $557,928     $382,938     $313,689    $12,310,709
                                                    ========     ========     ========     ========    ===========
Net assets consist of:
  Contractholders' net payments..................   $453,484     $448,583     $197,590     $163,432    $ 5,517,821
  Undistributed net investment income............     43,028      109,854       14,561       25,613        457,627
  Accumulated net realized gain (loss) on
     investments.................................          0       (6,380)      28,022       37,500      1,376,353
  Unrealized appreciation of investments.........          0        5,871      142,765       87,144      4,958,908
                                                    --------     --------     --------     --------    -----------
Net assets.......................................   $496,512     $557,928     $382,938     $313,689    $12,310,709
                                                    ========     ========     ========     ========    ===========
Number of units outstanding*.....................     36,369       33,946       10,344        9,606        257,077
                                                    --------     --------     --------     --------    -----------
Net asset value per unit outstanding*............   $  13.65     $  16.44     $  37.02     $  32.65    $     47.89
                                                    ========     ========     ========     ========    ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                                      MONY SERIES FUND, INC.
                                    -------------------------------------------------------------------------------------------
                                      EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY      GOVERNMENT
                                      GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED    MARKET      SECURITIES
                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                    ----------   ----------   ------------   ----------   ----------   -----------   ----------
Dividend income...................   $ 22,967     $ 33,575     $  370,421    $ 650,293     $ 11,395    $   493,891    $ 73,370
Mortality and expense risk charges
  (Note 3)........................      1,650        1,825         41,045       65,093          997        120,616      12,065
                                      -------      -------       --------     --------      -------       --------     -------
Net investment income.............     21,317       31,750        329,376      585,200       10,398        373,275      61,305
                                      -------      -------       --------     --------      -------       --------     -------
Realized and unrealized gain
  (loss) on investments (Note 2):
  Proceeds from sales.............      5,433        6,571      1,304,753      821,090       51,797     49,940,184     173,630
  Cost of shares sold.............      2,291        3,940      1,259,597      803,205       36,536     49,940,184     172,732
                                      -------      -------       --------     --------      -------       --------     -------
Net realized gain on
  investments.....................      3,142        2,631         45,156       17,885       15,261              0         898
Net increase (decrease) in
  unrealized appreciation of
  investments.....................     22,171       20,288       (239,053)    (416,198)      (3,333)             0     (15,670)
                                      -------      -------       --------     --------      -------       --------     -------
Net realized and unrealized gain
  (loss) on investments...........     25,313       22,919       (193,897)    (398,313)      11,928              0     (14,772)
                                      -------      -------       --------     --------      -------       --------     -------
Net increase in net assets
  resulting from operations.......   $ 46,630     $ 54,669     $  135,479    $ 186,887     $ 22,326    $   373,275    $ 46,533
                                      =======      =======       ========     ========      =======       ========     =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                             ENTERPRISE ACCUMULATION TRUST
                                           ------------------------------------------------------------------
                                                                                   INTERNATIONAL   HIGH YIELD
                                             EQUITY     SMALL CAP      MANAGED        GROWTH          BOND
                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                           ----------   ----------   -----------   -------------   ----------
Dividend income..........................  $        0   $        0   $         0     $       0      $168,155
Mortality and expense risk charges (Note
  3).....................................     257,410      150,465     1,486,600        41,967        24,247
                                           ----------   ----------   -----------      --------      --------
Net investment income (loss).............    (257,410)    (150,465)   (1,486,600)      (41,967)      143,908
                                           ----------   ----------   -----------      --------      --------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales....................   4,605,762    2,090,803    27,590,577       469,504       506,857
  Cost of shares sold....................   2,739,625    1,762,230    16,529,101       373,165       487,095
                                           ----------   ----------   -----------      --------      --------
Net realized gain on investments.........   1,866,137      328,573    11,061,476        96,339        19,762
Net increase in unrealized appreciation
  of investments.........................   3,943,921    4,938,756    20,239,529       790,760        41,691
                                           ----------   ----------   -----------      --------      --------
Net realized and unrealized gain on
  investments............................   5,810,058    5,267,329    31,301,005       887,099        61,453
                                           ----------   ----------   -----------      --------      --------
Net increase in net assets resulting from
  operations.............................  $5,552,648   $5,116,864   $29,814,405     $ 845,132      $205,361
                                           ==========   ==========   ===========      ========      ========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                                   OCC ACCUMULATION TRUST
                                               --------------------------------------------------------------
                                                 MONEY
                                                 MARKET        BOND        EQUITY     SMALL CAP     MANAGED
                                               SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                               ----------   ----------   ----------   ----------   ----------
Dividend income..............................   $ 10,676     $ 18,737     $ 15,704     $ 15,785    $  534,860
Mortality and expense risk charges (Note
  3).........................................      2,936        3,518        2,378        1,924        76,265
                                                 -------     --------      -------      -------    ----------
Net investment income........................      7,740       15,219       13,326       13,861       458,595
                                                 -------     --------      -------      -------    ----------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales........................      6,202      600,529       37,804       67,773     1,444,123
  Cost of shares sold........................      6,202      610,206       21,588       54,239       858,152
                                                 -------     --------      -------      -------    ----------
Net realized gain (loss) on investments......          0       (9,677)      16,216       13,534       585,971
Net increase in unrealized appreciation of
  investments................................          0        2,676       18,379       11,607       454,283
                                                 -------     --------      -------      -------    ----------
Net realized and unrealized gain (loss) on
  investments................................          0       (7,001)      34,595       25,141     1,040,254
                                                 -------     --------      -------      -------    ----------
Net increase in net assets resulting from
  operations.................................   $  7,740     $  8,218     $ 47,921     $ 39,002    $1,498,849
                                                 =======     ========      =======      =======    ==========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             MONY SERIES FUND, INC.
                                                          ------------------------------------------------------------
                                                                 EQUITY GROWTH                   EQUITY INCOME
                                                                   SUBACCOUNT                      SUBACCOUNT
                                                          ----------------------------    ----------------------------
                                                          FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                                          MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                                            JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                              1997            1996            1997            1996
                                                          ------------    ------------    ------------    ------------
                                                          (UNAUDITED)                     (UNAUDITED)
From operations:
  Net investment income (loss).........................     $ 21,317        $ (2,869)       $ 31,750        $ (2,755)
  Net realized gain (loss) on investments..............        3,142           3,240           2,631          10,024
  Net increase (decrease) in unrealized appreciation of
    investments........................................       22,171          40,185          20,288          35,971
                                                            --------        --------        --------        --------
Net increase (decrease) in net assets resulting from
  operations...........................................       46,630          40,556          54,669          43,240
                                                            --------        --------        --------        --------
From unit transactions:
  Net proceeds from the issuance of units..............            0               0           2,002             521
  Net asset value of units redeemed or used to meet
    contract obligations...............................       (3,783)         (3,203)         (4,746)        (22,959)
                                                            --------        --------        --------        --------
Net increase (decrease) from unit transactions.........       (3,783)         (3,203)         (2,744)        (22,438)
                                                            --------        --------        --------        --------
Net increase (decrease) in net assets..................       42,847          37,353          51,925          20,802
Net assets beginning of period.........................      247,389         210,036         270,607         249,805
                                                            --------        --------        --------        --------
Net assets end of period*..............................     $290,236        $247,389        $322,532        $270,607
                                                            ========        ========        ========        ========
Units outstanding beginning of period..................        7,976           8,091           9,465          10,336
Units issued during the period.........................            0               0              68              20
Units redeemed during the period.......................         (111)           (115)           (149)           (891)
                                                            --------        --------        --------        --------
Units outstanding end of period........................        7,865           7,976           9,384           9,465
                                                            ========        ========        ========        ========

---------------
* Includes undistributed net investment income of:          $ 50,941        $ 29,624        $129,353        $ 97,603

                                                                             MONY SERIES FUND, INC.
                                                          ------------------------------------------------------------
                                                             INTERMEDIATE TERM BOND              LONG TERM BOND
                                                                   SUBACCOUNT                      SUBACCOUNT
                                                          ----------------------------    ----------------------------
                                                           FOR THE SIX      FOR THE       FOR THE SIX       FOR THE
                                                          MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                                            JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                              1997            1996            1997            1996
                                                          -------------   ------------    ------------    ------------
                                                           (UNAUDITED)                    (UNAUDITED)
From operations:
  Net investment income (loss).........................   $     329,376   $    (83,249)   $    585,200    $   (124,623)
  Net realized gain (loss) on investments..............          45,156        (66,500)         17,885        (113,978)
  Net increase (decrease) in unrealized appreciation of
    investments........................................        (239,053)       287,901        (416,198)         58,274
                                                            -----------    -----------     -----------     -----------
Net increase (decrease) in net assets resulting from
  operations...........................................         135,479        138,152         186,887        (180,327)
                                                            -----------    -----------     -----------     -----------
From unit transactions:
  Net proceeds from the issuance of units..............       1,403,194      2,126,818       1,144,351       2,785,899
  Net asset value of units redeemed or used to meet
    contract obligations...............................      (1,240,441)    (2,394,742)       (634,681)     (2,589,305)
                                                            -----------    -----------     -----------     -----------
Net increase (decrease) from unit transactions.........         162,753       (267,924)        509,670         196,594
                                                            -----------    -----------     -----------     -----------
Net increase (decrease) in net assets..................         298,232       (129,772)        696,557          16,267
Net assets beginning of period.........................       6,491,557      6,621,329      10,334,042      10,317,775
                                                            -----------    -----------     -----------     -----------
Net assets end of period*..............................   $   6,789,789   $  6,491,557    $ 11,030,599    $ 10,334,042
                                                            ===========    ===========     ===========     ===========
Units outstanding beginning of period..................         381,313        398,283         503,775         495,169
Units issued during the period.........................          82,149        128,432          56,230         139,629
Units redeemed during the period.......................         (72,595)      (145,402)        (31,091)       (131,023)
                                                            -----------    -----------     -----------     -----------
Units outstanding end of period........................         390,867        381,313         528,914         503,775
                                                            ===========    ===========     ===========     ===========
---------------
* Includes undistributed net investment income of:        $   1,592,767   $  1,263,391    $  2,761,238    $  2,176,038

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                   MONY SERIES FUND, INC.
                                                                                        (CONTINUED)
                                                                                ----------------------------
                                                                                        DIVERSIFIED
                                                                                         SUBACCOUNT
                                                                                ----------------------------
                                                                                FOR THE SIX       FOR THE
                                                                                MONTHS ENDED     YEAR ENDED
                                                                                  JUNE 30,      DECEMBER 31,
                                                                                    1997            1996
                                                                                ------------    ------------
                                                                                (UNAUDITED)
From operations:
  Net investment income (loss)...............................................     $ 10,398       $   (3,484)
  Net realized gain (loss) on investments....................................       15,261           41,789
  Net increase (decrease) in unrealized appreciation of investments..........       (3,333)          (9,570)
                                                                                  --------        ---------
Net increase in net assets resulting from operations.........................       22,326           28,735
                                                                                  --------        ---------
From unit transactions:
  Net proceeds from the issuance of units....................................          687           77,280
  Net asset value of units redeemed or used to meet contract obligations.....      (50,682)        (180,942)
                                                                                  --------        ---------
Net increase (decrease) from unit transactions...............................      (49,995)        (103,662)
                                                                                  --------        ---------
Net increase (decrease) in net assets........................................      (27,669)         (74,927)
Net assets beginning of period...............................................      180,006          254,933
                                                                                  --------        ---------
Net assets end of period*....................................................     $152,337       $  180,006
                                                                                  ========        =========
Units outstanding beginning of period........................................        7,590           12,152
Units issued during the period...............................................           34            3,635
Units redeemed during the period.............................................       (2,026)          (8,197)
                                                                                  --------        ---------
Units outstanding end of period..............................................        5,598            7,590
                                                                                  ========        =========

---------------
* Includes undistributed net investment income of:                                $107,410       $   97,012

                                                                                   MONY SERIES FUND, INC.
                                                                                        (CONTINUED)
                                                                                ----------------------------
                                                                                        MONEY MARKET
                                                                                         SUBACCOUNT
                                                                                ----------------------------
                                                                                 FOR THE SIX      FOR THE
                                                                                MONTHS ENDED     YEAR ENDED
                                                                                  JUNE 30,      DECEMBER 31,
                                                                                    1997            1996
                                                                                -------------   ------------
                                                                                 (UNAUDITED)
From operations:
  Net investment income (loss)...............................................   $     373,275   $    648,275
  Net realized gain (loss) on investments....................................               0              0
  Net increase (decrease) in unrealized appreciation of investments..........               0              0
                                                                                 ------------   ------------
Net increase in net assets resulting from operations.........................         373,275        648,275
                                                                                 ------------   ------------
From unit transactions:
  Net proceeds from the issuance of units....................................      45,784,073     71,884,991
  Net asset value of units redeemed or used to meet contract obligations.....     (47,547,001)   (70,019,648)
                                                                                 ------------   ------------
Net increase (decrease) from unit transactions...............................      (1,762,928)     1,865,343
                                                                                 ------------   ------------
Net increase (decrease) in net assets........................................      (1,389,653)     2,513,618
Net assets beginning of period...............................................      19,709,665     17,196,047
                                                                                 ------------   ------------
Net assets end of period*....................................................   $  18,320,012   $ 19,709,665
                                                                                 ============   ============
Units outstanding beginning of period........................................       1,355,274      1,227,811
Units issued during the period...............................................       3,117,246      5,032,568
Units redeemed during the period.............................................      (3,236,685)    (4,905,105)
                                                                                 ------------   ------------
Units outstanding end of period..............................................       1,235,835      1,355,274
                                                                                 ============   ============
---------------
* Includes undistributed net investment income of:                              $   2,482,404   $  2,109,129

                                                                                   MONY SERIES FUND, INC.
                                                                                        (CONTINUED)
                                                                                ----------------------------
                                                                                         GOVERNMENT
                                                                                         SECURITIES
                                                                                         SUBACCOUNT
                                                                                ----------------------------
                                                                                 FOR THE SIX      FOR THE
                                                                                MONTHS ENDED     YEAR ENDED
                                                                                  JUNE 30,      DECEMBER 31,
                                                                                    1997            1996
                                                                                -------------   ------------
                                                                                 (UNAUDITED)
From operations:
  Net investment income (loss)...............................................   $     61,305     $  (17,809)
  Net realized gain (loss) on investments....................................            898           (462)
  Net increase (decrease) in unrealized appreciation of investments..........        (15,670)        57,310
                                                                                  ----------     ----------
Net increase in net assets resulting from operations.........................         46,533         39,039
                                                                                  ----------     ----------
From unit transactions:
  Net proceeds from the issuance of units....................................        523,446      1,419,641
  Net asset value of units redeemed or used to meet contract obligations.....       (157,549)      (558,126)
                                                                                  ----------     ----------
Net increase (decrease) from unit transactions...............................        365,897        861,515
                                                                                  ----------     ----------
Net increase (decrease) in net assets........................................        412,430        900,554
Net assets beginning of period...............................................      1,814,770        914,216
                                                                                  ----------     ----------
Net assets end of period*....................................................   $  2,227,200     $1,814,770
                                                                                  ==========     ==========
Units outstanding beginning of period........................................        162,102         83,571
Units issued during the period...............................................         46,313        129,566
Units redeemed during the period.............................................        (13,967)       (51,035)
                                                                                  ----------     ----------
Units outstanding end of period..............................................        194,448        162,102
                                                                                  ==========     ==========
---------------
* Includes undistributed net investment income of:                              $     68,454     $    7,149

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                               ENTERPRISE ACCUMULATION TRUST
                                --------------------------------------------------------------------------------------------
                                           EQUITY                        SMALL CAP                        MANAGED
                                         SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                ----------------------------    ----------------------------    ----------------------------
                                FOR THE SIX       FOR THE       FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                  JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                    1997            1996            1997            1996            1997            1996
                                ------------    ------------    ------------    ------------    ------------    ------------
                                (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
From operations:
  Net investment income
    (loss)...................   $   (257,410)   $    127,192    $   (150,465)   $     98,655    $ (1,486,600)   $   (159,652)
  Net realized gain on
    investments..............      1,866,137       1,845,892         328,573         322,780      11,061,476      10,600,967
  Net increase in unrealized
    appreciation of
    investments..............      3,943,921       3,936,924       4,938,756       1,442,596      20,239,529      25,728,772
                                 -----------     -----------     -----------     -----------    ------------    ------------
Net increase in net assets
  resulting from
  operations.................      5,552,648       5,910,008       5,116,864       1,864,031      29,814,405      36,170,087
                                 -----------     -----------     -----------     -----------    ------------    ------------
From unit transactions:
  Net proceeds from the
    issuance of units........      9,496,524      13,430,622       3,167,851       5,146,904      39,355,889      59,678,401
  Net asset value of units
    redeemed or used to meet
    contract obligations.....     (3,670,804)     (3,493,043)     (1,550,665)     (4,293,528)    (24,121,819)    (24,531,771)
                                 -----------     -----------     -----------     -----------    ------------    ------------
Net increase from unit
  transactions...............      5,825,720       9,937,579       1,617,186         853,376      15,234,070      35,146,630
                                 -----------     -----------     -----------     -----------    ------------    ------------
Net increase in net assets...     11,378,368      15,847,587       6,734,050       2,717,407      45,048,475      71,316,717
Net assets beginning of
  period.....................     37,267,237      21,419,650      22,140,377      19,422,970     220,849,725     149,533,008
                                 -----------     -----------     -----------     -----------    ------------    ------------
Net assets end of period*....   $ 48,645,605    $ 37,267,237    $ 28,874,427    $ 22,140,377    $265,898,200    $220,849,725
                                 ===========     ===========     ===========     ===========    ============    ============
Units outstanding beginning
  of period..................      1,123,086         798,552         837,807         807,452       5,150,485       4,253,824
Units issued during the
  period.....................        274,734         441,702         110,519         202,925         880,784       1,537,736
Units redeemed during the
  period.....................       (107,966)       (117,168)        (55,448)       (172,570)       (550,886)       (641,075)
                                 -----------     -----------     -----------     -----------    ------------    ------------
Units outstanding end of
  period.....................      1,289,854       1,123,086         892,878         837,807       5,480,383       5,150,485
                                 ===========     ===========     ===========     ===========    ============    ============

---------------
* Includes undistributed net
  investment income of:         $  1,208,801    $  1,466,211    $  1,784,320    $  1,934,785    $ 11,115,536    $ 12,602,136

                                                 ENTERPRISE ACCUMULATION TRUST
                                -------------------------------------------------------------

                                       INTERNATIONAL                     HIGH YIELD
                                           GROWTH                           BOND
                                         SUBACCOUNT                      SUBACCOUNT
                                ----------------------------    ----------------------------
                                 FOR THE SIX      FOR THE       FOR THE SIX       FOR THE
                                MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                  JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                    1997            1996            1997            1996
                                -------------   ------------    ------------    ------------
                                 (UNAUDITED)                    (UNAUDITED)
From operations:
  Net investment income
    (loss)...................   $    (41,967)    $  (28,360)     $  143,908      $  140,903
  Net realized gain on
    investments..............         96,339         94,099          19,762          10,750
  Net increase in unrealized
    appreciation of
    investments..............        790,760        382,690          41,691          84,387
                                  ----------     ----------      ----------      ----------
Net increase in net assets
  resulting from
  operations.................        845,132        448,429         205,361         236,040
                                  ----------     ----------      ----------      ----------
From unit transactions:
  Net proceeds from the
    issuance of units........      1,827,413      3,893,317       1,818,810       2,209,079
  Net asset value of units
    redeemed or used to meet
    contract obligations.....       (232,707)      (314,849)       (259,338)       (323,040)
                                  ----------     ----------      ----------      ----------
Net increase from unit
  transactions...............      1,594,706      3,578,468       1,559,472       1,886,039
                                  ----------     ----------      ----------      ----------
Net increase in net assets...      2,439,838      4,026,897       1,764,833       2,122,079
Net assets beginning of
  period.....................      5,901,118      1,874,221       3,189,944       1,067,865
                                  ----------     ----------      ----------      ----------
Net assets end of period*....   $  8,340,956     $5,901,118      $4,954,777      $3,189,944
                                  ==========     ==========      ==========      ==========
Units outstanding beginning
  of period..................        472,752        167,074         247,295          92,358
Units issued during the
  period.....................        141,158        332,329         138,031         182,283
Units redeemed during the
  period.....................        (18,455)       (26,651)        (19,748)        (27,346)
                                  ----------     ----------      ----------      ----------
Units outstanding end of
  period.....................        595,455        472,752         365,578         247,295
                                  ==========     ==========      ==========      ==========
---------------
* Includes undistributed net
  investment income of:         $     10,551     $   52,518      $  328,371      $  184,463

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     OCC ACCUMULATION TRUST
                                  --------------------------------------------------------------------------------------------
                                          MONEY MARKET                        BOND                           EQUITY
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------    ----------------------------    ----------------------------
                                  FOR THE SIX       FOR THE       FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                  MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                    JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                      1997            1996            1997            1996            1997            1996
                                  ------------    ------------    ------------    ------------    ------------    ------------
                                  (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
From operations:
  Net investment income........     $  7,740        $ 14,005        $ 15,219       $   42,462       $ 13,326        $  4,186
  Net realized gain (loss) on
    investments................            0               0          (9,677)            (186)        16,216           7,734
  Net increase (decrease) in
    unrealized appreciation of
    investments................            0               0           2,676          (44,748)        18,379          54,162
                                    --------        --------        --------        ---------       --------        --------
Net increase (decrease) in net
  assets resulting from
  operations...................        7,740          14,005           8,218           (2,472)        47,921          66,082
                                    --------        --------        --------        ---------       --------        --------
From unit transactions:
  Net proceeds from the
    issuance of units..........       48,253          19,197          10,982           15,468              0          22,903
  Net asset value of units
    redeemed or used to meet
    contract obligations.......       (3,266)        (27,513)        (30,392)        (276,029)       (35,426)        (12,801)
                                    --------        --------        --------        ---------       --------        --------
Net increase (decrease) from
  unit transactions............       44,987          (8,316)        (19,410)        (260,561)       (35,426)         10,102
                                    --------        --------        --------        ---------       --------        --------
Net increase (decrease) in net
  assets.......................       52,727           5,689         (11,192)        (263,033)        12,495          76,184
Net assets beginning of
  period.......................      443,785         438,096         569,120          832,153        370,443         294,259
                                    --------        --------        --------        ---------       --------        --------
Net assets end of period*......     $496,512        $443,785        $557,928       $  569,120       $382,938        $370,443
                                    ========        ========        ========        =========       ========        ========
Units outstanding beginning of
  period.......................       33,041          33,665          35,119           51,825         11,304          10,944
Units issued during the
  period.......................        3,568           1,448             680              650              0             894
Units redeemed during the
  period.......................         (240)         (2,072)         (1,853)         (17,356)          (960)           (534)
                                    --------        --------        --------        ---------       --------        --------
Units outstanding end of
  period.......................       36,369          33,041          33,946           35,119         10,344          11,304
                                    ========        ========        ========        =========       ========        ========

---------------
* Includes
  undistributed/accumulated net
  investment income (loss) of:      $ 43,028        $ 35,288        $109,854       $   94,635       $ 14,561        $  1,235

                                                      OCC ACCUMULATION TRUST
                                  ------------------------------------------------------------

                                           SMALL CAP                        MANAGED
                                           SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------    ----------------------------
                                   FOR THE SIX      FOR THE       FOR THE SIX       FOR THE
                                  MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                    JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                      1997            1996            1997            1996
                                  -------------   ------------    ------------    ------------
                                   (UNAUDITED)                    (UNAUDITED)
From operations:
  Net investment income........   $     13,861     $   15,959     $    458,595    $     97,936
  Net realized gain (loss) on
    investments................         13,534         20,195          585,971         695,252
  Net increase (decrease) in
    unrealized appreciation of
    investments................         11,607         17,666          454,283       1,520,888
                                      --------      ---------      -----------     -----------
Net increase (decrease) in net
  assets resulting from
  operations...................         39,002         53,820        1,498,849       2,314,076
                                      --------      ---------      -----------     -----------
From unit transactions:
  Net proceeds from the
    issuance of units..........              0         10,778           96,245         301,963
  Net asset value of units
    redeemed or used to meet
    contract obligations.......        (65,849)      (174,121)      (1,328,113)     (1,630,402)
                                      --------      ---------      -----------     -----------
Net increase (decrease) from
  unit transactions............        (65,849)      (163,343)      (1,231,868)     (1,328,439)
                                      --------      ---------      -----------     -----------
Net increase (decrease) in net
  assets.......................        (26,847)      (109,523)         266,981         985,637
Net assets beginning of
  period.......................        340,536        450,059       12,043,728      11,058,091
                                      --------      ---------      -----------     -----------
Net assets end of period*......   $    313,689     $  340,536     $ 12,310,709    $ 12,043,728
                                      ========      =========      ===========     ===========
Units outstanding beginning of
  period.......................         11,883         18,419          284,927         317,313
Units issued during the
  period.......................              0            484            2,109           8,688
Units redeemed during the
  period.......................         (2,277)        (7,020)         (29,959)        (41,074)
                                      --------      ---------      -----------     -----------
Units outstanding end of
  period.......................          9,606         11,883          257,077         284,927
                                      ========      =========      ===========     ===========
---------------
* Includes
  undistributed/accumulated net
  investment income (loss) of:    $     25,613     $   11,752     $    457,627    $       (968)

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by The Mutual Life Insurance Company of New York ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Payment Variable Annuity Policies. These policies are issued by MONY. MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

     There are currently seventeen subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. ("Fund"), Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (formerly the Quest for Value Accumulation Trust) collectively, the "Funds". The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund, Enterprise and OCC are contained on pages 61 to 89; 91 to 119; and 121 to 142; respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios is stated at the net asset values of each portfolio. Except for the Money Market Portfolio, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset values are based on the amortized cost of the securities held which approximates value.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets held by the Variable Account.

     Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the annual contract charge. The deduction is for the expenses of administration and is treated by the Variable Account as a contractholder redemption. The amount deducted for all subaccounts for 1997 was $102,124.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25 percent of aggregate average daily net assets. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at June 30, 1997 (unaudited) consist of the following:

                                EQUITY       EQUITY      INTERMEDIATE     LONG TERM                       MONEY        GOVERNMENT
                                GROWTH       INCOME       TERM BOND         BOND        DIVERSIFIED       MARKET       SECURITIES
                               PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                               ---------    ---------    ------------    -----------    -----------    ------------    ----------
Shares beginning of period:
  Shares....................       8,146       11,545        592,296         804,831        10,006       19,709,665       171,528
  Amount....................   $ 146,407    $ 175,761    $ 6,220,549     $ 9,624,486     $ 151,866     $ 19,709,665    $1,767,192
                                --------     --------    -----------      ----------     ---------     ------------    -----------
Shares acquired:
  Shares....................           0           95        134,396         102,894            48       48,056,640        50,711
  Amount....................   $       0    $   2,002    $ 1,426,461     $ 1,265,667     $     805     $ 48,056,640    $  527,460
Shares received for
  reinvestment of dividends:
  Shares....................         814        1,562         35,928          55,581           682          493,891         7,193
  Amount....................   $  22,967    $  33,575    $   370,421     $   650,293     $  11,395     $    493,891    $   73,371
Shares redeemed:
  Shares....................        (178)        (284)      (122,073)        (66,510)       (2,736)     (49,940,184)      (16,507)
  Amount....................   $  (2,291)   $  (3,940)   $(1,259,597)    $  (803,205)    $ (36,536)    $(49,940,184)   $ (172,732)
                                --------     --------    -----------      ----------     ---------     ------------    -----------
Net change:
  Shares....................         636        1,373         48,251          91,965        (2,006)      (1,389,653)       41,397
  Amount....................   $  20,676    $  31,637    $   537,285     $ 1,112,755     $ (24,336)    $ (1,389,653)   $  428,099
                                --------     --------    -----------      ----------     ---------     ------------    -----------
Shares end of period:
  Shares....................       8,782       12,918        640,547         896,796         8,000       18,320,012       212,925
  Amount....................   $ 167,083    $ 207,398    $ 6,757,834     $10,737,241     $ 127,530     $ 18,320,012    $2,195,291
                                ========     ========    ===========      ==========     =========     ============    ===========

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)

     Investments in Enterprise Accumulation Trust, Inc. at cost, at June 30, 1997 (unaudited) consist of the following:

                                                                                                INTERNATIONAL    HIGH YIELD
                                                    EQUITY        SMALL CAP       MANAGED          GROWTH           BOND
                                                   PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                  -----------    -----------    ------------    -------------    ----------
Shares beginning of period:
  Shares.......................................     1,291,312      1,094,975       6,436,891         975,391        578,938
  Amount.......................................   $29,460,211    $19,845,374    $165,506,442     $ 5,439,421     $3,093,095
                                                  -----------    -----------    ------------      ----------     ----------
Shares acquired:
  Shares.......................................       337,098        161,621       1,147,966         319,621        370,216
  Amount.......................................   $10,174,072    $ 3,557,524    $ 41,338,047     $ 2,022,243     $2,042,082
Shares received for reinvestment of dividends:
  Shares.......................................             0              0               0               0         30,474
  Amount.......................................   $         0    $         0    $          0     $         0     $  168,155
Shares redeemed:
  Shares.......................................      (154,300)       (96,514)       (777,427)        (73,789)       (91,674)
  Amount.......................................   $(2,739,625)   $(1,762,230)   $(16,529,101)    $  (373,165)    $ (487,095)
                                                  -----------    -----------    ------------      ----------     ----------
Net change:
  Shares.......................................       182,798         65,107         370,539         245,832        309,016
  Amount.......................................   $ 7,434,447    $ 1,795,294    $ 24,808,946     $ 1,649,078     $1,723,142
                                                  -----------    -----------    ------------      ----------     ----------
Shares end of period:
  Shares.......................................     1,474,110      1,160,082       6,807,430       1,221,223        887,954
  Amount.......................................   $36,894,658    $21,640,668    $190,315,388     $ 7,088,499     $4,816,237
                                                  ===========    ===========    ============      ==========     ==========

     Investments in OCC Accumulation Trust, Inc. at cost, at June 30, 1997 (unaudited) consist of the following:

                                                              MONEY
                                                             MARKET        BOND        EQUITY      SMALL CAP     MANAGED
                                                            PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                            ---------    ---------    ---------    ---------    ----------
Shares beginning of period:
  Shares.................................................     443,785       59,908       12,319      15,061        332,608
  Amount.................................................   $ 443,785    $ 565,925    $ 246,057    $264,999     $7,539,103
                                                             --------    ---------     --------    --------     ----------
Shares acquired:
  Shares.................................................      48,253       56,618            0           0          3,596
  Amount.................................................   $  48,253    $ 577,601    $       0    $      0     $  135,990
Shares received for reinvestment of dividends:
  Shares.................................................       9,970        1,821          525         724         14,824
  Amount.................................................   $   9,970    $  17,775    $  15,704    $ 15,785     $  534,860
Shares redeemed:
  Shares.................................................      (6,202)     (64,429)      (1,163)     (3,101)       (39,365)
  Amount.................................................   $  (6,202)   $(610,206)   $ (21,588)   $(54,239)    $ (858,152)
                                                             --------    ---------     --------    --------     ----------
Net change:
  Shares.................................................      52,021       (5,990)        (638)     (2,377)       (20,945)
  Amount.................................................   $  52,021    $ (14,830)   $  (5,884)   $(38,454)    $ (187,302)
                                                             --------    ---------     --------    --------     ----------
Shares end of period:
  Shares.................................................     495,806       53,918       11,681      12,684        311,663
  Amount.................................................   $ 495,806    $ 551,095    $ 240,173    $226,545     $7,351,801
                                                             ========    =========     ========    ========     ==========

                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

     In an expected environment of slower economic growth and lack of pricing power, earnings gains will likely be harder to come by in the second half of 1997. The slower growth should also produce lower interest rates which will help valuations, but stock selection will become more important in a tougher earnings environment.

     Industries which are expected to continue to show above average earnings will be those which either do not have to depend on price increases, or where industry conditions are so good that some price increases are possible. For most companies, the easy cost cutting has been done, and even a lot of the difficult cost cutting. Earnings gains will have to be more in line with revenue gains.

     Technology continues to be a major emphasis in the Portfolio. This sector should continue to record above average earnings. The stocks have been strong during the second quarter though, and the summer is normally a slow period so some caution is necessary. Healthcare continues as an overweight and new products in the pharmaceutical area continue to drive earnings.

     The oil service sector has been gradually increased this year into a major portfolio holding. Offshore drillers are in the midst of a strong demand business environment and prices are rising dramatically for rigs. The service companies are also being positively impacted by strong worldwide exploration.

                            EQUITY INCOME PORTFOLIO

     Looking out into the second half with the expectation of slower growth, it seems that earnings gains will be more difficult to come by. Reduced consumer spending, lack of pricing power, lower revenues and the fact that most of the easy cost cutting has already taken place will limit earnings. This same set of circumstances should also produce lower interest rates, aiding valuations, but it means that stock selection will be more important in a tougher earnings environment. After a very strong first half, a somewhat defensive posture seems warranted.

     Defensive sectors which are being emphasized are the telephones, some international oils and diversified natural gas companies. Some areas which look to have relatively more stable earnings include healthcare and financial services. The final areas of emphasis -- sectors and companies which do not seem to be over extended and overexploited -- mainly fall in the economy sensitive areas. These include capital goods such as machinery and diversified manufacturing as well as basic materials, including forest products, paper and metals.

     These areas represent value as typified by above average yields. They have not all been outperformers to date, and expectations are not as high as in many of the market leaders. This strategy of being relatively fully invested respects the power of the fund inflows. It also recognizes though, that the market has been going up for a long time, and that valuations of the market are high, and that expectations for market favorites are even higher. The risks have increased and some defensiveness is in order.

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

     The Intermediate Term Bond Portfolio is a diversified U.S. Treasury and corporate bond fund that seeks to maximize income and capital appreciation through the investment in bonds with maturities averaging between four and eight years. The Portfolio maintained an average maturity of 5.58 years as of June 30, 1997.

     For the six months ended June 30, 1997, the Portfolio earned a total return of 2.67%. For the one year period ending June 30, 1997, the Portfolio earned a total return of 6.78%. For the five and ten year periods ending June 30, 1997, the Portfolio earned an average annual return of 6.18% and 7.44%, respectively.

     The U.S. bond market enjoyed satisfactory results during the second quarter of 1997. Interest rates, as measured by the benchmark five-year U.S. Treasury, declined 37 basis points to yield 6.38% at the end of the quarter. Once again, Corporates and Mortgages outperformed Governments.

     Following the Federal Reserve tightening of monetary policy on March 25, 1997, the market traded as if the economy would continue to expand at the whopping 5.9% rate experienced in the first quarter. Those thoughts were put to rest with the release of the Employment Cost Index, which showed no signs of wage pressures, and served as the catalyst for the second quarter bond market comeback. Thereafter, soft economic data showing weakened consumer demand, cooling labor markets and no inflation supported the bond market for the rest of the period.

     Going forward, we believe that economic activity will accelerate, as consumer demand rebounds, manufacturing continues to expand, and housing stabilizes. The Federal Reserve will most likely raise interest rates in order to slow down the economy and to keep inflation under control. Interest rates will trade at the upper end of the established range. The corporate sector will continue to be supported by stable credit trends and good technicals.

     The Portfolio is currently invested in 24 corporate issuers, comprising 58.2% of total invested assets. U.S. Treasury issues make up 14.8% of the Portfolio, with 8.0% in mortgage-backed securities, 2.0% in asset-backed securities and the balance in cash equivalents, The average Moody's rating on issues in the Portfolio is Aa3, reflecting emphasis on higher quality debt issuers.

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

     The Long Term Bond Portfolio is a diversified U.S. Treasury and corporate bond fund that seeks to maximize income and capital appreciation through the investment in bonds with maturities generally longer than eight years. The Portfolio's performance is expected to be more volatile than other fixed income funds with shorter average maturities, with both the Portfolio's risk and ultimate return expected to be greater. The Portfolio had an average maturity of
22.6 years and a duration of 9.9 years as of June 30, 1997.

     For the six months ended June 30, 1997, the Portfolio earned a total return of 2.30%. For the one year period ending June 30, 1997, the Portfolio earned a total return of 8.65%. For the five and ten year periods ending June 30, 1997, the Portfolio earned an average annual return of 8.63% and 9.56%, respectively. These returns take into account charges imposed by the Portfolio. Additional charges are imposed by the Variable Accounts. Of course, past performance does not guarantee future investment results.

     The U.S. bond market enjoyed satisfactory results during the second quarter of 1997. Interest rates, as measured by the benchmark thirty-year U.S. Treasury, declined 31 basis points to yield 6.78% at the end of the quarter. Once again, Corporates and Mortgages outperformed Governments.

     Following the Federal Reserve tightening of monetary policy on March 25, 1997, the market traded as if the economy would continue to expand at the whopping 5.9% rate experienced in the first quarter. Those thoughts were put to rest with the release of the Employment Cost Index, which showed no signs of wage pressures, and served as the catalyst for the second quarter bond market comeback. Thereafter, soft economic data showing weakened consumer demand, cooling labor markets and no inflation supported the bond market for the rest of the period.

     The second half of the year should show an acceleration of growth as increased consumer confidence, consumer spending and strength in the housing market contribute to a rebound in growth. There exists a possibility of an interest rate hike by the Federal Reserve in order to slow down the economy and to keep inflation under control, although a dramatic back up in interest rates is unlikely. However, the corporate bond sector should remain strong over the near future based on fundamental and technical factors. Balance sheets and cash flows are strong, earnings outlook is good, and the leveraged acquisitions or "event risks" have yet to materialize. The demand for bonds has outpaced supply. While this should continue, the opportunities now present a good time to move into stronger, less volatile corporate holdings. During last quarter, we sold lower rated Millenium Chemicals, a commodity chemical company for a stronger, more stable profile company, Wells Fargo. We will remain overweighted in corporate bonds for the foreseeable future.

     The Portfolio is currently invested in 32 corporate issuers, comprising 58% of total invested assets, U.S. Treasury issues represent 33%, with 8% in mortgage and asset-backed securities. The remaining 1% represents cash equivalents. Our continued emphasis on higher quality is reflected in the average Moody's rating on issues in the Portfolio of Aa3.

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

     After taking a breather in the first quarter, the financial markets took off on a gallop in the spring. Stocks surged, with repeated new highs in most major indices, and the Dow seeming to head straight for 8000. Bonds followed, in their more subdued fashion, with solid gains in most sectors. Whether it be called the New Paradigm, or the New Era, the combination of steady growth, strong profits, and low inflation proved to be very kind to financial market investors.

     Despite valuations that seem excessive by traditional measures, there seems to be little on the horizon to restrain the bull. For now, momentum rules, and that momentum points clearly upward.

     Returns on the quarter for the broad indices were positive: the S&P 500 Stock Index was up 16.91%, the benchmark Lehman Brothers Aggregate Bond Index was up 3.67%.

     For the six months ended June 30, 1997, the Portfolio earned a total return of 15.45%. For the one year period ending June 30,1997, the Portfolio earned a total return of 24.35%. For the five and ten year periods ending June 30, 1997, the Portfolio earned an average annual return of 14.31% and 11.37%, respectively. These returns take into account charges imposed by the Portfolio. Additional charges are imposed by the Variable Accounts. Of course, past performance does not guarantee future investment results.

     As of June 30, 1997, the Diversified Portfolio was invested 77% in common stocks, 15% in bonds, and 8% in money-market equivalents.

                        GOVERNMENT SECURITIES PORTFOLIO

     The Government Securities Portfolio is a bond fund that seeks to maximize income and capital appreciation through the investment in high quality debt obligations issued or guaranteed by the US Government, its Agencies, and instrumentalities. The Portfolio is expected to have a dollar weighted average life between one and five years under most circumstances. The Portfolio had an average maturity of 2.7 years as of June 30, 1997.

     For the six months ended June 30, 1997, the Portfolio earned a total return of 2.94%. For the one year period ending June 30, 1997, the Portfolio earned a total return of 6.33% and 5.59% for the five year period. Since inception on May 1, 1991, the Portfolio earned an average annual return of 6.54% for the period ending June 30, 1997.

     The second quarter provided a slowing of earlier sizzling economic growth. This timely cooling put the Federal Reserve on hold, meaning there would be no immediate need for further interest rate hikes to temper growth. Intermediate Treasury (4-10 year maturity) yields moved down approximately one-half a percentage point .

     The economy seems entrenched in a pattern of accelerating, then cooling economic growth, but always tacking toward full capacity. Fueled by stock market gains and strong employment, we expect the trend to continue with a resumption of growth in the second half. The possibility of another hike in short-term rates is strong, and bonds could be vulnerable. The portfolio enters the summer conservatively positioned.

     The Portfolio is currently invested 100% in U.S. Treasury and Agency obligations.

     Investments made in the Government Securities Portfolio are not insured nor guaranteed by the U.S. Government.

                             MONY SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

     Over the course of the second quarter of 1997, concerns subsided among bond market participants over a further move by the Federal Reserve Board to tighten monetary policy via another boost in the overnight Fed Funds rate. Retail sales, a key indicator of economic vitality, slowed markedly in the second quarter falling at an annualized rate of 5.30% from February to May, hinting at a much quieter economic pace than that exhibited in the first quarter. Still, leading up to the May meeting, many market participants thought the Fed would again tighten monetary policy due to very tight labor market conditions. However, the Fed held its policy steady in May and has been vindicated in the face of a quiescent inflationary backdrop, moderating economic growth, and recent easing of labor market pressures.

     The yield curve remains relatively flat. Investors responded to the moderating economic conditions in the second quarter and the Fed's restraint against additional tightening of monetary policy by staging a strong rally. Interest rates declined by 32 basis points (1/100 of a percentage point) in the second quarter from a yield of 7.10% at the end of the first quarter to 6.78% at the end of the second quarter. The prevailing sentiment is that the FOMC is on hold in terms of an interest rate move absent a significant re-igniting of economic growth in the third quarter. Thus, the average maturity of the Portfolio will be modestly extended to capitalize on what is seen as a bullish interest rate environment in the near term. At June 30, 1997, the average maturity of the Portfolio was 23.0 days.

     The Portfolio continues to be invested in high quality short-term instruments, principally commercial paper. Our investment strategy is to emphasize purchases of 30 to 90 day maturities to provide flexibility to respond to any changes in the market place without sacrificing current income. The 30-day and 7-day current yields of the Portfolio were 5.22% and 5.25%, respectively, as of June 30, 1997, after charges imposed by the Portfolio. Of course, past performance does not guarantee future investment results.

     Investments made in the Money Market Portfolio are not insured nor guaranteed by the U.S. government. There is no assurance that the Portfolio will maintain a steady net asset value.

                             MONY SERIES FUND, INC.
                            EQUITY GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1997 (UNAUDITED)


                                                                           VALUE
DESCRIPTION                                  SHARES                     (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS -- 93.4%
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 0.8%
  Boeing Co.                                  400             $        21,225
                                                                   ----------
AIR TRANSPORTATION -- 3.9%
  AMR Corp.*                                  300                      27,750
  Delta Airlines Inc.                         400                      32,800
  UAL Corp.*                                  600                      42,937
                                                                   ----------
                                                                      103,487
                                                                   ----------
AUTOMOBILES -- 1.1%
  Ford Motor Co.                              300                      11,325
  General Motors Corp.                        300                      16,706
                                                                   ----------
                                                                       28,031
                                                                   ----------
BANKS/MAJOR -- 3.5%
  BankAmerica Corp.                           400                      25,825
  Chase Manhattan Corp.                       300                      29,119
  Citicorp                                    300                      36,169
                                                                   ----------
                                                                       91,113
                                                                   ----------
BANKS/REGIONAL -- 2.0%
  First Union Corp.                           300                      27,750
  NationsBank Corp.                           400                      25,800
                                                                   ----------
                                                                       53,550
                                                                   ----------
BEVERAGES-SOFT DRINKS -- 2.1%
  Coca-Cola Co.                               800                      54,000
                                                                   ----------
BIO-TECHNOLOGIES -- 0.9%
  Amgen, Inc.*                                400                      23,250
                                                                   ----------
CHEMICALS -- 3.0%
  du Pont (E.I.) de Nemours &
    Co.                                       600                      37,725
  Hercules, Inc.                              400                      19,150
  Monsanto, Co.                               500                      21,531
                                                                   ----------
                                                                       78,406
                                                                   ----------
COSMETICS -- 1.1%
  Gillette Co.                                300                      28,425
                                                                   ----------
DRUGS -- 8.9%
  Bristol Meyers Squibb Co.                   500                      40,500
  Lilly(Eli) & Co.                            300                      32,794
  Merck & Co., Inc.                           300                      31,050
  Pfizer Inc.                                 200                      23,900
  Schering-Plough Corp.                       400                      19,150
  Smithkline-Beecham, PLC, ADR+               400                      36,650
  Warner-Lambert Co.                          400                      49,700
                                                                   ----------
                                                                      233,744
                                                                   ----------
ELECTRICAL EQUIPMENT -- 4.2%
  Emerson Electric Co.                        600                      33,037
  General Electric Co.                      1,200                      78,450
                                                                   ----------
                                                                      111,487
                                                                   ----------
ELECTRONICS -- 6.8%
  AMP, Inc.                                   500                      20,875
  Applied Materials, Inc.*                    300                      21,244
  Hewlett-Packard Co.                         400                      22,400
  Intel Corp.                                 300                      42,544
  Motorola, Inc.                              300                      22,800
  Rambus Inc.*                                500                      23,250
  Texas Instruments, Inc.                     300                      25,219
                                                                   ----------
                                                                      178,332
                                                                   ----------
ENTERTAINMENT -- 3.8%
  Disney (Walt) Co.                           500             $        40,125
  ENSCO International*                        600                      31,650
  Time Warner, Inc.                           600                      28,950
                                                                   ----------
                                                                      100,725
                                                                   ----------
FINANCIAL SERVICES -- 2.0%
  Federal Home Loan Mortgage
    Corp.                                     800                      27,500
  Federal National Mortgage
    Assn.                                     600                      26,175
                                                                   ----------
                                                                       53,675
                                                                   ----------
HOSPITAL MANAGEMENT -- 4.4%
  Aetna Inc.                                  300                      30,713
  Columbia/HCA Healthcare Corp.               400                      15,725
  Oxford Health Plans, Inc.*                  200                      14,350
  Sunrise Assisted Living, Inc.*            1,000                      35,000
  United Healthcare Corp.                     400                      20,800
                                                                   ----------
                                                                      116,588
                                                                   ----------
HOSPITAL SUPPLIES -- 1.5%
  Johnson & Johnson                           600                      38,625
                                                                   ----------
INSURANCE -- 3.1%
  American International Group,
    Inc.                                      300                      44,813
  General Re Corp.                            200                      36,400
                                                                   ----------
                                                                       81,213
                                                                   ----------
MACHINERY -- 5.0%
  Case Corp.                                  500                      34,438
  Caterpillar, Inc.                           300                      32,213
  Deere & Co.                                 600                      32,925
  Ingersoll-Rand Co.                          500                      30,875
                                                                   ----------
                                                                      130,451
                                                                   ----------
METALS -- 1.1%
  Aluminum Company of America                 400                      30,150
                                                                   ----------
OFFICE & BUSINESS EQUIP. -- 8.6%
  Compaq Computer Corp.*                      300                      29,775
  Electronic Data Systems Corp.               400                      16,400
  International Business
    Machines Corp.                            400                      36,075
  Micron Technology, Inc.                     700                      27,956
  Microsoft, Corp.*                           400                      50,550
  Oracle Corp.*                               700                      35,263
  Sun Microsystems Inc.*                      800                      29,775
                                                                   ----------
                                                                      225,794
                                                                   ----------
OIL -- DOMESTIC -- 1.5%
  Amoco Corp.                                 300                      26,081
  Atlantic Richfield Co.                      200                      14,100
                                                                   ----------
                                                                       40,181
                                                                   ----------
OIL -- INTERNATIONAL -- 6.4%
  British Petroleum, PLC, ADR+                400                      29,950
  Chevron Corp.                               400                      29,575
  Exxon Corp.                                 600                      36,900
  Mobil Corp.                                 400                      27,950
  Royal Dutch Petroleum Co.                   400                      21,750
  Texaco, Inc.                                200                      21,750
                                                                   ----------
                                                                      167,875
                                                                   ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                            EQUITY GROWTH PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)


                                                                       VALUE
DESCRIPTION                                  SHARES                  (NOTE 2)
-----------------------------------------------------------------------------
OIL -- SERVICES -- 7.3%
  Baker Hughes, Inc.                          600         $            23,213
  Diamond Offshore Drilling
    Inc.*                                     500                      39,063
  EVI Inc.*                                 1,000                      42,000
  Halliburton Co.                             300                      23,775
  Reading & Bates Corp.*                    1,000                      26,750
  Schlumberger-Ltd.                           300                      37,500
                                                                   ----------
                                                                      192,301
                                                                   ----------
PAPER -- 1.7%
  Fort Howard Corp.*                          400                      20,250
  International Paper Co.                     500                      24,281
                                                                   ----------
                                                                       44,531
                                                                   ----------
PUBLISHING -- 1.4%
  Central Newspaper                           500                      35,813
                                                                   ----------
RESTAURANTS -- 0.7%
  McDonald's Corp.                            400                      19,325
                                                                   ----------
SOAPS -- 1.1%
  Procter & Gamble Inc.                       200                      28,250
                                                                   ----------
TELECOMMUNICATIONS -- 4.2%
  Cabletron Systems, Inc.*                    600                      16,988
  Cisco Systems, Inc.*                        500                      33,563
  Qwest Communications
    International Inc.*                       500                      13,625
  Teleport Communications, Inc.*              400                      13,650
  Worldcom, Inc.*                           1,000                      32,000
                                                                   ----------
                                                                      109,826
                                                                   ----------
TOBACCO -- 1.3%
  Philip Morris Cos., Inc.                    800             $        35,491
                                                                   ----------
TOTAL COMMON STOCKS
(COST $1,576,134)                                             $     2,455,864
-----------------------------------------------------------------------------

                                                PRINCIPAL AMOUNT
                                   ------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.7%
-----------------------------------------------------------------------------
General Electric Co.,
5.56%, due 07/28/98 (cost
$99,583)                                      $100,000                $99,583
-----------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $1,675,718) -- 97.1%                                    $     2,555,447
OTHER ASSETS LESS LIABILITIES -- 2.9%                                  76,778
-----------------------------------------------------------------------------
NET ASSETS -- 100.0%                                          $     2,632,225
=============================================================================

The aggregate cost of securities for federal income tax purposes at June 30, 1997 is $1,675,718.

    The following amounts are based on costs for federal income tax purposes:

        Aggregate gross unrealized appreciation       $  881,803
        Aggregate gross unrealized depreciation           (2,074)
                                                      ----------
        Net unrealized appreciation                   $  879,729
                                                      ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------
* Non-income producing security as defined by the Investment Company Act of 1940.
+ American Depository Receipts.
  Percentages are based on net assets.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1997 (UNAUDITED)




                                                                      VALUE
DESCRIPTION                               SHARES                    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.2%
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 2.1%
  Northrop Grumman Corp.                   2,000             $       175,624
  United Technologies Corp.                3,000                     249,000
                                                                  ----------
                                                                     424,624
                                                                  ----------
AUTOMOBILES -- 1.2%
  Ford Motor Co.                           3,000                     113,250
  General Motors Corp.                     2,500                     139,218
                                                                  ----------
                                                                     252,468
                                                                  ----------
AUTOMOTIVE PARTS -- 2.2%
  Dana Corp.                               6,000                     228,000
  Eaton Corp.                              2,500                     218,280
                                                                  ----------
                                                                     446,280
                                                                  ----------
BANKS/MONEY CENTERS -- 3.9%
  Bank of New York Co., Inc.               4,000                     174,000
  BankAmerica Corp.                        4,000                     258,248
  Bankers Trust New York Corp.             2,000                     174,000
  Chase Manhattan Corp.                    2,000                     194,124
                                                                  ----------
                                                                     800,372
                                                                  ----------
BANKS/REGIONAL -- 2.8%
  First Union Corp.                        2,500                     231,250
  NationsBank Corp.                        4,000                     258,000
  Wells Fargo & Co.                          300                      80,850
                                                                  ----------
                                                                     570,100
                                                                  ----------
CHEMICALS -- 3.6%
  du Pont (E.I.) de Nemours &
    Co.                                    6,000                     377,250
  Monsanto Co.                             5,000                     215,310
  Olin Corp.                               4,000                     156,248
                                                                  ----------
                                                                     748,808
                                                                  ----------
CONGLOMERATES -- 2.9%
  General Signal Corp.                     4,000                     174,500
  Harsco Corp.                             4,000                     162,000
  Textron Inc.                             4,000                     265,500
                                                                  ----------
                                                                     602,000
                                                                  ----------
COSMETICS -- 1.2%
  Avon Products, Inc.                      3,500                     246,967
                                                                  ----------
DRUGS -- 10.3%
  American Home Products Corp.             3,000                     229,500
  Baxter International, Inc.               4,000                     209,000
  Bristol Myers Squibb Co.                 3,500                     283,499
  Lilly (Eli) & Co.                        2,500                     273,280
  Merck and Co., Inc.                      2,500                     258,750
  Schering-Plough Corp.                    4,000                     191,500
  Smithkline Beecham P.L.C.                3,500                     320,688
  Warner Lambert Co.                       3,000                     372,750
                                                                  ----------
                                                                   2,138,967
                                                                  ----------
ELECTRICAL EQUIPMENT -- 4.8%
  Emerson Electric Co.                     6,000                     330,372
  General Electric Co.                    10,000                     653,750
                                                                  ----------
                                                                     984,122
                                                                  ----------
ELECTRONICS -- 3.2%
  AMP Inc.                                 6,000                     250,500
  Honeywell Inc.                           2,500                     189,688
  Thomas & Betts Corp.                     4,000                     210,248
                                                                  ----------
                                                                     650,436
                                                                  ----------
FOREST PRODUCTS -- 2.0%
  Georgia Pacific Corp.                    2,500             $       213,438
  Weyerhaeuser Co.                         4,000                     208,000
                                                                  ----------
                                                                     421,438
                                                                  ----------
HOSPITAL MANAGEMENT -- 0.7%
  Aetna Inc.                               1,500                     153,563
                                                                  ----------
INSURANCE -- 3.1%
  CIGNA Corp.                              1,500                     266,250
  Lincoln National Corp.                   3,000                     193,125
  St. Paul Co., Inc.                       2,500                     190,624
                                                                  ----------
                                                                     649,999
                                                                  ----------
MACHINERY -- 3.7%
  Cooper Industries, Inc.                  4,000                     199,000
  Deere & Co.                              5,000                     274,375
  Timken Co.                               8,000                     284,496
                                                                  ----------
                                                                     757,871
                                                                  ----------
METALS -- 3.4%
  Carpenter Technology Corp.               3,000                     137,250
  Freeport McMoRan Copper &
    Gold, Inc.                             3,500                     102,375
  Phelps Dodge Corp.                       2,500                     212,968
  Reynolds Metals Co.                      3,500                     249,375
                                                                  ----------
                                                                     701,968
                                                                  ----------
MISCELLANEOUS -- 1.4%
  Minnesota Mining &
    Manufacturing Co.                      2,000                     204,000
  Public Storage                           3,000                      87,750
                                                                  ----------
                                                                     291,750
                                                                  ----------
MISCELLANEOUS FINANCE -- 1.9%
  American Express Co.                     3,000                     223,500
  Federal National Mortgage
    Assn.                                  4,000                     174,500
                                                                  ----------
                                                                     398,000
                                                                  ----------
NATURAL GAS DIVERSIFIED -- 3.4%
  Consolidated Natural Gas Co.             3,000                     161,436
  El Paso Natural Gas                      3,200                     176,000
  MCM Energy Group                         1,000                      30,625
  Questar Corp.                            4,000                     161,500
  Sonat Inc.                               3,500                     179,375
                                                                  ----------
                                                                     708,936
                                                                  ----------
OFFICE & BUSINESS EQUIPMENT -- 2.5%
  Pitney-Bowes, Inc.                       3,000                     208,500
  Xerox Corp.                              4,000                     315,500
                                                                  ----------
                                                                     524,000
                                                                  ----------
OIL -- DOMESTIC -- 1.7%
  Amoco, Corp.                             2,500                     217,343
  Atlantic Richfield Co.                   2,000                     141,000
                                                                  ----------
                                                                     358,343
                                                                  ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)





                                                                      VALUE
DESCRIPTION                               SHARES                    (NOTE 2)
----------------------------------------------------------------------------
OIL -- INTERNATIONAL -- 6.6%
  British Petroleum                        3,000         $           224,625
  Chevron, Corp.                           2,500                     184,843
  Exxon Corp.                              5,000                     307,500
  Mobil Corp.                              3,000                     209,625
  Royal Dutch Petroleum Co.                4,000                     217,500
  Texaco, Inc.                             2,000                     217,500
                                                                  ----------
                                                                   1,361,593
                                                                  ----------
OIL -- SERVICE &
  DRILLING -- 2.6%
  Dresser Industries Inc.                  6,000                     223,500
  Williams (The) Companies,
    Inc.                                   7,000                     306,250
                                                                  ----------
                                                                     529,750
                                                                  ----------
PAPER -- 1.9%
  International Paper Co.                  4,000                     194,248
  Union Camp Corp.                         4,000                     200,000
                                                                  ----------
                                                                     394,248
                                                                  ----------
PHOTOGRAPHY -- 0.7%
  Eastman Kodak Co.                        2,000                     153,500
                                                                  ----------
PUBLISHING -- 1.1%
  McGraw-Hill Companies,Inc.               4,000                     235,248
                                                                  ----------
RAILROADS -- 2.0%
  Norfolk Southern Corp.                   2,000                     201,500
  Union Pacific Co.                        3,000                     211,500
                                                                  ----------
                                                                     413,000
                                                                  ----------
REAL ESTATE -- 3.9%
  Bay Apartment Community, Inc.            2,000                      74,000
  Crescent Operating Inc.                    400                       4,800
  Crescent Real Estate Equities
    Inc.                                   4,000                     127,000
  Developers Diversified Realty            2,500                     100,000
  Equity Residential Properties
    Trust                                  2,000                      95,000
  Felcor Suite Hotels Inc.                 3,500                     130,375
  Health Care Property
    Investors, Inc.                        5,000                     176,250
  Irvine Apartment Communities,
    Inc.                                   3,500                     102,814
                                                                  ----------
                                                                     810,239
                                                                  ----------
SAVINGS & LOAN -- 2.8%
  Ahmanson (H.F.) & Co.                    6,000                     258,000
  Great Western Financial Corp.            6,000                     322,500
                                                                  ----------
                                                                     580,500
                                                                  ----------
SOAPS -- 1.6%
  Colgate Palmolive Co.                    5,000                     326,250
                                                                  ----------
TELECOMMUNICATIONS EQUIPMENT -- 1.2%
  Harris Corp.                             3,000                     252,000
                                                                  ----------
TOBACCO -- 1.9%
  Fortune Brands, Inc                      3,500             $       130,592
  Gallaher Group P.L.C.                    3,500                      64,530
  Philip Morris Companies, Inc.            4,500                     199,688
                                                                  ----------
                                                                     394,810
                                                                  ----------
UTILITIES -- ELECTRIC -- 2.0%
  American Electric Power Co.,
    Inc.                                   3,000                     126,000
  Carolina Power & Light Co.               4,000                     143,500
  FPL Group, Inc.                          3,000                     138,186
                                                                  ----------
                                                                     407,686
                                                                  ----------
UTILITIES -- TELEPHONE -- 7.9%
  Ameritech Corp.                          3,500                     237,780
  Bell Atlantic Corp.                      3,500                     265,562
  Bellsouth Corp.                          4,500                     208,687
  GTE Corp.                                4,000                     175,500
  NYNEX Corp.                              2,000                     115,250
  SBC Communications Inc.                  5,000                     309,375
  Sprint, Corp.                            4,000                     210,500
  U.S. West Communications Inc.            3,000                     113,057
                                                                  ----------
                                                                   1,635,711
                                                                  ----------

TOTAL COMMON STOCKS
(COST $12,761,201)                                                20,325,547
----------------------------------------------------------------------------

                                   PRINCIPAL AMOUNT
                                  -------------------
COMMERCIAL PAPER -- 0.9%
----------------------------------------------------------------------------
General Electric Co.,
  5.52%, due 07/25/97
  (cost $173,819)                      $ 175,000             $       173,819
----------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $12,935,020) 99.1%                                     $    20,499,366
OTHER ASSETS LESS LIABILITIES -- 0.9%                                191,335
----------------------------------------------------------------------------
NET ASSETS -- 100.0%                                         $    20,690,701
============================================================================

The aggregate cost of securities for federal income tax purpose at June 30, 1997 is $12,946,000.

    The following amounts are based on costs for federal income tax purposes:

        Aggregate gross unrealized appreciation       $7,579,003
        Aggregate gross unrealized depreciation           (3,677)
                                                      ----------
        Net unrealized appreciation                   $7,575,326
                                                       =========

                       See notes to financial statements.
--------------------------------------------------------------------------------
Percentages are based on net assets.

                             MONY SERIES FUND, INC.
                        INTERMEDIATE TERM BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1997 (UNAUDITED)




                                                                   VALUE
DESCRIPTION                           PRINCIPAL AMOUNT           (NOTE 2)
-------------------------------------------------------------------------

CORPORATE BONDS AND NOTES -- 58.2%
-------------------------------------------------------------------------

Associates Corp. of North America,
  6.00%, due 06/15/00                   $1,000,000         $      984,160
Bank of Boston,
  6.625%, due 02/01/04                   1,000,000                978,060
Bear Stearns Co. Inc.,
  7.25%, due 10/15/06                    1,000,000                998,450
British Columbia, Province of,
  7.25%, due 09/01/36                    1,000,000                995,350
CSX Corp.,
  7.25%, due 05/01/04                    1,000,000              1,011,210
Chase Capital III,
  6.10%, due 03/01/27                    1,000,000                975,410
Chase Manhattan Corp.,
  6.75%, due 08/15/08                    1,000,000                962,130
Chemical Master Credit Card Trust,
  5.98%, due 12/15/08                    1,000,000                946,800
Commonwealth Edison Co.,
  7.00%, due 07/01/05                    1,000,000                986,200
Connecticut Light & Power Co.,
  7.25%, due 07/01/99                    1,000,000                993,970
First Chicago Corp.,
  9.00%, due 06/15/99                    1,000,000              1,046,380
First Data Corp.,
  6.75%, due 07/15/05                    1,000,000                984,350
Ford Motor Corp.,
  6.50%, due 02/28/02                    1,000,000                988,820
General Electric Capital Corp.,
  6.66%, due 05/01/18                    1,000,000              1,002,160
General Motors Acceptance Corp.,
  7.125%, due 05/01/03                   1,000,000              1,008,330
Laidlaw Inc.,
  7.70%, due 08/15/02                    1,000,000              1,032,150
Lockheed Martin Corp.,
  6.55%, due 05/15/99                    1,000,000              1,002,900
National Rural Utilities,
  6.75%, due 09/01/01                    1,000,000              1,001,890
Occidental Petroleum Corp.,
  7.08%, due 01/12/98                    1,000,000              1,005,960
Philip Morris Companies, Inc.,
  7.50%, due 04/01/04                    1,000,000              1,013,920
Potash Corp. of Saskatchewan,
  7.125%, due 06/15/07                   1,000,000                996,650
Potomac Edison Co.,
  8.00%, due 06/01/06                    1,000,000              1,021,810
Provident Bank,
  6.375%, due 01/15/04                   1,000,000                959,390
Structured Asset Securities Co.,
  5.944%, due 02/25/28                     980,000                957,293
                                                         ----------------
TOTAL CORPORATE BONDS AND NOTES
(COST $23,902,111)                                         $   23,853,743
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.0%
-------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
  5.40%, due 07/14/97                   $  100,000         $       99,805
Federal Home Loan Mortgage Corp.,
  5.41%, due 07/30/97                      225,000                224,020
Federal Home Loan Mortgage Corp.,
  REMIC, Series 1574,
  6.50%, due 02/15/21                    2,000,000              1,960,340
Federal National Mortgage Assn.,
  REMIC, Trust 94-75,
  7.00%, due 01/25/03                   $1,000,000         $    1,008,620
                                                         ----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $ 3,274,681)                                         $    3,292,785
-------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 14.8%
-------------------------------------------------------------------------
U.S. Treasury Notes,
  6.875%, due 07/31/99                  $2,000,000         $    2,029,360
U.S. Treasury Notes,
  6.375%, due 05/15/00                   1,000,000              1,003,750
U.S. Treasury Notes,
  6.625%, due 07/31/01                   1,000,000              1,010,000
U.S. Treasury Notes,
  6.500%, due 05/31/02                   2,000,000              2,007,500
                                                         ----------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $6,004,720)                                          $    6,050,610
-------------------------------------------------------------------------
COMMERCIAL PAPER -- 17.8%
-------------------------------------------------------------------------
Associates Corp. of North America,
  5.61%, due 07/24/97                   $1,900,000         $    1,895,082
CIT Group Holdings Inc.,
  5.53%, due 07/28/97                      325,000                323,652
First National Bank of Chicago,
  5.66%, due 09/03/97                    1,250,000              1,255,343
Ford Motor Credit Corp.,
  5.55%, due 07/17/97                    1,550,000              1,546,177
Merrill Lynch and Co. Inc.,
  5.58%, due 07/21/97                      300,000                299,070
Prudential Funding Corporation,
  5.51%, due 07/21/97                      100,000                 99,694
Sears Roebuck Acceptance Corp.,
  5.57%, due 07/28/97                      350,000                348,538
Textron Financial Corp.,
  5.80%, due 08/06/97                    1,050,000              1,043,910
Transamerica Commercial FIN-CAN,
  5.56%, due 07/15/97                      500,000                498,918
                                                         ----------------
TOTAL COMMERCIAL PAPER
(COST $7,308,493)                                          $    7,310,384
-------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $40,490,005) -- 98.8%                                $   40,507,522
OTHER ASSETS LESS LIABILITIES -- 1.2%                             493,482
-------------------------------------------------------------------------
NET ASSETS -- 100.0%                                       $   41,001,004
=========================================================================

The aggregate cost of securities for federal income tax purpose at June 30, 1997 is $40,490,005.

    The following amounts are based on costs for federal income tax purposes:

        Aggregate gross unrealized appreciation       $  215,189
        Aggregate gross unrealized depreciation         (197,672)
                                                      ----------
        Net unrealized appreciation                   $   17,517
                                                       =========

                       See notes to financial statements.
--------------------------------------------------------------------------------
Percentages are based on net assets.

                             MONY SERIES FUND, INC.
                            LONG TERM BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1997 (UNAUDITED)




                                                                   VALUE
DESCRIPTION                           PRINCIPAL AMOUNT           (NOTE 2)
-------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 57.9%
-------------------------------------------------------------------------
Aetna Services Inc.,
  7.625%, due 08/15/26                  $1,000,000         $      993,930
Apache Corp.,
  7.625%, due 11/01/96                   1,000,000                989,460
Boeing Co.,
  8.625%, due 11/15/31                   1,000,000              1,152,320
British Columbia, Province of,
  7.250%, due 09/01/36                   1,000,000                995,350
Capita Equipment Receivable Trust 1996-1,
  6.570%, due 03/15/01                   1,000,000                998,480
Chase Capital III,
  6.100%, due 03/01/27                   1,000,000                975,410
Chase Manhattan Corp.,
  6.750%, due 08/15/08                   1,000,000                962,130
Columbia/HCA Healthcare Corp.,
  7.690%, due 06/15/25                   1,000,000              1,004,060
Commonwealth Edison Co.,
  7.000%, due 07/01/05                   1,000,000                986,200
Crown Cork and Seal Co. Inc.,
  7.375%, due 12/15/26                   1,000,000                966,970
Enersis S.A.,
  7.400%, due 12/01/26                   1,000,000                960,220
Federal Express Corp.,
  7.500%, due 11/15/18                   2,000,000              2,051,140
General Electric Capital Corp.,
  8.300%, due 09/20/09                   2,000,000              2,228,240
General Motors Corp.,
  7.000%, due 06/15/03                   1,000,000              1,007,540
GTE South Corp.,
  7.500%, due 03/15/26                   1,000,000                971,830
Hydro-Quebec,
  8.500%, due 12/01/29                   1,000,000              1,093,520
International Bank for
  Reconstruction & Development,
  8.875%, due 03/01/26                   1,000,000              1,194,300
James River Corp.,
  7.750%, due 11/15/23                   1,000,000                991,560
Laidlaw Inc.,
  7.875%, due 04/15/05                   1,000,000              1,037,710
Legrand SA,
  8.500%, due 02/15/25                   1,000,000              1,108,180
Lockheed Martin Corp.,
  7.650%, due 05/01/16                   1,000,000              1,012,580
Morgan Stanley Group Inc.,
  6.875%, due 03/01/07                   1,000,000                980,280
National City Bank of Cleveland,
  7.250%, due 07/15/10                   1,000,000                999,160
Norfolk Southern Corp.,
  7.800%, due 05/15/27                   1,000,000              1,028,500
Philip Morris Companies Inc.,
  7.250%, due 09/15/01                   1,000,000              1,013,820
Procter & Gamble Corp.,
  6.450%, due 01/15/26                   1,000,000                898,460
Provident Bank of Cincinnati,
  6.375%, due 01/15/04                   1,000,000                959,390
Rohm & Haas Co.,
  9.500%, due 04/01/21                   1,000,000              1,120,540
Seagram (J.E.) & Sons Inc.,
  9.650%, due 08/15/18                   1,000,000              1,213,130
Swiss Bank Corp.,
  7.750%, due 09/01/26                   2,000,000              2,038,280
Texaco Capital, Inc.,
  9.750%, due 03/15/20                   1,000,000              1,248,780
Wells Fargo Capital Inc.,
  7.960%, due 12/15/26                  $2,000,000         $    1,973,020
                                                         ----------------
TOTAL CORPORATE BONDS AND NOTES
(COST $36,635,796)                                         $   37,154,490
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.4%
-------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
  6.850%, due 01/15/22                  $1,000,000         $      991,660
Federal National Mortgage Assn.,
  5.360%, due 07/02/97                     100,000                 99,985
Federal National Mortgage Assn.,
  REMIC, Trust 92-198,
  7.500%, due 09/25/22                   2,000,000              2,004,880
Student Loan Marketing Assn.,
  5.950%, due 07/27/09                   1,000,000              1,002,578
                                                         ----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $3,863,900)                                          $    4,099,103
-------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 33.0%
-------------------------------------------------------------------------
U.S. Treasury Notes,
  7.750%, due 12/31/99                  $  500,000         $      517,810
U.S. Treasury Notes,
  6.250%, due 10/31/01                     500,000                497,810
U.S. Treasury Notes,
  6.625%, due 05/15/07                     500,000                504,060
U.S. Treasury Notes,
  7.875%, due 02/15/21                   2,500,000              2,785,925
U.S. Treasury Notes,
  7.625%, due 02/15/25                   9,500,000             10,396,515
U.S. Treasury Notes,
  6.750%, due 08/15/26                   1,500,000              1,484,055
U.S. Treasury Notes,
  6.500%, due 11/15/26                   1,000,000                958,430
U.S. Treasury Notes,
  6.625%, due 02/15/27                   1,000,000                978,120
U.S. Treasury Strips,
  0.000%, due 05/15/18                  12,900,000              3,037,563
                                                         ----------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $21,121,916)                                         $   21,160,288
-------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.2%
-------------------------------------------------------------------------
CIT Group Holdings Inc.,
  5.53%, due 07/28/97                   $  285,000         $      283,818
Dow Chemical Co.,
  5.50%, due 07/11/97                      100,000                 99,847
General Electric Capital Corp.,
  5.52%, due 07/25/97                      100,000                 99,632
Nynex Corp.,
  5.54%, due 07/03/97                      175,000                174,946
Sears Roebuck Acceptance Corp.,
  5.57%, due 07/28/97                      100,000                 99,583
                                                         ----------------
TOTAL COMMERCIAL PAPER
(COST $757,826)                                            $      757,826
-------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $62,379,437) -- 98.5%                                $   63,171,707
OTHER ASSETS LESS LIABILITIES -- 1.5%                             957,877
-------------------------------------------------------------------------
NET ASSETS -- 100.0%                                       $   64,129,584
=========================================================================

The aggregate cost of securities for federal income tax purposes at June
  30, 1997 is $62,379,437.

    The following amounts are based on costs for federal income tax puposes:

        Aggregate gross unrealized appreciation            $    1,527,165
        Aggregate gross unrealized depreciation                  (734,896)
                                                           --------------
        Net unrealized appreciation                        $      792,269
                                                           ==============

                       See notes to financial statements.
--------------------------------------------------------------------------------
Percentages are based on net assets.

                             MONY SERIES FUND, INC.
                             DIVERSIFIED PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1997 (UNAUDITED)

                                                               VALUE
DESCRIPTION                                SHARES             (NOTE 2)
--------------------------------------------------------------------------

COMMON STOCK -- 77.2%
--------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 0.9%
  Boeing Co.                                   600           $      31,837
                                                                ----------
AIR TRANSPORTATION -- 3.7%
  AMR Corp.*                                   400                  37,000
  Delta Airlines Inc.                          600                  49,200
  UAL Corp.*                                   600                  42,937
                                                                ----------
                                                                   129,137
                                                                ----------
AUTOMOBILES -- 1.1%
  Ford Motor Co.                               400                  15,100
  General Motors Corp.                         400                  22,275
                                                                ----------
                                                                    37,375
                                                                ----------
BANKS/MAJOR -- 2.2%
  Chase Manhattan Corp.                        300                  29,119
  Citicorp                                     400                  48,225
                                                                ----------
                                                                    77,344
                                                                ----------
BANKS/REGIONAL -- 1.9%
  BankAmerica Corp.                            600                  38,737
  Wells Fargo & Co.                            300                  27,750
                                                                ----------
                                                                    66,487
                                                                ----------
BIO-TECHNOLOGIES -- 1.0%
  Amgen Inc. *                                 600                  34,875
                                                                ----------
CHEMICALS -- 2.8%
  du Pont (E.I.) de Nemours & Co.              800                  50,300
  Hercules, Inc.                               500                  23,938
  Monsanto, Co.                                500                  21,531
                                                                ----------
                                                                    95,769
                                                                ----------
COSMETICS -- 1.1%
  Gillette Co.                                 400                  37,900
                                                                ----------
DRUGS -- 6.5%
  Bristol Myers Squibb Co.                     400                  32,400
  Lilly (Eli) & Co.                            100                  10,931
  Merck & Co., Inc.                            400                  41,400
  Pfizer Inc.                                  200                  23,900
  Schering-Plough Corp.                        400                  19,150
  Smithkline Beecham, PLC, ADR+                400                  36,650
  Warner-Lambert Co.                           500                  62,125
                                                                ----------
                                                                   226,556
                                                                ----------
ELECTRICAL EQUIPMENT -- 4.2%
  Emerson Electric Co.                       1,000                  55,062
  General Electric Co.                       1,400                  91,525
                                                                ----------
                                                                   146,587
                                                                ----------
ELECTRONICS -- 5.6%
  AMP, Inc.                                    800                  33,400
  Applied Materials, Inc.*                     400                  28,325
  Hewlett-Packard Co.                          500                  28,000
  Intel Corp.                                  300                  42,544
  Motorola, Inc.                               400                  30,400
  Texas Instruments, Inc.                      400                  33,625
                                                                ----------
                                                                   196,294
                                                                ----------
ENTERTAINMENT -- 1.9%
  Disney (Walt) Co.                            400                  32,100
  Time Warner, Inc.                            700                  33,775
                                                                ----------
                                                                    65,875
                                                                ----------

                                                               VALUE
DESCRIPTION                                SHARES             (NOTE 2)
FINANCIAL SERVICES -- 1.9%
  Federal Home Loan Mortgage Corp.           1,000           $      34,375
  Federal National Mortgage Assn.              700                  30,538
                                                                ----------
                                                                    64,913
                                                                ----------
HOSPITAL MANAGEMENT -- 2.6%
  Aetna Inc.                                   300                  30,713
  Columbia/HCA Healthcare Corp.                500                  19,656
  Oxford Health Plans, Inc.*                   200                  14,350
  United Healthcare Corp.                      500                  26,000
                                                                ----------
                                                                    90,719
                                                                ----------
HOSPITAL SUPPLIES -- 1.5%
  Johnson & Johnson                            800                  51,500
                                                                ----------
INSURANCE -- 2.8%
  American International Group,
    Inc.                                       400                  59,750
  General Re Corp.                             200                  36,400
                                                                ----------
                                                                    96,150
                                                                ----------
MACHINERY -- 5.0%
  Case Corp.                                   600                  41,325
  Caterpillar, Inc.                            300                  32,213
  Deere & Co.                                  900                  49,388
  Ingersoll-Rand Co.                           800                  49,400
                                                                ----------
                                                                   172,326
                                                                ----------
METALS -- 0.9%
  Aluminum Company of America                  400                  30,150
                                                                ----------
OFFICE & BUSINESS EQUIPMENT -- 6.8%
  Compaq Computer Corp.*                       300                  29,775
  Electronics Data Systems Corp.               400                  16,400
  International Business Machines
    Corp.                                      400                  36,075
  Micron Technology, Inc.                      800                  31,950
  Microsoft Corp.*                             500                  63,188
  Oracle Corp.*                                600                  30,225
  Sun Microsystems Inc.*                       800                  29,774
                                                                ----------
                                                                   237,387
                                                                ----------
OIL -- DOMESTIC -- 1.8%
  Amoco Corp.                                  400                  34,775
  Atlantic Richfield Co.                       400                  28,200
                                                                ----------
                                                                    62,975
                                                                ----------
OIL -- INTERNATIONAL -- 5.8%
  British Petroleum, PLC, ADR+                 400                  29,950
  Chevron Corp.                                400                  29,575
  Exxon Corp.                                  600                  36,900
  Mobil Corp.                                  400                  27,950
  Royal Dutch Petroleum Co.                    800                  43,500
  Texaco, Inc.                                 300                  32,625
                                                                ----------
                                                                   200,500
                                                                ----------
OIL -- SERVICES -- 6.9%
  Baker Hughes, Inc.                           800                  30,950
  Diamond Offshore Drilling Inc.*              500                  39,063
  Ensco International Inc.*                    600                  31,650
  EVI Inc.*                                  1,200                  50,400
  Halliburton Co.                              300                  23,775
  Reading & Bates Corp.                      1,000                  26,750
  Schlumberger-Ltd.                            300                  37,500
                                                                ----------
                                                                   240,088
                                                                ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                             DIVERSIFIED PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)


                                                               VALUE
DESCRIPTION                                SHARES             (NOTE 2)
--------------------------------------------------------------------------
PAPER -- 1.7%
  Fort Howard Corp.*                           600           $      30,375
  International Paper Co.                      600                  29,137
                                                                ----------
                                                                    59,512
                                                                ----------
RESTAURANTS -- 0.7%
  McDonald's Corp.                             500                  24,156
                                                                ----------
SOAPS -- 1.2%
  Procter & Gamble Inc.                        300                  42,375
                                                                ----------
TELECOMMUNICATIONS -- 3.9%
  Cabletron Systems, Inc.*                     600                  16,987
  Cisco Systems, Inc.*                         500                  33,563
  Qwest Communications
    International Inc.*                        500                  13,625
  Teleport Communications, Inc.*               600                  20,475
  Worldcom, Inc.*                            1,600                  51,200
                                                                ----------
                                                                   135,850
                                                                ----------
TOBACCO -- 0.8%
  Philip Morris Cos., Inc.                     600                  26,620
                                                                ----------
TOTAL COMMON STOCKS
(COST $1,618,932)                                            $   2,681,257
--------------------------------------------------------------------------

                                                               VALUE
DESCRIPTION                           PRINCIPAL AMOUNT        (NOTE 2)
--------------------------------------------------------------------------

COMMERCIAL PAPER -- 7.1%
--------------------------------------------------------------------------
General Electric Capital Corp.,
  5.52%, due 07/25/97
  (cost $249,080)                         $250,000           $     249,080
--------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 15.0%
--------------------------------------------------------------------------
U.S. Treasury Notes,
  7.500%, due 05/15/02
  (cost $516,705)                         $500,000           $     523,125
--------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $2,384,717) -- 99.3%                                   $   3,453,462
--------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES -- 0.7%                               25,750
--------------------------------------------------------------------------
NET ASSETS -- 100.0%                                         $   3,479,212
==========================================================================

The aggregate cost of securities for federal income tax purposes at June 30, 1997 is $2,384,717.

    The following amounts are based on costs for federal income tax purposes:

        Aggregate gross unrealized appreciation       $1,070,041
        Aggregate gross unrealized depreciation           (1,296)
                                                      ----------
        Net unrealized appreciation                   $1,068,745
                                                       =========

                       See notes to financial statements.
--------------------------------------------------------------------------------
* Non-income producing security as defined by the Investment Company Act of 1940.
+ American Depository Receipts.
  Percentages are based on net assets.

                             MONY SERIES FUND, INC.
                        GOVERNMENT SECURITIES PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1997 (UNAUDITED)




                                                                   VALUE
DESCRIPTION                           PRINCIPAL AMOUNT           (NOTE 2)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 30.3%
-------------------------------------------------------------------------

U.S. Treasury Note,
  5.375%, due 11/30/97                  $2,000,000         $    1,998,120
U.S. Treasury Note,
  6.00%, due 05/31/98                    1,000,000              1,001,560
U.S. Treasury Note,
  6.00%, due 08/15/99                    1,000,000                997,500
U.S. Treasury Note,
  5.875%, due 11/15/99                   1,000,000                993,430
U.S. Treasury Note,
  7.75%, due 11/30/99                    1,000,000              1,034,680
                                                         ----------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $5,998,789)                                          $    6,025,290
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 68.0%
-------------------------------------------------------------------------
Federal Farm Credit Union,
  5.63%, due 05/26/98                   $2,000,000         $    1,995,780
Federal Home Loan Mortgage Corp.,
  5.41%, due 07/11/97                      200,000                199,699
Federal Home Loan Mortgage Corp.,
  5.39%, due 07/14/97                      650,000                648,735
Federal Home Loan Mortgage Corp.,
  5.40%, due 07/14/97                      500,000                499,025
Federal Home Loan Mortgage Corp.,
  6.50%, due 11/15/21                    1,500,000              1,459,305
Federal National Mortgage Assn.,
  5.36%, due 07/02/97                      100,000                 99,985
Federal National Mortgage Assn.,
  5.41%, due 07/21/97                      100,000                 99,700
Federal National Mortgage Assn.,
  5.37%, due 07/25/97                      175,000                174,374
Federal National Mortgage Assn.,
  5.38%, due 07/25/97                      300,000                298,924
Federal National Mortgage Assn.,
  7.00%, due 01/25/03                      285,000                287,456
Federal National Mortgage Assn.,
  5.25%, due 09/25/12                   $  423,098         $      421,300
Federal National Mortgage Assn.,
  5.75%, due 08/25/18                      500,000                489,235
Federal National Mortgage Assn.,
  6.50%, due 10/25/23                    1,300,000              1,280,539
Government National Mortgage
  Assn.,
  7.50%, due 05/15/24                      938,897                941,244
Government National Mortgage
  Assn.,
  7.50%, due 10/15/24                      254,924                255,561
Private Export Funding Co.,
  7.01%, due 04/30/04                    2,000,000              2,044,240
Tennessee Valley Authority,
  6.375%, due 06/15/05                     500,000                489,180
U.S. Government -- RFCO,
  0.00%, due 10/15/98                    2,000,000              1,854,220
                                                         ----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $13,514,621)                                         $   13,538,502
-------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $19,513,410) -- 98.3%                                $   19,563,792
OTHER ASSETS LESS LIABILITIES -- 1.7%                             347,035
-------------------------------------------------------------------------
NET ASSETS -- 100.0%                                       $   19,910,827
=========================================================================

The aggregate cost of securities for federal income tax purposes at June 30, 1997 is $19,513,410.

      The following amounts are based on costs for federal income tax purposes:

        Aggregate gross unrealized appreciation       $  126,212
        Aggregate gross unrealized depreciation          (75,830)
                                                      ----------
        Net unrealized appreciation                   $   50,382
                                                       =========

                       See notes to financial statements.
--------------------------------------------------------------------------------
Percentages are based on net assets.

                             MONY SERIES FUND, INC.
                             MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1997 (UNAUDITED)

                                                                  VALUE
DESCRIPTION                         PRINCIPAL AMOUNT            (NOTE 2)
-------------------------------------------------------------------------

COMMERCIAL PAPER -- 99.3%
-------------------------------------------------------------------------
Aetna Casualty and Surety Co.,
  5.55%, due 07/02/97                  $3,500,000         $    3,499,461
American Express Company,
  5.53%, due 07/07/97                   6,000,000              5,994,470
Asset-Backed Sec. Inv. Trust,
  5.689%, due 07/15/97                  5,000,000              5,011,850
Associates Corp. of North
  America,
  5.53%, due 07/11/97                   1,200,000              1,198,157
Avco Financial Services, Canada
  Ltd.,
  5.65%, due 07/21/97                   2,000,000              1,993,722
Avco Financial Services, Canada
  Ltd.,
  5.60%, due 08/18/97                   1,500,000              1,488,800
Banc One Cleveland,
  5.63%, due 07/03/97                   4,000,000              4,003,085
Bell Atlantic Network Funding
  Corp.,
  5.63%, due 07/16/97                   1,000,000                997,700
Capital One Funding Corp.,
  5.63%, due 07/03/97 (a)               3,700,000              3,702,854
Chevron Oil Finance Co.,
  5.40%, due 07/18/97                     500,000                498,725
Chevron Transport Corp.,
  5.54%, due 07/18/97                   1,950,000              1,944,899
C.I.T. Group Holdings, Inc.,
  5.47%, due 07/01/97                   3,000,000              3,000,000
C.I.T. Group Holdings, Inc.,
  5.58%, due 07/07/97                     500,000                499,535
C.I.T. Group Holdings, Inc.,
  5.53%, due 07/28/97                     500,000                497,926
C.I.T. Group Holdings, Inc.,
  5.55%, due 08/26/97                   2,200,000              2,181,007
Commercial Credit Corp.,
  5.52%, due 07/14/97                   2,750,000              2,744,518
Conagra, Inc.,
  5.72%, due 07/25/97                   1,200,000              1,195,424
du Pont (E.I.) de Nemours & Co.,
  5.54%, due 08/04/97                   6,500,000              6,465,991
Enterprise Funding Corp.,
  5.54%, due 07/11/97                   1,500,000              1,497,692
Exxon Corp.,
  5.50%, due 07/18/97                   1,650,000              1,645,715
First National Bank of Chicago,
  5.54%, due 07/23/97                   3,000,000              2,989,843
First National Bank of Chicago,
  5.554%, due 09/03/97                  4,545,000              4,564,424
Ford Motor Credit Co.,
  5.52%, due 07/07/97                     100,000                 99,908
Ford Motor Credit Co.,
  5.52%, due 07/10/97                   4,500,000              4,493,790
Ford Motor Credit Co.,
  5.65%, due 08/05/97                   2,000,000              1,989,014
General Electric Capital Corp.,
  5.52%, due 07/25/97                   1,250,000              1,245,400
General Electric Capital Corp.,
  5.54%, due 07/28/97                     100,000                 99,585
General Electric Capital Corp.,
  5.57%, due 07/29/97                     500,000                497,834
General Electric Capital Corp.,
  5.66%, due 08/18/97                   5,330,000              5,289,777
General Motors Corp.,
  5.53%, due 07/11/97                   7,400,000              7,388,633
Goldman Sachs Group, L.P.,
  5.52%, due 08/08/97                  $7,000,000              6,959,214
Heller International,
  5.68%, due 07/21/97                   3,600,000              3,588,640
John Hancock Mutual Life Ins.,
  5.60%, due 08/12/97                   4,700,000              4,669,293
Lehman Brothers Inc.,
  5.55%, due 07/15/97                   6,500,000              6,485,971
Matsuschita Electric Ind.,
  5.55%, due 07/14/97                   2,000,000              1,995,992
Merrill Lynch and Co., Inc.,
  5.58%, due 07/21/97                   2,555,000              2,547,079
Merrill Lynch and Co., Inc.,
  5.64%, due 08/04/97                     900,000                895,206
Merrill Lynch and Co., Inc.,
  5.59%, due 08/11/97                   3,550,000              3,527,399
Metropolitan Life Insurance Co.,
  5.62%, due 07/07/97                   2,577,000              2,574,586
Morgan, J.P. & Co., Inc.,
  5.50%, due 08/05/97                   3,000,000              3,159,297
National Westminster Bank Canada,
  5.61%, due 07/08/97                   5,000,000              4,994,546
Nynex Corp.,
  5.53%, due 07/24/97                   2,400,000              2,391,521
Philip Morris Co.,
  5.55%, due 08/11/97                   7,000,000              6,955,754
Prudential Funding Corp.,
  5.52%, due 07/10/97                   7,500,000              7,489,650
Quebec Province Canada,
  5.63%, due 07/17/97                   2,000,000              1,994,996
Sanwa Business Credit,
  6.15%, due 07/02/97                   1,250,000              1,249,786
Sanwa Business Credit,
  5.55%, due 07/15/97                     250,000                249,460
Sanwa Business Credit,
  5.58%, due 07/15/97                   2,000,000              1,995,660
Sanwa Business Credit,
  5.63%, due 07/25/97                   3,000,000              2,988,740
Sears Roebuck Acceptance Corp.,
  5.56%, due 07/08/97                   5,950,000              5,943,568
Sears Roebuck Acceptance Corp.,
  5.57%, due 07/28/97                     450,000                448,120
Weyerhaeuser Mortgage Co.,
  5.57%, due 07/18/97                   1,400,000              1,396,318
Xerox Corp.,
  5.57%, due 08/11/97                   1,200,000              1,192,388
                                                        ----------------
TOTAL COMMERCIAL PAPER
(COST $154,412,923)                                       $  154,412,923
------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.0%
------------------------------------------------------------------------
Federal Home Loan Bank,
  5.85%, due 11/06/97
  (cost $3,113,955)                    $3,000,000         $    3,113,955
------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $157,526,878) -- 101.3%                             $  157,526,878
OTHER ASSETS LESS LIABILITIES -- (1.3%)                       (2,008,466)
------------------------------------------------------------------------
NET ASSETS -- 100.0%                                      $  155,518,412
========================================================================

                       See notes to financial statements.
--------------------------------------------------------------------------------
(a) The interest rate is subject to change periodically based on the greater of the 30 or 90-day commercial paper rate. This instrument resets on a weekly basis. The rate shown was in effect as of June 30, 1997.

    Percentages are based on net assets.

                             MONY SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                                         INTERMEDIATE       LONG TERM
                                                       EQUITY GROWTH    EQUITY INCOME      TERM BOND          BOND
                                                         PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                       -------------    -------------    -------------    -------------
ASSETS
    Securities, at value (Note 2)*....................  $ 2,555,447      $20,499,366      $ 40,507,522     $ 63,171,707
    Cash..............................................       87,153           90,267            37,451           20,729
    Dividends receivable..............................        1,591           31,447                 0                0
    Interest receivable...............................            0              536           518,225        1,125,703
    Receivable for fund shares sold...................          360            1,466             6,979           29,105
    Receivable for securities sold....................       11,982          119,830                 0                0
    Prepaid expense...................................          167            1,174             1,911            2,862
                                                         ----------      -----------       -----------      -----------
Total assets..........................................    2,656,700       20,744,086        41,072,088       64,350,106
                                                         ----------      -----------       -----------      -----------
LIABILITIES
    Payable for fund shares redeemed..................          524            5,662            44,715          181,373
    Payable for securities purchased..................       15,800           30,497                 0                0
    Accrued expenses:
         Investment advisory fees.....................          882            7,006            13,937           21,881
         Custodian fees...............................          301              855                89            1,975
         Professional fees............................        6,742            7,382             8,063            8,719
         Miscellaneous fees...........................          226            1,983             4,280            6,574
                                                         ----------      -----------       -----------      -----------
Total liabilities.....................................       24,475           53,385            71,084          220,522
                                                         ----------      -----------       -----------      -----------
NET ASSETS............................................  $ 2,632,225      $20,690,701      $ 41,001,004     $ 64,129,584
                                                         ==========      ===========       ===========      ===========
Net assets consist of:
    Capital stock -- $.01 par value...................  $       796      $     8,288      $     38,667     $     52,155
    Additional paid-in capital........................    1,610,415       11,610,449        39,990,806       61,350,538
    Undistributed net investment income...............        7,377          216,743         1,210,875        2,042,764
    Undistributed/accumulated net realized gain (loss)
      on investments..................................      133,908        1,290,875          (256,861)        (108,142)
    Net unrealized appreciation of investments........      879,729        7,564,346            17,517          792,269
                                                         ----------      -----------       -----------      -----------
NET ASSETS............................................  $ 2,632,225      $20,690,701      $ 41,001,004     $ 64,129,584
                                                         ==========      ===========       ===========      ===========
Shares of capital stock outstanding...................       79,645          828,759         3,866,690        5,215,453
                                                         ----------      -----------       -----------      -----------
Net asset value per share of outstanding capital
  stock...............................................  $     33.05      $     24.97      $      10.60     $      12.30
                                                         ==========      ===========       ===========      ===========
*Investments at cost..................................  $ 1,675,718      $12,935,020      $ 40,490,005     $ 82,379,438

                                                                          GOVERNMENT
                                                         DIVERSIFIED      SECURITIES      MONEY MARKET
                                                          PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                        -------------    -------------    ------------
ASSETS
    Securities, at value (Note 2)*....................   $  3,453,462     $ 19,563,792    $157,526,878
    Cash..............................................         27,016           43,265          40,234
    Dividends receivable..............................          1,368                0               0
    Interest receivable...............................          4,791          126,047          27,594
    Receivable for fund shares sold...................         12,459          194,639       1,768,119
    Receivable for securities sold....................              0                0               0
    Prepaid expense...................................            438              276           4,530
                                                           ----------      -----------    ------------
Total assets..........................................      3,499,534       19,928,019     159,367,355
                                                           ----------      -----------    ------------
LIABILITIES
    Payable for fund shares redeemed..................            737            1,508       3,769,183
    Payable for securities purchased..................         11,000                0               0
    Accrued expenses:
         Investment advisory fees.....................          1,185            6,655          54,355
         Custodian fees...............................              0              455             756
         Professional fees............................          7,038            7,016          10,661
         Miscellaneous fees...........................            362            1,558          13,988
                                                           ----------      -----------    ------------
Total liabilities.....................................         20,322           17,192       3,848,943
                                                           ----------      -----------    ------------
NET ASSETS............................................   $  3,479,212     $ 19,910,827    $155,518,412
                                                           ==========      ===========    ============
Net assets consist of:
    Capital stock -- $.01 par value...................   $      1,826     $     19,035    $  1,555,184
    Additional paid-in capital........................      2,184,250       19,344,521     153,963,228
    Undistributed net investment income...............         28,769          501,169               0
    Undistributed/accumulated net realized gain (loss)
      on investments..................................        195,622           (4,280)              0
    Net unrealized appreciation of investments........      1,068,745           50,382               0
                                                           ----------      -----------    ------------
NET ASSETS............................................   $  3,479,212     $ 19,910,827    $155,518,412
                                                           ==========      ===========    ============
Shares of capital stock outstanding...................        182,690        1,903,500     155,518,412
                                                           ----------      -----------    ------------
Net asset value per share of outstanding capital
  stock...............................................   $      19.04     $      10.46    $       1.00
                                                           ==========      ===========    ============
*Investments at cost..................................   $  2,384,717     $ 19,513,410    $157,526,878

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

STATEMENTS OF OPERATIONS For the six months ended June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                           INTERMEDIATE     LONG TERM                  GOVERNMENT
                         EQUITY GROWTH    EQUITY INCOME      TERM BOND         BOND       DIVERSIFIED  SECURITIES    MONEY MARKET
                           PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO
                         -------------    -------------    -------------    ----------    ---------    ----------    ------------
INVESTMENT INCOME:
     Interest...........   $   5,544       $    13,919      $  1,302,434    $2,181,181    $  25,549    $  544,053    $  4,382,237
     Dividends..........      13,374           252,719                 0             0       16,509             0               0
                          ----------       -----------       -----------    -----------   ----------   -----------   ------------
          Total
            investment
            income......      18,918           266,638         1,302,434     2,181,181       42,058       544,053       4,382,237
                          ----------       -----------       -----------    -----------   ----------   -----------   ------------
EXPENSES:
     Investment advisory
       fees (Note 3)....       4,685            38,734            79,808       123,175        6,689        35,442         316,020
     Custodian fees.....       2,570             4,455             1,765         1,991        2,125         1,031           3,476
     Professional
       fees.............       3,986             4,075             4,248         4,406        3,991         4,210           5,421
     Directors fees.....         166             1,454             3,180         4,906          268         1,231          10,636
     Miscellaneous
       fees.............         134             1,177             2,558         3,939          216           970           8,503
                          ----------       -----------       -----------    -----------   ----------   -----------   ------------
          Total
            expenses....      11,541            49,895            91,559       138,417       13,289        42,884         344,056
                          ----------       -----------       -----------    -----------   ----------   -----------   ------------
Net investment income...       7,377           216,743         1,210,875     2,042,764       28,769       501,169       4,038,181
                          ----------       -----------       -----------    -----------   ----------   -----------   ------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS
  (NOTE 2):
     Realized gain
       (loss) from
       security
       transactions
       (excluding
       short-term
       securities):
          Proceeds from
            sales.......     434,873         4,123,894        24,325,325    13,343,885      585,251       942,018               0
          Cost of
            securities
            sold........     295,837         2,843,999        24,481,912    13,190,811      382,266       936,782               0
                          ----------       -----------       -----------    -----------   ----------   -----------   ------------
Net realized gain (loss)
  on investments........     139,036         1,279,895          (156,587)      153,074      202,985         5,236               0
Net increase (decrease)
  in unrealized
  appreciation of
  investments...........     286,466         2,205,133            49,134      (766,730)     257,277        33,777               0
                          ----------       -----------       -----------    -----------   ----------   -----------   ------------
Net realized and
  unrealized gain (loss)
  on investments........     425,502         3,485,028          (107,453)     (613,656)     460,262        39,013               0
                          ----------       -----------       -----------    -----------   ----------   -----------   ------------
Net increase in net
  assets resulting from
  operations............   $ 432,879       $ 3,701,771      $  1,103,422    $1,429,108    $ 489,031    $  540,182    $  4,038,181
                          ==========       ===========       ===========    ===========   ==========   ===========   ============

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     EQUITY GROWTH PORTFOLIO         EQUITY INCOME PORTFOLIO
                                                                  -----------------------------   -----------------------------
                                                                   FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                                                  MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                                                    JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                                      1997            1996            1997            1996
                                                                  -------------   -------------   -------------   -------------
                                                                   (UNAUDITED)                     (UNAUDITED)
FROM OPERATIONS:
    Net investment income......................................   $      7,377    $     12,501    $    216,743    $    506,646
    Net realized gain (loss) on investments (Note 2)...........        139,036         186,510       1,279,895       1,744,115
    Net increase (decrease) in unrealized appreciation of
      investments..............................................        286,466         183,439       2,205,133       1,057,847
                                                                    ----------      ----------     -----------     -----------
Net increase (decrease) in net assets resulting from
  operations...................................................        432,879         382,450       3,701,771       3,308,608
                                                                    ----------      ----------     -----------     -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income (Note 4).............................         68,260               0         774,467          34,413
    Net realized gain from investment transactions (Note 4)....        133,214               0       1,471,218               0
                                                                    ----------      ----------     -----------     -----------
        Total dividends and distributions to shareholders......        201,474               0       2,245,685          34,413
                                                                    ----------      ----------     -----------     -----------
FROM SHARE TRANSACTIONS:
    Proceeds from the issuance of shares.......................        120,780         344,553         141,008         427,851
    Proceeds from dividends reinvested.........................        201,474               0       2,245,685          34,413
    Net asset value of shares redeemed.........................        (76,103)       (445,903)     (1,724,425)     (3,255,147)
                                                                    ----------      ----------     -----------     -----------
Net increase (decrease) in net assets resulting from share
  transactions.................................................        246,151        (101,350)        662,268      (2,792,883)
                                                                    ----------      ----------     -----------     -----------
Net increase in net assets.....................................        477,556         281,100       2,118,354         481,312
Net assets beginning of period.................................      2,154,669       1,873,569      18,572,347      18,091,035
                                                                    ----------      ----------     -----------     -----------
Net assets end of period*......................................   $  2,632,225    $  2,154,669    $ 20,690,701    $ 18,572,347
                                                                    ==========      ==========     ===========     ===========
SHARES ISSUED AND REDEEMED:
    Issued.....................................................          3,989          12,546           5,986          20,290
    Issued in reinvestment of dividends and distributions......          7,139               0         104,451           1,654
    Redeemed...................................................         (2,433)        (16,217)        (73,871)       (152,508)
                                                                    ----------      ----------     -----------     -----------
        Net increase (decrease)................................          8,695          (3,671)         36,566        (130,564)
                                                                    ==========      ==========     ===========     ===========
*Including undistributed net investment income of:                $      7,377    $     12,501    $    216,743    $    500,290

                                                                        INTERMEDIATE TERM
                                                                         BOND PORTFOLIO             LONG TERM BOND PORTFOLIO
                                                                  -----------------------------   -----------------------------
                                                                   FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                                                  MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                                                    JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                                      1997            1996            1997            1996
                                                                  -------------   -------------   -------------   -------------
                                                                   (UNAUDITED)                     (UNAUDITED)
FROM OPERATIONS:
    Net investment income......................................   $  1,210,875    $  2,284,209    $  2,042,764    $  3,837,045
    Net realized gain (loss) on investments (Note 2)...........       (156,587)        (66,206)        153,074         605,958
    Net increase (decrease) in unrealized appreciation of
      investments..............................................         49,134        (844,291)       (766,730)     (4,731,783)
                                                                   -----------     -----------     -----------     -----------
Net increase (decrease) in net assets resulting from
  operations...................................................      1,103,422       1,373,712       1,429,108        (288,780)
                                                                   -----------     -----------     -----------     -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income (Note 4).............................      2,284,209               0       3,837,045               0
    Net realized gain from investment transactions (Note 4)....              0               0               0               0
                                                                   -----------     -----------     -----------     -----------
        Total dividends and distributions to shareholders......      2,284,209               0       3,838,045               0
                                                                   -----------     -----------     -----------     -----------
FROM SHARE TRANSACTIONS:
    Proceeds from the issuance of shares.......................      6,068,757      11,119,965       8,683,048      20,808,063
    Proceeds from dividends reinvested.........................      2,284,209               0       3,837,045               0
    Net asset value of shares redeemed.........................     (6,216,428)     (9,968,257)     (8,081,389)    (20,438,355)
                                                                   -----------     -----------     -----------     -----------
Net increase (decrease) in net assets resulting from share
  transactions.................................................      2,136,538       1,151,708       4,438,704         369,708
                                                                   -----------     -----------     -----------     -----------
Net increase in net assets.....................................        955,751       2,525,420       2,029,767          80,928
Net assets beginning of period.................................     40,045,253      37,519,833      62,098,817      62,017,889
                                                                   -----------     -----------     -----------     -----------
Net assets end of period*......................................   $ 41,001,004    $ 40,045,253    $ 64,129,584    $ 62,098,817
                                                                   ===========     ===========     ===========     ===========
SHARES ISSUED AND REDEEMED:
    Issued.....................................................        570,010       1,048,172         708,229       1,693,456
    Issued in reinvestment of dividends and distributions......        221,552               0         327,953               0
     Redeemed...................................................      (580,279)       (941,251)       (657,311)     (1,670,244)
                                                                   -----------     -----------     -----------     -----------
          Net increase (decrease)................................      211,283         106,921         378,871          23,212
                                                                   ===========     ===========     ===========     ===========
*Including undistributed net investment income of:                $  1,210,875    $  2,284,209    $  2,042,764    $  3,837,045


                       See notes to financial statements.

                             MONY SERIES FUND, INC.

--------------------------------------------------------------------------------

                                                                                                     GOVERNMENT SECURITIES
                                                                       DIVERSIFIED PORTFOLIO               PORTFOLIO
                                                                    ---------------------------   ---------------------------
                                                                    FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                                                    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                                                      JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                        1997           1996           1997           1996
                                                                    ------------   ------------   ------------   ------------
                                                                    (UNAUDITED)                   (UNAUDITED)
FROM OPERATIONS:
    Net investment income..........................................  $   28,769     $   67,363    $   501,169    $   695,233
    Net realized gain (loss) on investments (Note 2)...............     202,985        193,527          5,236         (9,516)
    Net increase (decrease) in unrealized appreciation of
      investments..................................................     257,277        188,333         33,777       (170,310)
                                                                     ----------     ----------    -----------    -----------
Net increase in net assets resulting from operations...............     489,031        449,223        540,182        515,407
                                                                     ----------     ----------    -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income (Note 4).................................     263,740              0        695,233              0
                                                                     ----------     ----------    -----------    -----------
         Total dividends and distributions to shareholders.........     263,740              0        695,233              0
                                                                     ----------     ----------    -----------    -----------
FROM SHARE TRANSACTIONS:
    Proceeds from the issuance of shares...........................     110,383        329,611      5,029,177     12,146,445
    Proceeds from dividends reinvested.............................     263,740              0        695,233              0
    Net asset value of shares redeemed.............................    (500,789)      (670,322)    (2,041,832)    (4,834,445)
                                                                     ----------     ----------    -----------    -----------
Net increase (decrease) in net assets resulting from share
  transactions.....................................................    (126,666)      (340,711)     3,682,578      7,312,000
                                                                     ----------     ----------    -----------    -----------
Net increase in net assets.........................................      98,625        108,512      3,527,527      7,827,407
Net assets beginning of period.....................................   3,380,587      3,272,075     16,383,300      8,555,893
                                                                     ----------     ----------    -----------    -----------
Net assets end of period*..........................................  $3,479,212     $3,380,587    $19,910,827    $16,383,300
                                                                     ==========     ==========    ===========    ===========
SHARES ISSUED AND REDEEMED:
    Issued.........................................................       6,064         19,825        480,705      1,180,708
    Issued in reinvestment of dividends and distributions..........      15,793              0         68,160              0
    Redeemed.......................................................     (27,089)       (40,085)      (194,533)      (469,910)
                                                                     ----------     ----------    -----------    -----------
         Net increase (decrease)...................................      (5,232)       (20,260)       354,332        710,798
                                                                     ==========     ==========    ===========    ===========
*Including undistributed net investment income of:                   $   28,769     $   67,363    $   501,169    $   695,233


                                                                        MONEY MARKET PORTFOLIO
                                                                     -----------------------------
                                                                      FOR THE SIX       FOR THE
                                                                     MONTHS ENDED     YEAR ENDED
                                                                       JUNE 30,      DECEMBER 31,
                                                                         1997            1996
                                                                     -------------   -------------
                                                                      (UNAUDITED)
FROM OPERATIONS:
    Net investment income..........................................  $   4,038,181   $   5,905,585
    Net realized gain (loss) on investments (Note 2)...............              0               0
    Net increase (decrease) in unrealized appreciation of
      investments..................................................              0               0
                                                                       -----------     -----------
Net increase in net assets resulting from operations...............      4,038,181       5,905,585
                                                                       -----------     -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income (Note 4).................................      4,038,181       5,905,585
                                                                       -----------     -----------
         Total dividends and distributions to shareholders.........      4,038,181       5,905,585
                                                                       -----------     -----------
FROM SHARE TRANSACTIONS:
    Proceeds from the issuance of shares...........................    480,800,194     689,151,108
    Proceeds from dividends reinvested.............................      4,038,181       5,905,585
    Net asset value of shares redeemed.............................   (474,252,122)   (660,491,512)
                                                                       -----------     -----------
Net increase (decrease) in net assets resulting from share
  transactions.....................................................     10,586,253      34,565,181
                                                                       -----------     -----------
Net increase in net assets.........................................     10,586,253      34,565,181
Net assets beginning of period.....................................  $ 144,932,159     110,366,978
                                                                       -----------     -----------
Net assets end of period*..........................................  $ 155,518,412   $ 144,932,159
                                                                       ===========     ===========
SHARES ISSUED AND REDEEMED:
    Issued.........................................................    480,800,194     689,151,108
    Issued in reinvestment of dividends and distributions..........      4,038,181       5,905,585
    Redeemed.......................................................   (474,252,122)   (660,491,512)
                                                                       -----------     -----------
         Net increase (decrease)...................................     10,586,253      34,565,181
                                                                       ===========     ===========
*Including undistributed net investment income of:                   $           0   $           0

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     The MONY Series Fund, Inc. (the "Fund"), a Maryland corporation organized on December 14, 1984, is composed of seven different portfolios that are, in effect, separate investment funds: the Equity Growth Portfolio, the Equity Income Portfolio, the Intermediate Term Bond Portfolio, the Long Term Bond Portfolio, the Diversified Portfolio, the Government Securities Portfolio, and the Money Market Portfolio. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the assets of that portfolio and will have no interest in the assets of any other portfolio. Each portfolio bears its own liabilities and also its proportionate share of the general liabilities of the Fund. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission over the Fund's management.

2. SIGNIFICANT ACCOUNTING POLICIES

  A. Portfolio Valuations:

     Short-term securities with 61 days or more to maturity at time of purchase are valued at market through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Securities in the Money Market Portfolio are valued at amortized cost.

     Common stocks traded on national securities exchanges are valued at the last sales price as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities.

     Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service.

     Original issue discounts on investments purchased are amortized over their respective lives using the yield-to-maturity method.

     All other securities, when held by the Fund, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors.

  B. Federal Income Taxes:

     Each portfolio of the Fund is a separate entity for Federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  C. Security Transactions and Investment Income:

     Security transactions are recorded as of the trade date.

     Dividend income is recorded on the ex-dividend date, income from other investments is accrued as earned.

     Realized gains and losses from investments sold are determined on the basis of identified cost for accounting and federal income tax purposes.

  D. Other

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

                             MONY SERIES FUND, INC.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

     Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America ("Investment Adviser" or "MONY America"), a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"), the Investment Adviser provides investment advice and related services for each of the Fund's portfolios, administers the overall day-to-day affairs of the Fund, bears all expenses associated with calculating net asset values of the portfolios and compensates the directors, officers and employees of the Fund who are affiliated with the Investment Adviser.

     For these services, the Investment Adviser receives an investment management fee. The fee is a daily charge equal to an annual rate of .40% of the first $400,000,000 of the aggregate average daily net assets of the portfolios,
 .35% of the next $400,000,000 of the aggregate average daily net assets of the portfolios and .30% of the aggregate average daily net assets of the portfolios in excess of $800,000,000. Each daily charge is dividend among the portfolios in proportion to their net assets on that date. The Investment Adviser reimburses the portfolios for investment management fees charged to the extent that any portfolio's aggregate ordinary operating expenses (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) exceed in any fiscal year 2.5% of the first $30,000,000 of the average daily net assets of such portfolio, 2.0% of the next $70,000,000 of the average daily net assets of such portfolio, and 1.5% of the average daily net assets of the portfolio in excess of $100,000,000. For the year six months ended June 30, 1997, the fees incurred by the Fund were $604,553.

     The Investment Adviser has a service agreement with MONY to provide it with personnel, services, facilities, supplies and equipment in order to carry out its duties to provide investment management services under the Investment Advisory Agreement. The Investment Adviser pays MONY for its services.

     Aggregate remuneration incurred to non-affiliated Directors of the Fund for the six months ended June 30, 1997, amounted to $21,841.

4. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income (including realized gains and losses on portfolio securities) of the Money Market Portfolio are declared and reinvested each business day in additional full and fractional shares of the portfolio. This policy enables the Money Market Portfolio to maintain a net asset value of $1.00 per share.

     Dividends from net investment income and net realized capital gains of the other portfolios will normally be declared and reinvested annually in additional full and fractional shares.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles.

     During the year ended December 31, 1996, the Equity Income Portfolio increased undistributed realized gains by $12,784, decreased undistributed net investment income by $933 and decreased additional paid-in capital by $11,851. Those differences are primarily due to return of capital distributions received on investments owned.

                             MONY SERIES FUND, INC.

5. CAPITAL STOCK

  A. Authorized Capital Stock:

     The Fund has 2 billion authorized shares of capital stock with a par value of $.01 per share. 1.15 billion shares are reserved for issuance and divided into seven classes as follows: Equity Growth Portfolio (150 million shares); Equity Income Portfolio (150 million shares); Intermediate Term Bond Portfolio (150 million shares); Long Term Bond Portfolio (150 million shares); Diversified Portfolio (150 million shares); Government Securities Portfolio (150 million shares); and Money Market Portfolio (250 million shares). The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

  B Purchases of Fund Shares:

     Shares of the Fund are sold to MONY America and MONY for allocation to MONY America Variable Account L and MONY Variable Account L to fund benefits under Flexible Premium Variable Life Insurance Contracts and Variable Universal Life Insurance Contracts; to MONY America Variable Account S and MONY Variable Account S to fund benefits under Variable Life Insurance with Additional Premium Option Contracts; and to MONY America Variable Account A and MONY Variable Account A, to fund benefits under Flexible Payment Variable Annuity Contracts issued by those companies. Shares of the Fund are also sold to MONY for allocation to the Keynote Series Account ("Keynote") to fund benefits under Individual Annuity Plans issued by MONY.

6. FEDERAL INCOME TAX-CAPITAL LOSS CARRYFORWARD

     At June 30, 1997, the following portfolios of the Fund have capital loss carryforwards available to offset future capital gains, if any, for federal income tax purposes:

                         PORTFOLIO                               AMOUNT       EXPIRATION DATE
------------------------------------------------------------    --------     ------------------
Long Term Bond..............................................    $261,216     December 31, 2004
                                                                ========
Intermediate Term Bond......................................    $ 16,850     December 31, 2002
                                                                  17,218     December 31, 2003
                                                                  66,206     December 31, 2004
                                                                --------
                                                                $100,274
                                                                ========
Government Securities.......................................    $  9,516     December 31, 2004
                                                                ========

7. PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities, other than short-term investments, for the six months ended June 30, 1997 (unaudited) were as follows:

                                                                            PURCHASES       SALES
                                                                            ----------    ----------
Equity Growth Portfolio...................   Common Stock                   $  425,737    $  435,135
Equity Income Portfolio...................   Common Stock                    2,935,111     4,282,266
Intermediate Term Bond Portfolio..........   U.S. Government Obligations    16,457,199    23,408,520
                                             Corporate Bonds                 6,921,180     3,916,810
Long Term Bond Portfolio..................   U.S. Government Obligations     4,884,453     4,169,375
                                             Corporate Bonds                11,861,560     9,174,514
Diversified Portfolio.....................   Common Stock                      342,382       585,371
Government Securities Portfolio...........   U.S. Government Obligations     3,817,140       942,018

                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:



                                    FOR THE SIX
                                    MONTHS ENDED                          FOR THE YEARS ENDED DECEMBER 31,
                                      JUNE 30,     ------------------------------------------------------------------------------
                                        1997          1996         1995         1994         1993          1992          1991
                                    ------------   ----------   ----------   ----------   -----------   -----------   -----------
                                    (UNAUDITED)
Net asset value, beginning of
  period...........................  $    30.37    $    25.11   $    20.59   $    20.70   $     19.68   $     20.25   $     15.38
                                     ----------    ----------   ----------   ----------   -----------   -----------   -----------
Income from investment operations
  Net investment income............        0.87          0.18         0.39         0.36          0.33          0.29          0.25
  Net gains (losses) on investments
    (both realized and
    unrealized)....................        4.63          5.08         5.90         0.09          1.59         (0.46)         5.08
                                     ----------    ----------   ----------   ----------   -----------   -----------   -----------
    Total from investment
      operations...................        5.50          5.26         6.29         0.45          1.92         (0.17)         5.33
Less distributions
  Dividends (from net investment
    income)........................       (0.96)         0.00        (0.39)       (0.36)        (0.33)        (0.29)        (0.25)
  Distributions (from realized
    capital gains).................       (1.86)         0.00        (1.34)       (0.20)        (0.57)        (0.04)        (0.17)
  Distributions (from additional
    paid-in capital)...............        0.00          0.00         0.00         0.00          0.00         (0.03)        (0.04)
  Distributions (in excess of
    realized capital gain).........        0.00          0.00        (0.04)        0.00          0.00         (0.04)         0.00
                                     ----------    ----------   ----------   ----------   -----------   -----------   -----------
    Total distributions............       (2.82)         0.00        (1.77)       (0.56)        (0.90)        (0.40)        (0.46)
Net asset value, end of period.....  $    33.05    $    30.37   $    25.11   $    20.59   $     20.70   $     19.68   $     20.25
                                     ==========    ==========   ==========   ==========   ===========   ===========   ===========
    Total return...................       43.83%+       20.95%       30.54%        2.15%         9.71%        (0.84%)       34.66%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period..........  $2,632,225    $2,154,669   $1,873,569   $1,556,536   $58,963,456   $39,979,012   $26,219,999
Average commission rate............  $   0.0377    $   0.0330          N/A          N/A           N/A           N/A           N/A
Ratio of net investment income to
  average net assets...............        0.31%         0.62%        1.54%        2.11%         1.79%         1.72%         2.09%
Ratio of expenses to average net
  assets...........................        0.49%         1.22%        1.28%        0.53%         0.50%         0.53%         0.59%
Portfolio turnover rate............       20.14%        44.17%       38.17%       55.09%        59.15%        39.93%        32.33%

                                              FOR THE YEARS ENDED DECEMBER 31,
                                     -------------------------------------------------
                                        1990         1989         1988         1987
                                     ----------   ----------   ----------   ----------

Net asset value, beginning of
  period...........................  $    15.90   $    12.78   $    11.81   $    12.07
                                     ----------   ----------   ----------   ----------
Income from investment operations
  Net investment income............        0.27         0.28         0.22         0.15
  Net gains (losses) on investments
    (both realized and
    unrealized)....................       (0.50)        3.66         1.20         0.93
                                     ----------   ----------   ----------   ----------
    Total from investment
      operations...................       (0.23)        3.94         1.42         1.08
Less distributions
  Dividends (from net investment
    income)........................       (0.29)       (0.27)       (0.21)       (0.42)
  Distributions (from realized
    capital gains).................        0.00        (0.55)       (0.24)       (0.92)
  Distributions (from additional
    paid-in capital)...............        0.00         0.00         0.00         0.00
  Distributions (in excess of
    realized capital gain).........        0.00         0.00         0.00         0.00
                                     ----------   ----------   ----------   ----------
    Total distributions............       (0.29)       (0.82)       (0.45)       (1.34)
Net asset value, end of period.....  $    15.38   $    15.90   $    12.78   $    11.81
                                     ==========   ==========   ==========   ==========
    Total return...................       (1.45%)      30.83%       12.02%        8.95%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period..........  $7,163,679   $5,672,894   $3,957,234   $2,934,478
Average commission rate............         N/A          N/A          N/A          N/A
Ratio of net investment income to
  average net assets...............        2.42%        2.00%        1.70%        1.04%
Ratio of expenses to average net
  assets...........................        0.77%        0.96%        1.04%        1.50%
Portfolio turnover rate............       31.21%       29.91%        9.51%       18.13%

---------------

+ Annualized

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:


                             FOR THE SIX
                             MONTHS ENDED                             FOR THE YEARS ENDED DECEMBER 31,
                               JUNE 30,     ------------------------------------------------------------------------------------
                                 1997          1996          1995          1994           1993           1992           1991
                             ------------   -----------   -----------   -----------   ------------   ------------   ------------
                             (UNAUDITED)
Net asset value, beginning
  of period................. $     23.44    $     19.61   $     15.53   $     16.43   $      15.56   $      14.64   $      12.70
                                --------       --------      --------      --------        -------       --------       --------
Income from investment
  operations
  Net investment income.....        0.63           0.64          0.69          0.64           0.52           0.59           0.64
  Net gains (losses) on
    investments (both
    realized and
    unrealized).............        3.81           3.23          4.45         (0.51)          1.68           0.92           1.94
    Total from investment
      operations............        4.44           3.87          5.14          0.13           2.20           1.51           2.58
                                --------       --------      --------      --------        -------       --------       --------
Less distributions
  Dividends (from net
    investment income)......       (1.00)         (0.04)        (0.65)        (0.64)         (0.52)         (0.59)         (0.64)
  Distributions (from
    realized capital
    gains)..................       (1.91)          0.00         (0.41)        (0.39)         (0.81)          0.00*          0.00*
                                --------       --------      --------      --------        -------       --------       --------
    Total distributions.....       (2.91)         (0.04)        (1.06)        (1.03)         (1.33)         (0.59)         (0.64)
Net asset value, end of
  period.................... $     24.97    $     23.44   $     19.61   $     15.53   $      16.43   $      15.56   $      14.64
                                ========       ========      ========      ========        =======       ========       ========
    Total return............       46.71%+        19.76%        33.12%         0.78%         14.14%         10.31%         20.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period... $20,690,701    $18,572,347   $18,091,035   $16,204,925   $151,330,311   $121,540,392   $118,114,947
Average commission rate..... $    0.0668    $    0.0593           N/A           N/A            N/A            N/A            N/A
Ratio of net investment
  income to average net
  assets....................        1.11%          2.79%         3.54%         3.53%          3.22%          3.68%          4.46%
Ratio of expenses to average
  net assets................        0.26%          0.55%         0.56%         0.48%          0.46%          0.46%          0.49%
Portfolio turnover rate.....       15.59%         29.37%        26.80%        32.48%         28.48%         35.62%         25.84%

                                        FOR THE YEARS ENDED DECEMBER 31,
                              --------------------------------------------------
                                 1990          1989         1988         1987
                              -----------   ----------   ----------   ----------
Net asset value, beginning
  of period.................  $     14.26   $    12.67   $    12.03   $    13.03
                                 --------     --------      -------     --------
Income from investment
  operations
  Net investment income.....         0.54         0.64         0.70         0.44
  Net gains (losses) on
    investments (both
    realized and
    unrealized).............        (1.50)        2.20         1.64         0.54
    Total from investment
      operations............        (0.96)        2.84         2.34         0.98
                                 --------     --------      -------     --------
Less distributions
  Dividends (from net
    investment income)......        (0.60)       (0.64)       (0.66)       (0.77)
  Distributions (from
    realized capital
    gains)..................         0.00        (0.61)       (1.04)       (1.21)
                                 --------     --------      -------     --------
    Total distributions.....        (0.60)       (1.25)       (1.70)       (1.98)
Net asset value, end of
  period....................  $     12.70   $    14.26   $    12.67   $    12.03
                                 ========     ========      =======     ========
    Total return............        (6.73%)      22.42%       19.45%        7.52%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period...  $99,878,151   $6,185,876   $5,054,514   $2,945,497
Average commission rate.....          N/A          N/A          N/A          N/A
Ratio of net investment
  income to average net
  assets....................         5.39%        4.66%        5.24%        3.02%
Ratio of expenses to average
  net assets................         0.52%        0.88%        0.91%        1.50%
Portfolio turnover rate.....         8.89%       19.55%       22.70%       13.73%

---------------

* Less than $.01 per share.
+ Annualized

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:



                             FOR THE SIX
                             MONTHS ENDED                           FOR THE YEARS ENDED DECEMBER 31,
                               JUNE 30,     ---------------------------------------------------------------------------------
                                 1997          1996          1995          1994          1993          1992          1991
                             ------------   -----------   -----------   -----------   -----------   -----------   -----------
                             (UNAUDITED)
Net asset value, beginning
  of period................  $     10.96    $     10.57   $      9.75   $     10.51   $     10.33   $     10.22   $      9.69
                                --------       --------      --------      --------       -------      --------      --------
Income from investment
  operations
  Net investment income....         0.32           0.62          0.63          0.60          0.47          0.59          0.77
  Net gains (losses) on
    investments (both
    realized and
    unrealized)............        (0.05)         (0.23)         0.82         (0.76)         0.34          0.11          0.71
    Total from investment
      operations...........         0.27           0.39          1.45         (0.16)         0.81          0.70          1.48
                                --------       --------      --------      --------       -------      --------      --------
Less distributions
  Dividends (from net
    investment income).....        (0.63)          0.00         (0.63)        (0.60)        (0.47)        (0.59)        (0.77)
  Distributions (from
    realized capital
    gains).................         0.00           0.00          0.00          0.00         (0.16)         0.00*         0.00
  Distributions (from
    additional paid-in
    capital)...............         0.00           0.00          0.00          0.00          0.00          0.00         (0.18)
                                --------       --------      --------      --------       -------      --------      --------
    Total distributions....        (0.63)          0.00         (0.63)        (0.60)        (0.63)        (0.59)        (0.95)
Net asset value, end of
  period...................  $     10.60    $     10.96   $     10.57   $      9.75   $     10.51   $     10.33   $     10.22
                                ========       ========      ========      ========       =======      ========      ========
    Total return...........         5.53%+         3.69%        14.82%        (1.52%)        7.84%         6.85%        15.27%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
  period...................  $41,001,004    $40,045,253   $37,519,833   $32,283,693   $31,326,168   $20,911,161   $22,005,519
Ratio of net investment
  income to average net
  assets...................         3.01%          5.88%         6.10%         5.66%         5.26%         6.24%         7.88%
Ratio of expenses to
  average net assets.......         0.23%          0.48%         0.49%         0.52%         0.52%         0.53%         0.51%
Portfolio turnover rate....        65.44%         33.59%        32.07%        25.41%        50.61%        62.27%        55.03%

                                        FOR THE YEARS ENDED DECEMBER 31,
                             -----------------------------------------------------
                                1990          1989          1988          1987
                             -----------   -----------   -----------   -----------
Net asset value, beginning
  of period................  $      9.85   $      9.63   $      9.93   $     12.15
                                --------      --------       -------      --------
Income from investment
  operations
  Net investment income....         0.84          0.90          0.86          0.89
  Net gains (losses) on
    investments (both
    realized and
    unrealized)............        (0.16)         0.22         (0.29)        (0.88)
    Total from investment
      operations...........         0.68          1.12          0.57          0.01
                                --------      --------       -------      --------
Less distributions
  Dividends (from net
    investment income).....        (0.84)        (0.90)        (0.87)        (1.59)
  Distributions (from
    realized capital
    gains).................         0.00          0.00          0.00         (0.64)
  Distributions (from
    additional paid-in
    capital)...............         0.00          0.00          0.00          0.00
                                --------      --------       -------      --------
    Total distributions....        (0.84)        (0.90)        (0.87)        (2.23)
Net asset value, end of
  period...................  $      9.69   $      9.85   $      9.63   $      9.93
                                ========      ========       =======      ========
    Total return...........         6.90%        11.63%         5.74%         0.08%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
  period...................  $20,260,361   $20,419,237   $23,192,883   $25,217,761
Ratio of net investment
  income to average net
  assets...................         8.52%         8.67%         8.43%         8.18%
Ratio of expenses to
  average net assets.......         0.54%         0.60%         0.55%         0.60%
Portfolio turnover rate....        20.06%        30.99%        24.77%        32.23%

---------------

* Less than $.01 per share.
+ Annualized

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                       FOR THE SIX
                                       MONTHS ENDED                       FOR THE YEARS ENDED DECEMBER 31,
                                         JUNE 30,      -----------------------------------------------------------------------
                                           1997           1996           1995           1994           1993           1992
                                       ------------    -----------    -----------    -----------    -----------    -----------
                                       (UNAUDITED)
Net asset value, beginning of
 period............................... $     12.84     $     12.88    $     10.47    $     12.05    $     11.19    $     11.03
                                       ------------    -----------    -----------    -----------    -----------    -----------
Income from investment operations
 Net investment income................        0.39            0.79           0.74           0.84           0.50           0.81
 Net gains (losses) on investments
   (both realized and unrealized).....       (0.14)          (0.83)          2.41          (1.58)          1.09           0.16
   Total from investment operations...        0.25           (0.04)          3.15          (0.74)          1.59           0.97
                                       ------------    -----------    -----------    -----------    -----------    -----------
Less distributions
 Dividends (from net investment
   income)............................       (0.79)           0.00          (0.74)         (0.84)         (0.50)         (0.74)
 Distributions (from realized capital
   gains).............................        0.00            0.00           0.00           0.00          (0.23)          0.00*
 Distributions (from additional
   paid-in capital)...................        0.00            0.00           0.00           0.00           0.00          (0.07)
                                       ------------    -----------    -----------    -----------    -----------    -----------
   Total distributions................       (0.79)           0.00          (0.74)         (0.84)         (0.73)         (0.81)
Net asset value, end of period........ $     12.30     $     12.84    $     12.88    $     10.47    $     12.05    $     11.19
                                       ==============  =============  =============  =============  =============  =============
   Total return.......................        4.69%+          (.31%)        30.04%         (6.14%)        14.21%          8.79%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period............. $64,129,584     $62,098,817    $62,017,889    $44,012,329    $63,044,619    $29,564,159
Ratio of net investment income to
 average net assets...................        3.29%           6.40%          6.58%          6.45%          5.69%          7.71%
Ratio of expenses to average net
 assets...............................        0.22%           0.46%          0.48%          0.49%          0.48%          0.51%
Portfolio turnover rate...............       22.33%          59.78%         79.45%        110.19%         45.93%          0.17%

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                        -----------------------------------------------------------------------
                                           1991           1990           1989           1988           1987
                                        -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of
 period...............................  $     10.47    $     10.70    $      9.97    $     10.28    $     12.87
                                        -----------    -----------    -----------    -----------    -----------
Income from investment operations
 Net investment income................         0.72           0.90           0.96           0.96           0.92
 Net gains (losses) on investments
   (both realized and unrealized).....         1.12          (0.23)          0.73          (0.10)         (1.11)
   Total from investment operations...         1.84           0.67           1.69           0.86          (0.19)
                                        -----------    -----------    -----------    -----------    -----------
Less distributions
 Dividends (from net investment
   income)............................        (0.72)         (0.90)         (0.96)         (1.17)         (1.58)
 Distributions (from realized capital
   gains).............................        (0.37)          0.00           0.00           0.00          (0.82)
 Distributions (from additional
   paid-in capital)...................        (0.19)          0.00           0.00           0.00           0.00
                                        -----------    -----------    -----------    -----------    -----------
   Total distributions................        (1.28)         (0.90)         (0.96)         (1.17)         (2.40)
Net asset value, end of period........  $     11.03    $     10.47    $     10.70    $      9.97    $     10.28
                                        =============  =============  =============  =============  =============
   Total return.......................        17.57%          6.26%         16.95%          8.37%         (1.48%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period.............  $23,207,734    $20,532,817    $20,770,552    $23,840,760    $26,798,016
Ratio of net investment income to
 average net assets...................         8.12%          8.72%          8.54%          9.04%          8.44%
Ratio of expenses to average net
 assets...............................         0.51%          0.53%          0.64%          0.54%          0.60%
Portfolio turnover rate...............        63.68%         27.49%         36.00%         42.79%        128.24%

---------------

* Less than $.01 per share.
+ Annualized

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                  FOR THE SIX
                                  MONTHS ENDED                      FOR THE YEARS ENDED DECEMBER 31,
                                    JUNE 30,      --------------------------------------------------------------------
                                      1997           1996          1995          1994          1993           1992
                                  ------------    ----------    ----------    ----------    -----------    -----------
                                  (UNAUDITED)
Net asset value, beginning of
 period..........................  $    17.99     $    15.72    $    13.14    $    13.47    $     12.64    $     13.13
                                  ------------    ----------    ----------    ----------    -----------    -----------
Income from investment operations
 Net investment income...........        0.19           0.36          0.43          0.38           0.37           0.42
 Net gains (losses) on
   investments (both realized and
   unrealized)...................        2.38           1.91          3.03         (0.24)          1.01          (0.29)
                                  ------------    ----------    ----------    ----------    -----------    -----------
   Total from investment
     operations..................        2.57           2.27          3.46          0.14           1.38           0.13
                                  ------------    ----------    ----------    ----------    -----------    -----------
Less distributions
 Dividends (from net investment
   income).......................       (0.39)          0.00         (0.43)        (0.38)         (0.37)         (0.42)
 Distributions (from realized
   capital gains)................       (1.13)          0.00         (0.43)        (0.09)         (0.18)         (0.20)
 Distributions (in excess of
   realized capital gain)........        0.00           0.00         (0.02)         0.00           0.00*          0.00*
                                  ------------    ----------    ----------    ----------    -----------    -----------
   Total distributions...........       (1.52)          0.00         (0.88)        (0.47)         (0.55)         (0.62)
                                  ------------    ----------    ----------    ----------    -----------    -----------
Net asset value, end of period...  $    19.04     $    17.99    $    15.72    $    13.14    $     13.47    $     12.64
                                  ==============  ============  ============  ============  =============  =============
     Total return................       33.69%+        14.44%        26.32%         1.03%         10.92%          0.99%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period........  $3,479,212     $3,380,587    $3,272,075    $2,860,700    $34,076,498    $22,704,133
Average commission rate..........  $   0.0443         0.0412           N/A           N/A            N/A            N/A
Ratio of net investment income to
 average net assets..............        0.86%          2.02%         2.68%         3.19%          3.13%          3.68%
Ratio of expenses to average net
 assets .........................        0.40%          0.91%         0.95%         0.57%          0.53%          0.57%
Portfolio turnover rate..........       11.45%         24.43%        27.69%        51.38%         28.98%         26.44%

                                                      FOR THE YEARS ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------
                                      1991           1990           1989           1988           1987
                                   -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of
 period..........................  $     11.75    $     12.27    $     11.26    $     11.00    $     12.18
                                   -----------    -----------    -----------    -----------    -----------
Income from investment operations
 Net investment income...........         0.53           0.70           0.75           0.71           0.69
 Net gains (losses) on
   investments (both realized and
   unrealized)...................         1.86          (0.40)          1.74           0.36          (0.21)
                                   -----------    -----------    -----------    -----------    -----------
   Total from investment
     operations..................         2.39           0.30           2.49           1.07           0.48
                                   -----------    -----------    -----------    -----------    -----------
Less distributions
 Dividends (from net investment
   income).......................        (0.53)         (0.71)         (0.75)         (0.70)         (1.33)
 Distributions (from realized
   capital gains)................        (0.48)         (0.11)         (0.33)         (0.73)         (0.11)
 Distributions (in excess of
   realized capital gain)........         0.00           0.00           0.00           0.00           0.00
                                   -----------    -----------    -----------    -----------    -----------
   Total distributions...........        (1.01)         (0.82)         (1.48)         (0.81)         (1.66)
                                   -----------    -----------    -----------    -----------    -----------
Net asset value, end of period...  $     13.13    $     11.75    $     12.27    $     11.26    $     11.00
                                   =============  =============  =============  =============  =============
     Total return................        20.34%          2.44%         22.11%          9.73%          3.94%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period........  $16,829,653    $10,373,263    $12,319,454    $16,050,117    $13,039,577
Average commission rate..........          N/A            N/A            N/A            N/A            N/A
Ratio of net investment income to
 average net assets..............         4.72%          6.04%          5.86%          6.10%          5.35%
Ratio of expenses to average net
 assets .........................         0.60%          0.63%          0.67%          0.62%          0.75%
Portfolio turnover rate..........        22.03%         11.49%          8.06%          4.46%         12.31%

---------------

* Less than $.01 per share.
+ Annualized

                             MONY SERIES FUND, INC.

                        GOVERNMENT SECURITIES PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                     FOR THE SIX
                                                     MONTHS ENDED                FOR THE YEARS ENDED DECEMBER 31,
                                                       JUNE 30,      ---------------------------------------------------------
                                                         1997           1996           1995          1994             1993
                                                     ------------    -----------    ----------    ----------       -----------
                                                     (UNAUDITED)
Net asset value, beginning of period..............   $     10.58     $     10.21    $     9.51    $     9.72       $      9.66
                                                     ------------    -----------    ----------    ----------       -----------
Income from investment operations
  Net investment income...........................          0.24            0.45          0.34          0.05              0.52
  Net gains (losses) on investments (both realized
    and unrealized)...............................          0.06           (0.08)         0.70         (0.21)             0.27
                                                     ------------    -----------    ----------    ----------       -----------
    Total from investment operations..............          0.30            0.37          1.04         (0.16)             0.79
Less distributions
  Dividends (from net investment income)..........         (0.42)           0.00         (0.34)        (0.05)            (0.52)
  Distributions (from realized capital gains).....          0.00            0.00         (0.00)*        0.00             (0.21)
  Distributions (in excess of realized capital
    gains)........................................          0.00            0.00         (0.00)         0.00              0.00*
                                                     ------------    -----------    ----------    ----------       -----------
    Total distributions...........................         (0.42)           0.00         (0.34)        (0.05)            (0.73)
Net asset value, end of period....................   $     10.46     $     10.58    $    10.21    $     9.51       $      9.72
                                                     ============    ============   ==========    ==========       ============
    Total return..................................          6.00%+          3.62%        10.89%        (2.68%)+++         8.18%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period.........................   $19,910,827     $16,383,300    $8,555,893    $1,204,231       $20,036,097
Ratio of net investment income to average net
  assets..........................................          2.80%           5.59%         6.10%         5.43%+++          5.06%
Ratio of expenses to average net assets...........          0.24%           0.55%         0.74%         0.57%+++          0.53%
Portfolio turnover rate...........................          5.76%          12.52%         0.28%         7.82%            41.01%

                                                                   FOR THE PERIOD
                                                   FOR THE YEARS   MAY 1, 1991**
                                                       ENDED          THROUGH
                                                    DECEMBER 31,    DECEMBER 31,
                                                       1992             1991
                                                    -----------    --------------
Net asset value, beginning of period..............  $     10.70     $      10.00
                                                    -----------    --------------
Income from investment operations
  Net investment income...........................         1.00             0.27
  Net gains (losses) on investments (both realized
    and unrealized)...............................        (0.25)            0.70
                                                    -----------    --------------
    Total from investment operations..............         0.75             0.97
Less distributions
  Dividends (from net investment income)..........        (1.00)           (0.27)
  Distributions (from realized capital gains).....        (0.79)            0.00
  Distributions (in excess of realized capital
    gains)........................................         0.00             0.00
                                                    -----------    --------------
    Total distributions...........................        (1.79)           (0.27)
Net asset value, end of period....................  $      9.66     $      10.70
                                                    ============   ==============
    Total return..................................         7.01%            9.70%++
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period.........................  $19,096,791     $ 42,235,195
Ratio of net investment income to average net
  assets..........................................         6.25%            5.75%+
Ratio of expenses to average net assets...........         0.50%             .43%+
Portfolio turnover rate...........................        28.28%          151.81%

---------------
  * Less than $.01 per share.
 ** Commencement of operations.
  + Annualized
 ++ Average Annual
+++ Annualized since Portfolio was dormant from June 24, 1994 to November 18, 1994.

                             MONY SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                       FOR THE SIX
                                       MONTHS ENDED                        FOR THE YEARS ENDED DECEMBER 31,
                                         JUNE 30,      -------------------------------------------------------------------------
                                           1997            1996            1995           1994           1993           1992
                                       ------------    ------------    ------------    -----------    -----------    -----------
                                       (UNAUDITED)
Net asset value, beginning of
 period............................... $      1.00     $       1.00    $       1.00    $      1.00    $      1.00    $      1.00
                                       ------------    ------------    ------------    -----------    -----------    -----------
Income from investment operations
 Net investment income................        0.03             0.05            0.05           0.04           0.03           0.03
Less distributions
 Dividends (from net investment
   income)............................       (0.03)           (0.05)          (0.05)         (0.04)         (0.03)         (0.03)
                                       ------------    ------------    ------------    -----------    -----------    -----------
Net asset value, end of period........ $      1.00     $       1.00    $       1.00    $      1.00    $      1.00    $      1.00
                                       ==============  ==============  ==============  =============  =============  =============
 Total return.........................        5.16%+           5.00%           5.50%          3.82%          2.75%          3.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period............. $155,518,412    $144,932,159    $110,366,978    $83,352,731    $65,474,860    $50,892,593
Ratio of net investment income to
 average net assets...................        2.61%            4.95%           5.30%          3.77%          2.62%          3.17%
Ratio of expenses to average net
 assets...............................        0.22%            0.45%           0.46%          0.49%          0.46%          0.48%

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                        ---------------------------------------------------------------------
                                           1991           1990           1989           1988          1987
                                        -----------    -----------    -----------    ----------    ----------
Net asset value, beginning of
 period...............................  $      1.00    $      1.00    $      1.00    $     1.00    $     1.00
                                        -----------    -----------    -----------    ----------    ----------
Income from investment operations
 Net investment income................         0.06           0.07           0.08          0.07          0.05
Less distributions
 Dividends (from net investment
   income)............................        (0.06)         (0.07)         (0.08)        (0.07)        (0.05)
                                        -----------    -----------    -----------    ----------    ----------
Net asset value, end of period........  $      1.00    $      1.00    $      1.00    $     1.00    $     1.00
                                        =============  =============  =============  ===========   ===========
 Total return.........................         5.60%          7.22%          8.20%         6.56%         5.34%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period.............  $34,642,974    $26,924,389    $10,817,523    $4,552,241    $2,883,644
Ratio of net investment income to
 average net assets...................         5.80%          7.63%          8.06%         6.77%         5.36%
Ratio of expenses to average net
 assets...............................         0.54%          0.54%          0.92%         1.08%         1.50%

---------------

+ Annualized

                             MONY SERIES FUND, INC.
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019

DIRECTORS AND PRINCIPAL OFFICERS
Kenneth M. Levine                             Chairman, President and Director
Joel Davis                                    Director
Michael J. Drabb                              Director
Alan J. Hartnick                              Director
Floyd L. Smith                                Director
Edward E. Hill                                Vice President-Compliance
David V. Weigal                               Treasurer
John P. Keller                                Controller
Frederick C. Tedeschi                         Secretary

INVESTMENT ADVISER
MONY Life Insurance Co. of America
1740 Broadway
New York, New York 10019

PRINCIPAL UNDERWRITER AND DISTRIBUTOR
MONY Securities Corp.
1740 Broadway
New York, New York 10019

CUSTODIAN
Chase Manhattan Bank
4 New York Plaza
New York, New York 10004

TRANSFER AGENT
The Mutual Life Insurance Co. of New York
1740 Broadway
New York, New York 10019

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, New York 10019

                         ENTERPRISE ACCUMULATION TRUST

                                EQUITY PORTFOLIO

OPCAP ADVISORS
NEW YORK, NEW YORK

     For the first six months of 1997, the Portfolio provided a total return of 14.35%, trailing the 20.61% return of the S&P 500, an unmanaged index of 500 of the largest corporations weighted by market capitalization. For the 12 months ended June 30, 1997, the Portfolio provided a total return of 28.39%, trailing the 34.70% return of the S&P 500. For the five years ended June 30, 1997, the Portfolio's average annual total return was 20.34%, ahead of the 19.78% annual return of the S&P 500 for the period. Since inception on August 1, 1988 through June 30, 1997, the Portfolio has generated an average annual total return of 17.46%, trailing the 17.56% annual return of the S&P 500.

     The Equity Portfolio owns a diverse group of large capitalization and mid capitalization stocks. Many of the companies owned by the Portfolio are in seemingly mundane businesses, yet their leadership positions permit them to earn high and improving returns on capital. Caterpillar, Inc. (earth moving equipment and diesel engines) is a low cost, high quality producer worldwide and its service network represents a formidable barrier to entry by competitors. LucasVarity PLC (auto components and small diesel engines) has strong worldwide market positions and significant cost cutting and marketing opportunities as a result of the recent combination of two predecessor companies. Dover Corporation (diversified industrial products) enjoys a return on invested capital of nearly 30% in its eclectic portfolio of companies with leading market shares in niche businesses. In each of these companies, management has focused on maximizing cash flow returns on capital and using that cash flow to create wealth for shareholders, such as by investing in high return business opportunities or repurchasing shares.

     The Portfolio maintained a relatively defensive investment posture throughout 1997. Investments were allocated 81% to common stocks and 19% to cash and cash equivalents at June 30, 1997. The Portfolio's above average cash position is a buffer against market volatility and, more importantly, provides a resource to purchase quality stocks as they become available at attractive prices. At the end of June, the Portfolio's five largest equity positions were EXEL Ltd., ACE Ltd., Caterpillar Inc., Tenet Healthcare Corporation and Lockheed Martin Corporation. Major industry positions were in insurance, machinery, aerospace, banking and transportation.

     The Portfolio continues to invest in businesses that are worth inherently more, in our judgment, than their asking prices. We hope to preserve the Portfolio's capital in all market conditions, including market corrections, because we have maintained our value price discipline and because the businesses in which the Portfolio invests tend to generate excess cash, which becomes more valuable in difficult markets.

     Even when a business that meets our criteria is identified, including high sustainable returns on capital, we are very conscious about not paying too much for the company's stock. Buying stocks at reasonable valuations is very important, since the price paid should be low enough to offer both significant opportunity for investment profit and meaningful protection against a severe price decline. This focus on value and long term perspective is a tremendous advantage in a stock market which is driven by transitory considerations.

     In general, we find the stock market to be fully valued at this time. However, we are not market timers and do not have an opinion as to whether the market will be higher or lower a month from now than it is today. We buy individual stocks, not the market. Using above average cash reserves, we will be opportunistic in buying stocks we like when we can get them at favorable prices.

     The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997

                                   NUMBER OF SHARES OR
     COMMON STOCKS -- 80.27%        PRINCIPAL AMOUNT            VALUE
     ----------------------------------------------------------------
AEROSPACE -- 5.75%
  AlliedSignal Inc.                         45,920          $      3,857,280
  Lockheed Martin Corporation              124,000                12,841,750
  McDonnell Douglas Corporation            110,506                 7,569,661
                                                                 -----------
                                                                  24,268,691
AUTOMOTIVE -- 2.52%
  LucasVarity PLC (ADR)                    307,000                10,629,875
BANKING -- 5.55%
  Citicorp                                  90,544                10,916,211
  Wells Fargo & Company                     46,362                12,494,559
                                                                 -----------
                                                                  23,410,770
CABLE -- 1.37%
  Tele-Communications Inc.*                390,000                 5,801,250
CHEMICALS -- 2.95%
  Du Pont (E. I.) de Nemours &
    Company                                120,000                 7,545,000
  Hercules Inc.                            102,202                 4,892,921
                                                                 -----------
                                                                  12,437,921
CONGLOMERATES -- 3.30%
  General Electric Company                  91,088                 5,954,878
  Textron Inc.                             120,000                 7,965,000
                                                                 -----------
                                                                  13,919,878
CONSUMER PRODUCTS -- 2.22%
  Avon Products Inc.                        72,756                 5,133,845
  Mattel Inc.                              124,875                 4,230,141
                                                                 -----------
                                                                   9,363,986
DRUGS & MEDICAL PRODUCTS -- 3.42%
  Becton, Dickinson & Company              186,158                 9,424,249
  Warner-Lambert Company                    40,252                 5,001,311
                                                                 -----------
                                                                  14,425,560
ELECTRONICS -- 1.59%
  Adaptec Inc.                              85,000                 2,953,750
  Arrow Electronics Inc.*                   70,462                 3,743,294
                                                                 -----------
                                                                   6,697,044
ENERGY -- 1.04%
  Triton Energy Ltd.*                       96,004                 4,398,183
HEALTH CARE -- 3.23%
  Tenet Healthcare Corporation*            460,700                13,619,444
INSURANCE -- 22.96%
  ACE Ltd.                                 276,000                20,389,500
  AFLAC Inc.                               185,128                 8,747,298
  American International Group
    Inc.                                    25,612                 3,825,792
  Everest Reinsurance Holdings             175,000                 6,934,375
  EXEL Ltd.                                391,348                20,643,607
  General Re Corporation                    67,000                12,194,000
  Mid Ocean Ltd.                           170,000                 8,914,375
  Progressive Corporation (Ohio)            76,421                 6,648,627
  Renaissance Holdings Ltd.                225,000                 8,578,125
                                                                 -----------
                                                                  96,875,699
MACHINERY -- 6.29%
  Caterpillar Inc.                         153,000                16,428,375
  Dover Corporation                         65,000                 3,997,500
  Tenneco Inc.                             135,000                 6,100,312
                                                                 -----------
                                                                  26,526,187
MISC. FINANCIAL SERVICES -- 4.81%
  Countrywide Credit Industries
    Inc.                                   316,088                 9,857,995
  Federal Home Loan Mortgage
    Corporation                            304,180                10,456,187
                                                                 -----------
                                                                  20,314,182

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT            VALUE
                                   -------------------   -------------------
PAPER & FOREST PRODUCTS -- 0.39%
  Champion International
    Corporation                             30,000          $      1,657,500
PRINTING & PUBLISHING -- 1.74%
  Donnelley R R & Sons Company             200,000                 7,325,000
RESTAURANTS -- 2.04%
  McDonalds Corporation                    178,000                 8,599,625
RETAIL -- 2.18%
  May Department Stores Company            194,712                 9,200,142
TELECOMMUNICATIONS -- 1.63%
  Sprint Corporation                       131,000                 6,893,875
TRANSPORTATION -- 5.15%
  AMR Corporation*                          69,000                 6,382,500
  Canadian Pacific Limited                 235,000                 6,682,813
  Carnival Corporation                     210,000                 8,662,500
                                                                 -----------
                                                                  21,727,813
UTILITIES -- 0.14%
  El Paso Natural Gas Company               11,160                   613,800
                                                                 -----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $224,688,204)                                   338,706,425
----------------------------------------------------------------------------
COMMERCIAL PAPER -- 14.17%
----------------------------------------------------------------------------
  American Express Credit
    Corporation, 5.53% due
    07/23/97                            10,000,000                 9,966,206
  Ford Motor Credit Company 5.52%
    due 07/16/97                        10,000,000                 9,977,000
  Deere (John) Capital Corporation
    5.53% due 07/16/97                  15,000,000                14,965,437
  Household Finance Corporation
    5.51% due 07/14/97                  10,000,000                 9,980,103
  IBM Credit Corporation 5.54% due
    08/07/97                            15,000,000                14,914,591
                                                                 -----------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $59,803,337)                                     59,803,337
----------------------------------------------------------------------------
SHORT TERM GOVERNMENT SECURITIES -- 2.13%
----------------------------------------------------------------------------
  Federal National Mortgage
    Association Discount Notes
    5.42% due 07/02/97                   9,000,000                 8,998,645
                                                                 -----------
TOTAL SHORT TERM GOVERNMENT SECURITIES
(IDENTIFIED COST $8,998,645)                                       8,998,645
----------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.93%
----------------------------------------------------------------------------
  State Street Bank & Trust Repurchase
    Agreement, 5.00% due 07/01/97
    Collateral: U.S. Treasury Note
    $12,680,000, 4.75% due
    10/31/98 Value $12,587,652          12,340,000                12,340,000
                                                                 -----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $12,340,000)                                     12,340,000
TOTAL INVESTMENTS
----------------------------------------------------------------------------
(IDENTIFIED COST $305,830,186)                              $    419,848,407
OTHER ASSETS LESS LIABILITIES -- 0.50%                             2,108,219
                                                                 -----------
NET ASSETS 100%                                             $    421,956,626
============================================================================


(*) Non-income producing security

(ADR) American Depository Receipts

                See accompanying notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                              SMALL CAP PORTFOLIO

GAMCO INVESTORS, INC.
RYE, NEW YORK

     For the six months ended June 30, 1997, the Small Cap Portfolio had a total return of 23.10%, ahead of the total return of 10.21% of the Russell 2000 Index. This is an unmanaged index composed of small stocks traded on the NASDAQ, the New York and American Stock Exchanges. The Portfolio return for the 12 months ended June 30, 1997, was 24.62%, which exceeded the 16.33% return of the Russell 2000 Index. For the five years ended June 30, 1997, the Portfolio's average annual total return was 15.74% versus the 17.88% return of the Russell 2000 Index. Since inception on August 1, 1988 through June 30, 1997, the Small Cap Portfolio had an average annual total return of 15.44% compared with 13.51% for the Russell 2000 Index.

     In the first half of 1997, the sun, moon and stars all came into alignment in the form of modest economic growth, low inflation and strong corporate earnings. The Federal Reserve and corporate managements have reduced economic volatility while establishing more modest but sustainable economic growth. The billions of new consumers in the global marketplace have added extra secular growth to the economy, perhaps diluting the cyclical effects of prior economic policy. Inflation is not dead, but it is certainly subdued.

     Among the best performers in the Portfolio during the first six months of 1997 was Cablevision Systems Corporation, up 76%. News Corporation's Fox unit purchased 40% of Cablevision's Rainbow cable network and programming unit. Cable stocks received another positive jolt when Microsoft's Bill Gates, recognizing that cable lines were likely to continue to be the speediest data transmission highway into the home, invested $1 billion in Comcast Corporation.

     Another significant Portfolio gainer was International Family Entertainment, Inc. (IFE), up 53%. News Corp. offered $35 per share for IFE. Deals affecting Portfolio holdings, however, were not confined to the media and entertainment industry. ITT Industries bought Goulds Pumps for $37 per share and the bidding contest for Dynamics Corp. escalated to a $58 per share completed offer for 50% by CTS Corporation.

     Stock investors are reaping the benefits of the almost decade long cost cutting efforts of corporate America. Management has restructured and technology has contributed to enormous productivity gains. While the economy has chugged along at a modest 3% to 4% growth rate for the past three years, corporate earnings have grown double digits. One of the consequences of a slowing economy may be corporate earnings growth below expectations. We are likely to see disappointments and expect that investors will not be kind to companies announcing earnings shortfalls.

     The economy may turn out to be very good in 1997. The reservoir of growth opportunities in Europe, Japan and Latin America may help United States exports. On balance, modest growth over the next twelve months appears reasonable. Inflation concerns center around labor, commodities and energy, since the United States produces less and consumes more.

     The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997

                                   NUMBER OF SHARES OR
COMMON STOCKS -- 91.36%             PRINCIPAL AMOUNT            VALUE
---------------------------------------------------------------------
ADVERTISING -- 1.11%
  Ackerley Inc.                            155,000          $      1,743,750
  Katz Media Group Inc.*                   170,000                 1,115,625
                                                            ----------------
                                                                   2,859,375
AEROSPACE -- 9.12%
  Aeroquip Vickers, Inc.                    25,000                 1,181,250
  Coltec Industries Inc.*                  220,000                 4,290,000
  Curtiss Wright Corporation                31,500                 1,834,875
  Gencorp Inc.                             275,000                 6,359,375
  Moog Inc.*                                20,000                   630,000
  Sequa Corporation (Class B)               22,000                 1,369,500
  Sequa Corporation (Class A)               65,000                 3,664,375
  SPS Technologies Inc.                     60,000                 4,245,000
                                                            ----------------
                                                                  23,574,375
APPAREL & TEXTILES -- 0.51%
  Fieldcrest Cannon Inc.                    20,000                   380,000
  Hartmarx Corporation                     115,000                   948,750
                                                            ----------------
                                                                   1,328,750
AUTOMOTIVE -- 6.73%
  Clarcor Inc.                             125,000                 3,093,750
  Echlin Inc.                               57,000                 2,052,000
  Federal Mogul Corporation                 50,000                 1,750,000
  Modine Manufacturing Company               4,000                   119,000
  Navistar International
    Corporation Inc.*                      120,000                 2,070,000
  Scheib Earl Inc.                         120,000                   727,500
  Standard Motor Products Inc.             160,000                 2,200,000
  Wynns International Inc.                 190,000                 5,391,250
                                                            ----------------
                                                                  17,403,500
BROADCASTING -- 16.36%
  BET Holdings Inc.*                        72,000                 2,358,000
  Chris Craft Industries Inc.              138,900                 6,701,925
  Echostar Communications
    Corporation                             27,000                   421,875
  Gaylord Entertainment Company            200,000                 4,612,500
  Gray Communications Systems Inc.          35,000                   785,312
  Gray Communications Systems Inc.
    (Class B)                               69,000                 1,440,375
  HSN Inc.                                 215,000                 6,718,750
  International Family
    Entertainment Inc.                     310,000                10,656,250
  Lin Television Corporation*               25,000                 1,103,125
  Paxson Communications
    Corporation                            100,000                 1,275,000
  United International Holdings
    Inc.*                                   50,000                   518,750
  United Television Inc.                    57,500                 5,692,500
                                                            ----------------
                                                                  42,284,362
CABLE -- 5.53%
  AFC Cable Systems Inc.*                   10,000                   270,000
  Cablevision Systems Corporation*         137,000                 7,398,000
  Century Communications
    Corporation                             38,000                   204,250
  Rogers Communications Inc                 20,000                   123,750
  Tele-Communications Inc.*                265,000                 6,293,750
                                                            ----------------
                                                                  14,289,750
CHEMICALS -- 1.55%
  Church & Dwight Inc.                     102,000                 2,728,500
  Lawter International Inc.                100,000                 1,262,500
                                                            ----------------
                                                                   3,991,000
CONSUMER DURABLES -- 0.74%
  Envirosource Inc.*                       245,000                   490,000
  Noel Group                                22,000                    93,500
  Oneida Ltd.                               50,000                 1,334,375
                                                            ----------------
                                                                   1,917,875

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT            VALUE
                                   -------------------   -------------------
CONSUMER SERVICES -- 2.68%
  Berlitz International Inc.*               35,000          $        872,813
  Rollins Inc.                             205,000                 4,125,625
  Wackenhut Corporation                     80,000                 1,920,000
                                                            ----------------
                                                                   6,918,438
CONTAINERS/PACKAGING -- 0.04%
  Kerr Group Inc.                           25,000                    96,875
ELECTRICAL EQUIPMENT -- 2.88%
  Ametek Inc.                               85,000                 1,997,500
  Corecom Inc.                              85,000                 1,466,250
  Imo Industries Inc.                      100,000                   587,500
  Thomas Industries Inc.                   118,000                 3,392,500
                                                            ----------------
                                                                   7,443,750
ELECTRONICS -- 1.21%
  CTS Corporation                           45,500                 3,136,656
ENERGY -- 0.24%
  Kaneb Services Inc.*                     170,000                   626,875
ENTERTAINMENT & LEISURE -- 4.89%
  Aztar Corporation*                       295,000                 2,083,438
  Churchill Downs Inc.                      14,500                   580,000
  GC Companies Inc.                         80,000                 3,660,000
  Jackpot Enterprises Inc.                 196,000                 2,229,500
  Spectravision Inc. (Class B)*(a)         274,617                        --
  Spelling Entertainment Group
    Inc.                                   260,000                 1,787,500
  Ticketmaster Group Inc.                  137,500                 2,285,937
                                                            ----------------
                                                                  12,626,375
FINANCE -- 1.07%
  Pioneer Group Inc.                       120,000                 2,760,000
FOOD & BEVERAGES & TOBACCO -- 5.68%
  Celestial Seasonings Inc.*                92,000                 2,300,000
  Chock Full O Nuts Corporation            150,000                 1,096,875
  Culbro Corporation*                       48,500                 6,750,594
  Eskimo Pie Corporation                    50,000                   606,250
  Tootsie Roll Industries Inc.              45,320                 2,016,740
  Whitman Corporation                       75,000                 1,898,437
                                                            ----------------
                                                                  14,668,896
FOREST PRODUCTS -- 0.05%
  Griffin Land & Nurseries Inc.             10,000                   140,000
HOTELS & RESTAURANTS -- 0.94%
  Trump Hotels & Casino Resorts
    Inc.                                   225,000                 2,418,750
INSURANCE -- 1.18%
  Danielson Holding Company                 25,000                   196,875
  Liberty Corporation                       70,000                 2,852,500
                                                            ----------------
                                                                   3,049,375
MACHINERY -- 2.80%
  Ampco Pittsburgh Corporation              50,000                   734,375
  Baldwin Technology Company Inc.*         100,000                   300,000
  Daniel Industries Inc.                    15,000                   231,563
  Franklin Electric Inc.                    20,000                   995,000
  Idex Corporation                          35,000                 1,155,000
  Katy Industries Inc.                     150,000                 2,231,250
  Kollmorgen Corporation                   100,000                 1,581,250
                                                            ----------------
                                                                   7,228,438
MANUFACTURING -- 2.12%
  Crane Company                             72,000                 3,010,500
  Mark IV Industries Inc.                   30,000                   720,000
  Oil Dri Corporation of America            90,000                 1,445,625
  Tyler Corporation*                       150,000                   309,375
                                                            ----------------
                                                                   5,485,500

                         ENTERPRISE ACCUMULATION TRUST
                       SMALL CAP PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT            VALUE
                                   -------------------   -------------------
METALS & MINING -- 1.48%
  Calmat Company                            55,000          $      1,182,500
  Handy & Harman                           110,000                 1,911,250
  Nortek Inc.                               30,000                   723,750
                                                            ----------------
                                                                   3,817,500
MISC. FINANCIAL SERVICES -- 1.42%
  Data Broadcasting Corporation            100,000                   475,000
  Midland Company                           64,000                 3,200,000
                                                            ----------------
                                                                   3,675,000
PAPER PRODUCTS -- 0.65%
  Greif Brothers Corporation                35,000                   945,000
  Nashua Corporation                        68,500                   744,938
                                                            ----------------
                                                                   1,689,938
PHARMACEUTICALS -- 2.81%
  Carter Wallace Inc.                      225,000                 4,021,875
  Ivax Corporation                         290,000                 3,244,375
                                                            ----------------
                                                                   7,266,250
PRINTING & PUBLISHING -- 3.83%
  Lee Enterprises Inc.                      80,000                 2,110,000
  Media General Inc.                       100,000                 4,000,000
  Meredith Corporation                      50,000                 1,450,000
  Nelson Thomas Inc.                        25,000                   346,875
  Price Communications Corporation          75,000                   656,250
  Pulitzer Publishing Company               25,000                 1,325,000
                                                            ----------------
                                                                   9,888,125
REAL ESTATE -- 1.79%
  Catellus Development
    Corporation*                           170,000                 3,081,250
  Santa Anita Realty Enterprises
    Inc.                                    50,000                 1,553,125
                                                            ----------------
                                                                   4,634,375
RETAIL -- 4.69%
  Brunos Inc.*                              75,000                   862,500
  Burlington Coat Factory
    Warehouse Corporation                   70,000                 1,365,000
  General Host Corporation                  80,000                   275,000
  Giant Foods Inc.                         118,000                 3,849,750
  Lillian Vernon Corporation                41,000                   691,875
  Neiman Marcus Group Inc.                 160,000                 4,200,000
  Phar Mor Inc.*                            65,000                   414,375
  Ragan Brad Inc.                           19,400                   458,325
                                                            ----------------
                                                                  12,116,825
SECURITY & INVESTIGATION SERVICES -- 0.58%
  Pittway Corporation                       30,000                 1,492,500
TELECOMMUNICATIONS -- 4.67%
  Aerial Communications Inc.               130,000                 1,105,000
  Associated Group Inc.*                    35,000                 1,400,000
  C Tec Corporation*                        70,000                 2,406,250
  Centennial Cellular Corporation*         170,000                 2,698,750
  Comsat Corporation                       100,000                 2,381,250
  Telephone & Data Systems Inc.             55,000                 2,086,562
                                                            ----------------
                                                                  12,077,812


                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT            VALUE
                                   -------------------   -------------------
TRANSPORTATION -- 2.01%
  GATX Corporation                          90,000          $      5,197,500
                                                            ----------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $201,440,346)                                   236,104,740
----------------------------------------------------------------------------
U.S. TREASURY BILLS -- 9.67%
----------------------------------------------------------------------------
  U.S. Treasury Bill
    4.40% due 07/10/97                 $ 2,010,000                 2,007,789
  U.S. Treasury Bill
    4.50% due 07/03/97                     700,000                   699,825
  U.S. Treasury Bill
    4.53% due 07/17/97                   1,000,000                   997,987
  U.S. Treasury Bill
    4.63% due 07/03/97                   5,280,000                 5,278,642
  U.S. Treasury Bill
    4.66% due 07/10/97                   4,370,000                 4,364,909
  U.S. Treasury Bill
    4.70% due 07/24/97                   2,000,000                 1,993,994
  U.S. Treasury Bill
    4.72% due 07/17/97                   1,000,000                   997,902
  U.S. Treasury Bill
    4.74% due 07/31/97                   1,818,000                 1,810,819
  U.S. Treasury Bill
    4.78% due 07/24/97                   1,500,000                 1,495,419
  U.S. Treasury Bill
    4.83% due 07/24/97                   3,000,000                 2,990,743
  U.S. Treasury Bill
    4.90% due 07/24/97                   1,973,000                 1,965,922
  U.S. Treasury Bill
    4.98% due 08/07/97                     402,000                   399,942
                                                            ----------------
TOTAL U.S. TREASURY BILLS
(IDENTIFIED COST $25,003,893)                                     25,003,893
----------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.50%
----------------------------------------------------------------------------
  State Street Bank & Trust Repurchase
    Agreement, 4.00% due 07/01/97
    Collateral: U.S. Treasury Note
    $1,245,000, 7.125%, due
    02/15/23 Value $1,321,072            1,295,000                 1,295,000
                                                            ----------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $1,295,000)                                       1,295,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $227,739,239)                              $    262,403,633
OTHER ASSETS LESS LIABILITIES -- (1.53)%                          (3,958,145)
                                                            ----------------
NET ASSETS 100%                                             $    258,445,488
============================================================================

(*) Non-income producing security

(a) In bankruptcy

                See accompanying notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                               MANAGED PORTFOLIO

OPCAP ADVISORS
NEW YORK, NEW YORK

     Enterprise Accumulation Trust Managed Portfolio's performance of 13.84% for the six months ended June 30, 1997, trailed the 20.61% total return for the S&P
500. For the 12 months ended June 30, 1997, the portfolio's total return of 28.27% compared with 34.70% for the S&P 500. For the five years ended June 30, 1997, the Portfolio delivered an average annual total return of 21.32% surpassing the 19.78% annual return for the S&P 500 for the period. Since the Portfolio's inception on August 1, 1988, through June 30, 1997, its average annual total return of 20.8% was above the 17.56% return of the S&P 500.

     After a weak first quarter, the market took off during the second quarter, rising relentlessly and confounding the skeptics along the way. What would have been considered miraculous only a few years ago, low unemployment with low inflation, has become recurring economic reality. In May, the jobless rate fell to 4.8%, the lowest in 24 years. Defying standard economic theory that tight job markets lead to inflation, the consumer price index subsided also, rising only
2.25 from a year earlier. When one stands back from the usual gyrations in short-term economic data, there are few signs of disruption to this favorable economic environment. If we were to worry, it would be about tightening labor markets. Rising wage rates could boost inflation somewhat, but we believe that a protracted problem with inflation can be caused only by too rapid growth of the money supply.

     We expect companies owned by the Portfolio to continue to improve their results. The pending consummation of the merger of McDonnell Douglas Corporation and Boeing Co. may enable McDonnell Douglas to perform well. In the coming months, we expect E.I. Du Pont de Nemours & Company to announce a restructuring which may spur its business performance. While the market has mistakenly, in our view, neglected Citicorp stock much of this year, its business, particularly the two-thirds generated by international operations, continues to surge. Moreover, Citicorp continues to repurchase its shares at a very aggressive pace. Share repurchases add value by reducing the number outstanding, making the remaining shares worth more.

     Our major disappointment this year is Wells Fargo & Company which has encountered severe difficulties in its merger with First Interstate Bancorp, completed in April 1996. We do not foresee a resolution of these issues before year end. Fortunately, the company continues to repurchase its stock at a high rate of approximately 7% to 8% per year. We continue to own the stock in anticipation of superior returns over time.

     At June 30, 1997, portfolio assets were allocated 88% to common stocks and securities convertible into common stocks, 1% treasury notes and bonds and 11% to cash and cash equivalents. The Portfolio's five largest equity positions at June 30 were Wells Fargo, Citicorp, Federal Home Loan Mortgage Corporation, McDonnell Douglas Corporation, and Mattel, Inc. Major industry positions included the banking sector, miscellaneous financial services, machinery, chemicals and insurance.

     The Portfolio seeks to invest in businesses that are worth inherently more, in our judgment, than their asking prices. We seek to preserve the Portfolio's capital in all market conditions, including market corrections, because we remain disciplined about not overpaying for stocks and because the businesses in which we invest tend to generate excess cash which they use to create long-term value for shareholders. We remain focused on individual companies where we try to understand in what direction businesses are going over the next several years. We are less concerned with predicting where the stock market is heading in the next month.

     The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997

                                 NUMBER OF SHARES OR
    COMMON STOCKS -- 87.34%       PRINCIPAL AMOUNT            VALUE
     ---------------------------------------------------------------
AEROSPACE -- 5.42%
  Loral Space & Communications*          600,000         $       9,000,000
  McDonnell Douglas Corporation        1,725,000               118,162,500
                                                         -----------------
                                                               127,162,500
BANKING -- 15.89%
  BankBoston Corporation                 750,000                54,046,875
  Citicorp                             1,025,000               123,576,562
  First Empire State Corporation         100,000                33,700,000
  Wells Fargo & Company                  600,000               161,700,000
                                                         -----------------
                                                               373,023,437
CABLE -- 4.53%
  Tele-Communications Inc.*            7,150,000               106,356,250
CHEMICALS -- 7.42%
  Du Pont (E. I.) de Nemours &
    Company                            1,700,000               106,887,500
  Hercules Inc.                        1,000,000                47,875,000
  Monsanto Company                       450,000                19,378,125
                                                         -----------------
                                                               174,140,625
COMPUTER SOFTWARE -- 0.95%
  Computer Associates
    International Inc.                   400,000                22,275,000
CONSUMER PRODUCTS -- 6.61%
  Mattel Inc.                          3,200,000               108,400,000
  Nike Inc.                              800,000                46,700,000
                                                         -----------------
                                                               155,100,000
DRUGS & MEDICAL PRODUCTS -- 3.07%
  Becton, Dickinson & Company          1,425,000                72,140,625
ELECTRICAL EQUIPMENT -- 0.46%
  Varian Associates Inc.                 200,000                10,850,000
ELECTRONICS -- 0.46%
  Unitrode Corporation*                  214,000                10,780,250
ENERGY -- 0.97%
  Triton Energy Ltd.                     500,000                22,906,250
INSURANCE -- 7.04%
  ACE Ltd.                               700,000                51,712,500
  EXEL Ltd.                            1,800,000                94,950,000
  Transamerica Corporation               200,000                18,712,500
                                                         -----------------
                                                               165,375,000
MACHINERY -- 7.51%
  Caterpillar Inc.                       800,000                85,900,000
  Tenneco Inc.                         2,000,000                90,375,000
                                                         -----------------
                                                               176,275,000
METALS & MINING -- 1.79%
  Freeport McMoRan Copper & Gold
    (Class B)                          1,350,000                42,018,750
MISC. FINANCIAL
  SERVICES -- 10.99%
  American Express Company               600,000                44,700,000
  Countrywide Credit Industries
    Inc.                                 800,000                24,950,000
  Federal Home Loan Mortgage
    Corporation                        3,450,000               118,593,750
  Federal National Mortgage
    Association                        1,600,000                69,800,000
                                                         -----------------
                                                               258,043,750
PAPER & FOREST PRODUCTS -- 3.13%
  Champion International
    Corporation                        1,330,000                73,482,500
REAL ESTATE -- 0.64%
  Security Capital Group Inc.
    (A)                                   11,908                14,988,453

                                 NUMBER OF SHARES OR
                                  PRINCIPAL AMOUNT            VALUE
                                 -------------------   -------------------
RESTAURANTS -- 3.70%
  McDonalds Corporation                1,800,000         $      86,962,500
TECHNOLOGY -- 4.72%
  Intel Corporation                      350,000                49,634,375
  National Semiconductor
    Corporation*                       2,000,000                61,250,000
                                                         -----------------
                                                               110,884,375
TRANSPORTATION -- 1.50%
  Union Pacific Corporation              500,000                35,250,000
WASTE MANAGEMENT -- 0.54%
  Waste Management Inc.                  394,671                12,678,806
                                                         -----------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,314,324,639)                             2,050,694,071
--------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.02%
--------------------------------------------------------------------------
RETAIL -- 0.02%
  Venture Stores                          32,922                   518,521
                                                         -----------------

TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $1,566,099)                                       518,521
--------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 0.49%
--------------------------------------------------------------------------
REAL ESTATE -- 0.49%
  Security Capital Group Inc.
    (A) 12.00% due 06/30/14          $ 9,560,323                11,394,674
                                                         -----------------

TOTAL CONVERTIBLE CORPORATE BONDS
(IDENTIFIED COST $9,175,554)                                    11,394,674
--------------------------------------------------------------------------
COMMERCIAL PAPER -- 8.50%
--------------------------------------------------------------------------
  IBM Credit Corporation
    5.48% due 07/02/97                50,000,000                49,992,389
  IBM Credit Corporation 5.51%
    due 07/14/97                      50,000,000                49,900,514
  Ford Motor Credit Company
    5.53% due 07/28/97                50,000,000                49,792,625
  Household Finance Corporation
    5.50% due 07/09/97                50,000,000                49,938,889
                                                         -----------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $199,624,417)                                 199,624,417
--------------------------------------------------------------------------
U.S. TREASURY BONDS -- 0.37%
--------------------------------------------------------------------------
  U.S. Treasury Bond
    6.25% due 08/15/23                 9,300,000                 8,608,359
                                                         -----------------
TOTAL U.S. TREASURY BONDS
(IDENTIFIED COST $8,678,157)                                     8,608,359
--------------------------------------------------------------------------
U.S. TREASURY NOTES -- 0.54%
--------------------------------------------------------------------------
  U.S. Treasury Note
    7.875% due 04/15/98               12,322,500                12,670,039
                                                         -----------------

TOTAL U.S. TREASURY NOTES
(IDENTIFIED COST $12,356,851)                                   12,670,039
--------------------------------------------------------------------------
SHORT TERM GOVERNMENT SECURITIES -- 0.30%
--------------------------------------------------------------------------
  Federal Home Loan Bank
    Consolidated Dsc Note, 6.00%
    due 07/01/97                       7,102,000                 7,102,000
                                                         -----------------

TOTAL SHORT TERM GOVERNMENT SECURITIES
(IDENTIFIED COST $7,102,000)                                     7,102,000
--------------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST
                        MANAGED PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997

                                 NUMBER OF SHARES OR
                                  PRINCIPAL AMOUNT            VALUE
                                 -------------------   -------------------
REPURCHASE AGREEMENT -- 2.33%
--------------------------------------------------------------------------
  State Street Bank & Trust Repurchase
    Agreement, 5.00% due 07/01/97
    Collateral: U.S. Treasury
    Note $54,580,000, 5.875% due
    01/31/99 Value $55,823,387       $54,725,000         $      54,725,000
                                                         -----------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $54,725,000)                                   54,725,000
--------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $1,607,552,717)                         $   2,345,337,081
OTHER ASSETS LESS LIABILITIES -- 0.11%                           2,481,050
                                                         -----------------
NET ASSETS 100%                                          $   2,347,818,131
==========================================================================

(*) Non-income producing

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

(A) Restricted securities as of June 30, 1997:

                                                                                                                            % OF
                           DATES OF             PAR/                                                   AGGREGATE            NET
    DESCRIPTION          ACQUISITION           SHARES             UNIT COST       UNIT VALUE      COST          VALUE      ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Security Capital
  Group, Inc.
  12.00%, 6/30/14...      7/1/94-9/15/94     $    8,162,361                $0.94  $    1.20    $ 7,710,198   $ 9,822,047    0.42%
                       12/31/94-11/26/96            421,452                 1.00       1.00        421,452       421,452    0.02%
                                11/26/96            859,005                 1.08       1.20        926,399     1,033,670    0.04%
                                  1/1/97            117,505                 1.00       1.00        117,505       117,505    0.01%
Security Capital
  Group, Inc. Common
  Stock.............     3/7/94-11/26/96             11,908    $777.02-$1,128.06  $1,258.69     10,376,171    14,988,453    0.64%
                                                                                               -----------   -----------   ------
                                                                                               $19,551,725   $26,383,127    1.13%
                                                                                               ===========   ===========   ======

                         ENTERPRISE ACCUMULATION TRUST

                         INTERNATIONAL GROWTH PORTFOLIO

BRINSON PARTNERS, INC.
CHICAGO, ILLINOIS

     Over the first half of 1997, the International Growth Portfolio returned 12.89% versus the EAFE Index return of 11.21%. The EAFE Index is an unmanaged index composed of stocks representing the stock markets of Europe, Australia and the Far East. For the 12 months ended June 30, 1997, the Portfolio had a return of 18.80% which exceeded the 12.84% EAFE return. Since November 30, 1994 through June 30, 1997, the Portfolio returned 15.78% versus the EAFE Index return of 11.34%.

     Returns for European markets during the first half of 1997 were led by double digit returns in Switzerland, the Netherlands, Spain, Finland and Germany. On the other side of the globe, Pacific region gains were more modest due to negative returns in Malaysia and Singapore, offsetting part of the double digit gain for Japan. Currencies declined on average relative to the U.S. dollar with most of the depreciation occurring in European currencies.

     The large overweight of the U.S. dollar during most of the first quarter relative to the EAFE Index helped to protect the Portfolio from declines in foreign currencies and added to Portfolio performance. Security selection, particularly in Japan, also contributed to Portfolio returns. Japanese exporters, including the electronics companies, were very strong due to the weakness of the Japanese yen at the outset of the year. The Portfolio maintained an overweight position in these stocks. In addition, the underweight position in the weak Japanese financial stocks added value. Market allocation, however, detracted from value primarily due to the Portfolio's cash position and underweight in Switzerland.

     Recent events in Europe have magnified the tensions within the European Union as its members prepare for a single currency, leading us to reduce our broad overweight in continental European equity markets in favor of southeast Asia. Malaysia and Singapore appear to offer good relative value. Malaysia in particular has been weak on the back of several factors: fears of a Thai-like banking/currency crisis, the instigation of government measures to restrain property speculation, and the slowdown of growth from double digit levels. We believe that many of these fears have been overemphasized and have been incorporated in the price of the market. Moreover, both the economy and the stock market are undergoing a transformation, with the economy gaining from diversification into more sophisticated, export-oriented products, such as computer and electronic items. In addition, the stock market is benefiting from ongoing privatizations.

     The Portfolio's overall market weightings reflect the lack of significant price/value discrepancies between the largest developed markets. The 3% underweight in Japan is now the second largest, after Switzerland (-3.74%). Given our fundamental and valuation analysis, the Japanese equity market remains somewhat more overpriced than most of the other non-U.S. markets. Change is urgently needed within Japan's banking sector and regulatory environment. The Swiss market has performed extremely well for the last few years and does not appear to offer relative value, despite the low level of interest rates there. We are invested but quite underweight in Hong Kong, as we are concerned about the heavy exposure to the overvalued property market and the sustainability of the Hong Kong dollar/U.S. dollar peg in the longer term. Moreover, Hong Kong's valuation is not attractive in our forward-looking cash flow discount model due to the belief that the political and economic risks in China are being underestimated, resulting in a higher discount rate than investors realize.

     We continue to emphasize New Zealand and Australia and within Europe, Germany, Belgium, Italy, the Netherlands and the United Kingdom. We are neutrally positioned in Finland and Spain. The Portfolio has no investments in Austria, Denmark, Norway or Sweden. The Portfolio continues to target a 5% strategic cash position reflecting our view that most equity markets are expensive.

     Our industry strategies include a recently established overweight in European steel stocks as many of these companies have been undergoing extensive restructuring. Going forward, we expect to see a continuation of the current trend toward consolidations and capacity reductions. Ultimately, this should foster greater profitability, while ensuring that the best companies remain state-of-the-art. We have been scaling back the Portfolio's overweighted positions in European banks and Japanese electrical and electronic stocks due to the strong performances of these sectors. The Portfolio continues to maintain a large underweight in Japanese banks.

     The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                         INTERNATIONAL GROWTH PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997

                                    NUMBER OF SHARES OR
     COMMON STOCKS -- 91.45%         PRINCIPAL AMOUNT            VALUE
       ---------------------------------------------------------------
AUSTRALIA -- 4.41%
  Amcor Ltd.                                 18,500           $       123,036
  Boral Ltd.                                 30,400                    95,805
  Brambles Industries Ltd.                    5,000                    98,969
  Broken Hill Proprietary                    45,900                   675,844
  Coca Cola Amatil                            9,000                   116,990
  CRA Ltd.                                   17,763                   303,123
  CSR Ltd.                                   21,000                    81,417
  David Jones Ltd.                           85,000                   118,842
  Lend Lease Corporation                      5,205                   110,143
  Mim Holdings Ltd.                          56,215                    83,270
  National Australia Bank                    30,000                   430,097
  News Corporation                           62,042                   297,740
  Pacific Dunlop Ltd.                        41,000                   121,464
  Qantas Airways Ltd.                        39,590                    92,753
  Santos Ltd.                                14,000                    58,933
  Westpac Bank Corporation                   52,000                   313,213
  WMC Ltd.                                   27,000                   170,384
  Woolworths Ltd.                            20,000                    65,750
                                                                  -----------
                                                                    3,357,773
BELGIUM -- 2.93%
  Bruxelles Lambert Groupe                      950                   159,213
  Delhaize Le Lion                            2,700                   141,829
  Electrabel                                  1,520                   325,714
  Fortis AG                                   1,578                   325,863
  Fortis AG (Rts)*                              128                        29
  Generale De Banque                            300                   115,481
  Generale De Banque (Wts)*                     300                     3,218
  Kredietbank                                   570                   229,711
  Kredietbank(Vvpr)                              13                     5,131
  Petrofina SA                                  775                   293,479
  Society General De Belgique                 1,500                   140,078
  Solvay                                        260                   153,196
  Tractebel CAP                                 400                   166,759
  Union Miniere*                              1,823                   170,748
                                                                  -----------
                                                                    2,230,449
CANADA -- 2.69%
  Alcan Aluminum Ltd.                         4,100                   139,839
  Bank Montreal Quebec                        3,500                   136,609
  Barrick Gold Corporation                    2,500                    54,401
  BCE Inc.                                    4,200                   117,397
  Canadian National Railway
    Company                                   2,600                   113,342
  Canadian Pacific Ltd.                       9,300                   264,666
  Hudsons Bay Company                         3,900                    87,548
  Imperial Oil Ltd.                           3,400                   174,192
  Macmillan Bloedel Ltd.                      5,400                    74,101
  Moore Corporation Ltd.                      3,500                    68,938
  Noranda Inc.                                3,900                    84,018
  Northern Telecom Ltd.                       1,400                   126,167
  Nova Corporation Alberta                    6,400                    54,687
  Royal Bank Canada Montreal
    Quebec                                    4,200                   190,239
  Seagram Ltd.                                3,300                   132,626
  Thomson Corporation                         5,600                   128,955
  Transcanada Pipelines Ltd.                  5,200                   104,493
                                                                  -----------
                                                                    2,052,218
FINLAND -- 0.73%
  Merita A Ltd.                              15,300                    50,973
  Nokia (AB) Oy                               4,100                   306,271

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
  Outokumpu Oy                                2,600           $        51,572
  Pohjola                                       800                    23,725
  Rauma Oy                                      111                     2,544
  Sampo Vakuutusosak                            300                    29,175
  Upm Kymmene Oy                              4,000                    92,437
                                                                  -----------
                                                                      556,697
FRANCE -- 6.16%
  Accor                                       1,224                   183,287
  Alcatel Alsthom                             1,876                   234,951
  Axa Uap                                     3,420                   212,706
  Axa Uap (Wts)*                              2,120                     8,225
  Banque National Paris                       6,300                   259,646
  Cie Bancaire                                1,300                   165,909
  Cie De St Gobain                            1,689                   246,307
  Cie De Suez                                27,640                    67,963
  Colas                                         500                    65,938
  Credit Local de France                      1,859                   180,943
  CSF Thomson                                 3,900                   100,475
  Danone                                      1,100                   181,752
  Eaux Cie General (Wts)*                     2,369                     1,419
  Generale Des Eaux                           1,369                   175,414
  Lafarge Coppee SA                           1,500                    93,292
  Lagardere S.C.A.                            3,700                   107,474
  LVMH Moet Hennessy                            690                   185,512
  Lyonnaise Des Eaux SA                       1,800                   181,326
  Michelin                                    3,928                   235,879
  Pechiney                                    3,759                   148,078
  Peugeot SA                                  2,325                   224,718
  Rhone Poulenc Act A                           116                     3,336
  Rhone Poulenc SA                            5,700                   232,784
  Seita                                       4,200                   132,932
  Societe Generale                            1,955                   218,231
  Society Elf Aquitaine                       2,820                   304,232
  Ste Generale                                   60                     5,687
  Total SA                                    2,527                   255,422
  Usinor Sacilor                             15,600                   281,382
                                                                  -----------
                                                                    4,695,220
GERMANY -- 8.19%
  Allianz AG                                  2,730                   571,326
  BASF AG                                     7,400                   273,453
  Bayer AG                                    9,800                   376,582
  Bayer Motoren Werk                            350                   289,576
  Commerzbank AG                              8,050                   228,009
  Daimler Benz AG                             3,550                   288,014
  Deutsche Bank AG                            7,850                   458,641
  Deutsche Telekom                           19,400                   467,175
  Hochtief AG                                 2,000                    89,444
  Hoechst AG                                  3,000                   127,252
  Manitoba AG                                   500                   153,948
  Mannesmann AG                                 720                   320,761
  Metro AG                                    2,280                   249,818
  Muenchener Ruckvers                           123                   344,860
  Preussag AG                                   750                   219,526
  RWE AG                                      5,300                   227,911
  Schering AG                                 3,000                   320,538
  Siemens AG                                  3,450                   204,832
  Thyssen AG                                  1,200                   284,158
  Veba AG                                     6,450                   362,422
  Volkswagen AG                                 500                   383,292
                                                                  -----------
                                                                    6,241,538

                         ENTERPRISE ACCUMULATION TRUST
                 INTERNATIONAL GROWTH PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
HONG KONG -- 1.28%
  Cheung Kong Holdings                       11,000           $       108,618
  China Light & Power                        19,000                   107,663
  Guoco Group                                10,000                    52,664
  Hang Seng Bank                              7,000                    99,841
  Hong Kong Telecommunications               34,000                    81,190
  Hutchison Whampoa                          22,000                   190,260
  New World Development Company              12,000                    71,560
  Sun Hung Kai Properties                     6,000                    72,219
  Swire Pacific                              12,000                   108,038
  Wharf Holdings                             19,000                    82,403
                                                                  -----------
                                                                      974,456
IRELAND -- 0.26%
  Smurfit Jefferson                          70,000                   201,668
ITALY -- 2.89%
  Assic Generali                             13,870                   252,171
  Bca Comm Italiana                          33,000                    68,347
  Credito Italiano                           74,000                   135,411
  Danieli Di Risp                            19,000                    66,517
  Edison                                     12,000                    59,697
  Eni (ADR)                                   3,300                   187,687
  Eni SPA                                    29,000                   164,233
  IMI                                        13,300                   119,730
  INA                                        75,000                   114,294
  Italgas                                    16,000                    51,778
  Mediobanca SPA                              4,000                    24,288
  Montedison SPA                            216,580                   142,979
  Rinascente                                 17,000                    94,474
  Rinascente (Wts)*                             400                       198
  Rinascente Louisiana                       22,000                    53,525
  SAI Di Risp                                20,000                    61,663
  SIP                                        23,000                    68,882
  Telecom Italia Di Risp                    123,000                   243,529
  Telecom Italia Mobile                      36,000                   116,500
  Telecom Italia Mobile Di Risp              99,000                   177,080
                                                                  -----------
                                                                    2,202,983
JAPAN -- 27.28%
  Amada Company                              32,000                   281,975
  Asahi Glass Company                        38,000                   377,945
  Bank of Tokyo Mits                         36,000                   722,387
  Canon Inc.                                 26,000                   707,730
  Canon Sales Company Inc.                   11,000                   256,238
  Citizen Watch Company                      29,000                   223,661
  Dai Nippon Printing                        29,000                   655,296
  Daiichi Pharm Company                      21,000                   370,092
  Daikin Kogyo                               33,000                   299,424
  Daiwa House Industries                     16,000                   195,428
  Fanuc                                      12,800                   491,363
  Fujitsu                                    19,000                   263,567
  Hitachi                                    63,000                   703,542
  Honda Motor Company                         8,000                   240,796
  Inax Corporation                           33,000                   247,025
  Isetan Company                             11,000                   136,276
  Ito Yokado Company                         12,000                   696,214
  Kaneka Corporation                         37,000                   231,775
  Keio Teito Electric Railway                36,000                   171,174
  Kintetsu                                   40,000                   244,285
  Kirin Brewery Company                      36,000                   373,757
  Kokuyo Company                             10,000                   270,459
  Kuraray Company                            39,000                   387,890
  Kyocera Corporation                         3,600                   285,814
  Maeda Road Construction                     7,000                    60,155
  Marui Company                              17,000                   315,913
  Matsushita Electric Industrial
    Indiana                                  47,000                   947,217
  Mitsubishi Paper                           39,000                   152,434
  NGK                                        51,000                   560,635
  Nintendo Company                            2,700                   226,139
  Nippon Denso                               15,000                   358,576
  Nippon Meat Packer                         20,000                   258,245
  Nippon Steel Corporation                   30,000                    95,795
  Okumura Corporation                        36,000                   190,647
  Osaka Gas Company                          61,000                   175,092
  Sankyo Company                             23,000                   772,553
  Sanwa Bank                                 16,000                   237,306
  Secom Company                               8,000                   586,983
  Seino Transportation                       21,000                   227,185
  Sekisui House                              62,000                   627,465
  Shinmaywa Industries                       13,000                    91,529
  Sony Corporation                            7,200                   627,534
  Sumitomo Bank                              34,000                   557,669
  Sumitomo Bank & Trust                      19,000                   203,891
  Sumitomo Electric Industries               26,000                   435,526
  Takeda Chemical Industries                 20,000                   561,857
  TDK Corporation                             6,000                   440,237
  Tokio Marine & Fire                        30,000                   392,602
  Tokyo Electric Power                        8,900                   187,131
  Tokyo Steel Manufacturing                  24,600                   274,716
  Tonen Corporation                          23,000                   276,915
  Toray Industries Inc.                     132,000                   940,883
  Toshiba Corporation                        77,000                   495,106
  Toyo Suisan Kaisha                         18,000                   183,738
  Toyota Motor Corporation                    8,000                   235,910
  Yamazaki Baking Company                    15,000                   264,352
                                                                  -----------
                                                                   20,796,049
MALAYSIA -- 1.56%
  Hume Industries                            15,000                    68,938
  Kuala Lumpur Kepong                        35,000                    86,668
  Land & General                             45,000                    51,704
  Malayan Bank Berhad                        18,000                   188,986
  Malaysia International Shipping            16,000                    41,521
  Nestle Malay Berhad                         4,000                    29,952
  New Straits Times                           3,000                    17,591
  Perusahaan Otomobl                          5,000                    23,376
  Public Bank Berhad                         33,000                    51,513
  Resorts World Berhad                       17,000                    51,189
  Rothmans Pall Mall                          3,000                    29,477
  Sime Darby Berhad                          41,000                   136,450
  Telekom Malaysia                           20,000                    93,502
  Tenaga Nasional                            36,000                   175,436
  UMW Holdings Berhad                         8,000                    37,718
  United Engineers Berhad                    11,000                    79,319
  YTL Corporation                             8,000                    24,723
  YTL Power International                       800                     1,008
                                                                  -----------
                                                                    1,189,071
NETHERLANDS -- 5.20%
  ABN Amro Holdings NV                       16,368                   305,196
  Akzo Nobel                                    500                    68,521
  DSM                                         1,100                   109,445
  Elsevier                                   14,800                   247,308
  Heineken NV                                   600                   102,399
  Ing NTFL                                   11,402                   525,692
  KLM                                         6,100                   188,013
  Kon Hoogovens & Staalf                      1,862                   103,776
  KPN                                         9,363                   367,289
  Philips Electronic                          5,300                   379,632
  Royal Dutch Petroleum                       5,550                 1,176,219
  Unilever                                    1,870                   393,644
                                                                  -----------
                                                                    3,967,134

                         ENTERPRISE ACCUMULATION TRUST
                 INTERNATIONAL GROWTH PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
NEW ZEALAND -- 3.25%
  Brierley Investment Ltd.                  425,000           $       415,701
  Carter Holt Harvey                        146,000                   377,839
  Fletcher Challenge Building
    Division                                 48,250                   145,188
  Fletcher Challenge Energy
    Division                                 44,250                   133,753
  Fletcher Challenge Forest
    Division                                 96,398                   140,124
  Fletcher Challenge Paper
    Division                                 96,500                   234,005
  Telecom Corporation of New
    Zealand                                 186,000                   947,554
  Telecom Corporation of New
    Zealand (ADR)                             2,000                    81,500
                                                                  -----------
                                                                    2,475,664
SINGAPORE -- 1.44%
  City Developments                           9,000                    88,130
  DBS Lands                                  12,000                    37,938
  Development Bank Singapore                 10,000                   125,901
  Fraser & Neave                              2,000                    14,269
  Hotel Properties                           23,000                    39,092
  Jardine Matheson                            8,400                    59,640
  Keppel Corporation                          4,000                    17,766
  Keppel Corporation (Class A)                1,000                     4,337
  Overseas Chinese Bank                      18,600                   192,544
  Singapore Airlines                         12,000                   107,435
  Singapore Press Holdings                    6,000                   120,864
  Singapore Telecomm                         55,000                   101,560
  United Overseas Bank                       14,000                   143,946
  Wing Tai Holdings                          15,000                    43,226
                                                                  -----------
                                                                    1,096,648
SPAIN -- 2.09%
  Acerinox SA                                   300                    56,213
  Banco Bilbao Vizcaya                        1,900                   154,347
  Banco Central Hispanoamericano              2,370                    86,694
  Banco Popular                                 480                   117,598
  Banco Santander SA                          4,500                   138,649
  Corporacion Mapfre                            900                    47,886
  Empresa Nac Electricid                      2,900                   243,454
  Fomento De Construcciones Y
    Contra                                      700                    89,264
  Gas Natural SDG SA                            500                   109,230
  Iberdrola SA                                9,700                   122,443
  Repsol SA                                   2,000                    84,561
  Repsol SA (ADR)                             1,000                    42,437
  Telefonica De Espana                        6,900                   199,484
  Vallehermoso SA                             1,600                    43,162
  Viscofan Envoltura                          2,600                    60,787
                                                                  -----------
                                                                    1,596,209
SWITZERLAND -- 1.92%
  ABB AG Series A                                50                    75,685
  Alusuisse Lonza Holdings                       45                    46,603
  Ciba Specialty Chemicals*                     203                    18,770
  CS Holding                                    700                    89,897
  Nestle SA                                     210                   277,027
  Novartis AG                                   258                   412,447
  Roche Holdings AG                              29                   262,291
  Schw Ruckversicher                             60                    84,863
  Schweizerische Bankgesellschaft                61                    69,774
  Zurich Verischerung                           317                   126,149
                                                                  -----------
                                                                    1,463,506
UNITED KINGDOM -- 19.17%
  Abbey National                             19,000                   259,454
  Bass                                        9,500                   115,963

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
  BAT Industries                             64,200           $       574,654
  BG                                        128,000                   468,949
  Booker                                     13,000                    59,751
  British Energy                            106,000                   258,605
  British Petroleum                          57,572                   716,184
  British Steel                             142,000                   353,527
  British Telecom                           104,000                   772,433
  BTR                                        32,000                   109,510
  Centrica*                                 130,000                   158,037
  Charter                                    16,357                   217,234
  Coats Viyella                              71,900                   150,866
  FKI                                        76,500                   216,572
  General Electric                          135,900                   812,469
  Glaxo Holdings                             47,200                   976,633
  Grand Metropolitan                         33,000                   317,640
  Guinness                                   47,600                   466,098
  Hanson                                     35,650                   176,917
  Hillsdown Holdings                         84,000                   237,106
  House of Fraser                            90,000                   239,054
  HSBC Holdings                              19,500                   600,270
  Imperial Chemical Industries                8,000                   111,109
  Inchcape                                   29,000                   136,671
  Legal & General                            41,500                   281,278
  Lloyds TSB Group                           72,264                   742,506
  Marks & Spencer                            54,500                   451,979
  Mirror Group PLC                           41,000                   128,361
  National Westminster Bank                  17,700                   238,017
  Northern Foods                             56,000                   185,581
  Peninsular and Oriental Steam              34,500                   343,568
  Reckitt & Colman                            9,700                   144,896
  Redland                                    16,500                    93,423
  Reuters Holdings                           21,000                   221,368
  RJB Mining                                 35,000                   209,828
  Royal Sun Alliance                         48,005                   354,946
  Rtz Corporation                            20,100                   350,290
  Sainsbury J                                43,000                   260,653
  Scottish Hydro                             21,400                   147,895
  Sears                                     120,000                   135,889
  Sedgwick Group                             84,000                   172,059
  Smithkline Beecham                         25,000                   460,248
  TESCO                                      34,000                   210,061
  Thames Water                               24,000                   275,774
  Unilever                                    6,300                   180,347
  Vodafone Group                             36,300                   177,120
  Williams Holdings                          41,000                   221,901
  Yorkshire Water                            18,000                   117,803
                                                                  -----------
                                                                   14,611,497
                                                                  -----------

TOTAL COMMON STOCKS
(IDENTIFIED COST $61,346,523)                                      69,708,780
-----------------------------------------------------------------------------

PREFERRED STOCK -- 0.50%
-----------------------------------------------------------------------------
AUSTRALIA -- 0.08%
  News Corporation                           16,000                    63,120
GERMANY -- 0.21%
  Henkel Kgaa                                 2,800                   158,936
ITALY -- 0.21%
  Fiat SPA                                   86,000                   158,887
                                                                  -----------

TOTAL PREFERRED STOCK
(IDENTIFIED COST $365,402)                                            380,943
-----------------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST
                 INTERNATIONAL GROWTH PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
COMMERCIAL PAPER -- 7.63%
-----------------------------------------------------------------------------
  Bell Atlantic Network Funding
    5.58% due 07/01/97                  $   741,000           $       741,000
  Bell Communications Resources
    Inc., 6.20% due 07/01/97              1,487,000                 1,487,000
  Dun & Bradstreet Corporation
    5.58% due 08/05/97                      500,000                   497,288
  Dun & Bradstreet Corporation
    5.60% due 08/05/97                      600,000                   596,733
  Hercules Inc. 5.60% due 07/09/97        1,500,000                 1,498,133
  Mobil Australia Finance Company
    5.53% due 07/21/97                    1,000,000                   996,928
                                                                  -----------

TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $5,817,082)                                        5,817,082
-----------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $67,529,007)                                 $    75,906,805
OTHER ASSETS LESS LIABILITIES -- 0.42%                                322,437
                                                                  -----------
NET ASSETS 100%                                               $    76,229,242
=============================================================================

(*) Non-income Producing
(Rts) Rights
(Wts) Warrants
ADR American Depository Receipts
These abbreviations signify incorporation:
AG Aktien Gesellschaft
Ltd Limited
SA Societe Anonyme

SPA Societa Per Azoine

                See accompanying notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                           HIGH-YIELD BOND PORTFOLIO

CAYWOOD-SCHOLL CAPITAL MANAGEMENT
SAN DIEGO, CALIFORNIA

     The Portfolio returned 5.70% for the six months ended June 30, 1997, while the Lehman Brothers BB Index, an unmanaged index composed of all issues rated below Baa by Moody's plus all issues rated BB by Standard & Poors, gained 5.71% over the same period. For the 12 months ended June 30, 1997, the Portfolio returned 16.05% in comparison to the 13.77% return of the Lehman BB Index during the same period. Since November 30, 1994 through June 30, 1997, the High-Yield Bond Portfolio had an average annual total return of 14.05% versus the Lehman BB Index which returned 14.35%.

     A strong stock market, which is typically good for the high-yield market, served to lessen high-yield investors' credit concerns during the first half of 1997. Also, like the stock market, the high-yield market experienced a significant increase in mutual fund inflows. The Portfolio's top performing investments included Cemex SA, Mediq, Inc., Sprint Spectrum L.P. and Maxus Energy Corporation. The Cemex SA and Maxus Energy bonds rallied in response to improving emerging market fundamentals. Mediq had positive corporate events which significantly reduced its credit risk. Sprint Spectrum bonds improved on expectations that Sprint Corporation intends to increase their exposure to this entity.

     Looking ahead to the third quarter, we anticipate a stable to possibly improving U.S. Treasury market. A moderate June labor report and the expectation of minimal inflationary pressures, as demonstrated by stable to downward trending gold and commodity prices, are supportive to current market conditions. The stock markets may be influenced by earnings reports. Given the economy's strength, most companies may meet investor expectations. As for the high-yield market, new issues will continue to dominate. As long as cash flows remain stable, we expect market technicals to maintain their favorable balance. As always, we will emphasize selectivity in the investment process, looking for those securities which offer the most attractive risk adjusted returns.

     The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                           HIGH-YIELD BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997

   CORPORATE BONDS, CONVERTIBLE
        SECURITIES & COMMON         NUMBER OF SHARES OR
         STOCKS -- 82.02%            PRINCIPAL AMOUNT            VALUE
       ---------------------------------------------------------------
APPAREL & TEXTILES -- 1.85%
  Brazos Sportswear Inc. 10.50% due
    07/01/07                            $   400,000           $       397,000
  William Carter Company 10.375%
    due 12/01/06                            500,000                   526,250
                                                                  -----------
                                                                      923,250
AUTOMOTIVE -- 0.92%
  Speedy Muffler King Inc. 10.875%
    due 10/01/06                            450,000                   457,875
BANKING -- 2.01%
  DVI Inc. 9.875% due 02/01/04              450,000                   458,438
  Imperial Credit Industries Inc.
    9.875% due 01/15/07                     550,000                   547,250
                                                                  -----------
                                                                    1,005,688
BROADCASTING -- 6.83%
  American Radio Systems
    Corporation, 9.00% due 02/01/06         600,000                   612,000
  Grupo Televisa S A 11.375% due
    05/15/03                                500,000                   548,125
  Grupo Televisa S A De C V 11.875%
    due 05/15/06                            100,000                   112,625
  Kabelmedia Holding Zero Coupon
    due 08/01/06                            450,000                   276,188
  Rogers Communications Inc. Zero
    Coupon due 05/20/13                     800,000                   348,000
  Rogers Communications Inc. 9.125%
    due 01/15/06                            200,000                   202,500
  Rogers Communications Inc.
    10.875% due 04/15/04                    300,000                   314,625
  TCI Satellite Entertainment Inc.
    Zero Coupon due 02/15/07                350,000                   206,062
  TCI Satellite Entertainment Inc.
    10.875% due 02/15/07                    200,000                   200,500
  Telewest PLC Zero Coupon due
    10/01/07                                250,000                   180,625
  Telewest PLC 9.625% due 10/01/06          350,000                   360,500
  TV Azteca S A De C V 10.125% due
    02/15/04                                 50,000                    51,250
                                                                  -----------
                                                                    3,413,000
BUILDING & CONSTRUCTION -- 0.41%
  Building Materials Corporation
    America, 8.625% due 12/15/06            200,000                   204,500
CABLE -- 3.56%
  Century Communications
    Corporation, 9.50% due 03/01/05         400,000                   411,000
  Comcast UK Cable LP Zero Coupon
    due 11/15/07                            700,000                   526,750
  TCI Communications Inc. 6.875%
    due 02/15/06                            900,000                   842,364
                                                                  -----------
                                                                    1,780,114
CHEMICALS -- 3.92%
  General Chemical Corporation
    9.25% due 08/15/03                      400,000                   409,000
  Pioneer Amers Acquisition
    Corporation, 9.25% due 06/15/07         400,000                   395,500
  Polymer Group Inc. 9.00% due
    07/01/07                                500,000                   491,955
  Rexene Corporation 11.75% due
    12/01/04                                250,000                   284,375
  Texas Petrochemicals Corporation
    11.125% due 07/01/06                    350,000                   376,250
                                                                  -----------
                                                                    1,957,080

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
CONSUMER PRODUCTS -- 6.90%
  Drypers Corporation 10.25% due
    06/15/07                            $   250,000           $       248,750
  E & S Holdings Corporation
    10.375% due 10/01/06                    450,000                   471,375
  French Fragrances Inc. 10.375%
    due 05/15/07                            350,000                   360,500
  Mediq Inc. 7.50% due 07/15/03             575,000                   583,625
  Ralphs Grocery Company 10.45% due
    06/15/04                                750,000                   817,500
  Ralphs Grocery Company 11.00% due
    06/15/05                                200,000                   218,500
  Randalls Food Markets Inc. 9.375%
    due 07/01/07                            400,000                   398,000
  Shoppers Food Warehouse
    Corporation, 9.75% due 06/15/04         350,000                   350,000
                                                                  -----------
                                                                    3,448,250
CONSUMER SERVICES -- 0.76%
  Herff Jones Inc. 11.00% due
    08/15/05                                350,000                   378,875
CONTAINERS/PACKAGING -- 5.32%
  MVE Inc. 12.50% due 02/15/02              300,000                   309,000
  Owens Illinois Inc. 8.10% due
    05/15/07                                600,000                   610,638
  Plastic Containers Inc. 10.00%
    due 12/15/06                            100,000                   103,750
  Printpack Inc. 10.625% due
    08/15/06                                250,000                   264,687
  Stone Container Corporation
    10.75% due 10/01/02                     200,000                   209,000
  Stone Container Corporation
    12.25% due 04/01/02                     300,000                   307,500
  United States Can Corporation
    10.125% due 10/15/06                    800,000                   852,000
                                                                  -----------
                                                                    2,656,575
ENERGY -- 3.12%
  Clark USA Inc. 10.875% due
    12/01/05                                750,000                   796,875
  Maxus Energy Corporation 9.375%
    due 11/01/03                            500,000                   533,125
  Mesa Operating Company 10.625%
    due 07/01/06                            200,000                   227,500
                                                                  -----------
                                                                    1,557,500
ENTERTAINMENT & LEISURE -- 2.52%
  AMF Group Inc. 10.875% due
    03/15/06                                600,000                   648,000
  Coach USA Inc. 9.375% due
    07/01/07                                200,000                   201,000
  Cobblestone Golf Group Inc.
    11.50% due 06/01/03                     150,000                   158,250
  Coleman Escrow Corporation Zero
    Coupon due 05/15/01                     400,000                   253,000
                                                                  -----------
                                                                    1,260,250
FINANCE -- 0.75%
  Homeside Inc. 11.25% due 05/15/03         323,000                   375,084

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
FOOD & BEVERAGES & TOBACCO -- 0.92%
  Cott Corporation 9.375% due
    07/01/05                            $    50,000           $        52,375
  North Atlantic Trading Inc.
    11.00% due 06/15/04                     350,000                   355,250
  RJR Nabisco Inc. 8.50% due
    07/01/07                                 50,000                    49,875
                                                                  -----------
                                                                      457,500
GAMING -- 0.78%
  Trump Atlantic City Associates
    11.25% due 05/01/06                     400,000                   391,000
HEALTH CARE -- 5.48%
  Dade International Inc. 11.125%
    due 05/01/06                            350,000                   389,375
  Mariner Health Group Inc. 9.50%
    due 04/01/06                            200,000                   209,000
  Maxxim Medical Inc. 10.50% due
    08/01/06                                650,000                   703,625
  Quest Diagnostics Inc. 10.75% due
    12/15/06                                550,000                   594,000
  Tenet Healthcare Corporation
    8.625% due 12/01/03                     400,000                   415,500
  Twin Laboratories Inc. 10.25% due
    05/15/06                                400,000                   423,000
                                                                  -----------
                                                                    2,734,500
HOTELS & RESTAURANTS -- 3.58%
  AFC Enterprises Inc. 10.25% due
    05/15/07                                350,000                   355,250
  Boston Chicken Inc. 7.75% due
    05/01/04                                500,000                   454,375
  Foodmaker Corporation 9.75% due
    11/01/03                                250,000                   252,500
  H M H Properties Inc. 9.50% due
    05/15/05                                450,000                   470,812
  Hammon John Q. Hotels 8.875% due
    02/15/04                                250,000                   253,438
                                                                  -----------
                                                                    1,786,375
MACHINERY -- 1.25%
  Idex Corporation 9.75% due
    09/15/02                                300,000                   312,000
  Mettler Toledo Inc. 9.75% due
    10/01/06                                300,000                   314,250
                                                                  -----------
                                                                      626,250
METALS & MINING -- 3.68%
  Kaiser Aluminum & Chemical
    Corporation, 10.875% due
    10/15/06                                250,000                   270,000
  Kaiser Aluminum & Chemical
    Corporation, 12.75% due
    02/01/03                                300,000                   326,250
  Oregon Steel Mills Inc. 11.00%
    due 06/15/03                            450,000                   483,750
  WCI Steel Inc. 10.00% due
    12/01/04                                500,000                   517,500
  Wheeling Pittsburgh Corporation
    9.375% due 11/15/03                     250,000                   239,375
                                                                  -----------
                                                                    1,836,875
OIL SERVICES -- 0.62%
  Pride Petroleum Services Inc.
    9.375% due 05/01/07                 $   300,000                   311,250
PAGING SERVICES -- 0.02%
  Pagemart Nationwide Inc.                      875                     8,750

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
PAPER & FOREST PRODUCTS -- 1.75%
  Crown Paper Company 11.00% due
    09/01/05                            $   300,000           $       301,500
  Four M Corporation 12.00% due
    06/01/06                                350,000                   363,125
  Maxxam Group Inc. 11.25% due
    08/01/03                                200,000                   207,250
                                                                  -----------
                                                                      871,875
PUBLISHING -- 1.45%
  Universal Outdoor Inc. 9.75% due
    10/15/06                                500,000                   517,500
  Von Hoffmann Press Inc. 10.375%
    due 05/15/07                            200,000                   207,500
                                                                  -----------
                                                                      725,000
RETAIL -- 4.93%
  Ann Taylor Inc. 8.75% due
    06/15/00                                200,000                   202,000
  Brown Group Inc. 9.50% due
    10/15/06                                300,000                   308,250
  Cole National Group Inc. 9.875%
    due 12/31/06                            650,000                   684,125
  Corporate Express Inc. 4.50% due
    07/01/00                                700,000                   625,625
  Michaels Stores Inc. 6.75% due
    01/15/03                                700,000                   644,000
                                                                  -----------
                                                                    2,464,000
TELECOMMUNICATIONS -- 15.21%
  American Communications Services
    Inc., Zero Coupon due 11/01/05      $   600,000                   360,000
  American Communications Services
    Inc. (Wts)*                                 300                    28,200
  Brooks Fiber Properties Inc. Zero
    Coupon due 11/01/06                 $   600,000                   392,250
  Brooks Fiber Properties Inc.
    10.00% due 06/01/07                     200,000                   203,000
  CCPR Services Inc. 10.00% due
    02/01/07                                650,000                   650,812
  Comcast Cellular Holdings Inc.
    9.50% due 05/01/07                      850,000                   860,625
  Echostar Communications
    Corporation, Zero Coupon due
    06/01/04                              1,000,000                   843,750
  Globalstar L P/Globalstar
    Capital, 11.375% due 02/15/04           450,000                   453,375
  Globalstar L P/Globalstar
    Capital, 11.25% due 06/15/04            250,000                   234,375
  ICG Holdings Inc. Zero Coupon due
    05/01/06                                600,000                   400,500
  MFS Communications Inc. Zero
    Coupon due 01/15/06                     300,000                   235,875
  Nextel Communications Inc. Zero
    Coupon due 08/15/04                     200,000                   154,500
  Orion Network Systems Inc. 12.50%
    due 01/15/07 (v)                        600,000                   348,000
  Sprint Spectrum L P Zero Coupon
    due 08/15/06                            900,000                   652,500
  Sprint Spectrum L P 11.00% due
    08/15/06                                400,000                   444,000
  Teleport Communications Group
    Zero Coupon due 07/01/07                700,000                   504,875

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
  Teleport Communications Group
    9.875% due 07/01/06                 $   600,000           $       637,500
  Winstar Equipment Corporation
    12.50% due 03/15/04                     200,000                   195,250
                                                                  -----------
                                                                    7,599,387
TRANSPORTATION -- 1.05%
  Atlas Air Inc. 12.25% due
    12/01/02                                200,000                   222,000
  Eletson Holdings Inc. 9.25% due
    11/15/03                                300,000                   303,750
                                                                  -----------
                                                                      525,750
UTILITIES -- 0.92%
  Ferrellgas Partners L P 9.375%
    due 06/15/06                            300,000                   309,000
  Midland Funding Corporation I
    10.33% due 07/23/02                     139,853                   150,692
                                                                  -----------
                                                                      459,692
WASTE MANAGEMENT -- 1.51%
  Allied Waste North America Inc.
    10.25% due 12/01/06                     700,000                   754,250
                                                                  -----------
TOTAL CORPORATE BONDS, CONVERTIBLE SECURITIES & COMMON
STOCKS
(IDENTIFIED COST $39,778,941)                                      40,970,495
-----------------------------------------------------------------------------
PREFERRED STOCK -- 0.67%
-----------------------------------------------------------------------------
ELECTRONICS -- 0.67%
  Qualcomm Financial Trust I                  7,000                   332,500
                                                                  -----------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $350,000)                                            332,500
-----------------------------------------------------------------------------
FOREIGN BONDS -- 10.21%
-----------------------------------------------------------------------------
BANKING -- 0.50%
  Banco Nacional Common Ext 8.00%
    due 07/18/02                        $   250,000                   247,500
BASIC INDUSTRIES -- 1.97%
  Cemex S A 12.75% due 07/15/06             850,000                   982,812
BROADCASTING -- 0.56%
  Grupo Televisa 11.875% due
    05/15/06                                250,000                   281,563
CONTAINERS/PACKAGING -- 0.84%
  Viacap Sa De Cv 11.375% due
    05/15/07                                400,000                   419,500
GOVERNMENT BOND -- 4.03%
  Argentina Rep 11.00% due 10/09/06         700,000                   779,625
  Mexico United Mexican States
    9.875% due 01/15/07                     500,000                   531,875
  Russian Federation 10.00% due
    06/26/07                                200,000                   198,750
  St. Petersburg Russia 9.50% due
    06/18/02                                500,000                   500,625
                                                                  -----------
                                                                    2,010,875

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT            VALUE
                                    -------------------   -------------------
OIL SERVICES -- 0.60%
  Petroleos Mexicanos 9.00% due
    06/01/07                            $   300,000           $       301,875
PAPER & FOREST PRODUCTS -- 0.60%
  Indah Kiat Finance Mautitius
    Limited, 10.00% due 07/01/07            300,000                   298,875
TRANSPORTATION -- 1.11%
  Greater Beijing First Expressway
    9.50% due 06/15/07                      100,000                   101,356
  TFM S A Ce C V 10.25% due
    06/15/07                                150,000                   152,437
  Transportacion Maritima Mexica
    10.00% due 11/15/06                     300,000                   302,250
                                                                  -----------
                                                                      556,043
TOTAL FOREIGN BONDS
(IDENTIFIED COST $4,959,843)                                        5,099,043
-----------------------------------------------------------------------------
U.S. TREASURY BILLS -- 2.50%
-----------------------------------------------------------------------------
  U.S. Treasury Bill 4.81% due
    09/04/97                                250,000                   247,829
  U.S. Treasury Bill 4.92% due
    07/03/97                                250,000                   249,931
  U.S. Treasury Bill 5.05% due
    07/03/97                                250,000                   249,930
  U.S. Treasury Bill 5.11% due
    07/03/97                                250,000                   249,929
  U.S. Treasury Bill 5.13% due
    07/03/97                                250,000                   249,929
                                                                  -----------
TOTAL U.S. TREASURY BILLS
(IDENTIFIED COST $1,247,548)                                        1,247,548
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.34%
-----------------------------------------------------------------------------
  State Street Bank & Trust Repurchase
  Agreement, 4.00% due 07/01/97
  Collateral: U.S. Treasury Note
  $2,165,000, 6.50% due 08/15/05
  Value $2,216,127                        2,170,000                 2,170,000
                                                                  -----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $2,170,000)                                        2,170,000
-----------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $48,506,332)                                 $    49,819,586
OTHER ASSETS LESS LIABILITIES -- 0.26%                                131,995
                                                                  -----------
NET ASSETS 100%                                               $    49,951,581
=============================================================================

(*) Non-income producing
(v) Variable interest rate security. Maturity date shown is the next interest reset date.

                See accompanying notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                 JUNE 30, 1997

                                                                                           INTERNATIONAL   HIGH-YIELD
                                               EQUITY       SMALL CAP        MANAGED          GROWTH          BOND
                                             PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO
                                            ------------   ------------   --------------   -------------   -----------
                 ASSETS:
Investments, at value.....................  $419,848,407   $262,403,633   $2,345,337,081    $ 75,906,805   $49,819,586
Foreign currency at value
  (cost -- $565,473)......................            --             --               --         563,974            --
Cash and other assets.....................         4,208          1,071            4,169           5,580         4,190
Receivable for foreign currency sold
  (net)...................................            --             --               --         968,459            --
Receivable for investments sold...........     4,062,720        765,287               --              --       870,438
Receivable for fund shares sold...........       529,420        498,967        2,949,927         208,681       214,224
Dividends receivable......................       372,179         89,303        1,042,944         350,560            --
Interest receivable.......................         1,714            144        1,058,346              --       833,372
                                            ------------   ------------   --------------     -----------   -----------
          Total assets....................   424,818,648    263,758,405    2,350,392,467      78,004,059    51,741,810
                                            ------------   ------------   --------------     -----------   -----------
               LIABILITIES:
Payable for investments purchased.........     2,341,034      5,006,377               --       1,644,972     1,734,793
Payable for fund shares redeemed..........       180,855        103,858          891,381          27,142        15,997
Investment advisory fee payable...........       269,590        163,827        1,382,330          51,588        25,226
Other accrued expenses....................        70,543         38,855          300,625          51,115        14,213
                                            ------------   ------------   --------------     -----------   -----------
          Total liabilities...............     2,862,022      5,312,917        2,574,336       1,774,817     1,790,229
                                            ------------   ------------   --------------     -----------   -----------
NET ASSETS:
Accumulated paid-in capital...............   283,447,766    182,608,803    1,429,979,531      62,539,081    47,876,545
Accumulated undistributed net investment
  income..................................     7,030,527      2,326,700       47,022,275       1,060,394            --
Accumulated undistributed net realized
  gain on investments.....................    17,460,112     38,845,591      133,031,961       3,280,801       761,782
Net unrealized appreciation on investments
  and translation of foreign currencies
  denominated amounts.....................   114,018,221     34,664,394      737,784,364       9,348,966     1,313,254
                                            ------------   ------------   --------------    ------------   -----------
          Total Net Assets................  $421,956,626   $258,445,488   $2,347,818,131    $ 76,229,242   $49,951,581
                                            ============   ============   ==============    ============   ===========
Fund shares outstanding...................    12,785,999     10,383,413       60,110,660      11,152,344     8,958,431
                                            ------------   ------------   --------------    ------------   -----------
Net asset value per share.................        $33.00         $24.89           $39.06           $6.84         $5.58
                                                  ======         ======           ======           =====         =====
INVESTMENTS AT COST.......................  $305,830,186   $227,739,239   $1,607,552,717    $ 67,529,007   $48,506,332

                See accompanying notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                      STATEMENT OF OPERATIONS (UNAUDITED)

                       FOR SIX MONTHS ENDED JUNE 30, 1997

                                                                                            INTERNATIONAL    HIGH-YIELD
                                                 EQUITY       SMALL CAP       MANAGED          GROWTH           BOND
                                               PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO
                                               ----------    -----------    ------------    -------------    ----------
INVESTMENT INCOME:
     Dividends................................  $2,332,775*  $   513,346    $ 13,321,417     $    835,691*   $   13,260
     Interest.................................   1,682,445       343,395       7,388,700          118,923     1,929,269
                                               -----------   -----------    ------------     ------------    ----------
          Total...............................   4,015,220       856,741      20,710,117          954,614     1,942,529
                                               -----------   -----------    ------------     ------------    ----------
OPERATING EXPENSES:
     Investment advisory fee..................   1,422,911       848,034       7,615,352          261,200       122,534
     Custodian and fund accounting fees.......      35,427        35,628         142,019           89,140        24,386
     Reports and notices to shareholders......      33,765        20,001         192,796            5,976         3,825
     Trustees' fees and expenses..............       8,561         7,618          28,200            5,633         5,426
     Audit and legal fees.....................      11,002        10,067          40,120            6,992         6,707
     Miscellaneous............................       3,830         3,557          27,275              612           648
                                               -----------   -----------    ------------     ------------    ----------
          Total operating expenses............   1,515,496       924,905       8,045,762          369,553       163,526
                                               -----------   -----------    ------------     ------------    ----------
            NET INVESTMENT INCOME (LOSS)......   2,499,724       (68,164)     12,664,355          585,061     1,779,003
                                               -----------   -----------    ------------     ------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET:
     Net realized gain on security
       transactions...........................   4,841,944    10,060,240      46,325,949        1,668,481       460,749
     Net realized loss on foreign currency
       transactions...........................          --            --              --          (37,380)           --
     Net realized loss on futures
       transactions...........................          --            --              --               --       (40,672)
                                               -----------   -----------    ------------     ------------    ----------
     Net realized gain on investments.........   4,841,944    10,060,240      46,325,949        1,631,101       420,077
     Net change in unrealized gain (loss) on
       investments and translation of foreign
       currencies denominated amounts.........  43,080,949    36,714,792     216,061,907        6,011,312       219,417
                                               -----------   -----------    ------------     ------------    ----------
          Net realized and unrealized gain
            (loss) on investments.............  47,922,893    46,775,032     262,387,856        7,642,413       639,494
                                               -----------   -----------    ------------     ------------    ----------
          NET INCREASE IN NET ASSETS RESULTING
            FROM OPERATIONS................... $50,422,617   $46,706,868    $275,052,211     $  8,227,474    $2,418,497
                                               ===========   ===========    ============     ============    ==========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

* Net of foreign taxes withheld of $21,109 and $126,629, respectively.

                         ENTERPRISE ACCUMULATION TRUST

                       STATEMENT OF CHANGES IN NET ASSETS

                                                         EQUITY PORTFOLIO                 SMALL CAP PORTFOLIO
                                                  ------------------------------     ------------------------------
                                                   (UNAUDITED)                        (UNAUDITED)
                                                   SIX MONTHS        YEAR ENDED       SIX MONTHS        YEAR ENDED
                                                      ENDED         DECEMBER 31,         ENDED         DECEMBER 31,
                                                  JUNE 30, 1997         1996         JUNE 30, 1997         1996
                                                  -------------     ------------     -------------     ------------
OPERATIONS:
  Net investment income (loss)..................  $   2,499,724     $  4,530,803     $     (68,164)    $  2,416,759
  Net realized gain on investments..............      4,841,944       12,678,406        10,060,240       28,896,623
  Net realized loss on futures..................             --               --                --             (900)
  Net change in unrealized gain (loss) on
     investments................................     43,080,949       34,566,579        36,714,792      (12,857,423)
                                                   ------------     ------------     -------------     ------------
     Net increase in net assets resulting from
       operations...............................     50,422,617       51,775,788        46,706,868       18,455,059
                                                   ------------     ------------     -------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income.........................             --         (983,203)               --       (1,108,977)
  Net realized gains............................             --       (3,099,385)               --       (2,010,186)
                                                   ------------     ------------     -------------     ------------
       Total dividends and distributions to
          shareholders..........................             --       (4,082,588)               --       (3,119,163)
                                                   ------------     ------------     -------------     ------------
FUND SHARE TRANSACTIONS:
  Net proceeds from sales.......................     96,863,875      141,947,982        37,782,888       53,086,228
  Reinvestment of dividends and distributions...             --        4,082,588                --        3,119,163
  Cost of shares redeemed.......................    (40,236,798)     (46,779,501)      (18,748,087)     (44,898,602)
                                                   ------------     ------------     -------------     ------------
  Net increase in net assets from fund share
     transactions...............................     56,627,077       99,251,069        19,034,801       11,306,789
                                                   ------------     ------------     -------------     ------------
       Total increase in net assets.............    107,049,694      146,944,269        65,741,669       26,642,685
NET ASSETS:
  Beginning of year.............................    314,906,932      167,962,663       192,703,819      166,061,134
                                                   ------------     ------------     -------------     ------------
  End of year...................................  $ 421,956,626     $314,906,932     $ 258,445,488     $192,703,819
                                                   ============     ============     =============     ============
SHARES ISSUED AND REDEEMED:
  Issued........................................      3,227,920        5,377,143         1,722,979        2,712,554
  Issued in reinvestment of dividends and
     distributions..............................             --          141,462                --          154,261
  Redeemed......................................     (1,353,945)      (1,801,187)         (869,237)      (2,320,780)
                                                   ------------     ------------     -------------     ------------
     Net increase...............................      1,873,975        3,717,418           853,742          546,035
                                                   ============     ============     =============     ============

                See accompanying notes to financial statements.

              MANAGED PORTFOLIO             INTERNATIONAL GROWTH PORTFOLIO       HIGH-YIELD BOND PORTFOLIO
      ---------------------------------     ------------------------------     ------------------------------
       (UNAUDITED)                           (UNAUDITED)                        (UNAUDITED)
        SIX MONTHS         YEAR ENDED        SIX MONTHS        YEAR ENDED       SIX MONTHS        YEAR ENDED
          ENDED           DECEMBER 31,          ENDED         DECEMBER 31,         ENDED         DECEMBER 31,
      JUNE 30, 1997           1996          JUNE 30, 1997         1996         JUNE 30, 1997         1996
      --------------     --------------     -------------     ------------     -------------     ------------
      $   12,664,355     $   34,357,948      $    585,061     $    469,448      $  1,779,003     $  2,054,070
          46,325,949         86,738,070         1,631,101        1,830,273           460,749          364,910
                  --                 --                --               --           (40,672)         (22,678)
         216,061,907        213,973,719         6,011,312        2,175,265           219,417          789,178
      --------------     --------------      ------------     ------------      ------------     ------------
         275,052,211        335,069,737         8,227,474        4,474,986         2,418,497        3,185,480
      --------------     --------------      ------------     ------------      ------------     ------------
                  --         (3,366,114)               --               --        (1,779,003)      (2,054,070)
                  --        (15,402,221)               --         (190,139)               --          (33,884)
      --------------     --------------      ------------     ------------      ------------     ------------
                  --        (18,768,335)               --         (190,139)       (1,779,003)      (2,087,954)
      --------------     --------------      ------------     ------------      ------------     ------------
         425,158,493        602,776,605        19,784,686       36,234,262        17,429,666       22,145,776
                  --         18,768,335                --          190,139         1,779,003        2,087,926
        (287,736,054)      (267,220,838)       (4,551,219)      (6,539,162)       (4,307,691)      (6,143,188)
      --------------     --------------      ------------     ------------      ------------     ------------
         137,422,439        354,324,102        15,233,467       29,885,239        14,900,978       18,090,514
      --------------     --------------      ------------     ------------      ------------     ------------
         412,474,650        670,625,504        23,460,941       34,170,086        15,540,472       19,188,040
       1,935,343,481      1,264,717,977        52,768,301       18,598,215        34,411,109       15,223,069
      --------------     --------------      ------------     ------------      ------------     ------------
      $2,347,818,131     $1,935,343,481      $ 76,229,242     $ 52,768,301      $ 49,951,581     $ 34,411,109
      ==============     ==============      ============     ============      ============     ============
          11,889,092         19,459,858         3,161,772        6,375,789         3,169,574        4,149,703
                  --            547,022                --           32,357           322,469          389,665
          (8,178,810)        (8,684,392)         (724,682)      (1,143,764)         (783,599)      (1,154,032)
      --------------     --------------      ------------     ------------      ------------     ------------
           3,710,282         11,322,488         2,437,090        5,264,382         2,708,444        3,385,336
      ==============     ==============      ============     ============      ============     ============

                See accompanying notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                                EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            (UNAUDITED)                         YEARS ENDED DECEMBER 31,
                                          SIX MONTHS ENDED     ----------------------------------------------------------
                                           JUNE 30, 1997             1996                 1995                 1994
                                          ----------------     ----------------     ----------------     ----------------
Net asset value, beginning of year......      $  28.86             $      23.35         $      18.14         $      17.95
                                              --------                 --------              -------              -------
Income from investment operations:
  Net investment income.................          0.13                     0.37                 0.33                 0.28
  Net realized and unrealized gain
     (loss) on investments..............          4.01                     5.52                 6.38                 0.41
                                              --------                 --------              -------              -------
          Total from investment
            operations..................          4.14                     5.89                 6.71                 0.69
                                              --------                 --------              -------              -------
Less dividends and distributions:
  Dividends to shareholders from net
     investment income..................            --                    (0.09)               (0.49)               (0.18)
  Distribution to shareholders from net
     capital gains......................            --                    (0.29)               (1.01)               (0.32)
                                              --------                 --------              -------              -------
          Total dividends and
            distributions...............            --                    (0.38)               (1.50)               (0.50)
                                              --------                 --------              -------              -------
Net asset value, end of year............      $  33.00             $      28.86         $      23.35         $      18.14
                                              ========                 ========              =======              =======
          Total return..................         14.35%(c)                25.22%               38.44%                3.87%
                                              --------                 --------              -------              -------
Net assets, end of year (000)...........      $421,957             $    314,907         $    167,963         $     88,583
                                              --------                 --------              -------              -------
Ratio of net operating expenses to
  average net assets....................          0.84%(b)                 0.81%                0.69%                0.67%
                                              --------                 --------              -------              -------
Ratio of net operating expenses
  (excluding waivers) to average net
  assets................................          0.84%(b)                 0.81%                0.72%                0.69%
                                              --------                 --------              -------              -------
Ratio of net investment income to
  average net assets....................          1.39%(b)                 1.94%                1.94%                1.81%
                                              --------                 --------              -------              -------
Ratio of net investment income
  (excluding waivers) to average net
  assets................................          1.39%(b)                 1.94%                1.91%                1.79%
                                              --------                 --------              -------              -------
Portfolio turnover......................            13%(b)                 % 30                 % 29                 % 38
                                              --------                 --------              -------              -------
Average commission per share (a)........      $ 0.0576             $     0.0567
                                              --------                 --------

                                                1993                 1992
                                          ----------------     ----------------
Net asset value, beginning of year......      $      17.23         $      15.24
                                                   -------               ------
Income from investment operations:
  Net investment income.................              0.18                 0.17
  Net realized and unrealized gain
     (loss) on investments..............              1.13                 2.49
                                                   -------               ------
          Total from investment
            operations..................              1.31                 2.66
                                                   -------               ------
Less dividends and distributions:
  Dividends to shareholders from net
     investment income..................             (0.17)               (0.24)
  Distribution to shareholders from net
     capital gains......................             (0.42)               (0.43)
                                                   -------               ------
          Total dividends and
            distributions...............             (0.59)               (0.67)
                                                   -------               ------
Net asset value, end of year............      $      17.95         $      17.23
                                                   =======               ======
          Total return..................              7.85%               17.90%
                                                   -------               ------
Net assets, end of year (000)...........      $     66,172         $     33,581
                                                   -------               ------
Ratio of net operating expenses to
  average net assets....................              0.72%                0.79%
                                                   -------               ------
Ratio of net operating expenses
  (excluding waivers) to average net
  assets................................              0.72%                0.79%
                                                   -------               ------
Ratio of net investment income to
  average net assets....................              1.47%                1.48%
                                                   -------               ------
Ratio of net investment income
  (excluding waivers) to average net
  assets................................              1.47%                1.48%
                                                   -------               ------
Portfolio turnover......................              % 15                 % 27
                                                   -------               ------
Average commission per share (a)........

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
(a) Disclosure not applicable to periods prior to 1996. Represents average commission rate per share charged to the fund on purchases and sales of equity investments on which commissions were charged during the period.
(b) Annualized.
(c) Not annualized.

                         ENTERPRISE ACCUMULATION TRUST

                              SMALL CAP PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           (UNAUDITED)                         YEARS ENDED DECEMBER 31,
                                         SIX MONTHS ENDED     -----------------------------------------------------------
                                          JUNE 30, 1997         1996         1995         1994         1993        1992
                                         ----------------     --------     --------     --------     --------     -------
Net asset value, beginning of year......     $  20.22         $  18.48     $  17.56     $  18.62     $  16.72     $ 15.11
                                             --------         --------     --------     --------     --------     -------
Income from investment operations:
  Net investment income.................        (0.03)            0.25         0.32         0.19         0.10        0.09
  Net realized and unrealized gain
     (loss) on investments..............         4.70             1.82         1.75        (0.16)        2.98        3.05
                                             --------         --------     --------     --------     --------     -------
          Total from investment
            operations..................         4.67             2.07         2.07         0.03         3.08        3.14
                                             --------         --------     --------     --------     --------     -------
Less dividends and distributions:
  Dividends to shareholders from net
     investment income..................           --            (0.12)       (0.40)       (0.10)       (0.10)      (0.10)
  Distribution to shareholders from net
     capital gains......................           --            (0.21)       (0.75)       (0.99)       (1.08)      (1.43)
                                             --------         --------     --------     --------     --------     -------
          Total dividends and
            distributions...............           --            (0.33)       (1.15)       (1.09)       (1.18)      (1.53)
                                             --------         --------     --------     --------     --------     -------
Net asset value, end of year............     $  24.89         $  20.22     $  18.48     $  17.56     $  18.62     $ 16.72
                                             ========         ========     ========     ========     ========     =======
          Total return..................        23.10%(c)        11.21%       12.28%         .02%       19.51%      21.49%
                                             --------         --------     --------     --------     --------     -------
Net assets, end of year (000)...........     $258,445         $192,704     $166,061     $144,880     $105,635     $31,211
                                             --------         --------     --------     --------     --------     -------
Ratio of net operating expenses to
  average net assets....................         0.87%(b)         0.84%        0.69%        0.66%        0.74%       0.86%
                                             --------         --------     --------     --------     --------     -------
Ratio of net operating expenses
  (excluding waivers) to average net
  assets................................         0.87%(b)         0.84%        0.72%        0.67%        0.74%       0.86%
                                             --------         --------     --------     --------     --------     -------
Ratio of net investment income to
  average net assets....................        (0.06)%(b)        1.35%        1.86%        1.30%        1.06%       1.05%
                                             --------         --------     --------     --------     --------     -------
Ratio of net investment income
  (excluding waivers) to average net
  assets................................        (0.06)%(b)        1.35%        1.83%        1.29%        1.06%       1.05%
                                             --------         --------     --------     --------     --------     -------
Portfolio turnover......................           62%(b)          137%          70%          58%          70%        105%
                                             --------         --------     --------     --------     --------     -------
Average commission rate per share (a)...     $ 0.0480         $ 0.0480
                                             --------         --------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
(a) Disclosure not applicable to periods prior to 1996. Represents average commission rate per share charged to the fund on purchases and sales of equity investments on which commissions were charged during the period.
(b) Annualized.
(c) Not annualized.

                         ENTERPRISE ACCUMULATION TRUST

                               MANAGED PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       (UNAUDITED)                            YEARS ENDED DECEMBER 31,
                                     SIX MONTHS ENDED     ----------------------------------------------------------------
                                      JUNE 30, 1997          1996           1995          1994         1993         1992
                                     ----------------     ----------     ----------     --------     --------     --------
Net asset value, beginning of
  year..............................    $    34.31        $    28.06     $    20.82     $  21.35     $  20.11     $  17.56
                                        ----------        ----------       --------     --------     --------     --------
Income from investment operations:
  Net investment income.............          0.17              0.59           0.40         0.40         0.46         0.25
  Net realized and unrealized gain
     (loss) on investments..........          4.58              5.99           8.97         0.15         1.55         2.95
                                        ----------        ----------       --------     --------     --------     --------
          Total from investment
            operations..............          4.75              6.58           9.37         0.55         2.01         3.20
                                        ----------        ----------       --------     --------     --------     --------
Less dividends and distributions:
  Dividends to shareholders from net
     investment income..............            --             (0.06)         (0.75)       (0.46)       (0.24)       (0.27)
  Distribution to shareholders from
     net capital gains..............            --             (0.27)         (1.38)       (0.62)       (0.53)       (0.38)
                                        ----------        ----------       --------     --------     --------     --------
          Total dividends and
            distributions...........            --             (0.33)         (2.13)       (1.08)       (0.77)       (0.65)
                                        ----------        ----------       --------     --------     --------     --------
Net asset value, end of year........    $    39.06        $    34.31     $    28.06     $  20.82     $  21.35     $  20.11
                                        ==========        ==========       ========     ========     ========     ========
          Total return..............         13.84%(c)         23.47%         46.89%        2.57%       10.39%       18.65%
                                        ----------        ----------       --------     --------     --------     --------
Net assets, end of year (000).......    $2,347,818        $1,935,343     $1,264,718     $689,252     $525,163     $236,175
                                        ----------        ----------       --------     --------     --------     --------
Ratio of net operating expenses to
  average net assets................          0.76%(b)          0.74%          0.67%        0.64%        0.66%        0.69%
                                        ----------        ----------       --------     --------     --------     --------
Ratio of net operating expenses
  (excluding waivers) to average net
  assets............................          0.76%(b)          0.74%          0.67%        0.64%        0.66%        0.69%
                                        ----------        ----------       --------     --------     --------     --------
Ratio of net investment income to
  average net assets................          1.20%(b)          2.16%          1.80%        2.23%        3.21%        2.06%
                                        ----------        ----------       --------     --------     --------     --------
Ratio of net investment income
  (excluding waivers) to average net
  assets............................          1.20%(b)          2.16%          1.80%        2.23%        3.21%        2.06%
                                        ----------        ----------       --------     --------     --------     --------
Portfolio turnover..................            26%(b)            29%            31%          33%          21%          23%
                                        ----------        ----------       --------     --------     --------     --------
Average commission per share (a)....    $   0.0576        $   0.0531
                                        ----------        ----------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
(a) Disclosure not applicable to periods prior to 1996. Represents average commission rate per share charged to the fund on purchases and sales of equity investments on which commissions were charged during the period.
(b) Annualized.
(c) Not annualized.

                         ENTERPRISE ACCUMULATION TRUST

                         INTERNATIONAL GROWTH PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               YEARS ENDED
                                                          (UNAUDITED)         DECEMBER 31,             PERIOD OF
                                                        SIX MONTHS ENDED   -------------------     NOVEMBER 18, 1994-
                                                         JUNE 30, 1997      1996        1995       DECEMBER 31, 1994
                                                        ----------------   -------     -------     ------------------
Net asset value, beginning of year....................      $   6.05       $  5.39     $  4.96          $   5.00
                                                            --------       -------     -------          --------
Income from investment operations:
     Net investment income............................          0.04          0.05        0.04                --
     Net realized and unrealized gain (loss) on
       investments....................................          0.75          0.63        0.67             (0.04)
                                                            --------       -------     -------          --------
          Total from investment operations............          0.79          0.68        0.71             (0.04)
                                                            --------       -------     -------          --------
Less dividends and distributions:
     Dividends to shareholders from net investment
       income.........................................            --            --       (0.04)               --
     Distribution to shareholders from net capital
       gains..........................................            --         (0.02)      (0.24)               --
                                                            --------       -------     -------          --------
          Total dividends and distributions...........            --         (0.02)      (0.28)               --
                                                            --------       -------     -------          --------
Net asset value, end of year..........................      $   6.84       $  6.05     $  5.39          $   4.96
                                                            ========       =======     =======          ========
          Total return................................         12.89%(c)     12.65%      14.64%            (1.00)%(c)
                                                            --------       -------     -------          --------
Net assets, end of year (000).........................      $ 76,229       $52,768     $18,598          $  3,247
                                                            --------       -------     -------          --------
Ratio of net operating expenses to average net
  assets..............................................          1.19%(b)      1.38%       1.55%             1.55% (b)
                                                            --------       -------     -------          --------
Ratio of net operating expenses (excluding waivers) to
  average net assets..................................          1.19%(b)      1.38%       2.21%             8.85% (b)
                                                            --------       -------     -------          --------
Ratio of net investment income to average net
  assets..............................................          1.89%(b)      1.32%       1.17%             0.80% (b)
                                                            --------       -------     -------          --------
Ratio of net investment income (excluding waivers) to
  average net assets..................................          1.89%(b)      1.32%       0.51%            (6.34)%(b)
                                                            --------       -------     -------          --------
Portfolio turnover....................................            24%(b)        21%         27%                0%
                                                            --------       -------     -------          --------
Average commission per share (a)......................      $ 0.0273       $0.0224
                                                            --------       -------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
(a) Disclosure not applicable to periods prior to 1996. Represents average commission rate per share charged to the fund on purchases and sales of equity investments on which commissions were charged during the period.
(b) Annualized.
(c) Not annualized.

                         ENTERPRISE ACCUMULATION TRUST

                           HIGH-YIELD BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               YEARS ENDED
                                                        (UNAUDITED)           DECEMBER 31,             PERIOD OF
                                                      SIX MONTHS ENDED     -------------------     NOVEMBER 18, 1994-
                                                       JUNE 30, 1997        1996        1995       DECEMBER 31, 1994
                                                      ----------------     -------     -------     ------------------
Net asset value, beginning of year..................      $   5.51         $  5.31     $  4.98           $ 5.00
                                                            ------         -------     -------           ------
Income from investment operations:
     Net investment income..........................          0.24            0.45        0.45             0.04
     Net realized and unrealized gain (loss) on
       investments..................................          0.07            0.21        0.35            (0.01)
                                                            ------         -------     -------           ------
          Total from investment operations..........          0.31            0.66        0.80             0.03
                                                            ------         -------     -------           ------
Less dividends and distributions:
     Dividends to shareholders from net investment
       income.......................................         (0.24)          (0.45)      (0.45)           (0.05)
     Distribution to shareholders from net capital
       gains........................................            --           (0.01)      (0.02)              --
                                                            ------         -------     -------           ------
          Total dividends and distributions.........         (0.24)          (0.46)      (0.47)           (0.05)
                                                            ------         -------     -------           ------
Net asset value, end of year........................      $   5.58         $  5.51     $  5.31           $ 4.98
                                                            ------         -------     -------           ------
          Total return..............................          5.70%(c)       12.93%      16.59%            0.50%(c)
                                                            ------         -------     -------           ------
Net assets, end of year (000).......................      $ 49,952         $34,411     $15,223           $1,421
                                                            ------         -------     -------           ------
Ratio of net operating expenses to average net
  assets............................................          0.79%(b)        0.85%       0.85%            0.85%(b)
                                                            ------         -------     -------           ------
Ratio of net operating expenses (excluding waivers)
  to average net assets.............................          0.79%(b)        0.94%       1.59%            7.80%(b)
                                                            ------         -------     -------           ------
Ratio of net investment income to average net
  assets............................................          8.64%(b)        8.57%       8.51%            7.84%(b)
                                                            ------         -------     -------           ------
Ratio of net investment income (excluding waivers)
  to average net assets.............................          8.64%(b)        8.48%       7.77%            0.80%(b)
                                                            ------         -------     -------           ------
Portfolio turnover..................................           183%(b)         175%        115%               0%
                                                            ------         -------     -------           ------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
(b) Annualized.
(c) Not annualized.

                         ENTERPRISE ACCUMULATION TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 JUNE 30, 1997

1. ORGANIZATION OF THE TRUST

     Enterprise Accumulation Trust (the "Trust") was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of five classes of shares of beneficial interest at $.01 par value: the Equity Portfolio, the Small Cap Portfolio, the Managed Portfolio, the International Growth Portfolio and the High-Yield Bond Portfolio. The Trust serves as an investment vehicle for MONYMaster, a flexible payment variable annuity policy, and MONY Equity Master, a flexible premium variable universal life insurance policy, both issued by MONY America, a wholly-owned subsidiary of The Mutual Life Insurance Company of New York, Inc. ("MONY"). The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     Valuation of Investments -- Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System, are valued each business day at the last reported sales price. If there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

     Special Valuation Risk -- The high-yield securities in which the High-Yield Bond Portfolio may invest may be considered speculative in regard to the issuer's continuing ability to meet principal and interest payments. The value of the lower rated securities in which the High-Yield Bond Portfolio may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

     Repurchase Agreements -- Each Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio's holding period. Under each repurchase agreement, the selling institution is required to maintain, as collateral, securities whose market value (including interest) is at least equal to the repurchase price.

     Futures Contracts -- Upon entering into such a contract, a Portfolio is required to deposit with the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments, known as "variation margin," are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and reverses any unrealized appreciation or depreciation previously recorded. There were no open futures contracts held in any of the Portfolios at June 30, 1997.

     Foreign Currency Translation -- Securities and other assets and liabilities of the International Growth Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains and losses are realized upon ultimate receipt or disbursement. The Trust does not isolate that portion of its realized and unrealized gains on investments from changes in foreign exchange rates from fluctuations arising from changes in the market prices of the investments.

                         ENTERPRISE ACCUMULATION TRUST

                                 JUNE 30, 1997

     Security Transactions and Income Recognition -- Security transactions are recorded on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accredited or amortized to interest income over the lives of the respective securities.

     Expenses -- Each portfolio bears expenses incurred specifically on its behalf as well as a portion of the common expenses of the Trust.

     Federal Income Taxes -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

     Use of Estimates in Preparation of Financial Statements -- Preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FORWARD CURRENCY CONTRACTS

     As part of its investment program, the International Growth Portfolio utilizes forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio enters into forward contracts only for hedging purposes. At June 30, 1997, the International Growth Portfolio had entered into various forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Outstanding contracts at June 30, 1997 are as follows:

                           CONTRACT TO                 NET UNREALIZED
SETTLEMENT     -----------------------------------     APPRECIATION/
   DATE            RECEIVE             DELIVER         (DEPRECIATION)
----------     ---------------     ---------------     --------------
7/18/97        USD   2,638,385     AUD   3,400,000       $   68,439
7/18/97        USD   1,459,929     BEL  48,000,000          124,184
7/18/97        CAD   1,150,000     USD     859,480          (25,680)
7/18/97        CHF   4,950,000     USD   3,493,393          (95,352)
7/18/97        USD     782,706     CHF   1,050,000           61,910
7/18/97        DEM   3,250,000     USD   1,950,589          (84,629)
7/18/97        USD   2,408,787     DEM   3,750,000          255,756
7/18/97        ESP 105,000,000     USD     736,863          (24,175)
7/18/97        USD     791,348     ESP 105,000,000           78,660
7/18/97        FRF  25,400,000     USD   4,478,578         (151,057)
7/18/97        USD   4,819,007     FRF  25,400,000          491,487
7/18/97        JPY 310,579,920     GBP   1,640,000          (12,574)
7/18/97        GBP     750,000     USD   1,221,953           26,368
7/18/97        USD   1,179,422     GBP     710,000           (2,322)
7/18/97        USD     529,762     HKD   4,100,000              664
7/18/97        USD   3,630,598     JPY 424,000,000          (78,738)
7/18/97        JPY 332,000,000     USD   2,737,395          167,085
7/18/97        NLG   4,000,000     USD   2,124,680          (84,192)
7/18/97        USD   2,946,393     NLG   5,150,000          319,265
7/18/97        SEK  13,100,000     USD   1,761,346          (66,640)
                                                         ----------
                                                         $  968,459
                                                         ==========

     Net unrealized appreciation on these contracts at June 30, 1997 is included in receivable for foreign currency sold (net) in the accompanying financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                                 JUNE 30, 1997

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment advisory fee is payable monthly to Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly-owned subsidiary of MONY, and is computed as a percentage of each Portfolio's net assets as of the close of business each day and is as follows: for each of the Equity, Small Cap, and Managed Portfolios, .80% for the first $400 million, .75% for the next $400 million, and .70% for net assets over $800 million; .85% for the International Growth Portfolio and .60% for the High-Yield Bond Portfolio.

     Enterprise Capital has agreed to reimburse the Portfolios for expenses incurred in excess of a percentage of average net assets. The percentages are as follows: Equity -- .95%, Small Cap -- .95%, Managed -- .95%, International Growth Portfolio -- 1.55% and High-Yield Bond Portfolio -- .85%.

     Enterprise Capital has entered into sub-advisory agreements with various investment advisers as Portfolio Managers for the Trust. A portion of the management fee received by Enterprise Capital is paid to the Portfolio Manager.

5. PURCHASES AND SALES OF SECURITIES

     For the six months ended June 30, 1997, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

                                                                                        STOCKS AND BONDS
                                                                                  ----------------------------
                                   PORTFOLIO                                       PURCHASES         SALES
-------------------------------------------------------------------------------   ------------    ------------
Equity.........................................................................   $ 39,669,768    $ 19,885,973
Small Cap......................................................................     67,930,288      61,620,362
Managed........................................................................    332,232,111     245,707,785
International Growth...........................................................     22,119,577       6,845,529
High-Yield Bond................................................................     48,034,481      34,610,289

6. TAX MATTERS AND DISTRIBUTIONS

     At June 30, 1997, the composition of unrealized appreciation (depreciation) of investment securities and the cost of investment for Federal income tax purposes were as follows:

                                                                                                      NET APPRECIATION
                      PORTFOLIO                           TAX COST      APPRECIATION   DEPRECIATION    (DEPRECIATION)
------------------------------------------------------ --------------   ------------   ------------   ----------------
Equity................................................ $  305,831,217   $114,210,757   $   (193,567)    $114,017,190
Small Cap.............................................    228,054,661     42,987,395     (8,638,423)      34,348,972
Managed...............................................  1,607,574,902    739,895,025     (2,132,846)     737,762,179
International Growth..................................     67,611,732      9,930,293     (1,635,220)       8,295,073
High-Yield Bond.......................................     48,523,649      1,452,195       (156,258)       1,295,937

     The Equity, Small Cap, Managed and International Growth Portfolios:
Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The High-Yield Bond Portfolio: Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures and options transactions, losses deferred due to wash sales, foreign currency transactions, investments in passive foreign investment companies and excise tax regulations.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Any taxable gain remaining at fiscal year end is distributed in the following year.

TRUSTEES AND PRINCIPAL OFFICERS

Victor Ugolyn                                  Trustee, Chairman, President and
                                               Chief Executive Officer
Arthur T. Dietz                                Trustee
Samuel J. Foti                                 Trustee
Arthur Howell                                  Trustee
William A. Mitchell, Jr.                       Trustee
Lonnie H. Pope                                 Trustee
Michael I. Roth                                Trustee
Phillip G. Goff                                Vice President
Catherine R. McClellan                         Secretary
Herbert M. Williamson                          Treasurer

INVESTMENT ADVISER

Enterprise Capital Management, Inc.
Atlanta Financial Center
3343 Peachtree Road, Suite 450
Atlanta, Georgia 30326

DISTRIBUTING BROKER/DEALER

Enterprise Fund Distributors, Inc.
Atlanta Financial Center
3343 Peachtree Road, Suite 450
Atlanta, Georgia 30326
(800) 432-4320

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
P. O. Box 1713
Boston, Massachusetts 02105

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
1100 Campanile Building
1155 Peachtree Street
Atlanta, Georgia 30309

     This report is authorized for distribution only to shareholders and to others who have received a copy of this Trust's prospectus.

                             OCC ACCUMULATION TRUST

                                   MANAGED BY

                            [OPCAP ADVISERS LOGO]

     We are pleased to report on the investment activities and results of the portfolios in the OCC Accumulation Trust for the first half of 1997, a favorable period for investors. Stock prices rose sharply during the half while bonds delivered moderate returns.

     With its continued sharp advance in the 1997 first half, the stock market has been exceptionally strong for the past two-and-a-half years. As measured by the total return of the Standard & Poor's 500 Index, the U.S. stock market has risen 104% in the 30 months from year end 1994 through the end of June 1997, matching its steepest ascent in history -- a 104% gain achieved in a 30-month span of 1954-56. This recent performance has been driven by a sustained economic environment of moderate growth, low inflation and low interest rates.

     Throughout this period, we have remained disciplined in our investment approach, and have delivered favorable returns with what we believe to be below-market risk. All the equity portfolios in the OCC Accumulation Trust ranked in the top half of their respective mutual fund categories for the 1997 first half, despite the inherently conservative nature of our investment philosophy, and each has a very strong performance record over longer periods.

     Simply stated, our investment philosophy is to buy good companies at reasonable price. By doing so, we seek to preserve capital, manage risk and generate excellent returns. Although our philosophy is relatively simple, implementing that philosophy is complex and requires hard work and intensive in-depth research to find companies which meet our criteria.

     In today's world, when so many investors are seeking instant gratification, we are sometimes able to acquire quality companies inexpensively when they have a temporary misstep such as a quarterly earnings disappointment. We also try to capitalize on changes in corporate direction and strategy which increase a company's intrinsic value. Often, the market is slow to respond to positive changes, creating opportunity for the astute value investor. We believe our focus on value and our long-term perspective are a tremendous advantage in a stock market which is often driven by transitory considerations.

The portfolios in the OCC Accumulation Trust are intended for the long-term investor seeking to preserve capital and make it grow. Looking ahead, we remain dedicated to preserving capital in all market conditions by being disciplined in our value philosophy and not overpaying for securities, whether stocks or bonds.

                                EQUITY PORTFOLIO

     The Equity Portfolio owns a diverse group of large-capitalization and mid-capitalization stocks. The Portfolio continued its excellent long-term record of providing consistent returns through a variety of market conditions. The Portfolio's total return in the first half was 13.7%, compared with a total return of 20.6% with dividends included for the Standard & Poor's 500 Index (S&P
500), an unmanaged index of 500 of the largest corporations weighted by market capitalization. The Portfolio's performance exceeded the 9.7% average total return for the funds in Lipper's Variable Insurance Products Performance Service Report capital appreciation category. The Portfolio ranked 14th among the 42 funds in this Lipper universe for the half.

     One of the extraordinary aspects of the six-month period was that every fund in the Lipper capital appreciation universe trailed the return of the S&P
500. This reflects the fact that the strong gains of the S&P 500 were driven primarily by a limited number of very large-capitalization stocks. Broader market indexes, which give less weight to the largest companies, generally showed much smaller gains than the S&P 500 in the period. We believe our first-half performance was reasonable both in terms of comparable funds and given the risk-averse nature of our investment philosophy. We do not necessarily expect to beat the S&P 500 when the market rises sharply over relatively short periods. We are more concerned about delivering strong long-term results and avoiding large losses when the market declines.

     For the 12 months ended June 30, 1997, the Portfolio provided a total return of 26.6%, surpassing the 15.1% average return for the funds in the Lipper capital appreciation category. The Portfolio's 12-month performance was eighth among the 42 funds in this Lipper universe. The return on the S&P 500 was 34.7% in the 12 months.

     The Portfolio has generated favorable returns over time, with what we believe to be below-market risk. For the five years ended June 30, 1997, the Portfolio provided an average annual total return of 19.9%*, compared with the 19.8% average annual return of the S&P 500. This performance was eighth among the 19 funds in the Lipper capital appreciation category. Since its inception on August 1, 1988, the Portfolio has generated an average annual total return of 17.2%*, compared with 17.6% for the S&P 500. Returns for the Portfolio take into account expenses incurred by the Portfolio, but not separate account charges imposed by the insurance company.

     The Fund invests in companies with what we consider to have superior business characteristics, and which are trading in the market at prices well below what we consider to be their inherent worth. Many of the companies owned by the Portfolio are in seemingly mundane businesses, yet their leadership positions permit them to earn high and improving returns on capital. Caterpillar, Inc. (earth-moving equipment and diesel engines) is a low-cost, highest-quality producer worldwide, and its service network represents a formidable barrier to entry by competitors. LucasVarity PLC (auto components and small diesel engines) has strong worldwide market positions and significant cost-cutting and marketing opportunities as a result of the recent combination of two predecessor companies. In both of these companies, as well as in other companies owned by the Portfolio, management has focused on maximizing cash flow returns on capital and using that cash flow to create wealth for shareholders, such as by investing in high-return business opportunities or repurchasing shares.

     Even when we identify a business that meets our criteria, including high, sustainable returns on capital, we are very conscious about not paying too much for the company's stock. Buying stocks at reasonable valuations is very important to us, since the price we pay should be low enough to offer both significant opportunity for investment profit and meaningful protection against a severe price decline. We believe our focus on value and our long-term perspective are a tremendous advantage in a stock market which is often driven by transitory considerations.

---------------
* Based on results of the OCC Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds -- the Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Equity Portfolio immediately after the transaction were $86,789,755 in the Old Trust and $3,764,598 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Equity Portfolio of the Present Trust reflect the performance of the Equity Portfolio of the Old Trust.

     In the 1997 first half, we established a new position in EG&G, Inc. and increased the Portfolio's holdings of ACE, Ltd., Armstrong World Industries, Inc., Canadian Pacific Ltd., General Re Corp. and Lockheed Martin Corp. We eliminated the Portfolio's investments in Columbia/HCA Healthcare Corp., CSX Corp., Electronic Arts, Inc., Shaw Industries and TCI Satellite Entertainment, Inc. and reduced its positions in American International Group, Inc. and Everest Reinsurance Holdings, Inc.

     Net assets were allocated 80% to common stocks and 20% to cash and cash equivalents at June 30, 1997. The Portfolio's above-average cash position is a buffer against market volatility and, more importantly, provides a resource to purchase quality stocks opportunistically as they become available at attractive prices.

     The Portfolio's five largest equity positions at June 30, 1997 were EXEL Ltd., a strongly capitalized specialty insurance company based in Bermuda, representing 5.1% of the Portfolio's net assets; ACE, Ltd., a Bermuda-based provider of excess liability insurance, 4.9% of net assets; Caterpillar, Inc., which manufactures earth-moving equipment and diesel engines, 3.8% of net assets; General Re Corp., a leading insurance company, 3.6% of net assets; and Lockheed Martin Corp., a major aerospace and defense contractor, 3.3% of net assets.

     Major industry positions were in the insurance sector, 23.2% of the Portfolio's net assets; banking, 6.4% of net assets; aerospace/defense, 5.3% of net assets; miscellaneous financial services, 5.3% of net assets; and manufacturing, 4.1% of net assets.

                              SMALL CAP PORTFOLIO

     The Small Cap Portfolio delivered excellent returns in both the six and 12 months ended June 30, 1997, significantly exceeding the Russell 2000 Index with dividends included (Russell 2000), a widely followed benchmark which includes smaller capitalization stocks. We achieved these results by being disciplined in our approach of buying reasonably valued companies based on their business fundamentals.

     The Portfolio's total return in the first half of 1997 was 14.6%, outpacing both the 10.2% return of the Russell 2000 and the 8.1% average total return for the small company growth funds in Lipper's Variable Insurance Products Performance Analysis Service Report. The Portfolio ranked sixth among the 53 funds in this Lipper universe.

     For the 12 months ended June 30, 1997, the Portfolio's total return of 25.5% surpassed the 16.3% return of the Russell 2000 and the 14.2% average return for the funds in the Lipper small company growth funds category. The Portfolio's 12-month results ranked sixth among the 48 funds in this Lipper universe.

     For the five years ended June 30, 1997, the Portfolio provided an average annual total return of 16.0%*, compared with 17.9% for the Russell 2000. The Portfolio's five-year performance was sixth among the seven funds in the Lipper small company growth funds category. From its inception on August 1, 1988 through June 30, 1997, the Portfolio generated an average annual total return of 15.6%*, exceeding the 13.5% average annual total return of the Russell 2000. Returns for the Portfolio take into account expenses incurred by the Portfolio, but not separate account charges imposed by the insurance company.

     The Portfolio invests in undervalued smaller companies with strong competitive positions, high returns on capital and shareholder-oriented managements. Although small-cap stocks as a class have underperformed large-cap stocks for the past three years, we have achieved favorable returns, with what we believe to be below-market risk, by being highly selective in our investments.

     Rather than purchasing start-up companies or highly volatile speculative issues, we concentrate on companies with proven business records, solid financials and good growth prospects. Magellan Health Services, Inc., the Portfolio's largest holding, exemplifies the qualities we look for in an investment, including high returns on invested capital, a leading competitive position to help protect those returns, significant free cash flow which is being used to create shareholder value and a management team oriented toward shareholder interests. Magellan is the largest behavioral health care company in the U.S. The company recently sold its brick-and-mortar hospital business, realizing about $400 million of cash, which it is using to make acquisitions that complement its managed-care business. Magellan is now focused solely on providing managed-care mental health programs for corporations and government agencies. It is the leader in this field, which offers excellent prospects for revenue and earnings growth. At a recent price of about $30 a share, or about 15 times anticipated fiscal 1998 earnings, and with its strong cash flow and favorable growth characteristics, we consider the stock to be an attractive value.

     During the 1997 first half, we established new positions in the common stocks of Ametek, Inc., Durco International, Inc., JLG Industries, Inc., Jostens, Inc., KCS Energy, Inc. and A. Schulman, Inc. Increased positions included E.W. Blanch Holdings, Inc., Magellan Health Services, Inc., St. Mary Land & Exploration Co., Wang Laboratories, Inc. and Westpoint Stevens, Inc. (Class A).

     We eliminated the Portfolio's holdings of ACE, Ltd., Alltrista Corp., Arrow Electronics, Inc., Exabyte Corp. and Jason, Inc. Reductions included Horace Mann Educators Corp., Katz Media Group, Inc., SpaceLabs Medical, Inc. and United Dominion Industries, Ltd.

     At June 30, 1997, the Portfolio's net assets were allocated 85% to common stocks and securities convertible into common stocks and 15% to cash and cash equivalents. The five largest equity positions at the

---------------
* Based on results of the OCC Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds -- the Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

end of June were Magellan Health Services, Inc., the largest provider of managed-care behavioral health services in the U.S., representing 3.4% of the Portfolio's net assets; Wang Laboratories, Inc., a systems integration and computer maintenance firm, 2.8% of net assets; St. Mary Land & Exploration Co., an oil and gas exploration and production company, 2.7% of net assets; E.W. Blanch Holdings, Inc., an insurance broker, 2.6% of net assets; and A. Schulman, Inc., which produces plastics and resins, 2.4% of net assets.

     Major industry positions were in the insurance sector, representing 12.8% of the Portfolio's net assets; manufacturing, 9.0% of net assets; printing and publishing, 6.8% of net assets; electronics, 5.8% of net assets; and energy, 5.5% of net assets.

                               MANAGED PORTFOLIO

     The Managed Portfolio invests in stocks, bonds and cash equivalents, with a bias toward stocks, which have outperformed other classes of investments for nearly every five-year period since the Depression. The Portfolio has consistently ranked as one of the top-performing funds in Lipper's Variable Insurance Products Performance Analysis Service Report flexible portfolio funds category.

     In the 1997 first half, the Portfolio delivered a total return of 14.0%, exceeding the average total return of 10.4% for the funds in the Lipper flexible portfolio universe, although below the total return of 20.6% with dividends included for the Standard & Poor's 500 Index (S&P 500), an unmanaged index of 500 of the largest corporations weighted by market capitalization. As these performance numbers indicate, most fund managers have trailed the S&P 500 in recent months. During this period, the strong gains of the S&P 500 have been driven primarily by a limited number of very large-capitalization stocks. Broader market indexes, which give less weight to the largest companies, have generally shown much smaller gains than the S&P 500.

     We believe our performance in the 1997 first half continued to be favorable given the nature of the fund and the risk-averse character of our investment philosophy. The Portfolio's first-half performance ranked seventh among the 84 funds in the Lipper flexible portfolio category.

     With a total return of 28.5% for the 12 months ended June 30, 1997, the Portfolio exceeded the 19.4% average return of the funds in the Lipper flexible portfolio category and ranked second among the 78 funds for the period. The return on the S&P 500 was 34.7% in the 12 months.

     For the five years ended June 30, 1997, the Portfolio delivered an average annual return of 21.0%*, compared with 19.8% for the S&P 500. The Portfolio's five-year performance was second among the 50 funds in the Lipper flexible portfolio category. Since its inception on August 1, 1988, the Portfolio has provided an average annual total return of 20.6%*, exceeding the 17.6% return for the S&P 500. Returns for the Portfolio take into account expenses incurred by the Portfolio, but not separate account charges imposed by the insurance company.

     The Portfolio invests in businesses that are worth inherently more, in our judgment, than their asking prices. Looked at another way, we hope to preserve our shareholders' capital in all market conditions, including market corrections, because we remain disciplined about not overpaying for stocks and because the businesses in which we invest tend to generate excess cash which they use to create long-term value for shareholders. We focus on individual companies and try to understand where their businesses are going over the next several years, and are less concerned about attempting to predict where the stock market is heading in the next month.

     We expect the companies owned by the Portfolio to continue to improve their results. The pending merger of McDonnell Douglas Corp. with Boeing Co. should enable our McDonnell Douglas holding to perform well. In the coming months, we expect E.I. du Pont de Nemours & Co. to announce a restructuring which will spur its business performance. While the market has mistakenly, in our view, neglected Citicorp stock much of this year, its business, particularly the two-thirds generated by international operations, continues to surge. Moreover, Citicorp continues to repurchase its shares at a very aggressive pace. Share repurchases add value by reducing the number outstanding, making the remaining shares worth more.

     Our major disappointment this year is Wells Fargo & Co., which has encountered severe difficulties in its merger with First Interstate Bancorp, completed in April 1996. We do not foresee a resolution of these issues before year end. Fortunately, the company continues to repurchase its stock at a high rate of approximately 7% to 8% per year. For many years, Wells Fargo was the most profitable large bank in the world, a position we expect it to regain in the next 12 to 18 months. We continue to own the stock in anticipation it will provide superior returns over time.

---------------
* Based on results of the OCC Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds -- the Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Managed Portfolio immediately after the transaction were $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.

     During the first half, we established new positions in BankBoston Corp. and Computer Associates International Inc. and increased our holdings of nine stocks, including Caterpillar, Inc., Federal Home Loan Mortgage Corp. and McDonnell Douglas Corp. Eliminations were Newport News Shipbuilding, Inc. and Sprint Corp. We reduced the Portfolio's investments in Countrywide Credit Industries, Inc., R.R. Donnelly & Sons Co., Freeport McMoRan Copper & Gold (Class B), Union Pacific Corp. and Unitrode Corp.

     At June 30, 1997, the Portfolio's net assets were allocated 78% to common stocks and securities convertible into common stocks, 1% to Treasury notes and bonds, and 21% to cash and equivalents. The five largest equity positions were E.I. du Pont de Nemours & Company, a major industrial company operating in chemicals, fibers, polymers, petroleum and diversified businesses, representing 4.7% of the Portfolio's net assets; McDonnell Douglas Corp., the nation's largest manufacturer of military aircraft and an important competitor in commercial aircraft, being acquired by Boeing Co., 4.6% of net assets; Federal Home Loan Mortgage Corp. (Freddie Mac), the second largest insurer of home mortgages in the United States, 4.3% of net assets; Tele-Communications, Inc. (Class A), a leading operator of cable television systems, 4.2% of net assets; and Wells Fargo & Co., a leading bank in the Western United States, 4.2% of net assets.

     Major industry positions were in the banking sector, representing 11.8% of the Portfolio's net assets; miscellaneous financial services, 10.1% of net assets; chemicals, 7.6% of net assets; aerospace and defense, 6.8% of net assets; and insurance, 5.0% of net assets.

                             MONEY MARKET PORTFOLIO

     The Money Market Portfolio seeks maximum current income consistent with stability of principal and liquidity. The seven-day compounded yield of the Portfolio was 4.80% as of June 30, 1997. The average dollar-weighted portfolio maturity was 30 days.

     We manage the Portfolio conservatively, recognizing that shareholders of money market funds view liquidity and safety of principal as their most important objectives. Safety of principal is our first priority. Rather than subjecting the Money Market Portfolio to additional risk to achieve a higher return, we maintain a rigorous approach to analyzing and investing in quality credits. These include the short-term securities of leading financial institutions and industrial companies in the United States and abroad, as well as marketable obligations of the United States Government, its agencies and instrumentalities. At June 30, 1997, 81% of the Portfolio's assets were allocated to short-term corporate notes, with the remaining assets invested in U.S. Government agency securities.

     Although the Money Market Portfolio seeks to maintain its share price at $1.00, an investment in the Portfolio is not guaranteed or insured by the U.S. Government, and there is no assurance that the Portfolio will maintain a constant price of $1.00 per share.

                        U.S. GOVERNMENT INCOME PORTFOLIO

     The 1997 first half was a period of modestly positive returns for investors in fixed income securities. The bond market started out the year on a cautious note, with intermediate and long-term securities experiencing negative returns in the first quarter, reflecting investor concerns about the inflation outlook and the prospect that interest rates might be raised by the Federal Reserve. Rates were increased on March 25, but investors took the Fed's action in stride, with the result that the bond market rallied in the second quarter, delivering solid returns across all maturities.

     For the half, the market provided a total return of 2.8%, as measured by the Lehman Brothers Intermediate Government Bond Index (Lehman Index). The total return (dividends paid and change in net asset value assuming the reinvestment of dividends) of the U.S. Government Income Portfolio was 2.2%. This compared with an average total return of 2.7% for the U.S. Government funds in Lipper's Variable Insurance Products Performance Analysis Service Report. The Portfolio's performance was 30th among the 34 funds in this Lipper universe.

     The Portfolio is intended for investors seeking high current income from investments in Government securities. The Portfolio primarily invests in debt obligations issued or guaranteed by the U.S. Government and its agencies or intermediaries. These issues are considered to carry the least credit risk. The Portfolio generally invests in intermediate-term securities and places a priority on maintaining a relatively stable net asset value (NAV) per share.

     For the 12 months ended June 30, 1997, the total return of the Portfolio was 5.5%, compared with 7.0% for the Lehman Index and an average of 7.2% for the funds in the Lipper U.S. Government fund category. The Portfolio provided an average annual total return of 7.3% from its inception on January 3, 1995 through June 30, 1997, versus 8.4% for the Lehman Index. Returns take into account expenses incurred by the Portfolio, but not separate account charges imposed by the insurance company.

     During the first half, we added to the Portfolio's holdings of mortgage-backed securities to capture additional yield. In addition, we lengthened the average maturity of the Portfolio's investments to approximately
6.7 years at June 30, 1997 from approximately 3.8 years at December 31, 1996.

     At the end of June 1997, the Portfolio's assets were allocated 49% to U.S. Treasury securities, 29% to U.S. Government agency securities, 13% to mortgage-related securities, 7% to corporate notes and bonds, and 2% to cash and cash equivalents.

   OCC ACCUMULATION TRUST                                       JUNE 30, 1997

--------------------------------------------------------------------------------
   SCHEDULES OF INVESTMENTS (unaudited)

-----------------------------------------------------
   EQUITY PORTFOLIO
-----------------------------------------------------

  ------------------------------------------------------
  PRINCIPAL
    AMOUNT                                        VALUE
  ------------------------------------------------------
  U.S. GOVERNMENT AGENCY NOTE -- .9%
  $  240,000   Federal Home Loan Bank,
                 5.41%, 7/30/97
                 (cost -- $238,954)            $   238,954
                                               -----------
  SHORT-TERM CORPORATE NOTES -- 18.5%
  AUTOMOTIVE -- 3.3%
               Ford Motor Credit Co.,
  $  150,000   5.51%, 7/15/97                  $   149,679
     125,000   5.53%, 7/22/97                      124,597
     555,000   5.54%, 7/22/97                      553,206
                                               -----------
                                                   827,482
                                               -----------
  BANKING -- 2.9%
     745,000   Norwest Financial Inc.,
                 5.53%, 7/14/97                    743,512
                                               -----------
  MACHINERY/ENGINEERING -- 3.4%
               Deere (John) Capital Corp.,
     180,000   5.51%, 7/17/97                      179,559
     685,000   5.53%, 7/28/97                      682,159
                                               -----------
                                                   861,718
                                               -----------
  MISCELLANEOUS FINANCIAL SERVICES -- 4.5%
   1,150,000   American Express Credit Corp.,
                 5.51%, 7/17/97                  1,147,184
                                               -----------
  TECHNOLOGY -- 4.4%
   1,100,000   IBM Credit Corp.,
                 5.51%, 7/15/97                  1,097,643
                                               -----------
  Total Short-Term Corporate Notes
    (cost -- $4,677,539)                       $ 4,677,539
                                               -----------

  ------------------------------------------------------
    SHARES                                        VALUE
  ------------------------------------------------------
  COMMON STOCKS -- 80.3%
  AEROSPACE/DEFENSE -- 5.3%
       8,000   Lockheed Martin Corp.           $   828,500
       7,494   McDonnell Douglas Corp.             513,339
                                               -----------
                                                 1,341,839
                                               -----------
  BANKING -- 6.4%
       6,556   Citicorp                            790,408
       3,033   Wells Fargo & Co.                   817,393
                                               -----------
                                                 1,607,801
                                               -----------
  CHEMICALS -- 3.3%
       4,000   du Pont (E.I.) de Nemours &
                 Co.                               251,500
       7,698   Hercules, Inc.                      368,542
       4,910   Monsanto Co.                        211,437
                                               -----------
                                                   831,479
                                               -----------
  CONGLOMERATES -- 2.6%
       4,312   General Electric Co.                281,897
       8,500   Tenneco, Inc.                       384,094
                                               -----------
                                                   665,991
                                               -----------
    ----------------------------------------------------
    SHARES                                        VALUE
    ----------------------------------------------------
  CONSUMER PRODUCTS -- 2.0%
       3,844   Avon Products, Inc.             $   271,242
       6,843   Mattel, Inc.                        231,807
                                               -----------
                                                   503,049
                                               -----------
  DRUGS & MEDICAL PRODUCTS -- 2.8%
      14,042   Becton, Dickinson & Co.             710,876
                                               -----------
  ELECTRONICS -- 3.0%
       4,038   Arrow Electronics, Inc.*            214,519
      24,000   EG & G, Inc.                        540,000
                                               -----------
                                                   754,519
                                               -----------
  ENERGY -- 1.1%
         697   El Paso Natural Gas Co.              38,335
       4,996   Triton Energy Ltd.*                 228,879
                                               -----------
                                                   267,214
                                               -----------
  FOOD SERVICES -- 2.0%
      10,500   McDonald's Corp.                    507,281
                                               -----------
  HEALTH & HOSPITALS -- 3.2%
      27,750   Tenet Healthcare Corp.*             820,359
                                               -----------
  INSURANCE -- 23.2%
      16,700   ACE Ltd.                          1,233,713
       7,372   AFLAC, Inc.                         348,327
       1,262   American International Group,
                 Inc.                              188,511
      12,000   Everest Reinsurance Holdings,
                 Inc.                              475,500
      24,452   EXEL Ltd.                         1,289,843
       5,000   General Re Corp.                    910,000
      10,000   Mid Ocean Ltd.                      524,375
       4,579   Progressive Corp. (Ohio)            398,373
      13,000   RenaissanceRe Holdings Ltd.         495,625
                                               -----------
                                                 5,864,267
                                               -----------
  LEISURE -- 2.3%
      14,000   Carnival Corp.                      577,500
                                               -----------
  MACHINERY/ENGINEERING -- 3.8%
       9,000   Caterpillar, Inc.                   966,375
                                               -----------
  MANUFACTURING -- 4.1%
       6,000   Armstrong World Industries,
                 Inc.                              440,250
      17,560   LucasVarity Corp. PLC ADR           608,015
                                               -----------
                                                 1,048,265
                                               -----------
  MISCELLANEOUS FINANCIAL SERVICES -- 5.3%
      19,912   Countrywide Credit Industries,
                 Inc.                              621,006
      20,620   Federal Home Loan Mortgage
                 Corp.                             708,812
                                               -----------
                                                 1,329,818
                                               -----------
  PRINTING/PUBLISHING -- 1.6%
      11,000   Donnelley (R.R.) & Sons Co.         402,875
                                               -----------
  RETAIL -- 2.2%
      11,888   May Department Stores Co.           561,708
                                               -----------
  TELECOMMUNICATIONS -- 2.7%
       6,000   Sprint Corp.                        315,750
      25,000   Tele-Communications, Inc.
                 (Class A)*                        371,875
                                               -----------
                                                   687,625
                                               -----------

 * Non-income producing security.

   OCC ACCUMULATION TRUST                                       JUNE 30, 1997

--------------------------------------------------------------------------------
   SCHEDULES OF INVESTMENTS (unaudited) (continued)

    ----------------------------------------------------
    SHARES                                        VALUE
    ----------------------------------------------------
  COMMON STOCKS (CONTINUED)
  TRANSPORTATION -- 3.4%
       4,300   AMR Corp.*                      $    397,750
      16,000   Canadian Pacific Ltd.                455,000
                                                -----------
                                                    852,750
                                                -----------
  Total Common Stocks
    (cost -- $14,087,737)                       $20,301,591
                                                -----------

  Total Investments
    (cost -- $19,004,230)               99.7%   $25,218,084
  Other Assets in Excess of
    Liabilities                          0.3         74,626
                                       -----    -----------
  Total Net Assets                     100.0%   $25,292,710
                                       =====     ==========

-----------------------------------------------------
   SMALL CAP PORTFOLIO
-----------------------------------------------------

  ------------------------------------------------------
  PRINCIPAL
    AMOUNT                                        VALUE
  ------------------------------------------------------
  U.S. GOVERNMENT AGENCY NOTE -- 1.1%
  $  675,000   Federal Home Loan Mortgage
                 Corp.,
                 5.40%, 8/7/97
                 (cost -- $671,254)            $   671,254
                                               -----------
  SHORT-TERM CORPORATE NOTES -- 14.3%
  AUTOMOTIVE -- 2.8%
  $1,630,000   Ford Motor Credit Co.,
               5.53%, 7/15/97                  $ 1,626,495
                                               -----------
  INSURANCE -- 3.1%
   1,840,000   Prudential Funding Corp.,
                 5.54%, 7/31/97                  1,831,505
                                               -----------
  MACHINERY/ENGINEERING -- 2.9%
               Deere (John) Capital Corp.,
     240,000   5.40%, 7/3/97                       239,928
   1,500,000   5.49%, 7/3/97                     1,499,542
                                               -----------
                                                 1,739,470
                                               -----------
  MISCELLANEOUS FINANCIAL SERVICES -- 1.3%
     740,000   Beneficial Corp.,
                 5.50%, 7/16/97                    738,304
                                               -----------
  TECHNOLOGY -- 4.2%
   2,500,000   IBM Credit Corp.,
                 5.51%, 7/15/97                  2,494,643
                                               -----------
  Total Short-Term Corporate Notes
    (cost -- $8,430,417)                       $ 8,430,417
                                               -----------
  CONVERTIBLE CORPORATE BOND -- .1%
  REAL ESTATE -- .1%
  $   49,995   Security Capital Group, Inc.,
                 12.00%, 6/30/14(A)
                 (cost -- $45,368)             $    60,161
                                               -----------

  ------------------------------------------------------
    SHARES                                        VALUE
  ------------------------------------------------------
  COMMON STOCKS -- 84.7%
  ADVERTISING -- .2%
      18,000   Katz Media Group, Inc.*         $   118,125
                                               -----------
  AEROSPACE/DEFENSE -- 1.2%
      28,800   Tracor, Inc.*                       723,600
                                               -----------
  AUTOMOTIVE -- 1.9%
      20,700   Borg-Warner Automotive, Inc.      1,119,094
                                               -----------
  BUILDING & CONSTRUCTION -- 2.6%
      29,200   Chicago Bridge & Iron Co.*          646,050
      17,800   Dal-Tile International, Inc.*       330,413
      42,900   JLG Industries, Inc.                584,512
                                               -----------
                                                 1,560,975
                                               -----------
  CHEMICALS -- 4.3%
      47,100   McWhorter Technologies, Inc.*     1,124,513
      57,200   Schulman (A.), Inc.               1,408,550
                                               -----------
                                                 2,533,063
                                               -----------
  COMPUTER SERVICES -- 4.1%
      22,100   BA Merchants Services, Inc.*        421,281
      46,367   BancTec, Inc.*                    1,202,644
      17,500   BDM International, Inc.*            402,500
      25,800   Reynolds & Reynolds Co.             406,350
                                               -----------
                                                 2,432,775
                                               -----------
  DRUGS & MEDICAL PRODUCTS -- 4.4%
      21,100   Dentsply International, Inc.      1,033,900
      44,700   SpaceLabs Medical, Inc.*          1,139,850
      23,200   Vital Signs, Inc.                   407,450
                                               -----------
                                                 2,581,200
                                               -----------
  ELECTRONICS -- 5.8%
      30,300   EG & G, Inc.                        681,750
      54,700   Exar Corp.*                       1,176,050
      33,620   Oak Industries, Inc.*               966,575
      24,400   Watts Industries, Inc.*             585,600
                                               -----------
                                                 3,409,975
                                               -----------
  ENERGY -- 5.5%
      35,400   KCS Energy, Inc.                    721,275
      22,100   Nuevo Energy Co.*                   906,100
      45,100   St. Mary Land & Exploration
                 Co.                             1,584,138
                                               -----------
                                                 3,211,513
                                               -----------
  HEALTH & HOSPITALS -- 3.4%
      68,500   Magellan Health Services,
                 Inc.*                           2,020,750
                                               -----------
  INSURANCE -- 12.8%
      66,600   Capsure Holdings Corp.*             861,637
      38,000   Corvel Corp.*                     1,092,500
      22,422   Delphi Financial Group, Inc.*       863,247
      57,000   E.W. Blanch Holdings, Inc.        1,521,188
      46,500   Gryphon Holdings, Inc.              709,125
      14,000   Horace Mann Educators Corp.         686,000
      23,300   RenaissanceRe Holdings Ltd.         888,313
      26,700   United Wisconsin Services,
                 Inc.                              899,456
                                               -----------
                                                 7,521,466
                                               -----------

* Non-income producing security.

   OCC ACCUMULATION TRUST                                       JUNE 30, 1997

--------------------------------------------------------------------------------
   SCHEDULES OF INVESTMENTS (unaudited) (continued)

    ----------------------------------------------------
    SHARES                                        VALUE
    ----------------------------------------------------
  COMMON STOCKS (CONTINUED)
  MACHINERY/ENGINEERING -- 4.8%
      28,100   Ametek, Inc.                    $   660,350
      29,400   Durco International, Inc.           859,950
      16,900   Kaydon Corp.                        838,663
      19,200   United Dominion Industries,
                 Ltd.                              471,600
                                               -----------
                                                 2,830,563
                                               -----------
  MANUFACTURING -- 9.0%
     183,900   Baldwin Technology Co. (Class
                 A)*                               551,700
      53,000   Easco, Inc.                         516,750
      18,800   Jostens, Inc.                       502,900
      32,700   Keystone International, Inc.      1,134,281
      44,400   Lydall, Inc.*                       937,950
      55,600   Omniquip International, Inc.*     1,285,750
       7,300   Roper Industries, Inc.              378,687
                                               -----------
                                                 5,308,018
                                               -----------
  MEDIA/BROADCASTING -- 1.7%
      24,500   American Radio Systems Corp.*       976,938
                                               -----------
  MISCELLANEOUS FINANCIAL SERVICES -- 3.6%
      32,500   BISYS Group, Inc.*                1,356,875
      17,100   Enhance Financial Services
                 Group, Inc.                       750,262
                                               -----------
                                                 2,107,137
                                               -----------
  PAPER PRODUCTS -- .7%
      22,500   Rock-Tenn Co.                       395,156
                                               -----------
  PRINTING/PUBLISHING -- 6.8%
      24,900   Bowne & Co., Inc.                   868,387
      15,800   Harland (John H.) Co.               360,437
      88,100   Hollinger International, Inc.       985,619
      82,400   International Imaging
                 Materials, Inc.*                1,339,000
       5,700   Merrill Corp.                       207,338
      92,500   Nu-Kote Holdings, Inc. (Class
                 A)*                               231,250
                                               -----------
                                                 3,992,031
                                               -----------
  REAL ESTATE -- .1%
          66   Security Capital Group, Inc.
                 (A)                                83,073
                                               -----------
  RETAIL -- .8%
      24,400   Ann Taylor Stores Corp.*            475,800
                                               -----------
  TECHNOLOGY -- 5.4%
     132,000   Auspex Systems, Inc.*             1,270,500
       7,100   Cable Design Technologies*          209,006
      78,800   Wang Laboratories, Inc.*          1,679,425
                                               -----------
                                                 3,158,931
                                               -----------

    ----------------------------------------------------
    SHARES                                        VALUE
    ----------------------------------------------------
  TELECOMMUNICATIONS -- 2.4%
      18,300   ACC Corp.*                      $   565,013
         800   Plantronics, Inc.*                   40,100
      22,300   TCA Cable TV, Inc.                  839,037
                                               -----------
                                                 1,444,150
                                               -----------
  TEXTILES/APPAREL -- 2.2%
      20,200   Burlington Industries, Inc.*        242,400
       5,000   Guilford Mills, Inc.                104,062
      23,500   Westpoint Stevens, Inc. (Class
                 A)*                               919,438
                                               -----------
                                                 1,265,900
                                               -----------
  TRANSPORTATION -- 1.0%
      41,350   Interpool, Inc.                     609,913
                                               -----------
  Total Common Stocks
    (cost -- $42,626,469)                      $49,880,146
                                               -----------
  Total Investments
    (cost -- $51,773,508)            100.2%    $59,041,978
  Liabilities in Excess of
    Other Assets                      (0.2)        (93,309)
                                     -----     -----------
  Total Net Assets                   100.0%    $58,948,669
                                     =====      ==========

-----------------------------------------------------
   MANAGED PORTFOLIO
------------------------------------------------------

   -----------------------------------------------------
   PRINCIPAL
    AMOUNT                                       VALUE
   -----------------------------------------------------
  U.S. GOVERNMENT AGENCY NOTES -- 1.4%
                Federal Home Loan Bank,
  $   525,000   5.36%, 7/1/97                 $    525,000
    1,245,000   5.40%, 7/24/97                   1,240,705
    2,190,000   5.40%, 8/7/97                    2,177,845
                                              ------------
  Total U.S. Government Agency Notes
    (cost -- $3,943,550)                      $  3,943,550
                                              ------------
  SHORT-TERM CORPORATE NOTES -- 22.8%
  AUTOMOTIVE -- 1.8%
                Ford Motor Credit Co.,
  $ 4,445,000   5.53%, 7/31/97                $  4,424,516
      590,000   5.54%, 7/31/97                     587,276
                                              ------------
                                                 5,011,792
                                              ------------
  BANKING -- 4.3%
   12,295,000   Norwest Financial Inc.,
                  5.53%, 7/14/97                12,270,447
                                              ------------
  CONGLOMERATES -- 4.0%
   11,400,000   General Electric Capital
                  Corp.,
                  5.54%, 7/31/97                11,347,370
                                              ------------

* Non-income producing security.

(A) Restricted securities (the Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities):

                                                          DATE OF        PAR                AVERAGE    FAIR VALUE AS OF
                       DESCRIPTION                      ACQUISITION    AMOUNT     SHARES     COST       JUNE 30, 1997
     ------------------------------------------------   -----------    -------    ------    -------    ----------------
     Security Capital Group, Inc. 12.00%, 6/30/14         9/16/94      $49,995       --      $  91          $  120
     Security Capital Group, Inc. Common Stock            9/16/94           --       66        949           1,259

   OCC ACCUMULATION TRUST                                       JUNE 30, 1997

--------------------------------------------------------------------------------
   SCHEDULES OF INVESTMENTS (unaudited) (continued)

   -----------------------------------------------------
   PRINCIPAL
    AMOUNT                                       VALUE
   -----------------------------------------------------
  SHORT-TERM CORPORATE NOTES (CONTINUED)
  MACHINERY/ENGINEERING -- 2.9%
                Deere (John) Capital Corp.,
  $ 4,830,000   5.45%, 7/3/97                 $  4,828,538
    2,010,000   5.49%, 7/3/97                    2,009,387
    1,390,000   5.53%, 7/28/97                   1,384,235
                                              ------------
                                                 8,222,160
                                              ------------
  MISCELLANEOUS FINANCIAL SERVICES -- 8.9%
   10,000,000   American Express Credit
                  Corp.,
                  5.54%, 7/29/97                 9,956,911
    5,380,000   Household Finance Corp.,
                  5.50%, 7/14/97                 5,369,315
    9,940,000   Merrill Lynch & Co., Inc.,
                  5.55%, 7/21/97                 9,909,352
                                              ------------
                                                25,235,578
                                              ------------
  TECHNOLOGY -- .9%
                IBM Credit Corp.,
      675,000   5.50%, 7/15/97                     673,556
    1,810,000   5.51%, 7/15/97                   1,806,122
                                              ------------
                                                 2,479,678
                                              ------------
  Total Short-Term Corporate Notes
    (cost -- $64,567,025)                     $ 64,567,025
                                              ------------
  U.S. TREASURY NOTES AND BONDS -- .6%
  $   700,000   6.25%, 8/15/23                $    648,046
      630,000   7.875%, 4/15/98                    640,237
      297,500   7.875%, 8/15/01                    313,538
                                              ------------
  Total U.S. Treasury Notes and Bonds
    (cost -- $1,512,217)                      $  1,601,821
                                              ------------
  CONVERTIBLE CORPORATE BOND -- .2%
  REAL ESTATE -- .2%
  $   614,371   Security Capital Group,
                  Inc.,
                  12.00%, 6/30/14(A)
                  (cost -- $557,508)          $    739,294
                                              ------------

  ------------------------------------------------------
    SHARES                                       VALUE
  ------------------------------------------------------
  CONVERTIBLE PREFERRED STOCK -- .0%
  RETAIL -- .0%
        2,478   Venture Stores, Inc.,
                  $3.25 Conv. Pfd.
                  (cost -- $102,527)          $     39,029
                                              ------------
  COMMON STOCKS -- 78.2%
  AEROSPACE/DEFENSE -- 6.8%
       60,000   Lockheed Martin Corp.         $  6,213,750
      190,000   McDonnell Douglas Corp.         13,015,000
                                              ------------
                                                19,228,750
                                              ------------
  BANKING -- 11.8%
       90,000   BankBoston Corp.                 6,485,625
       97,000   Citicorp                        11,694,562
       10,400   First Empire State Corp.         3,504,800
       44,000   Wells Fargo & Co.               11,858,000
                                              ------------
                                                33,542,987
                                              ------------
    ----------------------------------------------------
    SHARES                                       VALUE
    ----------------------------------------------------
  CHEMICALS -- 7.6%
      210,000   du Pont (E.I.) de Nemours &
                  Co.                         $ 13,203,750
      100,000   Hercules, Inc.                   4,787,500
       80,000   Monsanto Co.                     3,445,000
                                              ------------
                                                21,436,250
                                              ------------
  COMPUTER SERVICES -- 1.0%
       50,000   Computer Associates
                  International Inc.             2,784,375
                                              ------------

  CONGLOMERATES -- 3.2%
      200,000   Tenneco, Inc.                    9,037,500
                                              ------------

  CONSUMER PRODUCTS -- 3.9%
      325,200   Mattel, Inc.                    11,016,150
                                              ------------

  DRUGS & MEDICAL PRODUCTS -- 2.3%
      130,000   Becton, Dickinson & Co.          6,581,250
                                              ------------

  ENERGY -- 1.3%
       70,000   Triton Energy Ltd.*              3,206,875
       20,000   Union Pacific Resources
                  Group, Inc.                      497,500
                                              ------------
                                                 3,704,375
                                              ------------
  FOOD SERVICES -- 3.6%
      210,000   McDonald's Corp.                10,145,625
                                              ------------

  INSURANCE -- 5.0%
       74,700   ACE Ltd.                         5,518,462
      138,600   EXEL Ltd.                        7,311,150
       15,400   Transamerica Corp.               1,440,863
                                              ------------
                                                14,270,475
                                              ------------
  MACHINERY/ENGINEERING -- 4.2%
      110,000   Caterpillar, Inc.               11,811,250
                                              ------------

  METALS & MINING -- 2.0%
      182,300   Freeport McMoRan Copper &
                  Gold (Class B)                 5,674,088
                                              ------------

  MISCELLANEOUS FINANCIAL SERVICES -- 10.1%
       70,000   American Express Co.             5,215,000
      130,000   Countrywide Credit
                  Industries, Inc.               4,054,375
      355,000   Federal Home Loan Mortgage
                  Corp.                         12,203,125
      160,600   Federal National Mortgage
                  Assoc.                         7,006,175
                                              ------------
                                                28,478,675
                                              ------------
  PAPER PRODUCTS -- 2.9%
      150,000   Champion International Corp.     8,287,500
                                              ------------

  PRINTING/PUBLISHING -- .3%
       25,000   Donnelley (R.R.) & Sons Co.        915,625
                                              ------------

* Non-income producing security.

   OCC ACCUMULATION TRUST                                       JUNE 30, 1997

--------------------------------------------------------------------------------
   SCHEDULES OF INVESTMENTS (unaudited) (continued)

    ----------------------------------------------------
    SHARES                                       VALUE
    ----------------------------------------------------
COMMON STOCKS (CONTINUED)
RAILROADS -- 2.1%
       85,000   Union Pacific Corp.            $  5,992,500
                                               ------------
REAL ESTATE -- .4%
          811   Security Capital Group,
                  Inc.(A)                         1,020,796
                                               ------------
TECHNOLOGY -- 5.0%
       38,900   Intel Corp.                       5,516,506
      206,400   National Semiconductor
                  Corp.*                          6,321,000
       48,000   Unitrode Corp.*                   2,418,000
                                               ------------
                                                 14,255,506
                                               ------------
TELECOMMUNICATIONS -- 4.2%
      800,000   Tele-Communications, Inc.
                  (Class A)*                     11,900,000
                                               ------------
WASTE DISPOSAL -- .5%
       47,818   Waste Management Inc.             1,536,153
                                               ------------

Total Common Stocks
      (cost -- $157,878,096)                   $221,619,830
                                               ------------
Total Investments
      (cost -- $228,560,923)          103.2%   $292,510,549
Liabilities in Excess of
      Other Assets                     (3.2)     (9,104,888)
                                      -----    ------------
Total Net Assets                      100.0%   $283,405,661
                                      =====    ============

-----------------------------------------------------
   MONEY MARKET PORTFOLIO
-----------------------------------------------------

  ------------------------------------------------------
  PRINCIPAL
   AMOUNT                                          VALUE
  ------------------------------------------------------
U.S. GOVERNMENT AGENCY NOTES -- 19.8%
  $  80,000   Federal Farm Credit Bank,          $   78,757
                5.18%, 10/17/97
    960,000   Federal Home Loan Bank,               960,000
                6.00%, 7/1/97
                                                 ----------
Total U.S. Government Agency Notes
      (amortized cost -- $1,038,757)             $1,038,757
                                                 ----------
SHORT-TERM CORPORATE NOTES -- 80.5%
AUTOMOTIVE -- 9.1%
  $ 150,000   American Honda Finance Corp.,      $  149,465
                5.58%, 7/24/97
    170,000   Ford Motor Credit Co.,                168,182
                5.58%, 9/8/97
    160,000   General Motors Acceptance Corp.,      158,641
                5.56%, 8/25/97
                                                 ----------
                                                    476,288
                                                 ----------

  ------------------------------------------------------
  PRINCIPAL
   AMOUNT                                          VALUE
  ------------------------------------------------------
BANKING -- 8.6%
  $ 100,000   Morgan (J.P.) & Co., Inc.,         $   99,664
                5.50%, 7/23/97
    150,000   Svenska Handelsbanken Inc.,           150,000
                5.60%, 7/1/97
    200,000   UBS Finance Delaware, Inc.,           199,601
                5.52%, 7/14/97
                                                 ----------
                                                    449,265
                                                 ----------
BROKERAGE -- 5.6%
    150,000   Goldman Sachs Group, L.P.,            148,525
                5.62%, 9/2/97
    150,000   Morgan Stanley Group, Inc.,           149,050
                5.56%, 8/11/97
                                                 ----------
                                                    297,575
                                                 ----------
CONGLOMERATES -- 6.8%
    190,000   General Electric Capital Corp.,       186,537
                5.56%, 10/27/97
    175,000   Mitsubishi International,             174,265
                5.60%, 7/28/97
                                                 ----------
                                                    360,802
                                                 ----------
ENTERTAINMENT -- 3.8%
    200,000   Walt Disney Co.,                      199,817
                5.48%, 7/7/97
                                                 ----------
INSURANCE -- 5.8%
    120,000   Aetna Services Inc.,                  119,888
                5.62% 7/7/97
    185,000   Prudential Funding Corp.,             184,574
                5.53%, 7/16/97
                                                 ----------
                                                    304,462
                                                 ----------
MACHINERY/ENGINEERING -- 5.6%
    140,000   Deere (John) Capital Corp.,           138,363
                5.54%, 9/15/97
    160,000   Pitney Bowes Credit Corp.,            157,690
                5.65%, 10/1/97
                                                 ----------
                                                    296,053
                                                 ----------
MISCELLANEOUS FINANCIAL SERVICES -- 11.4%
    160,000   American Express Credit Corp.,        159,852
                5.56%, 7/7/97
    160,000   Associates Corp. N.A.,                158,988
                5.55%, 8/11/97
    110,000   Beneficial Corp.,                     109,789
                5.31%, 7/14/97
    170,000   Household Finance Corp.,              169,557
                5.52%, 7/18/97
                                                 ----------
                                                    598,186
                                                 ----------

* Non-income producing security.

(A) Restricted Securities (the Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities):

                                                       DATE OF        PAR                 AVERAGE    FAIR VALUE AS OF
                      DESCRIPTION                    ACQUISITION     AMOUNT     SHARES     COST        JUNE 30, 1997
     ---------------------------------------------   -----------    --------    ------    -------    -----------------
     Security Capital Group, Inc. 12.00%, 6/30/14      9/16/94      $614,371       --      $  91          $   120
     Security Capital Group, Inc. Common Stock         9/16/94            --      811        949            1,259

   OCC ACCUMULATION TRUST                                       JUNE 30, 1997

--------------------------------------------------------------------------------
   SCHEDULES OF INVESTMENTS (unaudited) (continued)

  ------------------------------------------------------
  PRINCIPAL
   AMOUNT                                          VALUE
  ------------------------------------------------------
  SHORT-TERM CORPORATE NOTES (CONTINUED)
  SOVEREIGN -- 3.4%
  $180,000    Eksportfinans A/S,
                5.60%, 8/29/97                    $  178,348
                                                  ----------
  TECHNOLOGY -- 6.5%
   185,000    IBM Credit Corp.,
                5.54%, 8/18/97                       183,633
   160,000    Motorola Credit Corp.,
                5.50% 7/24/97                        159,438
                                                  ----------
                                                     343,071
                                                  ----------
  TELECOMMUNICATIONS -- 8.2%
   110,000    American Telephone & Telegraph
                Co.,
                5.52%, 7/28/97                       109,544
   120,000    Ameritech Corp.,
                5.50%, 7/14/97                       119,762
   200,000    BellSouth Telecommunications
                Inc.,
                5.47%, 7/2/97                        199,970
                                                  ----------
                                                     429,276
                                                  ----------
  TOBACCO/BEVERAGES/FOOD PRODUCTS -- 5.7%
   120,000    Coca Cola Co.,
                5.40%, 7/29/97                       119,491
   180,000    PepsiCo Inc.,
                5.47%, 7/2/97                        179,973
                                                  ----------
                                                     299,464
                                                  ----------
  Total Short-Term Corporate Notes
    (amortized cost -- $4,232,607)                $4,232,607
                                                  ----------
  Total Investments
    (amortized cost -- $5,271,364)       100.3%   $5,271,364
  Liabilities in Excess of
      Other Assets                        (0.3)      (17,639)
                                         -----    ----------
  Total Net Assets                       100.0%   $5,253,725
                                         =====     =========

-----------------------------------------------------
   U.S. GOVERNMENT INCOME PORTFOLIO
-----------------------------------------------------

  ------------------------------------------------------
  PRINCIPAL
    AMOUNT                                        VALUE
  ------------------------------------------------------
  U.S. TREASURY NOTES -- 49.1%
  $  300,000   5.75%, 8/15/03                   $  289,686
     480,000   5.875%, 1/31/99                     479,025
   1,100,000   6.00%, 9/30/98                    1,101,199
     650,000   6.25%, 4/30/01                      648,173
     620,000   6.50%, 10/15/06                     617,384
     125,000   7.25%, 5/15/04                      130,293
                                                ----------
  Total U.S. Treasury Notes
    (cost -- $3,250,869)                        $3,265,760
                                                ----------
  U.S. GOVERNMENT AGENCY NOTES -- 28.8%
               Federal Farm Credit Bank,
  $   25,000   5.41%, 7/2/97                    $   24,996
      75,000   8.65%, 10/1/99                       78,633
               Federal Home Loan Bank,
     100,000   8.09%, 12/28/04                     107,937
     155,000   8.60%, 8/25/99                      162,265

  ----------------------------------------------------------
  PRINCIPAL
    AMOUNT                                            VALUE
  ----------------------------------------------------------
               Federal Home Loan Mortgage
                 Corp.,
  $  175,000   6.22%, 3/24/03                     $  171,747
     300,000   7.71%, 6/21/04                        303,984
     125,000   7.75%, 11/7/01                        130,546
     150,000   8.115%, 1/31/05                       161,788
               Federal National Mortgage
                 Assoc.,
      60,000   5.375%, 6/10/98                        59,672
     150,000   9.20%, 9/11/00                        162,070
     150,000   Private Export Funding Corp.,
                 9.10%, 10/30/98                     155,601
               Student Loan Marketing Assoc.,
      75,000   7.00%, 3/3/98                          75,563
     100,000   7.20%, 11/9/00                        102,328
               Tennessee Valley Authority,
     150,000   6.00%, 11/1/00                        147,962
      65,000   8.375%, 10/1/99                        67,783
                                                  ----------
  Total U.S. Government Agency Notes
    (cost -- $1,906,262)                          $1,912,875
                                                  ----------

  MORTGAGE-RELATED SECURITIES -- 13.6%
               Federal National Mortgage
                 Assoc.,
  $  173,804   6.50%, 5/1/26                      $  166,363
     182,890   7.00%, 1/1/10                         183,403
     146,602   8.00%, 8/1/24                         150,175
     115,003   8.00%, 12/1/24                        118,056
       7,502   9.00%, 8/1/02                           7,778
      17,538   9.50%, 12/1/06                         18,307
      40,110   9.50%, 3/1/19                          43,180
      72,407   9.50%, 12/1/19                         77,814
               Government National Mortgage
                 Assoc.,
     133,808   8.50%, 3/15/25                        139,117
                                                  ----------
  Total Mortgage-Related Securities
    (cost -- $889,581)                             $ 904,193
                                                  ----------

  CORPORATE NOTES -- 6.9%
  CONGLOMERATES -- 1.6%
  $  100,000   General Electric Capital Corp.,
                 8.375%, 3/1/01                   $  105,481
                                                  ----------

  MISCELLANEOUS FINANCIAL SERVICES -- 5.3%
     125,000   Associates Corp., N.A.,
                 5.25%, 3/30/00                      120,928
     125,000   International Lease Finance
                 Corp.,
                 6.125%, 11/1/99                     124,060
     100,000   Lehman Brothers Holdings, Inc.,
                 8.50%, 5/1/07                       107,652
                                                  ----------
                                                     352,640
                                                  ----------
  Total Corporate Notes
    (cost -- $451,722)                             $ 458,121
                                                  ----------
  Total Investments
    (cost -- $6,498,434)                  98.4%   $6,540,949
  Other Assets in Excess of
      Liabilities                          1.6       106,978
                                         -----    ----------
  Total Net Assets                       100.0%   $6,647,927
                                         =====     =========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                 JUNE 30, 1997

                                                                                                  U.S.
                                                                                    MONEY      GOVERNMENT
                                         EQUITY       SMALL CAP      MANAGED        MARKET       INCOME
                                        PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                                       -----------   -----------   ------------   ----------   ----------
ASSETS
Investments, at value
  (cost - $19,004,230, $51,773,508,
  $228,560,923, $5,271,364 and
  $6,498,434, respectively)..........  $25,218,084   $59,041,978   $292,510,549   $5,271,364   $6,540,949
Cash.................................       52,668         7,817         20,234        5,443       27,445
Receivable from investments sold.....           --       390,380             --           --           --
Receivable from fund shares sold.....       14,368       103,946        154,952           --       14,884
Dividends receivable.................       20,848        16,266        101,991           --           --
Interest receivable..................           --         6,795        119,182           --       96,672
Other assets.........................        1,004         1,406          4,301          585        1,000
                                       -----------   -----------   ------------   ----------   ----------
  Total Assets.......................   25,306,972    59,568,588    292,911,209    5,277,392    6,680,950
                                       -----------   -----------   ------------   ----------   ----------

LIABILITIES
Payable for investments purchased....           --       589,999      9,303,187           --           --
Payable for fund shares redeemed.....          952         6,101        136,128        2,614        2,573
Dividends payable....................           --            --             --        7,460       11,258
Investment advisory fee payable......        1,667         3,808         18,581          173          275
Other payables and accrued
  expenses...........................       11,643        20,011         47,652       13,420       18,917
                                       -----------   -----------   ------------   ----------   ----------
  Total Liabilities..................       14,262       619,919      9,505,548       23,667       33,023
                                       -----------   -----------   ------------   ----------   ----------

  Total Net Assets...................  $25,292,710   $58,948,669   $283,405,661   $5,253,725   $6,647,927
                                       ===========   ===========   ============   ==========   ==========

COMPOSITION OF NET ASSETS
Par value ($.01 per share)...........  $     7,716   $    23,833   $     71,753   $   52,537   $    6,436
Paid-in-capital in excess of par.....   18,627,928    48,759,952    213,136,971    5,201,207    6,622,946
Accumulated undistributed net
  investment income..................      139,630       129,800      1,561,847           --           --
Accumulated net realized gain (loss)
  on investments.....................      303,582     2,766,614      4,685,464          (19)     (23,970)
Net unrealized appreciation on
  investments........................    6,213,854     7,268,470     63,949,626           --       42,515
                                       -----------   -----------   ------------   ----------   ----------

  Total Net Assets...................  $25,292,710   $58,948,669   $283,405,661   $5,253,725   $6,647,927
                                       ===========   ===========   ============   ==========   ==========

Fund shares outstanding..............      771,634     2,383,326      7,175,255    5,253,743      643,563
                                       -----------   -----------   ------------   ----------   ----------

Net asset value per share............  $     32.78   $     24.73   $      39.50   $     1.00   $    10.33
                                       ===========   ===========   ============   ==========   ==========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                      STATEMENTS OF OPERATIONS (UNAUDITED)

                     FOR THE SIX MONTHS ENDED JUNE 30, 1997

                                                                                              U.S.
                                                                                 MONEY     GOVERNMENT
                                          EQUITY     SMALL CAP      MANAGED      MARKET      INCOME
                                        PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO  PORTFOLIO
                                        ----------   ----------   -----------   --------   ----------
INVESTMENT INCOME
  Dividends...........................  $  149,752   $  153,844   $ 1,298,226   $     --    $     --
  Interest............................      97,795      189,707     1,254,905    129,999     161,985
                                        ----------   ----------   -----------   --------    --------
     Total investment income..........     247,547      343,551     2,553,131    129,999     161,985
                                        ----------   ----------   -----------   --------    --------
OPERATING EXPENSES
  Investment advisory fees (note
     2A)..............................      86,822      172,578       888,578      9,477      14,993
  Custodian fees (note 1G)............       7,528       15,699        20,146      4,686      10,174
  Transfer and dividend disbursing
     agent fees.......................       4,626        4,751         5,782      4,527       6,033
  Audit fees..........................       4,165        4,413         8,889      3,873       3,838
  Trustees' fees and expenses.........       2,203        6,549        12,767         --          --
  Reports and notices to
     shareholders.....................       1,937        4,136        20,179        612       1,136
  Legal fees..........................       1,091        1,560         4,699        955         900
  Miscellaneous.......................         246        4,891        30,941      2,820       1,238
                                        ----------   ----------   -----------   --------    --------
     Total operating expenses.........     108,618      214,577       991,981     26,950      38,312
     Less: Investment advisory fees
       waived (note 2A)...............          --           --            --     (3,439)    (13,132)
     Less: Expenses offset (note
       1G)............................        (701)        (826)         (698)      (208)       (196)
                                        ----------   ----------   -----------   --------    --------
       Net operating expenses.........     107,917      213,751       991,283     23,303      24,984
                                        ----------   ----------   -----------   --------    --------
       Net investment income..........     139,630      129,800     1,561,848    106,696     137,001
                                        ----------   ----------   -----------   --------    --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS - NET
  Net realized gain (loss) on
     investments......................     303,581    2,775,415     4,685,469         (6)    (16,079)
  Net change in unrealized
     appreciation (depreciation) on
     investments......................   2,471,711    4,013,251    24,338,046         --      26,949
                                        ----------   ----------   -----------   --------    --------
       Net realized gain (loss) and
          change in unrealized
          appreciation (depreciation)
          on investments..............   2,775,292    6,788,666    29,023,515         (6)     10,870
                                        ----------   ----------   -----------   --------    --------
Net increase in net assets resulting
  from operations.....................  $2,914,922   $6,918,466   $30,585,363   $106,690    $147,871
                                        ==========   ==========   ===========   ========    ========

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS


                                               EQUITY PORTFOLIO             SMALL CAP PORTFOLIO              MANAGED PORTFOLIO
                                         ----------------------------   ----------------------------   -----------------------------
                                           SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED      SIX MONTHS      YEAR ENDED
                                         ENDED JUNE 30,    DECEMBER     ENDED JUNE 30,    DECEMBER     ENDED JUNE 30,   DECEMBER 31,
                                            1997(1)        31, 1996        1997(1)        31, 1996        1997(1)           1996
                                         --------------   -----------   --------------   -----------   --------------   ------------
OPERATIONS
Net investment income..................  $    139,630    $   188,895    $    129,800    $   226,925    $  1,561,848    $  2,161,819
Net realized gain (loss) on
  investments..........................       303,581        672,433       2,775,415      1,679,412       4,685,469       6,639,637
Net change in unrealized appreciation
  (depreciation) on investments........     2,471,711      2,218,378       4,013,251      2,142,715      24,338,046      18,285,659
                                           -----------    -----------     -----------    -----------    ------------    ------------
    Net increase in net assets
      resulting from operations........     2,914,922      3,079,706       6,918,466      4,049,052      30,585,363      27,087,115
                                           -----------    -----------     -----------    -----------    ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS
Net investment income..................      (188,895)      (111,781)       (226,925)      (211,870)     (2,161,819)     (1,378,070)
Net realized gains.....................      (672,433)      (223,969)     (1,600,322)      (544,700)     (6,639,642)       (878,874)
                                           -----------    -----------     -----------    -----------    ------------    ------------
    Total dividends and distributions
      to shareholders..................      (861,328)      (335,750)     (1,827,247)      (756,570)     (8,801,461)     (2,256,944)
                                           -----------    -----------     -----------    -----------    ------------    ------------
FUND SHARE TRANSACTIONS
Net proceeds from sales................     3,388,606      9,184,397      20,049,793     17,604,938      82,323,735      79,297,599
Reinvestment of dividends and
  distributions........................       861,328        335,750       1,827,247        756,533       8,801,461       2,256,944
Cost of shares redeemed................      (853,816)    (1,457,087)     (2,276,261)    (3,401,674)    (10,231,531)    (24,844,767)
                                           -----------    -----------     -----------    -----------    ------------    ------------
    Net increase (decrease) in net
      assets from fund share
      transactions.....................     3,396,118      8,063,060      19,600,779     14,959,797      80,893,665      56,709,776
                                           -----------    -----------     -----------    -----------    ------------    ------------
        Total increase (decrease) in net
          assets.......................     5,449,712     10,807,016      24,691,998     18,252,279     102,677,567      81,539,947
NET ASSETS
Beginning of period....................    19,842,998      9,035,982      34,256,671     16,004,392     180,728,094      99,188,147
                                           -----------    -----------     -----------    -----------    ------------    ------------
End of period (including undistributed
  net investment income of $139,630 and
  $188,895; $129,800 and $226,925;
  $1,561,847 and $2,161,818; $0 and $0
  and $0 and $0, respectively).........  $ 25,292,710    $19,842,998    $ 58,948,669    $34,256,671    $283,405,661    $180,728,094
                                           ===========    ===========     ===========    ===========    ============    ============
SHARES ISSUED AND REDEEMED
Issued.................................       111,055        339,540         885,839        837,586       2,214,230       2,403,077
Issued in reinvestment of dividends and
  distributions........................        28,807         13,029          83,857         38,520         243,943          73,016
Redeemed...............................       (28,038)       (53,448)       (101,620)      (164,530)       (274,288)       (775,472)
                                           -----------    -----------     -----------    -----------    ------------    ------------
    Net increase (decrease)............       111,824        299,121         868,076        711,576       2,183,885       1,700,621
                                           ===========    ===========     ===========    ===========    ============    ============

                                                                                U.S. GOVERNMENT
                                             MONEY MARKET PORTFOLIO            INCOME PORTFOLIO
                                          ----------------------------   -----------------------------
                                            SIX MONTHS     YEAR ENDED      SIX MONTHS      YEAR ENDED
                                          ENDED JUNE 30,    DECEMBER     ENDED JUNE 30,   DECEMBER 31,
                                             1997(1)        31, 1996        1997(1)           1996
                                          --------------   -----------   --------------   ------------
OPERATIONS
Net investment income...................   $    106,696    $   181,416     $  137,001      $  130,053
Net realized gain (loss) on
  investments...........................             (6)           (14)       (16,079)         (7,891)
Net change in unrealized appreciation
  (depreciation) on investments.........             --             --         26,949         (26,424)
                                            -----------    -----------     ----------      ----------
    Net increase in net assets resulting
      from operations...................        106,690        181,402        147,871          95,738
                                            -----------    -----------     ----------      ----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS
Net investment income...................       (106,696)      (181,416)      (137,001)       (130,053)
Net realized gains......................             --            (46)            --              --
                                            -----------    -----------     ----------      ----------
    Total dividends and distributions to
      shareholders......................       (106,696)      (181,462)      (137,001)       (130,053)
                                            -----------    -----------     ----------      ----------
FUND SHARE TRANSACTIONS
Net proceeds from sales.................      2,103,920      6,146,104      3,495,129       2,180,216
Reinvestment of dividends and
  distributions.........................         99,926        182,704        125,744         130,663
Cost of shares redeemed.................     (2,229,157)    (5,405,790)      (405,814)       (297,024)
                                            -----------    -----------     ----------      ----------
    Net increase (decrease) in net
      assets from fund share
      transactions......................        (25,311)       923,018      3,215,059       2,013,855
                                            -----------    -----------     ----------      ----------
        Total increase (decrease) in net
          assets........................        (25,317)       922,958      3,225,929       1,979,540
NET ASSETS
Beginning of period.....................      5,279,042      4,356,084      3,421,998       1,442,458
                                            -----------    -----------     ----------      ----------
End of period (including undistributed
  net investment income of $139,630 and
  $188,895; $129,800 and $226,925;
  $1,561,847 and $2,161,818; $0 and $0
  and $0 and $0, respectively)..........   $  5,253,725    $ 5,279,042     $6,647,927      $3,421,998
                                            ===========    ===========     ==========      ==========
SHARES ISSUED AND REDEEMED
Issued..................................      2,103,920      6,146,104        341,129         209,939
Issued in reinvestment of dividends and
  distributions.........................         99,926        182,704         12,193          12,589
Redeemed................................     (2,229,157)    (5,405,790)       (39,494)        (28,592)
                                            -----------    -----------     ----------      ----------
    Net increase (decrease).............        (25,311)       923,018        313,828         193,936
                                            ===========    ===========     ==========      ==========

---------------

(1) Unaudited.

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 JUNE 30, 1997

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     OCC Accumulation Trust (the "Trust") was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Equity Portfolio, the Small Cap Portfolio, the Managed Portfolio, the Money Market Portfolio and the U.S. Government Income Portfolio (collectively, the "Portfolios") are five of six portfolios offered in the Trust. Each portfolio is authorized to issue an unlimited number of shares of beneficial interest at $.01 par value. OpCap Advisors (the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pensions and retirement plans. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     The Money Market Portfolio: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security. The Equity, Small Cap, Managed and U.S. Government Income Portfolios: Investment securities, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

     Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     The Equity, Small Cap and Managed Portfolios: Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Money

                             OCC ACCUMULATION TRUST
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997



(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED)

Market and U.S. Government Income Portfolios: Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

     The Trust's portfolios record dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital or tax return of capital.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (G) CUSTODY OFFSETS

     The Portfolios benefit from an expense offset arrangement with its custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolios.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  (A) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of each Portfolio's net assets as of the close of business each day at the following annual rates: .80% for each of the Equity, Small Cap and Managed Portfolios on the first $400 million, .75% on the next $400 million and .70% thereafter; .40% for the Money Market Portfolio and .60% for the U.S. Government Income Portfolio. The Adviser has voluntarily agreed to waive that portion of each advisory fee necessary to limit total operating expenses of each Portfolio to 1.00% (net of expenses offset) of average net assets on an annual basis.

  (B) Total brokerage commissions paid by the Equity, Small Cap and Managed Portfolios amounted to $4,820, $80,508 and $64,187, respectively, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $1,518, $20,686 and $24,908, respectively, for the six months ended June 30, 1997.

                             OCC ACCUMULATION TRUST
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                 JUNE 30, 1997

(3) PURCHASES AND SALES OF SECURITIES

     For the six months ended June 30, 1997, purchases and sales of investment securities, other than short-term securities, were as follows:

                                                                                         U.S. GOVERNMENT
                           EQUITY        SMALL CAP        MANAGED       MONEY MARKET         INCOME
                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO*         PORTFOLIO
                         ----------     -----------     -----------     ------------     ---------------
Purchases..............  $2,006,683     $35,011,021     $51,856,834     $24,904,984        $ 6,237,713
Sales..................   1,828,102      20,175,495      13,672,297      25,044,398          3,017,417

---------------
*All short-term securities and maturities.

(4) UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES

     At June 30, 1997, the composition of unrealized appreciation (depreciation) on investment securities and the cost of investments for Federal income tax purposes were as follows:

                                      APPRECIATION     (DEPRECIATION)         NET           TAX COST
                                      ------------     --------------     -----------     ------------
Equity Portfolio....................  $  6,214,033      $       (179)     $ 6,213,854     $ 19,004,230
Small Cap Portfolio.................     8,547,833        (1,288,163)       7,259,670       51,782,308
Managed Portfolio...................    64,137,022          (187,396)      63,949,626      228,560,923
Money Market Portfolio..............            --                --               --        5,271,364
U.S. Government Income Portfolio....        69,498           (28,671)          40,827        6,500,122

(5) AFFILIATED TRANSACTION

     On July 22, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with approximately $119 billion in assets under management through various subsidiaries and its affiliate Thomson Advisory Group Inc. ("TAG"), signed an Amended and Restated Merger Agreement with Oppenheimer Group, Inc. ("OGI"), its subsidiary Oppenheimer Financial Corp. ("Opfin") and certain related parties pursuant to which PIMCO Advisors and TAG and its successor, will acquire the one-third managing general partner interest in Oppenheimer Capital, its 1.0% general partner interest in OpCap Advisors, and its 1.0% general partner interest in Oppenheimer Capital L.P. (the "Transaction"). If the Transaction is consummated, it will involve a change in control of Oppenheimer Capital and its subsidiary OpCap Advisors which will constitute an assignment and termination of the Investment Advisory Agreement with the Trust. At a meeting held on February 28, 1997, the Trustees, including all independent Trustees, approved and determined to submit to shareholders for approval, a new Investment Advisory Agreement with OpCap Advisors, substantially upon the same terms and conditions as the existing Investment Advisory Agreement. Proxy material will be sent to shareholders concerning the new Investment Advisory Agreement.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         INCOME FROM                           DIVIDENDS AND
                                                    INVESTMENT OPERATIONS                      DISTRIBUTIONS
                                       -----------------------------------------------  ----------------------------
                                                                                                      DISTRIBUTIONS
                                                              NET REALIZED                                  TO
                                                                  AND                   DIVIDENDS TO   SHAREHOLDERS
                                       NET ASSET               UNREALIZED     TOTAL     SHAREHOLDERS     FROM NET     NET ASSET
                                        VALUE,       NET      GAIN (LOSS)      FROM       FROM NET    REALIZED GAINS   VALUE,
                                       BEGINNING  INVESTMENT       ON       INVESTMENT   INVESTMENT         ON         END OF
                                       OF PERIOD    INCOME    INVESTMENTS   OPERATIONS     INCOME      INVESTMENTS     PERIOD
                                       ---------  ----------  ------------  ----------  ------------  --------------  ---------
EQUITY PORTFOLIO
Six Months Ended June 30, 1997(6).....  $ 30.07     $ 0.18        $3.81        $3.99       ($0.28)        ($1.00)      $ 32.78
Year Ended December 31, 1996..........    25.05       0.21         5.52         5.73        (0.24)         (0.47)        30.07
Year Ended December 31, 1995..........    18.12       0.31         6.71         7.02        (0.09)            --         25.05
September 16, 1994(3) to December 31,
 1994.................................    18.57       0.09        (0.54)       (0.45)          --             --         18.12

                                                                                   RATIOS
                                                               -----------------------------------------------
                                                               RATIO OF           RATIO OF
                                                                  NET                NET
                                                               OPERATING          INVESTMENT
                                                   NET         EXPENSES            INCOME
                                                 ASSETS,          TO                 TO
                                                  END OF        AVERAGE            AVERAGE           PORTFOLIO        AVERAGE
                                         TOTAL    PERIOD          NET                NET             TURNOVER        COMMISSION
                                        RETURN*  (000'S)       ASSETS(5)           ASSETS              RATE            RATE
                                        -------  --------      ---------          ---------          ---------       ---------
EQUITY PORTFOLIO
Six Months Ended June 30, 1997(6).....    13.7%   $25,293      1.00% (2,4)        1.29% (2,4)          10%           $ 0.0566
Year Ended December 31, 1996..........    23.4%    19,843      0.93% (1)          1.29% (1)            36%             0.0588
Year Ended December 31, 1995..........    38.9%     9,036      0.72% (1)          1.74% (1)            31%                 --
September 16, 1994(3) to December 31,
 1994.................................    (2.4%)    4,281      0.72% (1,4)        1.80% (1,4)           6%                 --


(1) During the periods noted above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. If such waivers and assumptions had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 1.05% and 1.15%, respectively, for the year ended December 31, 1996, 1.26% and 1.20%, respectively, for the year ended December 31, 1995 and 2.09% and 0.43%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

SMALL CAP PORTFOLIO
Six Months Ended June 30, 1997(6)..... $  22.61   $   0.03        $3.14        $3.17       ($0.13)        ($0.92)     $  24.73
Year Ended December 31, 1996..........    19.91       0.14         3.45         3.59        (0.25)         (0.64)        22.61
Year Ended December 31, 1995..........    17.38       0.26         2.37         2.63        (0.05)         (0.05)        19.91
September 16, 1994(3) to December 31,
 1994.................................    17.49       0.06        (0.17)       (0.11)          --             --         17.38

SMALL CAP PORTFOLIO
Six Months Ended June 30, 1997(6).....    14.6%   $58,949         0.99% (2,4)        0.60% (2,4)          54%           $ 0.0544
Year Ended December 31, 1996..........    18.7%    34,257         0.93% (1)          1.03% (1)            50%             0.0493
Year Ended December 31, 1995..........    15.2%    16,004         0.74% (1)          1.75% (1)            69%                 --
September 16, 1994(3) to December 31,
 1994.................................    (0.6%)    9,210         0.74% (1,4)        1.22% (1,4)          32%                 --


(1) During the periods noted above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. If such waivers and assumptions had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 1.01% and 0.92%, respectively, for the year ended December 31, 1996, 0.99% and 1.50%, respectively, for the year ended December 31, 1995 and 1.64% and 0.32%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

MANAGED PORTFOLIO
Six Months Ended June 30, 1997(6)..... $  36.21   $   0.18    $   4.73      $  4.91       ($0.40)       ($1.22)       $  39.50
Year Ended December 31, 1996..........    30.14       0.43        6.31         6.74        (0.41)        (0.26)          36.21
Year Ended December 31, 1995..........    20.83       0.42        9.02         9.44        (0.13)           --           30.14
September 16, 1994(3) to December 31,
 1994.................................    21.80       0.14       (1.11)       (0.97)          --            --           20.83

MANAGED PORTFOLIO
Six Months Ended June 30, 1997(6).....    14.0%  $283,406         0.89% (2,4)        1.41% (2,4)           7%           $ 0.0574
Year Ended December 31, 1996..........    22.8%   180,728         0.84% (1)          1.66% (1)            27%             0.0592
Year Ended December 31, 1995..........    45.6%    99,188         0.66% (1)          1.85% (1)            22%                 --
September 16, 1994(3) to December 31,
 1994.................................    (4.4%)   54,943         0.66% (1,4)        2.34% (1,4)           8%                 --


(1) During the periods noted above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 0.85% and 1.65%, respectively, for the year ended December 31, 1996, 0.74% and 1.77%, respectively, for the year ended December 31, 1995 and 0.96% and 2.04%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.



MONEY MARKET PORTFOLIO
Six Months Ended June 30, 1997(6)..... $   1.00   $   0.02    ($0.00)       $0.02       ($0.02)            --        $  1.00
Year Ended December 31, 1996..........     1.00       0.04     (0.00)        0.04        (0.04)        ($0.00)          1.00
Year Ended December 31, 1995..........     1.00       0.05      0.00         0.05        (0.05)            --           1.00
September 16, 1994(3) to December 31,
 1994.................................     1.00       0.01        --         0.01        (0.01)            --           1.00

MONEY MARKET PORTFOLIO
Six Months Ended June 30, 1997(6).....     2.3%    $5,254         0.99% (1,2,4)      4.50% (1,2,4)         --                 --
Year Ended December 31, 1996..........     4.5%     5,279         1.01% (1)          4.43% (1)             --                 --
Year Ended December 31, 1995..........     5.1%     4,356         1.00% (1)          4.94% (1)             --                 --
September 16, 1994(3) to December 31,
 1994.................................     1.2%     3,520         1.00% (1,4)        4.13% (1,4)           --                 --

(1) During the periods noted above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. If such waivers and assumptions had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 1.14% and 4.36%, annualized, respectively, for the six months ended June 30, 1997, 1.30% and 4.13%, respectively, for the year ended December 31, 1996, 1.14% and 4.80%, respectively, for the year ended December 31, 1995 and 2.03% and 3.10%, annualized, respectively, for the period September 16, 1994 (commencement of operations) to December 31, 1994.

U.S. GOVERNMENT INCOME PORTFOLIO
Six Months Ended June 30, 1997(6).....  $ 10.38     $ 0.28       ($0.05)       $0.23       ($0.28)            --       $ 10.33
Year Ended December 31, 1996..........    10.62       0.55        (0.24)        0.31        (0.55)            --         10.38
January 3, 1995(3) to
 December 31, 1995....................    10.00       0.60         0.68         1.28        (0.60)        ($0.06)        10.62

U.S. GOVERNMENT INCOME PORTFOLIO
Six Months Ended June 30, 1997(6).....     2.2%    $6,648         1.01% (1,2,4)      5.48% (1,2,4)        60%                 --
Year Ended December 31, 1996..........     3.0%     3,422         0.96% (1)          5.27% (1)            31%                 --
January 3, 1995(3) to
December 31, 1995....................     13.1%     1,442         0.75% (1,4)        5.75% (1,4)          65%                 --

(1) During the periods noted above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. If such waivers and assumptions had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 1.53% and 4.96%, annualized, respectively, for the six months ended June 30, 1997, 2.34% and 3.87%, respectively, for the year ended December 31, 1996 and 4.73% and 1.77%, annualized, respectively, for the period January 3, 1995 (commencement of operations) to December 31, 1995.
---------------

(2) Average net assets for the six months ended June 30, 1997 were $21,885,297, $43,502,064, $223,985,374, $4,777,776 and $5,038,930 for the Equity, Small
    Cap, Managed, Money Market and U.S. Government Income Portfolios, respectively.
(3) Commencement of operations.
(4) Annualized.
(5) For fiscal periods ending after September 1, 1995, the ratios are calculated to include expenses offset by earnings credits from a custodian bank (See note 1G in Notes to Financial Statements).
(6) Unaudited.
 * Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

                             OCC ACCUMULATION TRUST
                           ONE WORLD FINANCIAL CENTER
                               NEW YORK, NY 10281

        TRUSTEES AND PRINCIPAL OFFICERS
        Joseph M. La Motta                        Trustee, President
        Paul Y. Clinton                           Trustee
        Thomas W. Courtney                        Trustee
        Lacy B. Herrmann                          Trustee
        George Loft                               Trustee
        Bernard H. Garil                          Vice President
        Gavin Albert                              Vice President
        Robert J. Bluestone                       Vice President
        Timothy J. Curro                          Vice President
        Pierre Daviron                            Vice President
        John C. Giusio, Jr.                       Vice President
        Richard J. Glasebrook, II                 Vice President
        Benjamin D. Gutstein                      Vice President
        Vikki Hanges                              Vice President
        Timothy J. McCormack                      Vice President
        Eileen P. Rominger                        Vice President
        Sheldon M. Siegel                         Treasurer
        Deborah Kaback                            Secretary
        Richard L. Peteka                         Assistant Treasurer

        INVESTMENT ADVISER
        OpCap Advisors
        One World Financial Center
        New York, NY 10281

        CUSTODIAN AND TRANSFER AGENT
        State Street Bank and Trust Company
        P.O. Box 1713
        Boston, MA 02105

        INDEPENDENT ACCOUNTANTS
        Price Waterhouse LLP
        1177 Avenue of the Americas
        New York, NY 10036

        This report is authorized for
        distribution only to shareholders
        and to others who have received a
        copy of this Trust's prospectus.

                      (This page intentionally left blank)

ISSUED BY:

     MONY LIFE INSURANCE COMPANY OF AMERICA
     (An Arizona Stock Corporation)
     (not licensed to solicit or transact
     business in New York)
     1740 Broadway, New York, NY 10019

     or in New York,

     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
     1740 Broadway, New York, NY 10019

DISTRIBUTOR OF MONYMASTER AND MONYEQUITY MASTER:

     MONY SECURITIES CORP.
     1740 Broadway, New York, NY 10019
     (Member NASD, SIPC)

[MONY LOGO]
The Mutual Life Insurance Company of New York
Administrative Offices
1740 Broadway, New York, NY 10019

ADDRESS CORRECTION REQUESTED
                                                          ----------------------
                                                                 BULK RATE
                                                               U.S. POSTAGE
                                                                   PAID
                                                              PERMIT NO. 8048
                                                            NEW YORK, NEW YORK
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Form No. 14005SL (8/97)